SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549-1004

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 43  (File No. 2-73115)                      [X]
                             ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 45  (File No. 811-3218)                                    [X]
              ---

AXP VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.
200 AXP Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It  is proposed that this filing will become effective (check appropriate box)
     [ ] immediately  upon filing pursuant to paragraph (b)
     [X] on October 30, 2000 pursuant to  paragraph  (b)
     [ ] 60 days after  filing  pursuant to paragraph (a)(1)
     [ ] on (date)  pursuant to paragraph  (a)(1)
     [ ] 75 days after filing pursuant to paragraph  (a)(2)
     [ ] on (date) pursuant to paragraph  (a)(2) of rule 485

If appropriate, check the following box:
    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

American Express (R) Variable  Portfolio  Funds


PROSPECTUS/OCT. 30, 2000


AXP(SM) Variable Portfolio - Blue Chip Advantage Fund
AXP(SM) Variable Portfolio - Bond Fund
AXP(SM) Variable Portfolio - Capital Resource Fund
AXP(SM) Variable Portfolio - Cash Management Fund
AXP(SM) Variable Portfolio - Diversified Equity Income Fund
AXP(SM) Variable Portfolio - Emerging Markets Fund
AXP(SM) Variable Portfolio - Extra Income Fund
AXP(SM) Variable Portfolio - Federal Income Fund
AXP(SM) Variable Portfolio - Global Bond Fund
AXP(SM) Variable Portfolio - Growth Fund
AXP(SM) Variable Portfolio - International Fund
AXP(SM) Variable Portfolio - Managed Fund
AXP(SM) Variable Portfolio - New Dimensions Fund (R)
AXP(SM) Variable Portfolio - S&P 500 Index Fund
AXP(SM) Variable Portfolio - Small Cap Advantage Fund
AXP(SM) Variable Portfolio - Strategy Aggressive Fund




Please note that each Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.


This prospectus may contain information on Funds not available under your variable annuity or variable life insurance contract. Please refer to your variable annuity or variable life insurance prospectus for information regarding the investment options available to you.


Managed by IDS Life Insurance Company

Table of Contents

TAKE A CLOSER LOOK AT:

THE FUNDS                                                                   4p

AXP VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND                           4p

Goal                                                                        4p

Investment Strategy                                                         4p

Risks                                                                       5p

Past Performance                                                            5p

Management                                                                  5p

AXP VARIABLE PORTFOLIO - BOND FUND                                          6p

Goal                                                                        6p

Investment Strategy                                                         6p

Risks                                                                       7p

Past Performance                                                            8p

Management                                                                  8p

AXP VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND                              9p

Goal                                                                        9p

Investment Strategy                                                         9p

Risks                                                                       10p

Past Performance                                                            10p

Management                                                                  11p

AXP VARIABLE PORTFOLIO - CASH MANAGEMENT FUND                               11p

Goal                                                                        11p

Investment Strategy                                                         11p

Risks                                                                       12p

Past Performance                                                            13p

Management                                                                  13p

AXP VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND                     14p

Goal                                                                        14p

Investment Strategy                                                         14p

Risks                                                                       14p

Past Performance                                                            15p

Management                                                                  15p

AXP VARIABLE PORTFOLIO - EMERGING MARKETS FUND                              15p

Goal                                                                        15p

Investment Strategy                                                         15p

Risks                                                                       16p

Past Performance                                                            16p

Management                                                                  16p


AXP VARIABLE PORTFOLIO - EXTRA INCOME FUND                                  17p

Goal                                                                        17p

Investment Strategy                                                         17p

Risks                                                                       18p

Past Performance                                                            19p

Management                                                                  20p

AXP VARIABLE PORTFOLIO - FEDERAL INCOME FUND                                20p

Goal                                                                        20p

Investment Strategy                                                         20p

Risks                                                                       21p

Past Performance                                                            21p

Management                                                                  21p

AXP VARIABLE PORTFOLIO - GLOBAL BOND FUND                                   21p

Goal                                                                        21p

Investment Strategy                                                         21p

Risks                                                                       22p

Past Performance                                                            23p

Management                                                                  24p

AXP VARIABLE PORTFOLIO - GROWTH FUND                                        24p

Goal                                                                        24p

Investment Strategy                                                         24p

Risks                                                                       25p

Past Performance                                                            25p

Management                                                                  25p

AXP VARIABLE PORTFOLIO - INTERNATIONAL FUND                                 25p

Goal                                                                        25p

Investment Strategy                                                         25p

Risks                                                                       26p

Past Performance                                                            27p

Management                                                                  28p

AXP VARIABLE PORTFOLIO - MANAGED FUND                                       28p

Goal                                                                        28p

Investment Strategy                                                         28p

Risks                                                                       29p

Past Performance                                                            30p

Management                                                                  31p

AXP VARIABLE PORTFOLIO - NEW DIMENSIONS FUND                                31p

Goal                                                                        31p

Investment Strategy                                                         31p

Risks                                                                       31p

Past Performance                                                            32p

Management                                                                  33p


AXP VARIABLE PORTFOLIO - S&P 500 INDEX FUND                                 33p

Goal                                                                        33p

Investment Strategy                                                         33p

Risks                                                                       34p

Past Performance                                                            34p

Index Performance                                                           35p

Management                                                                  35p

AXP VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND                           35p

Goal                                                                        35p

Investment Strategy                                                         35p

Risks                                                                       36p

Past Performance                                                            36p

Management                                                                  36p

AXP VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND                           37p

Goal                                                                        37p

Investment Strategy                                                         37p

Risks                                                                       37p

Past Performance                                                            38p

Management                                                                  39p

FEES AND EXPENSES                                                           40p

Shareholder Fees                                                            40p

Annual Fund Operating Expenses                                              40p

BUYING AND SELLING SHARES                                                   41p

Valuing Fund Shares                                                         41p

Purchasing Shares                                                           41p

Transferring/Selling Shares                                                 41p

DISTRIBUTIONS AND TAXES                                                     42p


OTHER INFORMATION                                                           42p


FINANCIAL HIGHLIGHTS                                                        43p

The Funds


References to "Fund" throughout this prospectus refer to AXP Variable  Portfolio
- Blue Chip Advantage Fund, AXP Variable Portfolio Bond Fund, AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Cash Management Fund, AXP Variable Portfolio Diversified Equity Income Fund, AXP Variable Portfolio - Emerging Markets Fund, AXP Variable Portfolio - Extra Income Fund, AXP Variable Portfolio - Federal Income Fund, AXP Variable Portfolio - Global Bond Fund, AXP Variable Portfolio - Growth Fund, AXP Variable Portfolio - International Fund, AXP Variable Portfolio - Managed Fund, AXP Variable Portfolio - New Dimensions Fund, AXP Variable Portfolio - S&P 500 Index Fund, AXP Variable Portfolio - Small Cap Advantage Fund and AXP Variable Portfolio - Strategy Aggressive Fund, singularly or collectively as the context requires.


Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity or variable life insurance contract (the contracts) and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

AXP Variable Portfolio - Blue Chip Advantage Fund

GOAL

The Fund seeks to provide shareholders with a long-term total return exceeding that of the U.S. stock market. Because any investment involves risk, achieving this goal cannot be guaranteed.


INVESTMENT STRATEGY

The Fund invests primarily in securities of companies included in the Standard & Poor's 500 Composite Price Index (S&P 500 Index). The S&P 500 Index is an unmanaged market index used to measure total return of the U.S. stock market (the Fund may change this market index from time to time). To the extent practicable, the Fund's total assets are fully invested in stocks with 65% of those being blue chip stocks. Blue chip stocks are issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their respective industries. Although the Fund invests primarily in common stocks that comprise the S&P 500 Index, it is not an index fund, it may own companies not included in the index, and its results will likely differ from the index.

The selection of common stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment advisor, chooses equity investments by:

o    Identifying companies with:

   -- effective management,

   -- financial strength,

   -- strong, sustainable earnings growth, and

   -- competitive market position.

o    Focusing on those companies that AEFC considers to be "blue chips."

o Establishing one or more industry classifications for each company (AEFC will classify each company into one of at least 25 industries -- the classifications may or may not be the same as the ones assigned by others).

o Assigning ratings to each company based on that company's merits and on its industry grouping(s).

o Buying a diversified portfolio of securities. AEFC will weight certain industry classifications based on AEFC's expectations for growth and for expected market trends.


o Buying equity securities not included in the S&P 500 Index if those securities meet the standards described above.


In evaluating whether to sell a security, AEFC considers, among other factors, whether:


     --   the security is overvalued relative to alternative investments,


     --   the security has reached AEFC's price objective,

     --   the company has met AEFC's earnings and/or growth expectations,

     -- political, economic, or other events could affect the company's performance,

     --   AEFC  wishes  to  minimize   potential   losses  (i.e.,  in  a  market
          down-turn),

     --   AEFC wishes to lock-in profits,

     --   AEFC identifies a more attractive opportunity, and

     -- the company or the security continues to meet the other standards described above.

Although not a primary investment strategy, the Fund also may invest in other instruments, such as money market securities and derivatives (such as futures, options and forward contracts).


During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Style Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk

The objective of the Fund is to provide shareholders with a long-term return exceeding that of the U.S. stock market. Currently, the S&P 500 is the market index used to measure total return of the U.S. stock market. However, unlike the unmanaged index, the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund, stock selection, sector weightings, and other such factors. As a result, once these factors are accounted for, the Fund may under-perform the market index.


PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund did not begin operations until September 1999.


MANAGEMENT


Keith Tufte and James M. Johnson, Jr. are primarily responsible for the day-to-day operations of AXP Variable Portfolio - Blue Chip Advantage Fund.

Keith Tufte joined AEFC in 1990. He became portfolio manager of AXP Variable Portfolio - Diversified Equity Income Fund in May 2000 and he has managed AXP Blue Chip Advantage Fund, and Aggressive Growth Portfolio since November 1998. He also became director of research-equities in 1998. He serves as portfolio manager of AXP Equity Value Fund and Equity Income Portfolio.

James M. Johnson, Jr. joined AEFC in 1994 as an equity quantitative analyst. He began managing portfolios for American Express Asset Management in 1996. He is portfolio manager of Total Return Portfolio, AXP Small Company Index Fund, AXP S&P 500 Index Fund, AXP Mid Cap Index Fund, AXP Total Stock Market Index Fund, AXP Nasdaq 100 Index Fund, and AXP Variable Portfolio - S&P 500 Index Fund. He is co-portfolio manager of Aggressive Growth Portfolio and AXP Blue Chip Advantage Fund.

The Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a different retail mutual fund. The Fund, however, will have its own unique portfolio holdings, fees and operating expenses. Consequently, the Fund will have its own unique operating results, and those results may differ significantly from the different retail mutual fund.

AXP Variable Portfolio - Bond Fund

GOAL

The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment and to continue a high level of income for the longest period of time. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY


The Fund's assets primarily are invested in bonds and other debt obligations. Under normal market conditions, at least 65% of the Fund's total assets are invested in bonds. Additionally, at least 50% of the Fund's investments will be invested in (1) investment-grade corporate bonds, (2) unrated corporate bonds that are believed to be of investment-grade quality, and (3) government bonds (including mortgage-backed securities). Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher dividends and/or capital appreciation by buying lower-quality (junk) bonds. As a result, junk bonds may comprise a large percentage of the Fund's investments. The Fund may invest up to 25% of its total assets in foreign investments (which may include investments in emerging markets).


The selection of debt obligations is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o Considering opportunities and risks by reviewing interest rate and economic forecasts.

o Investing more heavily in certain market sectors (for example, corporate bonds and government bonds) based on AEFC's expectations for interest rates.

o    Identifying investment-grade U.S. and foreign bonds.

o    Identifying below investment-grade U.S. and foreign bonds (junk bonds).


o Identifying securities that are expected to outperform other securities. In this analysis, AEFC will take risk factors into account (for example, whether money has been set aside to cover the cost of principal and interest payments).

o Identifying investments that contribute to the portfolio diversification of the Fund, including both the number of issuers and the types of securities held in the portfolio.


In evaluating whether to sell a security, AEFC considers, among other factors, whether:

     --   the interest rate or economic outlook changes,


     --   the security is overvalued relative to alternative investments,


     -- the issuer's credit rating declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell),

     --   the security has reached AEFC's price objective,

     --   AEFC identifies a more attractive opportunity, and

     -- the issuer or the security continues to meet the other standards described above.


Although not a primary investment strategy, the Fund also may invest in other instruments such as money market securities, common stocks, preferred stocks, derivatives (such as futures, options and forward contracts), and convertible securities.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.


For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Call/Prepayment Risk

   Credit Risk

   Event Risk

   Foreign/Emerging Markets Risk

   Interest Rate Risk

   Liquidity Risk

   Market Risk

Call/Prepayment Risk


The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.


Credit Risk


The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment-grade bonds.


Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation the higher its yield and the greater the sensitivity to changes in interest rates.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and


o    how the Fund's average annual total returns compare to recognized indexes.


How the Fund performed in the past does not indicate how the Fund will perform in the future.


AXP VP - Bond Fund Performance (based on calendar years)

In the printed prospectus a bar chart is shown in this space.




+4.32%  +17.54% +9.32% +15.85% -3.92%  +22.30% +5.70%  +8.83%   +1.51%  +1.70%

1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

During the period shown in the bar chart, the highest return for a calendar quarter was +8.65% (quarter ending June 1995) and the lowest return for a calendar quarter was -3.30% (quarter ending March 1990).

The Fund's year to date return as of Sept. 30, 2000 was +2.77%.

Average Annual Total Returns (as of Dec. 31, 1999)

                                           1 year        5 years       10 years

AXP VP - Bond Fund                         +1.70%        +7.75%        +8.04%

Lehman Brothers Aggregate Bond Index       -0.82%        +7.73%        +7.70%

Lipper Corporate Debt - BBB rated Index    -1.12%        +7.68%        +7.72%

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Lipper Corporate Debt - BBB rated Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

MANAGEMENT

Fred Quirsfeld and Ray Goodner are primarily responsible for the day-to-day operation of AXP Variable Portfolio - Bond Fund.

Fred Quirsfeld, senior vice president and senior portfolio manager, joined AEFC in 1985. He became co-portfolio manger of this fund in January 2000. He also is co-portfolio manager of AXP Bond Fund and has managed that fund since 1985. He also serves as vice president - fixed income investments for the American Express mutual funds.

Ray Goodner, vice president and senior portfolio manager, joined AEFC in 1977. He became co-portfolio manager of this fund in May 2000. He also serves as portfolio manager of other American Express mutual funds including Quality Income Portfolio, World Income Portfolio, and AXP Variable Portfolio - Global Bond Fund.

The Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a different retail mutual fund. The Fund, however, will have its own unique portfolio holdings, fees and operating expenses. Consequently, the Fund will have its own unique operating results, and those results may differ significantly from the different retail mutual fund.

AXP Variable Portfolio - Capital Resource Fund

GOAL

The Fund seeks capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY

The Fund's assets primarily are invested in U.S. common stocks and other securities convertible into common stock. Additionally, the Fund may invest up to 25% of its total assets in foreign investments.

The selection of U.S. common stocks is the primary decision in building the investment portfolio.


In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:


o  Identifying larger companies with:

   -- effective management,

   -- financial strength,

   -- competitive market or product position, and

   -- earnings growth potential.

o Identifying securities that AEFC believes have good capital appreciation potential.

o Considering opportunities and risks by reviewing interest rates and economic forecasts.

o Buying a diversified portfolio of securities. AEFC will weight certain sectors more heavily based on AEFC's expectations for growth and for expected market trends.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the interest rate or economic outlook changes,

   -- the security is overvalued relative to other potential investments,

   -- the security has reached AEFC's price objective,

   -- AEFC wishes to lock-in profits,

   -- AEFC identifies a more attractive opportunity, and

   -- the issuer or the security continues to meet the other standards described
      ABOVE


Although not a primary investment strategy, the Fund also may invest in other instruments such as money market securities and debt obligations (of any rating). Additionally the Fund may utilize derivative instruments (such as futures, options and forward contracts) to produce incremental earnings, to hedge existing positions and to increase flexibility.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund will invest in these securities primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.


For  more  information  on  strategies  and  holdings,   see  the  SAI  and  the
annual/semiannual reports.

RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Style Risk

   Foreign Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk

The Fund purchases stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

Foreign Risk

The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o    how the Fund's average annual total returns compare to a recognized index.


How the Fund performed in the past does not indicate how the Fund will perform in the future.

In the printed prospectus a bar chart is shown in this space.


+0.67%  +46.78% +4.09%  +3.42%  +1.17%  +27.86% +7.71% +24.14%  +24.12% +23.75%

1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

During the period shown in the bar chart, the highest return for a calendar quarter was +26.20% (quarter ending December 1998) and the lowest return for a calendar quarter was -15.33% (quarter ending September 1998).

The Fund's year to date return as of Sept. 30, 2000 was -6.02%.

Average Annual Total Returns (as of Dec. 31, 1999)

                                     1 year           5 years           10 years

AXP VP - Capital Resource Fund       +23.75%          +21.30%           +15.50%

S&P 500 Index                        +21.04%          +28.56%           +18.21%

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 Index companies may be generally larger than those in which the Fund invests.

The securities included in the index may not be the same as those held by the Fund.

MANAGEMENT

Betty Tebault, senior portfolio manager, manages the day-to-day operations of AXP Variable Portfolio - Capital Resource Fund. She joined AEFC in 1985 as an analyst and became an associate portfolio manager in 1991, helping to manage Wealth Management Portfolios and AXP Stock Fund. She began managing this Fund in February 2000.

AXP Variable Portfolio - Cash Management Fund

GOAL

The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, the Fund cannot guarantee this goal.

INVESTMENT STRATEGY

The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper. The Fund may invest more than 25% of its total assets in U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

The selection of short-term debt obligations is the primary decision in building the investment portfolio. The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the SEC for money market funds. For example, the Fund:

o    limits its average portfolio maturity to ninety days or less;

o    buys obligations with remaining maturities of 397 days or less; and

o buys only obligations that are denominated in U.S. dollars and present minimal credit risk.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o Considering opportunities and risks given current interest rates and anticipated interest rates.

o Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

     -- the issuer's credit rating declines or AEFC expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until AEFC believes it is advantageous to sell),

     -- political, economic, or other events could affect the issuer's performance,

     --   AEFC identifies a more attractive opportunity, and

     -- the issuer or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS

Please remember that with any mutual fund investment you may lose money. Although the Fund's share price has remained constant in the past, THE FUND CANNOT GUARANTEE THAT IT WILL ALWAYS BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Principal risks associated with an investment in the Fund include:

   Credit Risk

   Foreign Risk

   Interest Rate Risk

   Market Risk

   Sector/Concentration Risk

Credit Risk


The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note).


Foreign Risk

The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk). For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below.


How the Fund performed in the past does not indicate how the Fund will perform in the future.


In the printed prospectus a bar chart appears in this space.


+7.98%  5.82%  +3.27%  +2.70%  +3.80   +5.45%  +4.23%  +5.16%  +5.14%  +4.73

1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

During the period shown in the bar chart, the highest return for a calendar quarter was +1.95% (quarter ending December 1990) and the lowest return for a calendar quarter was +0.47% (quarter ending March 1996).

The Fund's year to date return as of Sept. 30, 2000 was +4.30%.

Average Annual Total Returns (as of Dec. 31, 1999)

                                    1 year           5 years           10 years

AXP VP - Cash Management Fund       +4.73%           +4.94%            +4.82%

This table shows total returns from hypothetical investments in shares of the Fund. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Yield Information

For current 7-day yield information, call 1-800-862-7919 option 3.

MANAGEMENT

Terry Fettig manages the day-to-day operations of AXP Variable Portfolio - Cash Management Fund. He joined AEFC in 1986 and currently serves as senior portfolio manager. He also serves as portfolio manager for AXP Cash Management Fund, AXP Intermediate Tax-Exempt Fund, IDS Life Series Fund - Money Market Portfolio and AXP Tax-Free Money Fund.

The Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a different retail mutual fund. The Fund, however, will have its own unique portfolio holdings, fees and operating expenses. Consequently, the Fund will have its own unique operating results, and those results may differ significantly from the different retail mutual fund.

AXP Variable Portfolio - Diversified Equity Income Fund

GOAL

The Fund seeks to provide shareholders with a high level of current income and, as a secondary goal, steady growth of capital. Because any investment involves risk, achieving these goals cannot be guaranteed.

INVESTMENT STRATEGY

The Fund's assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 65% of its net assets in dividend-paying common and preferred stocks.

The selection of dividend-paying stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses equity investments by:


o  Identifying companies with moderate growth potential based on:

   -- effective management (considering overall performance), and

   -- financial strength.


o  Determining specific industry weightings within the following sectors:

   -- Consumer cyclical     -- Energy

   -- Consumer stable       -- Technology

   -- Financial             -- Industrial

o  Identifying stocks that are selling at low prices in relation to:

   -- current and projected earnings,

   -- current and projected dividends, and

   -- historic price levels.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


   -- the security is overvalued relative to alternative investments,

   -- the security has reached AEFC's price objective,

   -- the company has met AEFC's earnings and/or growth expectations, and

   -- the company or the security continues to meet the other standards described above.

Although not a primary investment strategy, the Fund also may invest in other instruments such as foreign securities, convertible securities, real estate investment trusts, debt obligations (including bonds and commercial paper of any rating) and money market securities. Additionally, the Fund may utilize derivative instruments (such as futures, options and forward contracts) to produce incremental earnings, to hedge existing positions and to increase flexibility.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Sector/Concentration Risk

   Inflation Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Sector/Concentration Risk


Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk).


Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund did not begin operations until September 1999.

MANAGEMENT

Keith Tufte manages the day-to-day operations of AXP Variable Portfolio - Diversified Equity Income Fund. He joined AEFC in 1990, became portfolio manager of this Fund in May 2000, and has managed AXP Blue Chip Advantage Fund and Aggressive Growth Portfolio since November 1998. He is also co-manager of AXP Variable Portfolio - Blue Chip Advantage Fund. He became director of research-equities in 1998. He also serves as portfolio manager of AXP Equity Value Fund and Equity Income Portfolio.

The Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a different retail mutual fund. The Fund, however, will have its own unique portfolio holdings, fees and operating expenses. Consequently, the Fund will have its own unique operating results, and those results may differ significantly from the different retail mutual fund.

AXP Variable Portfolio - Emerging Markets Fund

GOAL

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY

The Fund's assets primarily are invested in equity securities of companies in emerging market countries. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 65% of the Fund's total assets will be invested in companies located in at least three different emerging market countries. Included within this 65% are the securities of companies that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries.

The selection of geographic regions is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment adviser, chooses investments by:

o  Considering opportunities and risks within emerging market countries.

o Determining the percentage of assets to invest in a particular country based upon its economic outlook, political environment, and growth rate (the Fund may invest a significant portion of its assets in a particular country or region).

o  Identifying companies with:

   -- effective management,

   -- financial strength,

   -- prospects for growth and development, and

   -- high demand for their products or services.

o    Identifying   securities  with  sufficient   liquidity  in  trading  volume
     (however, AEFC may invest up to 10% of the Fund's net assets in illiquid securities).

o Buying securities of those companies AEFC considers to be industry market leaders offering the best opportunity for long-term growth.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the security is overvalued relative to alternative investments, and

   -- the company or the security continues to meet the standards described above.

Because the economies of emerging markets can change much more rapidly than that of the U.S., AEFC will focus on the risks associated with potential currency devaluations or sharp changes in monetary policy. If AEFC believes economic or political developments may result in lower share prices, it will attempt to reduce the investments in that country.

AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments to hedge against currency fluctuations. Additionally, the Fund may utilize derivative instruments to produce incremental earnings and to increase flexibility.

Although not a primary investment strategy, the Fund also may invest in other instruments such as money market securities and debt securities. During weak or declining markets, the Fund may invest more of its assets in money market securities.

Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Foreign/Emerging Markets Risk

   Liquidity Risk

   Style Risk

   Sector/Concentration Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging Markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Style Risk

AEFC purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk).

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund did not begin operations until May 2000.

MANAGEMENT

Julian Thompson manages the day-to-day operations of AXP Variable Portfolio - Emerging Markets Fund. He joined AEFC in 1999. Besides managing this Fund, he has co-managed the assets of Emerging Markets Portfolio since December 1999. Prior to joining AEFC, from 1993-1999, he was an Investment Manager - Emerging Markets for Stewart Ivory, a Scottish investment company.

The Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a different retail mutual fund. The Fund, however, will have its own unique portfolio holdings, fees and operating expenses. Consequently, the Fund will have its own unique operating results, and those results may differ significantly from the different retail mutual fund.

AXP Variable Portfolio - Extra Income Fund

GOAL

The Fund seeks to provide shareholders with high current income as its primary goal and, as its secondary goal, capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY

The Fund invests primarily, and may invest all of its assets, in high-yielding, high risk corporate bonds (junk bonds). These bonds may be issued by U.S. and foreign companies and governments. The Fund may invest up to 25% of its total assets in foreign investments.

The selection of debt obligations is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o Considering opportunities and risks by reviewing interest rate and economic forecasts.

o    Identifying securities and /or companies that:

   -- have medium and low quality ratings,

   -- have similar qualities, in AEFC's opinion, even though they are not rated or have been given a different rating by a rating agency,

   -- have growth potential,

   -- have the potential for capital appreciation through credit upgrades.

o Buying securities that are expected to outperform other securities on a risk-adjusted basis (i.e., after considering coupon, sinking fund provision, call protection, and quality). AEFC believes that credit selection is a primary concern and aggressively manages the Fund to earn a high total return.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the interest rate or economic outlook changes,

   -- a sector or industry is experiencing change,

   -- a security's rating is changed,

   -- the security is overvalued,

   -- the company does not meet AEFC's performance expectations,

   -- AEFC wishes to lock-in profits,

   -- AEFC identifies a more attractive opportunity, and

   -- the issuer or the security continues to meet the other standards described above.

Although not a primary investment strategy, the Fund also may invest in other instruments such as money market securities, convertible securities, preferred stocks and common stocks.


During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.


For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Interest Rate Risk

   Credit Risk

   Foreign Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment-grade bonds.

Foreign Risk

The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.


How the Fund performed in the past does not indicate how the Fund will perform in the future.

In the printed prospectus you will find a bar chart in this space.


                                                      +13.37%  -4.41%  +6.24%

1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

During the period shown in the bar chart, the highest return for a calendar quarter was +5.87% (quarter ending September 1997) and the lowest return for a calendar quarter was -9.38% (quarter ending September 1998).

The Fund's year to date return as of Sept. 30, 2000 was -3.22%.

Average Annual Total Returns (as of Dec. 31, 1999)

                                              1 year            Since inception

AXP VP - Extra Income Fund                       +6.24%            +5.51%(a)

Merrill Lynch High Yield Bond Index              +1.57%            +7.41%(b)

Lipper High Yield Funds Index                    +4.78%            +7.30%(b)

Lehman Brothers Aggregate Bond Index             -0.82%            +6.37%(b)

(a)  Inception date was May 1, 1996

(b)  Measurement period started May 1, 1996.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Merrill Lynch High Yield Bond Index provides a broad-based measure of performance of the non-investment grade U.S. domestic bond market. The index currently captures close to $200 billion of the outstanding debt of domestic market issuers rated below investment grade but not in default. The index is "rule-based," which means there is a defined list of criteria that a bond must meet in order to qualify for inclusion in the index.

Lipper High Yield Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT

Jack Utter and Scott Schroepfer are primarily responsible for the day-to-day operations of AXP Variable Portfolio - Extra Income Fund.

Jack Utter, vice president and senior portfolio manager, joined AEFC in 1962. Besides serving as co-manager of this Fund, he also has managed the assets of High Yield Portfolio since 1985.


Scott Schroepfer, senior portfolio manager, joined AEFC in 1990. He became co-manager of this Fund and AXP Extra Income Fund in March 1999. He also served as an associate manager since 1994.

The Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a different retail mutual fund. The Fund, however, will have its own unique portfolio holdings, fees and operating expenses. Consequently, the Fund will have its own unique operating results, and those results may differ significantly from the different retail mutual fund.


AXP Variable Portfolio - Federal Income Fund

GOAL

The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY

The Fund's assets primarily are invested in debt obligations. Under normal market conditions, at least 65% of the Fund's total assets are invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Although the Fund may invest in any U.S. government securities, it is anticipated that U.S. government securities representing part ownership in pools of mortgage loans (mortgage-backed securities) will comprise a large percentage of the Fund's investments. The Fund will utilize forward sale commitments for hedging purposes. Additionally, the Fund will aggressively utilize derivative instruments and when-issued securities to produce incremental earnings, to hedge existing positions, and to increase flexibility. The Fund's potential losses from the use of these instruments could extend beyond its initial investment.

The selection of debt obligations is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:


o  Reviewing credit characteristics and the interest rate outlook.


o  Identifying and buying securities that:

   -- are high quality or have similar qualities, in AEFC's opinion, even though they are not rated or have been given a lower rating by a rating agency, and

   -- have short or intermediate-term maturities.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the interest rate or economic outlook changes,


   -- the security is overvalued relative to alternative investments,


   -- AEFC wishes to lock-in profits,

   -- AEFC identifies a more attractive opportunity, and

   -- the issuer or the security continues to meet the other standards described above.


Although not a primary investment strategy, the Fund also may invest in other instruments such as money market securities, investment-grade non-governmental debt obligations, and derivatives (such as futures, options and forward contracts).

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes. Additionally, the Fund's portfolio turnover may be affected by short-term investment strategies. High portfolio turnover could result in increases in transaction costs and may result in realized capital gains that would be taxable distributions to shareholders.


For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Correlation Risk

   Interest Rate Risk

   Call/Prepayment Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.

Call/Prepayment Risk


The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.



PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund did not begin operations until September 1999.

MANAGEMENT

James W. Snyder manages the day-to-day operations of AXP Variable Portfolio - Federal Income Fund. Jim joined AEFC in 1989 and currently serves as vice president and senior portfolio manager. Besides managing this Fund, he also manages the assets of Government Income Portfolio.

The Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a different retail mutual fund. The Fund, however, will have its own unique portfolio holdings, fees and operating expenses. Consequently, the Fund will have its own unique operating results, and those results may differ significantly from the different retail mutual fund.

AXP Variable Portfolio - Global Bond Fund

GOAL

The Fund seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations including money market instruments of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher dividends and /or capital appreciation (by buying junk bonds).

The selection of investment-grade government and corporate debt obligations is the primary decision in building the portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o    Considering opportunities and risks by credit rating and currency.

o    Identifying investment-grade U.S. and foreign bonds.

o    Identifying below investment-grade U.S. and foreign bonds (junk bonds).

o Identifying bonds that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the security is overvalued, and

   -- the security continues to meet the standards described above.


AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments (such as options and forward contracts) to hedge against currency fluctuations, and also to produce incremental earnings and to increase flexibility.

Although not a primary investment strategy, the Fund also may invest in other instruments such as money market securities, preferred stocks, and convertible securities.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund will invest in these securities primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.


For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS

Please remember that with any mutual fund investment you may lose money. In addition, since the Fund is a non-diversified mutual fund, it may concentrate its investments in securities of fewer issuers than would a diversified fund. Accordingly, the Fund may have more risk than mutual funds that have broader diversification. Principal risks associated with an investment in the Fund include:

   Credit Risk


   Foreign/Emerging Markets Risk


   Interest Rate Risk


   Liquidity Risk


Credit Risk


The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment-grade bonds.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:


Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


Emerging markets risk includes the dramatic pace of change (economic, social and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.


Interest Rate Risk


The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


In the printed prospectus a bar chart appears in this area.


                                                       +3.83%   +8.05%  -4.40%
1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

During the period shown in the bar chart, the highest return for a calendar quarter was +4.10% (quarter ending December 1996) and the lowest return for a calendar quarter was -2.94% (quarter ending March 1997).

The Fund's year to date return as of Sept. 30, 2000 was -1.84%.

Average Annual Total Returns (as of Dec. 31, 1999)

                                                   1 year       Since inception

AXP VP - Global Bond Fund                          -4.40%            +4.07%(a)

Salomon Smith Barney World Government Bond Index   -4.27%            +4.45%(b)

Lipper Global Income Funds Index                   -2.74%            +4.50%(b)

(a)  Inception date was May 1, 1996

(b)  Measurement period started May 1, 1996.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.


For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


Salomon Smith Barney World Government Bond Index, an unmanaged market capitalization weighted benchmark, tracks the performance of the 17 government bond markets around the world. It is widely recognized by investors as a measurement index for portfolios of government bond securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper Global Income Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT

Ray Goodner and Nic Pifer are primarily responsible for the day-to-day operation of AXP Variable Portfolio - Global Bond Fund.

Ray Goodner, vice president and senior portfolio manger, joined AEFC in 1977. He became co-portfolio manager of this fund in May 2000. He also serves as portfolio manager of other American Express mutual funds including Quality Income Portfolio, World Income Portfolio, and AXP Variable Portfolio - Bond Fund.

Nic Pifer, co-manager of the Fund, joined AEFC in 2000. From 1997 to 2000, Nic worked at Investment Advisers, Inc. where he served as vice president and fixed income portfolio manager. Prior to that he was a trader analyst and manager of the foreign exchange trading desk at the Federal Reserve Bank of New York.

The Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a different retail mutual fund. The Fund, however, will have its own unique portfolio holdings, fees and operating expenses. Consequently, the Fund will have its own unique operating results, and those results may differ significantly from the different retail mutual fund.

AXP Variable Portfolio - Growth Fund

GOAL

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY

The Fund primarily invests in common stocks and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

The selection of common stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o Identifying companies that AEFC believes have above-average long-term growth potential based on:

   -- effective management,

   -- financial strength,

   -- competitive market or product position, and

   -- technological advantage relative to other companies.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the company has met AEFC's earnings and/or growth expectations,

   -- political, economic, or other events could affect the company's performance,

   -- AEFC identifies a more attractive opportunity, and

   -- the company continues to meet the other standards described above.


Although not a primary investment strategy, the Fund also may invest in other instruments, such as money market securities, preferred stock, investment-grade debt obligations, and convertible securities. Additionally, the Fund may utilize derivative instruments (such as futures, options, and forward contracts) to produce incremental earnings, to hedge existing positions and to increase flexibility.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.


For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Style Risk

   Foreign Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk

AEFC purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

Foreign Risk

The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund did not begin operations until September 1999.

MANAGEMENT

Lisa Costa, senior portfolio manager is responsible for the day-to-day operations of AXP Variable Portfolio - Growth Fund. She joined AEFC in January 2000. From 1985-1999 she was vice president and portfolio manager for Franklin Advisors at Franklin Templeton Group of Funds. She also serves as portfolio manager of AXP Growth Fund.

The Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a different retail mutual fund. The Fund, however, will have its own unique portfolio holdings, fees and operating expenses. Consequently, the Fund will have its own unique operating results, and those results may differ significantly from the different retail mutual fund.


AXP Variable Portfolio - International Fund

GOAL

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY

The Fund's assets primarily are invested in equity securities of foreign issuers that offer strong growth potential. Under normal market conditions, at least 65% of the Fund's total assets are invested in common stocks or convertible securities of companies located in at least three foreign countries. The Fund may invest in developed and in emerging markets.

The selection of geographic regions is the primary decision in building the investment portfolio. The percentage of the Fund's total assets invested in particular countries or regions will change according to their political stability and economic condition.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o    Considering opportunities and risks within regions or countries.

o    Identifying sectors or companies with strong growth potential.

o Selecting stocks of large companies that AEFC believes have the following fundamental strengths:

   -- financial strength,

   -- high demand for their products or services, and

   -- effective management.

o    Identifying   securities  with  sufficient   liquidity  in  trading  volume
     (however, AEFC may invest up to 10% of the Fund's net assets in illiquid securities).

AEFC decides how much to invest in various countries and local currencies, and then buys securities that offer the best opportunity for long-term growth.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the security is overvalued,

   -- the security has reached AEFC's price objective,

   -- the company or the security continues to meet the standards described above, and

   -- the region or country is undergoing political, economic, or other change.

AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments to hedge against currency fluctuations. Although not a primary investment strategy, the Fund also may invest in other instruments such as money market securities and debt securities (of any rating).

During weak or declining markets or when growth opportunities are unavailable, the Fund may invest more of its assets in money market securities. Investments in U.S. issuers generally will constitute less than 20% of the Fund's total assets. If, however, investments in foreign securities appear to be relatively unattractive in AEFC's judgment, as a temporary defensive strategy, the Fund may invest any portion of its assets in securities of U.S. issuers appearing to offer opportunities for superior growth. Although the Fund will invest in these securities primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Foreign/Emerging Markets Risk

   Liquidity Risk

   Style Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments or forego an investment opportunity.

Style Risk

AEFC purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.



In the printed prospectus there is a bar chart in this space.


                       +32.79% -1.66%  +11.33%  +9.03%  +2.73%  +15.82% +45.63%

1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

During the period shown in the bar chart, the highest return for a calendar quarter was +31.82% (quarter ending December 1999) and the lowest return for a calendar quarter was -19.83% (quarter ending September 1998).

The Fund's year to date return as of Sept. 30, 2000 was -17.33%.

Average Annual Total Returns (as of Dec. 31, 1999)

                                   1 year           5 years      Since inception

AXP VP - International Fund        +45.63%          +16.03%          +13.34%(a)

MSCI EAFE Index                    +25.27%          +11.14%           +9.64%(b)

Lipper International Funds Index   +37.83%          +15.96%          +13.59%(b)

(a)  Inception date was Jan. 13, 1992.

(b)  Measurement period started Feb. 1, 1992.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.


For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


Morgan Stanley Capital International EAFE Index (MSCI EAFE Index), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper International Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT

Mark Fawcett, Richard Leadem, and Gavin Corr are primarily responsible for the day-to-day operations of AXP Variable Portfolio International Fund.

Mark Fawcett, co-manager of the Fund since September 2000, joined AEFC in 1999. He is chief investment officer of American Express Asset Management International Inc. (AEAMI), the London-based subsidiary of AEFC. He also manages AXP International Fund, IDS Life Series Fund - International Equity Portfolio, the international portion of AXP Managed Allocation Fund and the equity portion of AXP Global Balanced Fund. Prior to joining AEFC, Mark was with Gartmore Investment Management plc, a pension fund and mutual fund management company in the U.K. from 1991 to 1999.

Richard Leadem, co-manager of the Fund since September 2000, joined AEFC in 1997 as chief investment director - North American Equities for AEAMI. He also manages World Growth Portfolio and AXP Global Growth Fund. He also co-manages IDS Life Series Fund International Equity Portfolio. Prior to joining AEFC, he was a senior portfolio manager at Mercury Asset management from 1994 to 1997.

Gavin Corr, co-manager of the Fund since September 2000, joined AEFC in 1995 as a portfolio manager on the European equity team. He also co-manages AXP European Equity Fund and IDS Life Series Fund - International Equity Portfolio. Prior to joining AEFC, he was with a London investment bank.

The Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a different retail mutual fund. The Fund, however, will have its own unique portfolio holdings, fees and operating expenses. Consequently, the Fund will have its own unique operating results, and those results may differ significantly from the different retail mutual fund.


AXP Variable Portfolio - Managed Fund

GOAL

The Fund seeks maximum total investment return through a combination of capital growth and current income. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY

The Fund's assets primarily are invested in a combination of equity and debt securities. It will invest in a combination of common and preferred stocks, convertible securities, bonds and other debt securities. Under normal market conditions, at least 50% of the Fund's total assets are invested in common stocks. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it will assume some credit risk to achieve higher dividends and/or capital appreciation (by buying lower-quality bonds). The Fund may invest up to 25% of its total assets in foreign investments.

The selection of common stocks and debt obligations are the primary decisions in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses equity investments by:

o    Identifying companies with:

   -- effective management,

   -- financial strength,

   -- competitive market position, and

   -- growth potential.

o Considering opportunities and risks given overall market conditions and industry outlook.

AEFC chooses debt obligations by:

o Considering opportunities and risks by reviewing interest rate and economic forecasts.

o    Identifying U.S. and foreign bonds that:

   -- are investment-grade,

   -- are below investment-grade (lower-quality bonds), and

   -- are expected to outperform comparable investments on a risk-adjusted basis
      (i.e., after considering coupon, sinking fund provision, call protection, and quality).

o    Identifying investments that contribute to portfolio diversification.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the interest rate or economic outlook changes,

   -- the security is overvalued,

   -- the issuer's credit quality declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell),

   -- the security has reached AEFC's price objective, and

   -- AEFC identifies a more attractive opportunity.


Although not a primary investment strategy, the Fund also may invest other instruments such as money market securities. Additionally, the Fund may utilize derivative instruments (such as futures, options, and forward contracts) to produce incremental earnings, to hedge existing positions and to increase flexibility.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Investments other than common stock will constitute 50% or less of the Fund's total assets. However, under unusual market conditions, the Fund may invest any portion of its assets in securities other than common stocks. Although the Fund will invest in these securities primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.


For  more  information  on  strategies  and  holdings,   see  the  SAI  and  the
annual/semiannual reports.

RISKS

Please remember that with any investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Interest Rate Risk

   Credit Risk

   Foreign Risk

   Liquidity Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Foreign Risk

The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments or forego an investment opportunity.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o    how the Fund's average annual total returns compare to a recognized index.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


In the printed prospectus a bar chart appears in this space.

+3.29   +29.63% +7.53%  +12.33%  -4.52% +24.21  +16.20% +19.50% +15.80% +14.84%

1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

During the period shown in the bar chart, the highest return for a calendar quarter was +15.66% (quarter ending December 1998) and the lowest return for a calendar quarter was -9.94% (quarter ending September 1998).

The Fund's year to date return as of Sept. 30, 2000 was +2.61%.

Average Annual Total Returns (as of Dec. 31, 1999)

                                     1 year           5 years           10 years

AXP VP - Managed Fund                 +14.84%          +18.06%           +13.48%

S&P 500 Index                         +21.04%          +28.56%           +18.21%

Lipper Flexible Portfolio Index       +9.82%           +16.37%           +12.23%

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.


For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


The S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 Index companies may be generally larger than those in which the Fund invests.

Lipper Flexible Portfolio Index, an unmanaged index published by Lipper Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the index may not be the same as those held by the Fund.

MANAGEMENT

Alfred Henderson and David Kuplic are primarily responsible for the day-to-day operations of AXP Variable Portfolio - Managed Fund.

Alfred Henderson joined AEFC in 1996 and serves as senior portfolio manager. He has managed the equity portfolio of this Fund since 1996. From 1995-1996 he was a portfolio manager at Montgomery Asset Management. From 1992-1995 he was a senior portfolio manager as Husic Capital Management.

David Kuplic, vice president and senior portfolio manager, joined AEFC in 1990 as a fixed income analyst. He began managing the fixed income portfolio of this Fund in September 1999.


AXP Variable Portfolio - New Dimensions Fund

GOAL

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY

The Fund primarily invests in common stocks showing potential for significant growth. These companies often operate in areas where dynamic economic and technological changes are occurring. The Fund may invest up to 30% of its total assets in foreign investments.

The selection of common stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses investments by:

o Identifying companies that AEFC believes have above-average long-term growth potential based on:

   -- effective management,

   -- financial strength, and

   -- competitive market position.

o Considering opportunities and risks by reviewing interest rate and economic forecasts both domestically and abroad.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the security is overvalued relative to alternative investments,

   -- the company has met AEFC's earnings and/or growth expectations,

   -- political, economic, or other events could affect the company's performance,

   -- AEFC wishes to minimize potential losses (i.e., in a market down-turn), and

   -- AEFC identifies a more attractive opportunity.


Although not a primary investment strategy, the Fund also may invest in other instruments such as money market securities, preferred stock, debt obligations (of any rating), and convertible securities. Additionally, the Fund may utilize derivative instruments (such as futures, options and forward contracts) to produce incremental earnings, to hedge existing positions and to increase flexibility.

During weak or declining markets or when growth opportunities are not available, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.


For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Style Risk

   Foreign Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk

AEFC purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.



Foreign Risk

The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.




In the printed prospectus a bar chart is in this space.


                                                       +24.37%  +28.64  +32.00%

1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

During the period shown in the bar chart, the highest return for a calendar quarter was +24.72% (quarter ending December 1998) and the lowest return for a calendar quarter was -11.79% (quarter ending September 1998).

The Fund's year to date return as of Sept. 30, 2000 was +1.50%.

Average Annual Total Returns (as of Dec. 31, 1999)

                                            1 year            Since inception

AXP VP - New Dimensions Fund                +32.00%           +26.35%(a)

S&P 500 Index                               +21.04%           +26.78%(b)

Russell 1000 (R) Growth Index              +33.16%           +31.69%(b)

Lipper Large-Cap Growth Index               +34.82%           +30.11%(b)

(a)  Inception date was May 1, 1996

(b)  Measurement period started May 1, 1996.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.


For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


The S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 Index companies may be generally larger than those in which the Fund invests.

Russell 1000 (R) Growth Index measures the performance of the 1000 companies in Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000 Index. These companies have higher price-to-book ratios and higher forecasted growth values.

Lipper Large-Cap Growth Index, an unmanaged index published by Lipper Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT


Gordon M. Fines manages the day-to-day operations of AXP Variable Portfolio - New Dimensions Fund. He joined AEFC in 1981 and currently serves as vice president and senior portfolio manager. He also serves as portfolio manager of Growth Trends Portfolio and leads the growth team for AEFC.



The Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a different retail mutual fund. The Fund, however, will have its own unique portfolio holdings, fees and operating expenses. Consequently, the Fund will have its own unique operating results, and those results may differ significantly from the different retail mutual fund.

AXP Variable Portfolio - S&P 500 Index Fund

GOAL

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. In pursuit of this objective, the Fund invests primarily in securities that are expected to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Price Index* (S&P 500 Index). The S&P 500 Index is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The S&P 500 Index is an unmanaged group of securities whose overall performance is frequently used as a standard to measure investment performance. The Fund is not managed according to traditional methods of "active" investment management. Instead, it follows a passive or indexing investment approach in an attempt to mirror the performance of the S&P 500 Index. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of the index exactly. While there is no guarantee, the investment adviser expects the correlation between the Fund and its respective index to be at least .95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.

The Fund normally will invest in all stocks in the S&P 500 Index in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P 500 Index is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P 500 Index, there may be times when the Fund and the index do not match exactly. AEFC, the Fund's investment adviser, may purchase stocks not included in the S&P 500 Index when it believes it would be a cost efficient way of approximating the S&P 500 Index's performance to do so, for example, in anticipation of a stock being added to the index.

AEFC may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The Fund normally will invest at least 80% of its total assets in securities that are contained in the S&P 500 Index. AEFC will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of .95 or better is not achieved, the Fund's board will consider alternative arrangements.

The Fund may change its target index for a different index if the current index is discontinued or if the Fund's board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o    The security continues to be included in the S&P 500 Index,

o Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions),

o A company's market weighting otherwise changes with respect to the S&P 500 Index, and

o Timing of cash flows in and out of the Fund require AEFC to sell a security.

For more information on investment strategies, holdings and the S&P 500 Index, please refer to the SAI and the annual/semiannual reports.

* "Standard & Poor's (R)", "S&P (R)", "S&P 500 (R)", and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by American Express Financial Corporation. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.

RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Tracking Error Risk

   Sector/Concentration Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Tracking Error Risk

The Fund may not track the S&P 500 Index perfectly because differences between the S&P 500 Index and the Fund's portfolio can cause differences in performance. The investment adviser purchases securities and other instruments in an attempt to replicate the performance of the S&P 500 Index. However, the tools that the investment adviser uses to replicate the S&P 500 Index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the S&P 500 Index.

In addition, the returns from a specific type of security (for example, large-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

Sector/Concentration Risk

The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, it may be more susceptible to a single economic, political or regulatory occurrence than a diversified fund. In addition, in tracking the S&P 500 Index, the Fund may have a considerable portion of its assets invested in one or more sectors of the market. This may lead to a greater market fluctuation than would occur with a fund invested in a wider spectrum of industries. The Fund will invest more than 25% of its total assets in a particular industry only if necessary to track the S&P 500 Index.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund did not begin operations until May 2000.

INDEX PERFORMANCE

The following chart shows the performance of the S&P 500 Index for the ten years ended in December 1999. How the S&P 500 Index performed in the past does not indicate how it will perform in the future. The past performance of the index should not be viewed as representative of the Fund's future performance.

In the printed prospectus a bar chart appears in this space

-3.10%  +30.47% +7.62%  +10.08% +1.32%  +37.58% +22.96% +33.36% +28.56% +21.04%

1990    1991    1992    1993    1994    1995    1996    1997    1998    1999


MANAGEMENT

James M. Johnson, Jr. manages the day-to-day operations of AXP Variable Portfolio - S&P 500 Index Fund. He joined AEFC in 1994 as an equity quantitative analyst. He began managing portfolios for American Express Asset Management Group in 1996. He became portfolio manager of the Fund in 2000. He also manages or co-manages AXP Mid Cap Index Fund, AXP Nasdaq 100 Index Fund, AXP S&P 500 Index Fund, AXP Small Company Index Fund, AXP Total Stock Market Index Fund, Total Return Portfolio, AXP Blue Chip Advantage Fund, Aggressive Growth Portfolio and AXP Variable Portfolio - Blue Chip Advantage Fund.

The Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a different retail mutual fund. The Fund, however, will have its own unique portfolio holdings, fees and operating expenses. Consequently, the Fund will have its own unique operating results, and those results may differ significantly from the different retail mutual fund.


AXP Variable Portfolio - Small Cap Advantage Fund

GOAL

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY

The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of small companies. These companies will often be those included in the S&P SmallCap 600 Index or the Russell 2000 Index.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, employs an active investment strategy that focuses on individual stock selection.

AEFC manages the Fund to provide diversified exposure to the small cap segment of the U.S. stock market. Under normal market conditions, it is expected that the Fund will be fully invested in common stocks, and will typically hold between 175 and 225 issues, across a wide range of industries.

AEFC buys stocks based on an analysis of valuation and earnings. This selection discipline favors companies that exhibit:

o Attractive valuations, based on measures such as the ratio of stock price to company earnings, free cash flow or book value; and

o Improving earnings, based on an analysis of trends in earnings forecasts and prior period earnings that were better than expected, as well as a qualitative assessment of the company's competitive market position.

AEFC will normally sell a stock holding if:

   -- the stock's price moves above a reasonable valuation target; or

   -- the company's financial performance fails to meet expectations.


Although not a primary investment strategy, the Fund also may invest in other instruments such as money market securities, debt securities (of any rating), and derivatives (such as futures, options and forward contracts).

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund would invest in these securities primarily to reduce risk, this type of investment also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.


For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Small Company Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

PAST PERFORMANCE



The bar chart and past performance table are not presented because the Fund did not begin operations until September 1999.


MANAGEMENT


Jake Hurwitz and Kent Kelly are primarily responsible for the day-to-day management of AXP Variable Portfolio - Small Cap Advantage Fund. They are both principals and senior portfolio managers at Kenwood Capital Management LLC (Kenwood), an indirect subsidiary of AEFC. Besides managing the assets of this Fund, they have managed AXP Small Cap Advantage Fund since May 1999.


From 1992 until the establishment of Kenwood in 1998, Jake Hurwitz served as senior vice president and equity portfolio manager at Travelers Investment Management Company (TIMCO) where he had primary responsibility for stock selection and portfolio management for TIMCO's small and mid-cap portfolios.

Prior to the establishment of Kenwood in 1998, Kent Kelley was chief executive officer at TIMCO. From 1993 to 1995, Mr. Kelley served as TIMCO's president and chief executive officer. As chief executive officer, he was responsible for all portfolio management, research and trading operations.




The Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a different retail mutual fund. The Fund, however, will have its own unique portfolio holdings, fees and operating expenses. Consequently, the Fund will have its own unique operating results, and those results may differ significantly from the different retail mutual fund.

AXP Variable Portfolio - Strategy Aggressive Fund

GOAL

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

INVESTMENT STRATEGY

The Fund primarily invests in securities of growth companies.

The selection of common stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, AEFC, the Fund's investment advisor, chooses equity investments by:

o Considering opportunities and risks within growing industries and new technologies.

o    Selecting companies that AEFC believes have aggressive growth prospects.

o    Identifying small and medium companies with:

   -- effective management,

   -- financial strength, and

   -- competitive market position.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


   -- the security is overvalued relative to alternative investments,


   -- the security has reached AEFC's price objective,

   -- the company's characteristics change,

   -- the company has met AEFC's earnings and/or growth expectations,

   -- political, economic, or other events could affect the company's performance,

   -- AEFC wishes to minimize potential losses (i.e., in a market down-turn),

   -- AEFC wishes to lock-in profits,

   -- AEFC identifies a more attractive opportunity, and

   -- the company or the security continues to meet the other standards described above.


Although not a primary investment strategy, the Fund also may invest in other instruments, such as foreign securities, money market securities, debt obligations (of any rating), derivatives (such as options, futures and forward contracts), and convertible securities.

During weak or declining markets or when growth opportunities are unavailable, the Fund may invest more of its assets in money market securities or debt obligations. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes. Additionally, the Fund's portfolio turnover rate may be affected by short-term investment strategies. High portfolio turnover could result in increases in transaction costs and may result in realized capital gains that would be taxable distributions to shareholders.


For more information on strategies and holdings, see the Fund's SAI and the annual/semiannual reports.

RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Style Risk

   Small Company Risk

   Issuer Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk

AEFC purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.


Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.



In the printed prospectus a bar chart appears in this area.


                       +13.07  -6.32%   +31.76% +15.98% +12.64% +2.62%  +71.03%
1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

During the period shown in the bar chart, the highest return for a calendar quarter was +56.47% (quarter ending December 1999) and the lowest return for a calendar quarter was -22.74% (quarter ending September 1998).

The Fund's year to date return as of Sept. 30, 2000 was +11.67%.

Average Annual Total Returns (as of Dec. 31, 1999)

                                         1 year        5 years   Since inception

AXP VP - Strategy Aggressive Fund        +71.03%       +24.75%      +17.02%(a)

S&P MidCap 400 Index                     +14.72%       +23.05%      +16.75%(b)

Russell MidCap (R) Growth Index         +51.29%       +28.02%      +19.26%(b)

Lipper Mid-Cap Growth Index              +73.72%       +28.07%      +19.53%(b)

S&P 500 Index                            +21.04%       +28.56%      +20.21%(b)

(a)  Inception date was Jan. 13, 1992.

(b)  Measurement period started Feb. 1, 1992.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.


For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.



Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), an unmanaged market-weighted index, consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The Fund may invest in stocks that may not be listed in the Index.

Russell MidCap (R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 (R) Growth Index.

Lipper Mid-Cap Growth Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 Index companies may be generally larger than those in which the Fund invest.


The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT



Louis Giglio, senior portfolio manager, began managing the day-to-day operations of AXP Variable Portfolio - Strategy Aggressive Fund in April 1998. He joined AEFC in January 1994 as a senior equity analyst. He also serves as portfolio manager for AXP Strategy Aggressive Fund, IDS Life Series Fund - Equity Portfolio and the AXP Innovations Fund (World Technologies Portfolio). Prior to joining AEFC, he had eight years of experience as a financial analyst with Bear, Stearns & Co. Inc. covering the microcomputer software and computer services industries.

The Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a different retail mutual fund. The Fund, however, will have its own unique portfolio holdings, fees and operating expenses. Consequently, the Fund will have its own unique operating results, and those results may differ significantly from the different retail mutual fund.

Fees and Expenses


Fund investors pay various expenses. The summary below describes the fees and expenses that you would pay if you buy a variable annuity or variable life insurance contract and allocate your purchase payments to the subaccount that invests in the Fund.


SHAREHOLDER FEES (fees paid directly from your investment)


Because the Fund is the underlying investment vehicle for a variable annuity or variable life insurance contract, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your variable annuity or variable life insurance contract, including those that may be associated with surrender or withdrawal. Any charges that apply to the subaccount and your contract are described in the variable annuity or variable life insurance prospectus.


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

o  Management Fees


The Fund pays IDS Life Insurance Company (IDS Life) a fee for managing its assets. In turn, IDS Life pays AEFC a fee for investment advisory services. Under the Investment Management Services agreement, the following fees were paid as a percentage of average daily net assets for the most recent fiscal year:

Fund                                                                 Fee

AXP Variable Portfolio - Blue Chip Advantage Fund                   0.56%

AXP Variable Portfolio - Bond Fund                                  0.60%

AXP Variable Portfolio - Capital Resource Fund                      0.60%

AXP Variable Portfolio - Cash Management Fund                       0.51%

AXP Variable Portfolio - Diversified Equity Income Fund             0.56%

AXP Variable Portfolio - Emerging Markets Fund*                     1.13%

AXP Variable Portfolio - Extra Income Fund                          0.62%

AXP Variable Portfolio - Federal Income Fund                        0.61%

AXP Variable Portfolio - Global Bond Fund                           0.84%

AXP Variable Portfolio - Growth Fund                                0.64%

AXP Variable Portfolio - International Fund*                        0.82%

AXP Variable Portfolio - Managed Fund                               0.59%

AXP Variable Portfolio - New Dimensions Fund                        0.60%

AXP Variable Portfolio - S&P 500 Index Fund                         0.28%

AXP Variable Portfolio - Small Cap Advantage Fund**                 0.75%

AXP Variable Portfolio - Strategy Aggressive Fund                   0.59%

* AEFC pays American Express Asset Management International Inc. (AEAMI) a fee for sub-investment advisory services. AEAMI (50192 AXP Financial Center, Minneapolis, MN 55474) is a wholly-owned subsidiary of AEFC.

** AEFC pays Kenwood Capital Management LLC (KCM LLC) a fee for sub-investment advisory services. KCM LLC (Metropolitan Center, Suite 2300, 333 South Seventh Street, Minneapolis, MN 55402) is an indirect subsidiary of AEFC.


o  Distribution (12b-1) Fees

The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

o  Other Expenses

The Fund pays taxes, brokerage commissions and other nonadvisory expenses including administrative and accounting services.

o  Expense Limitation


Through April 30, 2001, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets:

AXP Variable Portfolio - Emerging Markets Fund                    1.75%

AXP Variable Portfolio - S&P 500 Index Fund                       0.495

Through Aug. 31, 2001, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets:

AXP Variable Portfolio - Blue Chip Advantage Fund                 0.950%

AXP Variable Portfolio - Diversified Equity Income Fund           0.950

AXP Variable Portfolio - Federal Income Fund                      0.875

AXP Variable Portfolio - Growth Fund                              0.950

AXP Variable Portfolio - Small Cap Advantage Fund                 1.225


Buying and Selling Shares

VALUING FUND SHARES

The net asset value (NAV) is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).

AXP Variable Portfolio - Cash Management Fund's securities are valued at amortized cost. In valuing assets of all other Funds, the Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

PURCHASING SHARES


You may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity or variable life insurance contract and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.


For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES


There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your variable annuity or variable life insurance contract. Any charges that apply to the subaccount and your contract are described in your variable annuity or variable life insurance prospectus.


You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. IDS Life or an authorized agent will mail your payment within seven days after accepting your surrender or withdrawal request. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.


Please refer to your variable annuity or variable life insurance prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

Distributions and Taxes


The Fund distributes to shareholders (the variable accounts or variable subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


The Fund's net investment income is distributed to the shareholders (the variable accounts or variable subaccounts) as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is either long-term or short-term depending on the length of time the Fund held the security. Realized capital gains or losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


REINVESTMENT

Since the distributions are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.


Federal income taxation of subaccounts, life insurance companies and variable annuities or variable life insurance is discussed in your variable annuity or variable life insurance prospectus.

Other Information

ABOUT IDS LIFE AND AEFC

IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York.

IDS Life is a wholly-owned subsidiary of AEFC located at 200 AXP Financial Center, Minneapolis, MN 55474. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services. AEFC has been a provider of financial services since 1894 and as of the end of the most recent fiscal year owned and managed more than $263.6 billion in assets.

AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

Financial Highlights

AXP VP - Blue Chip Advantage Fund

Fiscal period ended Aug. 31,

Per share income and capital changes(a)

                                                     2000(b)

Net asset value, beginning of period                 $9.78

Income from investment operations:

Net investment income (loss)                         .02

Net gains (losses) (both realized and unrealized)    1.85

Total from investment operations                     1.87

Less distributions:

Dividends from net investment income                 (.03)

Net asset value, end of period                       $11.62

Ratios/supplemental data

Net assets, end of period (in millions)              $71

Ratio of expenses to average daily net assets(c)     .95%(d,e)

Ratio of net investment income

(loss) to average daily net assets                   .34%(d)

Portfolio turnover rate

(excluding short-term securities)                    226%

Total return(f)                                      19.13%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.96% for the period ended Aug. 31, 2000.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Bond Fund

Fiscal period ended Aug. 31,

Per share income and capital changes(a)


                                                     2000         1999          1998         1997         1996

Net asset value, beginning of period                 $10.56       $11.08        $11.99       $11.54       $11.58

Income from investment operations:

Net investment income (loss)                         .75          .79           .88          .85          .88

Net gains (losses) (both realized and unrealized)    (.27)        (.52)         (.68)        .52          (.07)

Total from investment operations                     .48          .27           .20          1.37         .81

Less distributions:

Dividends from net investment income                 (.75)        (.77)         (.85)        (.84)        (.85)

Distributions from realized gains                   --            (.02)         (.26)        (.07)       --

Excess distributions from realized gains            --           --            --            (.01)       --

Total distributions                                  (.75)        (.79)         (1.11)       (.92)        (.85)

Net asset value, end of period                       $10.29       $10.56        $11.08       $11.99       $11.54

Ratios/supplemental data

Net assets, end of period (in millions)              $1,468       $1,750        $1,852       $1,923       $1,912

Ratio of expenses to average daily net assets(b)     .79%         .68%          .67%         .68%         .68%

Ratio of net investment income (loss)

to average daily net assets                          7.30%        7.22%         7.39%        7.18%        7.47%

Portfolio turnover rate

(excluding short-term securities)                    70%          68%           48%          73%          56%

Total return(c)                                      4.69%        2.40%         1.54%        12.24%       5.82%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


AXP VP - Capital Resource Fund

Fiscal period ended Aug. 31,

Per share income and capital changes(a)


                                                     2000         1999          1998         1997         1996

Net asset value, beginning of period                 $34.62       $26.80        $27.97       $25.57       $24.42

Income from investment operations:

Net investment income (loss)                         .01          .06           .11          .16          .30

Net gains (losses) (both realized and unrealized)    6.20         10.28         (.54)        6.45         1.22

Total from investment operations                     6.21         10.34         (.43)        6.61         1.52

Less distributions:

Dividends from net investment income                 (.01)        (.06)         (.11)        (.15)        (.29)

Distributions from realized gains                    (3.61)       (2.46)        (.63)        (4.05)       (.07)

Excess distributions from realized gains               --           --            --            (.01)        (.01)

Total distributions                                  (3.62)       (2.52)        (.74)        (4.21)       (.37)

Net asset value, end of period                       $37.21       $34.62        $26.80       $27.97       $25.57

Ratios/supplemental data

Net assets, end of period (in millions)              $5,920       $5,621        $4,453       $4,867       $4,372

Ratio of expenses to average daily net assets(b)     .77%         .66%          .66%         .67%         .68%

Ratio of net investment income (loss)

to average daily net assets                          (.02%)       .17%          .34%         .61%         1.15%

Portfolio turnover rate

(excluding short-term securities)                    52%          56%           68%          110%         131%

Total return(c)                                      19.26%       40.12%        (1.67%)      28.47%       6.15%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


AXP VP - Cash Management Fund

Fiscal period ended Aug. 31,

Per share income and capital changes(a)


                                                     2000         1999          1998         1997         1996

Net asset value, beginning of period                 $1.00        $1.00         $1.00        $1.00        $1.00

Income from investment operations:

Net investment income (loss)                         .05          .05           .05          .05          .05

Less distributions:

Dividends from net investment income                 (.05)         (.05)        (.05)         (.05)       (.05)

Net asset value, end of period                       $1.00        $1.00         $1.00        $1.00        $1.00

Ratios/supplemental data

Net assets, end of period (in millions)              $783         $690          $428         $421         $288

Ratio of expenses to average daily net assets(b)     .68%         .56%          .57%         .57%         .56%

Ratio of net investment income (loss)

to average daily net assets                          5.38%        4.60%         5.13%        4.97%        5.02%

Total return(c)                                      5.52%        4.72%         5.25%        5.05%        5.15%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


AXP VP - Diversified Equity Income Fund

Fiscal period ended Aug. 31,

Per share income and capital changes(a)

                                                     2000(b)

Net asset value, beginning of period                 $9.76

Income from investment operations:

Net investment income (loss)                         .10

Net gains (losses) (both realized and unrealized)    .30

Total from investment operations                     .40

Less distributions:

Dividends from net investment income                 (.11)

Net asset value, end of period                       $10.05

Ratios/supplemental data

Net assets, end of period (in millions)              $23

Ratio of expenses to average daily net assets(c)     .95%(d,e)

Ratio of net investment income

(loss) to average daily net assets                   1.42%(d)

Portfolio turnover rate

(excluding short-term securities)                    53%

Total return(f)                                      4.21%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.49% for the period ended Aug. 31, 2000.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.



AXP VP - Emerging Markets Fund

Fiscal period ended Aug. 31,

Per share income and capital changes(a)

                                                     2000(b)

Net asset value, beginning of period                 $10.23

Income from investment operations:

Net investment income (loss)                         (.01)

Net gains (losses) (both realized and unrealized)    (.60)

Total from investment operations                     (.61)

Less distributions:

Tax return of capital                                (.01)

Net asset value, end of period                       $9.61

Ratios/supplemental data

Net assets, end of period (in millions)              $6

Ratio of expenses to average daily net assets(c)     1.69%(d,e)

Ratio of net investment income (loss)

to average daily net assets                          (.36%)(d)

Portfolio turnover rate

(excluding short-term securities)                    37%

Total return(f)                                      (6.03%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 2.42% for the period ended Aug. 31, 2000.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Extra Income Fund

Fiscal period ended Aug. 31,

Per share income and capital changes(a)


                                                     2000         1999          1998         1997         1996(b)

Net asset value, beginning of period                 $8.75        $9.54         $10.39       $9.77        $10.00

Income from investment operations:

Net investment income (loss)                         .85          .92           .95          .88          .18

Net gains (losses) (both realized and unrealized)    (.99)        (.69)         (.80)        .62          (.23)

Total from investment operations                     (.14)        .23           .15          1.50         (.05)

Less distributions:

Dividends from net investment income                 (.85)        (.92)         (.95)        (.88)        (.18)

Distributions from realized gains                   --            (.10)         (.05)       --           --

Total distributions                                  (.85)        (1.02)        (1.00)       (.88)        (.18)

Net asset value, end of period                       $7.76        $8.75         $9.54        $10.39       $9.77

Ratios/supplemental data

Net assets, end of period (in millions)              $595         $638          $564         $320         $49

Ratio of expenses to average daily net assets(c)     .82%         .70%          .69%         .69%         1.53%(d)

Ratio of net investment income (loss)

to average daily net assets                          10.35%       10.17%        9.21%        8.88%        8.14%(d)

Portfolio turnover rate

(excluding short-term securities)                    63%          50%           66%          104%         22%

Total return(e)                                      (1.59%)      2.61%         1.03%        16.80%       (.50%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was May 1, 1996.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.




AXP VP - Federal Income Fund

Fiscal period ended Aug. 31,

Per share income and capital changes(a)

                                                     2000(b)

Net asset value, beginning of period                 $10.02

Income from investment operations:

Net investment income (loss)                         .51

Net gains (losses) (both realized and unrealized)    (.06)

Total from investment operations                     .45

Less distributions:

Dividends from net investment income                 (.52)

Net asset value, end of period                       $9.95

Ratios/supplemental data

Net assets, end of period (in millions)              $37

Ratio of expenses to average daily net assets(c)     .87%(d,e)

Ratio of net investment income (loss)

to average daily net assets                          5.49%(d)

Portfolio turnover rate

(excluding short-term securities)                    67%

Total return(f)                                      4.64%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.89% for the period ended Aug. 31, 2000.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Global Bond Fund

Fiscal period ended Aug. 31,

Per share income and capital changes(a)

                                                     2000         1999          1998         1997         1996(b)

Net asset value, beginning of period                 $9.84        $10.09        $10.32       $10.08       $10.00

Income from investment operations:

Net investment income (loss)                         .32          .55           .60          .51          .12

Net gains (losses) (both realized and unrealized)    (.51)        (.29)         (.21)        .14          .07

Total from investment operations                     (.19)        .26           .39          .65          .19

Less distributions:

Dividends from net investment income                 (.31)         (.51)         (.58)       (.41)        (.11)

Distributions from realized gains                   --           --              (.04)      --           --

Total distributions                                  (.31)         (.51)        (.62)        (.41)        (.11)

Net asset value, end of period                       $9.34        $9.84         $10.09       $10.32       $10.08

Ratios/supplemental data

Net assets, end of period (in millions)              $177         $197          $183         $119         $21

Ratio of expenses to average daily net assets(c)     1.07%        .96%          .95%         .97%         1.77%(d)

Ratio of net investment income (loss)

to average daily net assets                          4.81%        5.36%         5.81%        5.66%        4.96%(d)

Portfolio turnover rate

(excluding short-term securities)                    50%          56%           14%          36%          4%

Total return(e)                                      (1.90%)      2.50%         3.82%        6.47%        2.00%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was May 1, 1996.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.



AXP VP - Growth Fund

Fiscal period ended Aug. 31,

Per share income and capital changes(a)

                                                     2000(b)

Net asset value, beginning of period                 $9.72

Income from investment operations:

Net investment income (loss)                         --

Net gains (losses) (both realized and unrealized)    3.75

Total from investment operations                     3.75

Less distributions:

Tax return of capital                                (.01)

Net asset value, end of period                       $13.46

Ratios/supplemental data

Net assets, end of period (in millions)              $195

Ratio of expenses to average daily net assets(c)     .95%(d,e)

Ratio of net investment income (loss)

to average daily net assets                          (.09%)(d)

Portfolio turnover rate

(excluding short-term securities)                    17%

Total return(f)                                      38.59%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC Reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.97% for the period ended Aug. 31, 2000.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - International Fund

Fiscal period ended Aug. 31,

Per share income and capital changes(a)

                                                     2000         1999          1998         1997         1996

Net asset value, beginning of period                 $17.26       $14.25        $14.09       $13.30       $12.55

Income from investment operations:

Net investment income (loss)                         .06          .12           .14          .18          .20

Net gains (losses) (both realized and unrealized)    2.50         3.04          .42          1.06         1.01

Total from investment operations                     2.56         3.16          .56          1.24         1.21

Less distributions:

Dividends from net investment income                 (.01)        (.07)         (.15)        (.17)        (.44)

Distributions from realized gains                    (2.83)       (.08)         (.19)        (.28)        (.02)

Excess distributions from realized gains            --           --             (.06)       --           --

Total distributions                                  (2.84)       (.15)         (.40)        (.45)        (.46)

Net asset value, end of period                       $16.98       $17.26        $14.25       $14.09       $13.30

Ratios/supplemental data

Net assets, end of period (in millions)              $2,389       $2,221        $2,023       $2,105       $1,874

Ratio of expenses to average daily net assets(b)     1.02%        .94%          .94%         .97%         .96%

Ratio of net investment income (loss)

to average daily net assets                          .27%         .70%          .94%         1.30%        1.28%

Portfolio turnover rate

(excluding short-term securities)                    118%         102%          86%          91%          58%

Total return(c)                                      14.74%       22.18%        4.09%        9.34%        9.64%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.



AXP VP - Managed Fund

Fiscal period ended Aug. 31,

Per share income and capital changes(a)


                                                     2000         1999          1998         1997         1996

Net asset value, beginning of period                 $18.84       $17.25        $18.87       $16.00       $14.85

Income from investment operations:

Net investment income (loss)                         .47          .50           .49          .46          .46

Net gains (losses) (both realized and unrealized)    2.85         3.29          (.12)        3.93         1.15

Total from investment operations                     3.32         3.79          .37          4.39         1.61

Less distributions:

Dividends from net investment income                 (.48)        (.49)         (.48)        (.45)        (.46)

Distributions from realized gains                    (.87)        (1.71)        (1.50)       (1.06)      --

Excess distributions from net investment income     --           --             (.01)        (.01)       --

Total distributions                                  (1.35)       (2.20)        (1.99)       (1.52)       (.46)

Net asset value, end of period                       $20.81       $18.84        $17.25       $18.87       $16.00

Ratios/supplemental data

Net assets, end of period (in millions)              $5,223       $5,046        $4,413       $4,445       $3,482

Ratio of expenses to average daily net assets(b)     .75%         .63%          .64%         .64%         .65%

Ratio of net investment income (loss)

to average daily net assets                          2.37%        2.62%         2.56%        2.65%        2.94%

Portfolio turnover rate

(excluding short-term securities)                    49%          44%           50%          72%          85%

Total return(c)                                      18.42%       22.98%        1.74%        27.50%       11.01%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


AXP VP - New Dimensions Fund

Fiscal period ended Aug. 31,

Per share income and capital changes(a)


                                                     2000         1999          1998         1997         1996(b)

Net asset value, beginning of period                 $18.87       $13.29        $12.95       $9.94        $10.00

Income from investment operations:

Net investment income (loss)                         .03          .06           .08          .10          .03

Net gains (losses) (both realized and unrealized)    6.34         5.60          .34          3.01         (.06)

Total from investment operations                     6.37         5.66          .42          3.11         (.03)

Less distributions:

Dividends from net investment income                 (.04)        (.06)         (.08)        (.10)        (.03)

Distributions from realized gains                    (.17)        (.02)        --           --           --

Total distributions                                  (.21)        (.08)         (.08)        (.10)        (.03)

Net asset value, end of period                       $25.03       $18.87        $13.29       $12.95       $9.94

Ratios/supplemental data

Net assets, end of period (in millions)              $5,564       $3,538        $1,960       $1,307       $171

Ratio of expenses to average daily net assets(c)     .78%         .68%          .69%         .72%         1.04%(d)

Ratio of net investment income (loss)

to average daily net assets                          .15%         .34%          .59%         1.04%        1.69%(d)

Portfolio turnover rate

(excluding short-term securities)                    28%          27%           34%          29%          4%

Total return(e)                                      34.01%       42.61%        3.19%        31.40%       (.22%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was May 1, 1996.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credit on cash balances.

(d)  Adjusted to an annual basis.

(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.





AXP VP - S&P 500 Index Fund

Fiscal period ended Aug. 31,

Per share income and capital changes(a)

                                                     2000(b)

Net asset value, beginning of period                 $10.06

Income from investment operations:

Net investment income (loss)                         .02

Net gains (losses) (both realized and unrealized)    .33

Total from investment operations                     .35

Less distributions:

Dividends from net investment income                 (.03)

Net asset value, end of period                       $10.38

Ratios/supplemental data

Net assets, end of period (in millions)              $21

Ratio of expenses to average daily net assets(c)     .48%(d,e)

Ratio of net investment income (loss)

to average daily net assets                          .72%(d)

Portfolio turnover rate

(excluding short-term securities)                    44%

Total return(f)                                      3.49%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.57% for the period ended Aug. 31, 2000.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Small Cap Advantage Fund

Fiscal period ended Aug. 31,

Per share income and capital changes(a)

                                                     2000(b)

Net asset value, beginning of period                 $9.90

Income from investment operations:

Net investment income (loss)                         (.02)

Net gains (losses) (both realized and unrealized)    2.78

Total from investment operations                     2.76

Less distributions:

Distributions from realized gains                    (.08)

Net asset value, end of period                       $12.58

Ratios/supplemental data

Net assets, end of period (in millions)              $31

Ratio of expenses to average daily net assets(c)     1.19%(d,e)

Ratio of net investment income

(loss) to average daily net assets                   (.24%)(d)

Portfolio turnover rate

(excluding short-term securities)                    169%

Total return(f)                                      28.19%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.43% for the period ended Aug. 31, 2000.

(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.




AXP VP - Strategy Aggressive Fund

Fiscal period ended Aug. 31,

Per share income and capital changes(a)



                                                     2000         1999          1998         1997         1996

Net asset value, beginning of period                 $16.46       $13.10        $17.17       $16.04       $14.44

Income from investment operations:

Net investment income (loss)                         .01          .05           .01          .08          .10

Net gains (losses) (both realized and unrealized)    13.17        4.36          (2.57)       2.84         1.60

Total from investment operations                     13.18        4.41          (2.56)       2.92         1.70

Less distributions:

Dividends from net investment income                --            (.05)         (.01)         (.08)        (.10)

Distributions from realized gains                    (1.82)       (1.00)        (1.49)       (1.71)      --

Excess distributions from realized gains            --           --             (.01)       --           --

Total distributions                                  (1.82)       (1.05)        (1.51)       (1.79)       (.10)

Net asset value, end of period                       $27.82       $16.46        $13.10       $17.17       $16.04

Ratios/supplemental data

Net assets, end of period (in millions)              $4,197       $2,327        $1,976       $2,427       $1,941

Ratio of expenses to average daily net assets(b)     .77%         .67%          .66%         .68%         .69%

Ratio of net investment income (loss)

to average daily net assets                          .04%         .31%          .08%         .47%         .65%

Portfolio turnover rate

(excluding short-term securities)                    143%         207%          176%         218%         189%

Total return(c)                                      84.97%       35.27%        (16.40%)     18.60%       11.82%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

Additional information about the Fund and its investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during the last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, or to make inquiries about the Fund, contact American Express Variable Portfolio Funds.


American Express Variable Portfolio Funds
70100 AXP Financial Center
Minneapolis, MN 55474
800-862-7919
TTY: 800-846-4852

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


Investment Company Act File #s:



AXP Variable Portfolio - Blue Chip Advantage Fund              811-3218

AXP Variable Portfolio - Bond Fund                             811-3219

AXP Variable Portfolio - Capital Resource Fund                 811-3218

AXP Variable Portfolio - Cash Management Fund                  811-3190

AXP Variable Portfolio - Diversified Equity Income Fund        811-4252


AXP Variable Portfolio - Emerging Markets Fund                 811-3218


AXP Variable Portfolio - Extra Income Fund                     811-3219

AXP Variable Portfolio - Federal Income Fund                   811-3219

AXP Variable Portfolio - Global Bond Fund                      811-3219

AXP Variable Portfolio - Growth Fund                           811-3218

AXP Variable Portfolio - International Fund                    811-3218

AXP Variable Portfolio - Managed Fund                          811-4252

AXP Variable Portfolio - New Dimensions Fund                   811-3218


AXP Variable Portfolio - S&P 500 Index Fund                    811-3218


AXP Variable Portfolio - Small Cap Advantage Fund              811-3218

AXP Variable Portfolio - Strategy Aggressive Fund              811-3218




S-6466-99 T (10/00)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                 AXPSM Variable Portfolio - Income Series, Inc.
                        AXPSM Variable Portfolio - Bond Fund
                        AXPSM Variable Portfolio - Extra Income Fund


                        AXPSM Variable Portfolio - Emerging  Markets Fund


                        AXPSM Variable Portfolio - Federal Income Fund AXPSM Variable Portfolio - Global Bond Fund


                        AXPSM Variable Portfolio - S&P  500 Index Fund


                 AXPSM Variable Portfolio - Investment Series, Inc.
                        AXPSM Variable Portfolio - Blue Chip Advantage Fund AXPSM Variable Portfolio - Capital Resource Fund AXPSM Variable Portfolio - Growth Fund
                        AXPSM Variable Portfolio - International Fund
                        AXPSM Variable Portfolio - New Dimensions Fund(R) AXPSM Variable Portfolio - Small Cap Advantage Fund AXPSM Variable Portfolio - Strategy Aggressive Fund
                 AXPSM Variable Portfolio - Managed Series, Inc.
                        AXPSM Variable Portfolio - Diversified Equity Income
                        Fund
                        AXPSM Variable Portfolio - Managed Fund
                 AXPSM Variable Portfolio - Money Market Series, Inc.
                        AXPSM Variable Portfolio - Cash Management Fund

 (singularly and collectively, where the context requires,
                            referred to as the Fund)


                                  Oct. 30, 2000

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the Financial Statements contained in the most recent Annual Report to Shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express(R) Variable Portfolio Funds, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling 800-862-7919.


The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

                                TABLE OF CONTENTS


Fundamental Investment Policies...........................................p. 3

Investment Strategies and Types of Investments............................p. 15

Information Regarding Risks and Investment Strategies.....................p. 25

Security Transactions.....................................................p. 48

Brokerage Commissions Paid to Brokers Affiliated with IDS Life............p. 52

Performance Information...................................................p. 53

Valuing Fund Shares.......................................................p. 56

Selling Shares............................................................p. 58

Capital Loss Carryover....................................................p. 58

Taxes.....................................................................p. 59

Agreements................................................................p. 59

Organizational Information................................................p. 72

Board Members and Officers................................................p. 74

Compensation for Board Members............................................p. 77

Independent Auditors......................................................p. 80

Appendix A:  Description of Money Market Securities.......................p. 81

Appendix B:  Description of Ratings.......................................p. 83


Appendix C:  Additional Information About the Index.......................p. 88

FUNDAMENTAL INVESTMENT POLICIES
-------------------------------------------------------------------------------

Throughout this SAI, the funds are referred to as follows:

AXP Variable Portfolio - Blue Chip Advantage Fund (Blue Chip Advantage) AXP Variable Portfolio - Bond Fund (Bond)
AXP Variable Portfolio  - Capital Resource Fund (Capital  Resource)
AXP Variable  Portfolio - Cash  Management  Fund (Cash Management)
AXP Variable Portfolio - Diversified Equity Income Fund (Diversified Equity Income)


AXP Variable Portfolio  - Emerging Markets Fund (Emerging Markets)


AXP Variable Portfolio  - Extra Income Fund (Extra Income)
AXP Variable Portfolio - Federal Income Fund (Federal Income) AXP Variable Portfolio - Global Bond Fund (Global Bond)
AXP Variable  Portfolio - Growth  Fund  (Growth)
AXP Variable Portfolio - International Fund (International) AXP Variable Portfolio - Managed Fund (Managed)
AXP Variable Portfolio  - New Dimensions Fund (New Dimensions)


AXP Variable  Portfolio - S&P 500  Index  Fund (S&P 500  Index  Fund)


AXP Variable Portfolio - Small Cap Advantage Fund (Small Cap Advantage) AXP Variable Portfolio - Strategy Aggressive Fund (Strategy Aggressive)

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

Blue Chip Advantage

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Issue senior securities, except as permitted under the 1940 Act.

o    Lend Fund securities in excess of 30% of its net assets.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

Bond

o Invest more than 5% of its total assets, at market value, in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Lend Fund securities in excess of 30% of the Fund's net assets, at market value.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

Capital Resource

o Invest more than 5% of its total assets, at market value, in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Lend Fund securities in excess of 30% of the Fund's net assets, at market value.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

Cash Management

o Invest more than 5% of its total assets, at market value, in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities.

o    Buy on margin or sell short.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o    Issue senior securities, except as permitted under the 1940 Act.

o Lend Fund securities in excess of 30% of the Fund's net assets, at market value.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o    Purchase  common  stocks,   preferred   stocks,   warrants,   other  equity
     securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

o Make cash loans. However, the Fund does make short-term investments which it may have an agreement with the seller to reacquire

o    Buy or sell real estate, commodities or commodity contracts.

o Intentionally invest more than 25% of the Fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

Diversified Equity Income

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Issue senior securities, except as permitted under the 1940 Act.

o    Lend Fund securities in excess of 30% of its net assets.


Emerging Markets

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.

o    Issue senior securities, except as permitted under the 1940 Act.


Extra Income

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Lend Fund securities in excess of 30% of its net assets.

o Issue senior securities, except as permitted under the Investment Company Act of 1940.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Fund's total assets, based on current market value at the time of purchase, can be invested in any one industry.

Federal Income

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Issue senior securities, except as permitted under the 1940 Act.

o    Lend Fund securities in excess of 30% of its net assets.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

Global Bond

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the directors and officers of AEFC or to its own directors and officers.

o    Lend Fund securities in excess of 30% of its net assets.

o Issue senior securities, except as permitted under the Investment Company Act of 1940.

Growth

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Issue senior securities, except as permitted under the 1940 Act.

o    Lend Fund securities in excess of 30% of its net assets.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

International

o Invest more than 5% of its total assets, at market value, in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Lend Fund securities in excess of 30% of the Fund's net assets, at market value.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

o Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

o Issue senior securities, except as permitted under the Investment Company Act of 1940.

Managed

o Invest more than 5% of its total assets, at market value, in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Lend Fund securities in excess of 30% of the Fund's net assets, at market value.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

o Issue senior securities, except as permitted under the Investment Company Act of 1940.

New Dimensions

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the directors and officers of AEFC or to its own directors and officers.

o    Lend Fund securities in excess of 30% of its net assets.


S&P 500 Index Fund

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry, unless that industry represents more than 25% of the index tracked by the Fund. For all other industries, in accordance with the current interpretation by the SEC, no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.

o    Issue senior securities, except as permitted under the 1940 Act.


Small Cap Advantage

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Issue senior securities, except as permitted under the 1940 Act.

o    Lend Fund securities in excess of 30% of its net assets.

Strategy Aggressive

o Invest more than 5% of its total assets, at market value, in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Lend Fund securities in excess of 30% of the Fund's net assets, at market value.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

o Make a loan of any part of its assets to AEFC, to its directors and officers or to its own directors and officers.

Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
-------------------------------------------------------------------------------

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

----------------------------------------------- ----------------------------------------------------------------------
Investment strategies & types of investments:                               Allowable for
                                                ---------------------------------------------------------------------
                                                                              the Fund?

----------------------------------------------- ----------------------------------------------------------------------
                                                                                                           Diversified
                                                 Blue Chip                     Capital         Cash         Equity
                                                 Advantage     Bond Fund      Resource      Management      Income
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Agency and Government Securities                    yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Borrowing                                           yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Cash/Money Market Instruments                       yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Collateralized Bond Obligations                     yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Commercial Paper                                    yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Common Stock                                        yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Convertible Securities                              yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Corporate Bonds                                     yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Debt Obligations                                    yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Depositary Receipts                                 yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Derivative Instruments                              yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Foreign Currency Transactions                       yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Foreign Securities                                  yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
High-Yield (High-Risk) Securities (Junk Bonds)       no           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Illiquid and Restricted Securities                  yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Indexed Securities                                  yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Inverse Floaters                                     no           yes            no             no            no
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Investment Companies                                yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Lending of Portfolio Securities                     yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Loan Participations                                 yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Mortgage- and Asset-Backed Securities                no           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Mortgage Dollar Rolls                                no           yes            no             no            no
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Municipal Obligations                               yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Preferred Stock                                     yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Real Estate Investment Trusts                       yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Repurchase Agreements                               yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Reverse Repurchase Agreements                       yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Short Sales                                          no            no            no             no            no
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Sovereign Debt                                      yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Structured Products                                 yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Variable- or Floating-Rate Securities               yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Warrants                                            yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
When-Issued Securities                              yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Zero-Coupon, Step-Coupon, and Pay-in-Kind           yes           yes            yes            no           yes
Securities

----------------------------------------------- ------------- ------------- -------------- ------------- -------------


----------------------------------------------- -------------------------------------------------------------------------
Investment strategies & types of investments:                                Allowable for
                                                                               the Fund?

----------------------------------------------- -------------------------------------------------------------------------

                                                Emerging      Extra      Federal      Global     Growth    International
                                                 Markets     Income      Income        Bond
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Agency and Government Securities                   yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Borrowing                                          yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Cash/Money Market Instruments                      yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Collateralized Bond Obligations                    yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Commercial Paper                                   yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Common Stock                                       yes         yes         no          yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Convertible Securities                             yes         yes         no          yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Corporate Bonds                                    yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Debt Obligations                                   yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Depositary Receipts                                yes         yes         no          yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Derivative Instruments                             yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Foreign Currency Transactions                      yes         yes         no          yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Foreign Securities                                 yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
High-Yield (High-Risk) Securities (Junk Bonds)     yes         yes         no          yes         no           no
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Illiquid and Restricted Securities                 yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Indexed Securities                                 yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Inverse Floaters                                    no         yes         yes         yes         no           no
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Investment Companies                               yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Lending of Portfolio Securities                    yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Loan Participations                                yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Mortgage- and Asset-Backed Securities              yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Mortgage Dollar Rolls                               no         yes         yes         yes         no           no
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Municipal Obligations                              yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Preferred Stock                                    yes         yes         no          yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Real Estate Investment Trusts                      yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Repurchase Agreements                              yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Reverse Repurchase Agreements                      yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Short Sales                                         no         no          yes          no         no           no
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Sovereign Debt                                     yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Structured Products                                yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Variable- or Floating-Rate Securities              yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Warrants                                           yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
When-Issued Securities                             yes         yes         yes         yes         yes          yes
----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------
Zero-Coupon, Step-Coupon, and Pay-in-Kind          yes         yes         yes         yes         yes          yes
Securities


----------------------------------------------- ----------- ---------- ------------ ----------- ---------- --------------


----------------------------------------------- ----------------------------------------------------------------------
Investment strategies & types of investments:                               Allowable for
                                                                              the Fund?

----------------------------------------------- ----------------------------------------------------------------------

                                                                  New          S&P 500      Small Cap      Strategy
                                                  Managed      Dimensions    Index Fund     Advantage     Aggressive
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Agency and Government Securities                    yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Borrowing                                           yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Cash/Money Market Instruments                       yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Collateralized Bond Obligations                     yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Commercial Paper                                    yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Common Stock                                        yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Convertible Securities                              yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Corporate Bonds                                     yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Debt Obligations                                    yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Depositary Receipts                                 yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Derivative Instruments                              yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Foreign Currency Transactions                       yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Foreign Securities                                  yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
High-Yield (High-Risk) Securities (Junk Bonds)      yes           yes            no             no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Illiquid and Restricted Securities                  yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Indexed Securities                                  yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Inverse Floaters                                    yes            no            no             no            no
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Investment Companies                                yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Lending of Portfolio Securities                     yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Loan Participations                                 yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Mortgage- and Asset-Backed Securities               yes           yes            no             no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Mortgage Dollar Rolls                               yes            no            no             no            no
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Municipal Obligations                               yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Preferred Stock                                     yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Real Estate Investment Trusts                       yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Repurchase Agreements                               yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Reverse Repurchase Agreements                       yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Short Sales                                          no            no            yes            no            no
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Sovereign Debt                                      yes           yes            yes            no           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Structured Products                                 yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Variable- or Floating-Rate Securities               yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Warrants                                            yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
When-Issued Securities                              yes           yes            yes           yes           yes
----------------------------------------------- ------------- ------------- -------------- ------------- -------------
Zero-Coupon, Step-Coupon, and Pay-in-Kind           yes           yes            yes           yes           yes
Securities


----------------------------------------------- ------------- ------------- -------------- ------------- -------------

The following are guidelines that may be changed by the board at any time:

Blue Chip Advantage

o The Fund may invest up to 20% of its total assets in foreign investments included in the market index.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Bond Fund

o Under normal market conditions, at least 65% of the Fund's total assets will be invested in bonds.

o At least 50% of the Fund's net assets will be invested in bonds rated investment - grade, unrated corporate bonds that are believed to be of investment grade quality, and government bonds.

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may enter into interest rate futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Capital Resource

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may enter into stock index futures contracts.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Cash Management

o    The Fund may invest up to 25% of its total assets in foreign investments.

o    The Fund will not invest in securities that are not readily marketable.


o    The Fund may  invest  in  commercial  paper  rated  in the  highest  rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the board of directors to be of comparable quality. The Fund also may invest up to 5% of its assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.


Diversified Equity Income

o Under normal market conditions, the Fund will invest at least 65% of its net assets in dividend-paying common and preferred stocks.

o No more than 20% of the Fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in futures contracts.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Emerging Markets

o Under normal market conditions, at least 65% of the Fund's total assets will be invested in emerging market equity securities of at least three different countries.

o    The Fund may invest up to 20% of its net assets in bonds.

o The Fund may invest up to 10% of its net assets in bonds rated below investment grade, including Brady bonds.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.


Extra Income

o The Fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not buy on margin or sell short, except the Fund may enter into interest rate future contracts.

Federal Income

o Under normal market conditions, at least 65% of the Fund's total assets will be invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin, but it may make margin payments in connection with interest rate futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

Global Bond

o Under normal market conditions, at least 80% of the Fund's net assets will be investment - grade corporate or government debt securities, including money market instruments, of issuers located in at least three different countries.

o The Fund may not purchase debt securities rated lower than B by Moody's Investors Service Inc. or the equivalent.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, but the Fund may make margin payments in connection with transactions in futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

Growth

o    The Fund will not invest in bonds rated below investment grade.

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

International

o Under normal market conditions, at least 65% of the Fund's total assets will be invested in common stocks or securities convertible into common stocks of issuers invested in at least three foreign countries.

o Normally, investments in U.S. issuers generally will constitute less than 20% of the Fund's portfolio.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may enter into stock index futures contracts.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest in securities of investment companies except by purchase in the open market where the dealer's or sponsor's profit is the regular commission. If any such investment is ever made, not more than 10% of the Fund's net assets, at market, will be so invested.

Managed

o Under normal market conditions, the Fund invests at least 50% of its total assets in common stocks.

o    The Fund may invest up to 25% of its total assets in foreign investment.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except it may enter into stock index futures and interest rate futures contracts.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

New Dimensions

o    The Fund may invest up to 30% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, but the Fund may make margin payments in connection with transactions in stock index futures contracts.

o The Fund will not invest more than 10% of its assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.


S&P 500 Index Fund

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin, except the Fund may make margin payments in connection with transactions in futures contracts.

For additional information about the Index, see Appendix C.


Small Cap Advantage

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Strategy Aggressive

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may enter into stock index futures contracts.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.


Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of money market securities and securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common stock of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend on, in whole or in part, (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

      Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

      Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.


Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.


Future contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

      Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

      Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

      Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred on futures contracts and on underlying securities identified as hedged positions.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

      Other Risks of Derivatives.


The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put options, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to sell currencies. It also may buy put options and write covered call options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations. Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities.
Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult - or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price on the replacement date. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased prior to the scheduled delivery date, the investor loses the opportunity to participate in the gain.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities


These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets. In addition, when the Fund engages in forward commitment and when-issued transactions, it relies on the counterparty to consummate the transaction. The failure of the counterparty to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS
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Subject to policies set by the board, IDS Life Insurance Company (IDS Life) is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, IDS Life has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. IDS Life intends to direct American Express Financial Corporation (AEFC) to execute trades and negotiate commissions on its behalf. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker. These services are covered by the Investment Advisory Agreement between IDS Life and AEFC. When AEFC acts on IDS Life's behalf, for the Fund, it follows the guidelines stated below.


The Fund, AEFC and IDS Life each have a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.


The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing IDS Life to do so to the extent authorized by law, if IDS Life determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or IDS Life's or AEFC's overall responsibilities with respect to the Fund and the other funds for which they act as investment managers.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, IDS Life must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits IDS Life to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits IDS Life, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits IDS Life, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. IDS Life has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but IDS Life believes it may obtain better overall execution. IDS Life has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by IDS Life and AEFC in providing advice to all the funds and accounts advised by IDS Life and AEFC even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by IDS Life, AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


For fiscal periods noted below, each Fund paid the following total brokerage commissions. Substantially all firms through whom transactions were executed provide research services.

                                    Aug. 31, 2000       Aug. 31, 1999      Aug. 31, 1998
                                    -------------       -------------      -------------
Blue Chip Advantage(a)                 $   89,774       $        -0-        $     -0-
Bond                                       47,482               63,860          85,301
Capital Resource                        5,671,309            6,309,750       7,319,583
Cash Management                             -0-                  -0-              -0-
Diversified Equity Income(a)               25,904                -0-              -0-
Emerging Markets(b)                        15,512                -0-              -0-
Extra Income                                8,078                1,293           4,211
Federal Income(a)                           1,160                -0-              -0-
Global Bond                                 -0-                  -0-              -0-
Growtha                                    70,141                -0-              -0-
International                          10,996,932            8,124,560       6,012,897
Managed                                 2,320,496            2,953,255       2,698,065
New Dimensions                          2,155,713            1,277,847       1,172,182
S&P 500 Index(b)                            5,307                -0-              -0-
Small Cap Advantage(a)                     45,677                -0-              -0-
Strategy Aggressive                     3,542,181            5,889,467       6,553,128

a For the period from Sept. 15, 1999 (date the Fund became available ) to Aug. 31, 2000
b For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000


In  fiscal  period  2000,  the  following   transactions  and  commissions  were
specifically directed to firms in exchange for research services:

                                       Transactions               Commissions
Blue Chip Advantage                             $ -                     $ -
Bond                                              -                       -
Capital Resource                            325,000                  20,500
Cash Management                                   -                       -
Diversified Equity Income                     3,050                     156
Emerging Markets                                  -                       -
Extra Income                                      -                       -
Federal Income                                    -                       -
Global Bond                                       -                       -
Growth                                            -                       -
International                                     -                       -
Managed                                    1,765,000                 98,150
New Dimensions                                    -                       -
S&P 500 Index                                     -                       -
Small Cap Advantage                             300                      18
Strategy Aggressive                        1,935,640                105,955

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As of the end of the most recent fiscal period, Emerging Markets, Federal Income and International held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

As of the end of the most recent fiscal period, each Fund held securities of its regular brokers or dealers of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                                                                  Value of Securities
Fund                                   Name of Issuer                        Owned at End of Fiscal Period
---------------------                  --------------                        -----------------------------
Blue Chip Advantage                    Bank of America                                     $15,775
                                       FleetBoston                                         633,312
                                       Lehman Brothers                                     733,700
                                       Merrill Lynch                                       145,000
                                       Morgan Stanley                                    1,018,402

Bond                                   Fleet Financial Group                             5,102,000
                                       LaBranche                                         4,200,000

Capital Resource                       Bank of America                                  42,850,000
                                       Chase Manhattan                                  22,908,750
                                       Merrill Lynch                                    39,150,000
                                       Morgan Stanley                                   86,050,000

Cash Management                        Bank of America                                  35,975,444
                                       Bear Sterns                                      25,998,041
                                       Fleet                                             4,980,983
                                       Goldman Sachs Group                              33,537,349
                                       Merrill Lynch                                    14,548,601
                                       Morgan Guaranty                                   1,000,000
                                       Salomon Smith Barney                             36,986,257


Diversified Equity Income              Bank of America                                    $625,171
                                       FleetBoston Financial                               541,655
                                       Lehman Brothers                                     280,071
                                       Morgan Stanley                                      575,947


Extra Income                           LaBranche                                         3,360,000
                                       Salomon Smith Barney                                592,652


Global Bond                            Morgan (JP)                                         861,550

Growth                                 FleetBoston Financial                             3,181,542
                                       Merrill Lynch                                     4,704,960


Managed                                Bank of America                                   7,191,016
                                       Donaldson, Lufkin & Jenrette                     21,417,000
                                       LaBranche                                         1,312,500
                                       Merrill Lynch                                    23,414,374
                                       Morgan (JP)                                       4,307,750
                                       Morgan Stanley                                  151,580,059
                                       Travelers                                         3,883,640

New Dimensions                         Morgan Stanley                                  156,196,535

S&P 500 Index                          American Express                                    124,104
                                       Bank of America                                     139,477
                                       Bear Stearns                                         11,602
                                       Chase Manhattan                                     114,377
                                       FleetBoston Financial                                60,446
                                       Lehman Brothers                                      27,550
                                       Merrill Lynch                                        88,450
                                       Morgan (JP)                                          42,800
                                       Morgan Stanley                                      191,247
                                       Paine Webber Group                                   16,302
                                       PNC Financial Services Group                         26,935
                                       Schwab (Charles)                                     81,722

Small Cap Advantage                    Jefferies Group                                      94,356
                                       LaBranche                                           138,575
                                       Raymond James Financial                              76,950

Strategy Aggressive                    Fleet Funding                                     5,756,403
                                       Morgan Stanley                                    9,080,313


The Fund's portfolio turnover rate indicates changes in its portfolio of securities and will vary from year to year. The Fund may experience relatively higher portfolio turnover than normal during a period of rapid asset growth if smaller positions acquired in connection with portfolio diversification requirements are replaced by larger positions. Relatively greater portfolio turnover often occurs in the early years of a fund's operation since it is more difficult for new funds to establish meaningful portfolio position as quickly and efficiently as a more seasoned fund.

The portfolio turnover rates for the two most recent fiscal periods were as follows:

                                    Aug. 31, 2000             Aug. 31, 1999
                                    -------------             -------------
Blue Chip Advantage(a)                    226%                        0%
Bond                                      70                         68
Capital Resource                          52                         56
Diversified Equity Income(a)              53                          0
Emerging Markets(b)                       37                          0
Extra Income                              63                         50
Federal Income(a)                         67                          0
Global Bond                               50                         56
Growth(a)                                 17                          0
International                            118                        102
Managed                                   49                         44
New Dimensions                            28                         27
S&P 500 Index(b)                          44                          0
Small Cap Advantage(a)                   169                          0
Strategy Aggressive                      143                        207

a For the period from Sept. 15, 1999 (date the Fund became available ) to
  Aug. 31, 2000
b For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000


BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH IDS LIFE
------------------------------------------------------------------------------

Affiliates of American Express Company (of which IDS Life is a wholly-owned indirect subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. IDS Life will use an American Express affiliate only if (i) IDS Life determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid by Bond, Extra Income, Federal Income, Global Bond and International to brokers affiliated with the Advisor for the three most recent fiscal years.

Information about brokerage commissions paid by the Funds for the last three fiscal periods to brokers affiliated with the Advisor is contained in the following table:

                                     As of the end of Fiscal Period,

                                                                  2000                           1999          1998
                                             ----------------------------------------------  ------------  ------------
                                                                               Percent of
                                                                             Dollar Amount
                                                  Aggregate                        of         Aggregate     Aggregate
                                                    Dollar      Percent of    Transactions      Dollar        Dollar
                                                  amount of     Aggregate      Involving      Amount of     Amount of
Fund                                Nature of    Commissions    Brokerage      Payment of    Commissions   Commissions
-------------       Broker          Affiliation    Paid to     Commissions    Commissions      Paid to       Paid to
                   ------------     ------------   Broker      -----------    -----------      Broker        Broker
                                                  ------------                               ----------     ---------
Blue Chip            American       Wholly-owned
   Advantage(a)      Enterprise     subsidiary      $183           0.20%          0.15%           $0            $0
                     Investment     of the       800,594          14.12          28.78       582,267       630,669
Capital Resource     Services Inc.  Advisor
Diversified Equity                                    87           0.34           0.98             0             0
   Income(a)                                         132           0.19           0.15             0             0
Growth(a)                                        172,988           7.45          17.02       215,973       123,736
Managed                                           68,268           3.17           6.46       165,340       129,771
New Dimensions
Small Cap                                          1,188           2.60           3.91             0             0
   Advantage(a)                                  198,000           5.59           8.08       203,181       414,129
Strategy Aggressive

a For the period from Sept. 15, 1999 (date the Fund became available ) to  Aug. 31, 2000


PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

Average annual total return

The Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

The Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in a fund over a specified period of time according to the following formula:

                                     ERV - P
                                    ----------
                                        P

where:         P =  a hypothetical initial payment of $1,000
             ERV =  ending redeemable value of a hypothetical  $1,000 payment, made at the beginning of a period,  at the end of the period
                    (or fractional portion thereof)


The total  return of the S&P 500 is  calculated  by several  sources.  Blue Chip
Advantage will use the total return as calculated by Standard & Poor's Corporation (S&P) to measure the U.S. stock market. The total return is calculated by adding dividend income to price appreciation. Total return on the S&P 500 is determined by reinvesting cash dividends paid on stocks on the ex-dividend date - that is, the date on or after which a sale of stock does not carry with it the right to a dividend already declared. S&P also makes adjustments for special dividends, such as stock dividends. The percentage changes for the indexes other than the S&P 500 reflect reinvestment of all distributions on a quarterly basis and changes in market prices. The percentage changes for all the indexes exclude brokerage commissions or other fees. By comparison, the Fund will incur such fees and other expenses.


Annualized yield

Bond, Diversified Equity Income, Extra Income, Federal Income and Global Bond may calculate an annualized yield by dividing the net investment income per share deemed earned during a 30-day period by the net asset value per share on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                            Yield = 2[(a-b + 1)6 - 1]
                                       cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per share on the last day of the period



Bond's annualized yield was 6.86%, Diversified Equity Income's was 3.29%, Extra Income's was 11.54%, Federal Income's was 5.66%, and Global Bond's was 4.12% for the 30-day period ended Aug. 31, 2000.


The Fund 's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for the Fund's securities. It is not necessarily indicative of the amount which was or may be paid to the Fund's shareholders. Actual amounts paid to Fund shareholders are reflected in the distribution yield.

DISTRIBUTION YIELD

Distribution yield is calculated according to the following formula:

                                    D       x        F        = DY
                                -------            ----
                                   NAV              30

where:            D  =     sum of dividends for 30 day period
                NAV  =     beginning of period net asset value
                  F  =     annualizing factor
                 DY  =     distribution yield



Bond's distribution yield was 6.90%, Diversified Equity Income's was 3.33%, Extra Income's was 11.40%, Federal Income's was 5.70%, and Global Bond's was 4.09% for the 30-day period ended Aug. 31, 2000.


Cash Management Fund calculates annualized simple and compound yields based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the return for the period, and multiplying that return by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The Fund's yield does not include any realized or unrealized gains or losses.

The Fund calculates its compound yield according to the following formula:

Compound Yield = (return for seven day period + 1) x (365/7) - 1



Cash Management's simple annualized yield was 6.36% and its compound yield was 6.38% for the seven days ended Aug. 31, 2000, the last business day of the Fund's fiscal year.

Yield, or rate of return, on Cash Management shares may fluctuate daily and does not provide a basis for determining future yields. However, it may be used as one element in assessing how the Fund is meeting its goal. When comparing an investment in the Fund with savings accounts and similar investment alternatives, you must consider that such alternatives often provide an agreed to or guaranteed fixed yield for a stated period of time, whereas the Fund's yield fluctuates. In comparing the yield of one money market fund to another, you should consider the Fund's investment policies, including the types of investments permitted.


In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

Ibbotson Associates provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios.

The Fund may quote various measures of volatility in advertising. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark.

The Distributor may provide information designed to help individuals understand their investment goals and explore various financial strategies. Materials may include discussions of asset allocation, retirement investing, brokerage products and services, model portfolios, saving for college or other goals, and charitable giving.


VALUING FUND SHARES
------------------------------------------------------------------------------

The value of an  individual  share is  determined  by using the net asset  value
(NAV) before shareholder transactions for the day. As of the end of the most recent fiscal period, the computation looked like this:

                                                             Shares outstanding
                                                               at the end of                  Net asset value
Fund                            Net assets     divided by       previous day        Equals     of one share
----                            ----------     ----------       ------------        ------     ------------
Blue Chip Advantage              $71,312,447                      6,135,874                       $11.62
Bond                           1,467,596,238                    142,640,055                        10.29
Capital Resource               5,919,840,831                    159,093,094                        37.21
Diversified Equity Income         22,781,967                      2,265,882                        10.05
Emerging Markets                                                    583,605                         9.61
                                   5,607,492
Extra Income                                                     76,654,201                         7.76
                                 594,567,627
Federal Income                                                    3,724,826                         9.95
                                  37,080,339
Global Bond                      177,318,234                     18,985,219                         9.34
Growth                           194,762,760                     14,473,073                        13.46
International                  2,388,754,491                    140,699,238                        16.98
Managed                        5,222,919,985                    250,956,171                        20.81
New Dimensions                 5,564,222,410                    222,269,788                        25.03
S&P 500 Index                     21,008,667                      2,024,382                        10.38
Small Cap Advantage               31,101,148                      2,471,535                        12.58
Strategy Aggressive            4,196,894,262                    150,886,656                        27.82

----------------------------------------------------------------------------------------------------------


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and if none exists, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System, are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price, and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

Cash Management Fund intends to use its best efforts to maintain a constant net asset value of $1 per share although there is no assurance it will be able to do so. Accordingly, the Fund uses the amortized cost method in valuing its portfolio.

o Short-term securities maturing in 60 days or less are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses. All of the securities in the Fund's portfolio will be valued at their amortized cost.

In addition, Cash Management Fund must abide by certain conditions. It must only invest in securities of high quality which present minimal credit risks as determined by the board of directors. This means that the rated commercial paper in the Fund's portfolio will be issues that have been rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one if only one rating is assigned) and in unrated paper determined by the Fund's board of directors to be comparable. The Fund must also purchase securities with original or remaining maturities of 13 months or less, and maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, the board of directors must establish procedures designed to stabilize the Fund's price per share for purposes of sales and redemptions at $1 to the extent that it is reasonably possible to do so. These procedures include review of the Fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the Fund's net asset value per share computed by using the available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears, and if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the board determines that a deviation exists that may result in a material dilution of the holdings of the variable accounts or investors, or in other unfair consequences for such people, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions in kind, and selling securities before maturity in order to realize capital gain or loss or to shorten average portfolio maturity.

In other words, while the amortized cost method provides certainty and consistency in portfolio valuation, it may, from time to time, result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates, the yield on Cash Management Fund's shares may be higher than if valuations of portfolio securities were made based on actual market prices and estimates of market prices. Accordingly, if use of the amortized cost method were to result in a lower portfolio value at a given time, a prospective investor in the Fund would be able to obtain a somewhat higher yield than if portfolio valuation were based on actual market values. The variable accounts, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

SELLING SHARES
-------------------------------------------------------------------------------

The Fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell Fund shares are described in your annuity or life insurance policy prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all contract owners.

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

CAPITAL LOSS CARRYOVER
-------------------------------------------------------------------------------


For federal income tax purposes, the following Funds had total capital loss carryovers of $182,591,604 at the end of the most recent fiscal period, that if not offset by subsequent capital gains will expire as follows:

Fund                          2007              2008                   2009
----                     ---------------   ----------------     -----------
Blue Chip Advantage                 $0           $21,038           $683,800
Bond                        14,566,694        52,158,845         43,059,646
Diversified Equity
    Income                           0            21,681            224,596
Emerging Markets                     0            31,298                  0
Extra Income                 6,538,287        30,163,085         27,163,088
Federal Income                       0                 0             40,242
Global Bond                    938,847         3,742,801          1,202,665
Growth                               0             5,782          2,015,518
Small Cap Advantage                  0                 0             13,691



It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

TAXES
-------------------------------------------------------------------------------

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

AGREEMENTS
-------------------------------------------------------------------------------

INVESTMENT MANAGEMENT SERVICES AGREEMENT

IDS Life, a wholly-owned subsidiary of AEFC, is the investment manager for the Fund. Under the Investment Management Services Agreement, IDS Life, subject to the policies set by the board, provides investment management services.

For its services, IDS Life is paid a fee monthly based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

Blue Chip Advantage

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First      $0.50              0.560%
Next        0.50              0.545
Next        1.00              0.530
Next        1.00              0.515
Next        3.00              0.500
Over        6.00              0.470

Bond


       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First      $1                 0.610%
Next        1                 0.595
Next        1                 0.580
Next        3                 0.565
Next        3                 0.550
Over        9                 0.535


Capital Resource

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First       $1                 0.630%
Next         1                 0.615
Next         1                 0.600
Next         3                 0.585
Over         6                 0.570


Cash Management

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First      $1.0               0.510%
Next        0.5               0.493
Next        0.5               0.475
Next        0.5               0.458
Over        2.5               0.440


Diversified Equity Income

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First      $0.50              0.560%
Next        0.50              0.545
Next        1.00              0.530
Next        1.00              0.515
Next        3.00              0.500
Over        6.00              0.470

Emerging Markets

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First     $0.25              1.170%
Next       0.25              1.155
Next       0.25              1.140
Next       0.25              1.125
Next       1.00              1.110
Over       2.00              1.095


Extra Income

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First     $1                 0.620%
Next       1                 0.605
Next       1                 0.590
Next       3                 0.575
Next       3                 0.560
Over       9                 0.545


Federal Income

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First     $1.00              0.610%
Next       1.00              0.595
Next       1.00              0.580
Next       3.00              0.565
Next       3.00              0.550
Over       9.00              0.535


Global Bond

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First     $0.25              0.840%
Next       0.25              0.825
Next       0.25              0.810
Next       0.25              0.795
Over       1.00              0.780

Growth

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First     $1.00              0.630%
Next       1.00              0.615
Next       1.00              0.600
Next       3.00              0.585
Over       6.00              0.570


International

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First      $0.25              0.870%
Next        0.25              0.855
Next        0.25              0.840
Next        0.25              0.825
Next        1.00              0.810
Over        2.00              0.795


Managed

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First     $0.5               0.630%
Next       0.5               0.615
Next       1.0               0.600
Next       1.0               0.585
Next       3.0               0.570
Over       6.0               0.550


New Dimensions

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First       $1                 0.630%
Next         1                 0.615
Next         1                 0.600
Next         3                 0.585
Over         6                 0.570


S&P 500 Index

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First      $1.00              0.29%
Next        1.00              0.28
Next        3.00              0.27
Over        5.00              0.26

Small Cap Advantage

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First      $0.25              0.790%
Next        0.25              0.770
Next        0.25              0.750
Next        0.25              0.730
Next        1.00              0.710
Over        2.00              0.650


Strategy Aggressive

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First      $0.25              0.650%
Next        0.25              0.635
Next        0.25              0.620
Next        0.25              0.605
Next        1.00              0.590
Over        2.00              0.575


For Blue Chip Advantage, Diversified Equity Income, Emerging Markets, Growth and Small Cap Advantage, before the fee based on the asset charge is paid, it is adjusted for investment performance. The adjustment, determined monthly, will be calculated using the percentage point difference between the change in the net asset value of one share of the Fund and the change in the (i) Lipper Large-Cap Core Index for Blue Chip Advantage, (ii) Lipper Equity Income Fund Index for Diversified Equity Income, (iii) Lipper Emerging Markets Fund Index for Emerging Markets, (iv) Lipper Large-Cap Growth Index for Growth, and (v) the Lipper Small Cap Core Funds Index for Small Cap Advantage. The performance of one share of the Fund is measured by computing the percentage difference between the opening and closing net asset value of one share of the Fund, as of the last business day of the period selected for comparison, adjusted for dividend or capital gain distributions which are treated as reinvested at the end of the month during which the distribution was made. The performance of the Index for the same period is established by measuring the percentage difference between the beginning and ending Index for the comparison period. The performance is adjusted for dividend or capital gain distributions (on the securities which comprise the Index), which are treated as reinvested at the end of the month during which the distribution was made. One percentage point will be subtracted from the calculation to help assure that incentive adjustments are attributable to AEFC's management abilities rather than random fluctuations and the result multiplied by 0.01%. That number will be multiplied times the Fund's average net assets for the comparison period and then divided by the number of months in the comparison period to determine the monthly adjustment.

Where the Fund's share performance exceeds that of the Index, the base fee will be increased. Where the performance of the Index exceeds the performance of the Fund's shares, the base fee will be decreased. For Blue Chip Advantage and Diversified Equity Income, the maximum monthly increase or decrease will be 0.08% of each Fund's average net assets on an annual basis. For Small Cap Advantage and Growth, the maximum monthly increase or decrease will be 0.12% of the Fund's average net assets on an annual basis.

The 12 month comparison period will roll over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

On the last day of the most recent fiscal period, the daily rate applied to the Fund's assets (on an annual basis) was 0.560% for Blue Chip Advantage, 0.605% for Bond, 0.600%, for Capital Resource, 0.510% for Cash Management, 0.560% for Diversified Equity Income, 1.170% for Emerging Markets, 0.620% for Extra Income, 0.610% for Federal Income, 0.840% for Global Bond, 0.630% for Growth, 0.823% for International, 0.589% for Managed, 0.601% for New Dimensions, 0.290% for S&P 500 Index, 0.790% for Small Cap Advantage, and 0.591%, for Strategy Aggressive. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, advisory expenses paid for the following fiscal periods were as follows:

Fund                                 2000              1999               1998
------                              ------           -------             ------
Blue Chip Advantage(a)          $    175,456          $    -0-           $  -0-
Bond                               9,660,825        11,191,880       11,816,239
Capital Resource                  35,047,411        33,169,737       31,852,411
Cash Management                    3,873,812         2,828,782        2,041,502
Diversified Equity Income(a)          63,161               -0-              -0-
Emerging Markets(b)                   20,657               -0-              -0-
Extra Income                       3,823,199         3,725,928        2,988,028
Federal Income(a)                    156,447               -0-              -0-
Global Bond                        1,574,254         1,689,945        1,338,718
Growth(a)                            479,607               -0-              -0-
International                     20,495,043        17,609,972       18,268,846
Managed                           30,552,651        29,584,681       28,641,618
New Dimensions                    28,032,830        17,935,431       11,769,360
S&P 500 Index(b)                      13,965               -0-              -0-
Small Cap Advantage(a)               102,222               -0-              -0-
Strategy Aggressive               20,341,387        13,697,732       15,625,616

-------------------------------------------------------------------------------
a For the period from Sept. 15, 1999 (date the Fund became available) to
  Aug. 31, 2000
b For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000


Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and expenses, audit expenses, cost of items sent to contract owners, postage, fees and expenses paid to board members who are not officers or employees of IDS Life or AEFC, fees and expenses of attorneys, costs of fidelity and surety bonds, SEC registration fees, expenses of preparing prospectuses and of printing and distributing prospectuses to existing contract owners, losses due to theft or other wrong doing or due to liabilities not covered by bond or agreement, expenses incurred in connection with lending securities and expenses properly payable by the Fund, approved by the board. All other expenses are borne by IDS Life.

Under the agreement, nonadvisory expenses paid for the following fiscal periods were as follows:

Fund                                2000               1999           1998
-----                              ------            -------         ------
Blue Chip Advantage(a)            $ 71,864     $        -0-         $   -0-
Bond                               285,887          451,601         306,961
Capital Resource                   702,447          711,962         691,029
Cash Management                    155,263          116,861          90,399
Diversified Equity Income(a)        25,649              -0-             -0-
Emerging Markets(b)                  6,300              -0-             -0-
Extra Income                       140,312          160,872          82,924
Federal Income(a)                   23,478              -0-             -0-
Global Bond                         91,267          112,238          73,014
Growth(a)                           97,730              -0-             -0-
International                      901,977        1,431,821       1,494,878
Managed                            766,039          657,770         694,841
New Dimensions                     730,550          627,887         379,620
S&P 500 Index(b)                        -0-             -0-             -0-
Small Cap Advantage(a)              34,223              -0-             -0-
Strategy Aggressive                633,245          499,525         389,523

-------------------------------------------------------------------------------
a For the period from Sept. 15, 1999 (date the Fund became available) to
  Aug. 31, 2000
b For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000


INVESTMENT ADVISORY AGREEMENT



IDS Life and AEFC have an Investment Advisory Agreement under which AEFC executes purchases and sales and negotiates brokerage as directed by IDS Life. For its services, IDS Life pays AEFC an annual fee of 0.25% of each Fund's average daily net assets except for International and the S&P 500 Index Fund whose fees are 0.35%.

Under the Agreement, the Advisor paid AEFC for the following fiscal periods as follows:

Fund                                   2000            1999           1998
-----                                -------         -------        ---------
Blue Chip Advantage(a)               $ 79,177          $  -0-       $     -0-
Bond                                4,003,119       4,639,445       4,869,052
Capital Resource                   14,622,003      13,791,067      13,148,180
Cash Management                     1,902,340       1,386,766         995,844
Diversified Equity Income(a)           28,404             -0-             -0-
Emerging Markets(b)                     4,563             -0-             -0-
Extra Income                        1,544,400       1,502,390       1,190,430
Federal Income(a)                      65,295             -0-             -0-
Global Bond                           469,362         502,960         395,622
Growth(a)                             186,362             -0-             -0-
International                       8,741,822       7,456,590       7,744,185
Managed                            12,982,916      12,548,106      12,132,138
New Dimensions                     11,617,712       7,296,923       4,691,961
S&P 500 Index(b)                       17,284             -0-             -0-
Small Cap Advantage(a)                 34,118             -0-             -0-
Strategy Aggressive                 8,603,549       5,662,457       6,496,353

-------------------------------------------------------------------------------
a For the period from Sept. 15, 1999 (date the Fund became available ) to
  Aug. 31, 2000
b For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000

Sub-Investment Advisor:


American Express Asset Management International Inc. (AEAMI), a wholly-owned subsidiary of AEFC located at 50192 AXP Financial Center, Minneapolis, MN 55474 sub-advises the assets in the Emerging Markets and International Funds. AEAMI, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under an Investment Advisory Agreement with AEFC.

Under the agreement, AEAMI receives an annual fee of 0.35% of daily net assets.

Under the agreement, the total amount paid for International Fund was $8,741,822 for fiscal year 2000, $7,456,590 for fiscal year 1999, and $7,744,185 for fiscal year 1998.

Emerging Markets did not begin operations until May 2000. As a result, fees totaling $4,563 were paid in fiscal period 2000. No fees were paid in fiscal year 1999 and 1998.

Kenwood Capital Management LLC (KCM LLC) an indirect subsidiary of AEFC located at Metropolitan Centre, Suite 2300, 333 South Seventh Street, Minneapolis, MN 55442, sub-advises the assets of Small Cap Advantage Fund. KCM LLC, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under an Investment Advisory Agreement with AEFC.

Under the agreement, the KCM LLC receives an annual fee of 0.35% of average daily net assets.

Small Cap Advantage did not begin operations until September 1999. As a result, fees totaling $34,118 were paid in fiscal period 2000. No fees were paid in fiscal year 1999 and 1998.


ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC a fee for providing administration and accounting services. The fee, based on the following schedule, is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.


Blue Chip Advantage

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First     $0.50             0.040%
Next       0.50             0.035
Next       1.00             0.030
Next       1.00             0.025
Next       3.00             0.020
Over       6.00             0.020

Bond


       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First      $1                0.050%
Next        1                0.045
Next        1                0.040
Next        3                0.035
Next        3                0.030
Over        9                0.025


Capital Resource

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First      $1                0.050%
Next        1                0.045
Next        1                0.040
Next        3                0.035
Over        6                0.030


Cash Management

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First     $1.0              0.030%
Next       0.5              0.027
Next       0.5              0.025
Next       0.5              0.022
Over       2.5              0.020


Diversified Equity Income

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First     $0.50             0.040%
Next       0.50             0.035
Next       1.00             0.030
Next       1.00             0.025
Next       3.00             0.020
Over       6.00             0.020

Emerging Markets

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First     $0.25             0.10%
Next       0.25             0.09
Next       0.25             0.08
Next       0.25             0.07
Next       1.00             0.06
Over       2.00             0.05


Extra Income

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First      $1                0.050%
Next        1                0.045
Next        1                0.040
Next        3                0.035
Next        3                0.030
Over        9                0.025


Federal Income

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First      $1.00             0.050%
Next        1.00             0.045
Next        1.00             0.040
Next        3.00             0.035
Next        3.00             0.030
Over        9.00             0.025


Global Bond

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First     $0.25             0.060%
Next       0.25             0.055
Next       0.25             0.050
Next       0.25             0.045
Over       1.00             0.040

Growth

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First     $1.00             0.050%
Next       1.00             0.045
Next       1.00             0.040
Next       3.00             0.035
Over       6.00             0.030


International

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First     $0.25             0.060%
Next       0.25             0.055
Next       0.25             0.050
Next       0.25             0.045
Next       1.0              0.040
Over       2.0              0.035


Managed

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First      $0.5              0.040%
Next        0.5              0.035
Next        1.0              0.030
Next        1.0              0.025
Next        3.0              0.020
Over        6.0              0.020


New Dimensions

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First       $1                0.050%
Next         1                0.045
Next         1                0.040
Next         3                0.035
Over         6                0.030


S&P 500 Index

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First      $1.00             0.080%
Next        1.00             0.075
Next        3.00             0.070
Over        5.00             0.065

Small Cap Advantage

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First     $0.25             0.060%
Next       0.25             0.055
Next       0.25             0.050
Next       0.25             0.045
Next       1.00             0.040
Over       2.00             0.035


Strategy Aggressive

       Assets                Annual rate at
      (billions)            each asset level
      ----------            ----------------
First      $0.25             0.060%
Next        0.25             0.055
Next        0.25             0.050
Next        0.25             0.045
Next        1.00             0.040
Over        2.00             0.035


On the last day of the most recent fiscal period, the daily rates applied to the Funds' net assets on an annual basis were:

Fund                        Daily Rates      Fees Paid During Prior Fiscal Year
----                        -----------      ----------------------------------
Blue Chip Advantage              0.040%               $ 12,604
Bond                             0.048                 859,265
Capital Resource                 0.040               2,403,552
Cash Management                  0.030                 234,322
Diversified Equity Income        0.040                   4,502
Emerging Markets                 0.100                   1,766
Extra Income                     0.050                 350,383
Federal Income                   0.050                  12,824
Global Bond                      0.060                 113,263
Growth                           0.050                  37,134
International                    0.044               1,122,452
Managed                          0.026               1,441,406
New Dimensions                   0.040               1,961,986
S&P 500 Index                    0.080                   3,852
Small Cap Advantage              0.060                   8,095
Strategy Aggressive              0.040               1,430,593


PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing, the Fund and IDS Life entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, IDS Life is paid a fee up to actual expenses incurred at an annual rate of up to 0.125% of the Fund's average daily net assets.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the American Express Variable Portfolio Funds.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund or by IDS Life. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. The Plan was not effective during the fiscal year. As a result, no fees were paid. The fee is not allocated to any one service (such as advertising, payments to underwriters or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

CUSTODIAN AGREEMENT

The Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian agreement with Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United Stated are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

ORGANIZATIONAL INFORMATION
-------------------------------------------------------------------------------


The Fund is an open-end management investment company. The Fund headquarters are at 70100 AXP Financial Center, Minneapolis, MN 55474.


SHARES

The Fund is owned by the subaccounts, its shareholders. The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance policy prospectus. All shares have voting rights over the Fund's management and fundamental policies. Each share is entitled to one vote for each share owned. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that shareholders have as many votes as the number of shares owned, including fractional shares, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.


FUND HISTORY TABLE FOR FUNDS MANAGED BY IDS LIFE

                                      Date of       Form of      State of       Fiscal     Diversified
                                    Organization  Organization Organization    Year End
----------------------------------- ------------- ------------ ------------- ------------- -------------
IDS Life Series Fund, Inc.             5/8/85     Corporation       MN           4/30
   Equity Portfolio                                                                            Yes
   Equity Income Portfolio                                                                     Yes
   Government Securities                                                                       Yes
   Portfolio
   Income Portfolio                                                                            Yes
   International Equity Portfolio                                                              Yes
   Managed Portfolio                                                                           Yes
   Money Market Portfolio                                                                      Yes
----------------------------------- ------------- ------------ ------------- ------------- -------------
AXP Variable Portfolio - Income       4/27/81,    Corporation     NV/MN          8/31
Series, Inc.                          6/13/86*
   AXP Variable Portfolio - Bond                                                               Yes
   Fund
   AXP Variable Portfolio - Extra                                                              Yes
   Income Fund
   AXP Variable Portfolio -                                                                    Yes
   Federal Income Fund
   AXP Variable Portfolio -                                                                     No
   Global Bond Fund
----------------------------------- ------------- ------------ ------------- ------------- -------------
AXP Variable Portfolio -              4/27/81,    Corporation     NV/MN          8/31
Investment Series, Inc.               6/13/86*
   AXP Variable Portfolio - Blue                                                               Yes
   Chip Advantage Fund
   AXP Variable Portfolio -                                                                    Yes
   Capital Resource Fund


   AXP Variable Portfolio -                                                                    Yes
   Emerging Markets Fund


   AXP Variable Portfolio -                                                                    Yes
   Growth Fund
   AXP Variable Portfolio                                                                      Yes
   -International Fund
   AXP Variable Portfolio - New                                                                Yes
   Dimensions Fund


   AXP Variable Portfolio - S&P                                                                Yes
   500 Index Fund


   AXP Variable Portfolio - Small                                                              Yes
   Cap Advantage Fund
   AXP Variable Portfolio -                                                                    Yes
   Strategy Aggressive Fund
----------------------------------- ------------- ------------ ------------- ------------- -------------
AXP Variable Portfolio - Managed       3/5/85     Corporation       MN           8/31
Series, Inc.
   AXP Variable Portfolio -                                                                    Yes
   Diversified Equity Income Fund
   AXP Variable Portfolio -                                                                    Yes
   Managed Fund
----------------------------------- ------------- ------------ ------------- ------------- -------------
AXP Variable Portfolio - Money        4/27/81,    Corporation     NV/MN          8/31
Market Series, Inc.                   6/13/86*
   AXP Variable Portfolio - Cash                                                               Yes
   Management Fund
----------------------------------- ------------- ------------ ------------- ------------- -------------

* Date merged into a Minnesota corporation.

BOARD MEMBERS AND OFFICERS
-------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 63 American Express funds.

Peter J. Anderson**
Born in 1942
251 AXP Financial Center
Minneapolis, MN

Senior vice president - investments and director of AEFC. Vice president - investments of the Fund.


H. Brewster Atwater, Jr.'
Born in 1931
4900 IDS Tower
Minneapolis, MN


Retired chairman and chief executive officer, General Mills, Inc. (consumer foods and restaurants) Director, Merck & Co., Inc. (pharmaceuticals).


Arne H. Carlson+'*
Born in 1934
901 S. Marquette Ave.
Minneapolis, MN

Chairman and chief executive officer of the Fund. Chairman, Board Services Corporation (provides administrative services to boards). Former Governor of Minnesota.

Lynne V. Cheney
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.


Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and EXIDE Corporation (auto parts and batteries).

David R. Hubers**
Born in 1943
25 AXP Financial Center
Minneapolis, MN


President, chief executive officer and director of AEFC.

Heinz F. Hutter'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics) and Amnex, Inc. (communications).

William R. Pearce+'
Born in 1927
2050 One Financial Plaza
Minneapolis, MN

RII Weyerhaeuser World Timberfund, L.P. (develops timber resources) - management committee. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors). Former chairman, American Express Funds.

Alan K. Simpson
Born in 1931
1201 Sunshine Ave.
Cody, WY

Visiting lecturer and Director of The Institute of Politics, Harvard University. Former three-term United States Senator for Wyoming. Former Assistant Republican Leader, U.S. Senate. Director, Biogen (bio-pharmaceuticals).


John R. Thomas+'**
Born in 1937
25 AXP Financial Center
Minneapolis, MN


Senior vice president of AEFC. President of the Fund.

C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN


Retired chairman of the board and chief executive officer, The Valspar Corporation (paints). Director, Valspar, Bemis Corporation (packaging) and General Mills, Inc. (consumer foods and restaurants).

+ Member of executive committee.
' Member of investment review committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. In addition to Mr. Carlson, who is chairman of the board, and Mr. Thomas, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:


Frederick C. Quirsfeld
Born in 1947
53609 AXP Financial Center
Minneapolis, MN


Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.


John M. Knight
Born in 1952
105 AXP Financial Center
Minneapolis, MN


Vice President - investment accounting of AEFC. Treasurer for the Fund.

COMPENSATION FOR BOARD MEMBERS
-------------------------------------------------------------------------------

During the most recent fiscal year, the independent members of the Fund board, for attending up to 27 meetings, received the following compensation:


                               Compensation Table
                      for AXP VP - Blue Chip Advantage Fund

                                                                            Total cash compensation from the
                                            Aggregate                         American Express Funds and
Board member                            compensation from the Fund            Preferred Master Trust Group
---------------------------------      ---------------------------------    ------------------------------
H. Brewster Atwater, Jr.                      $888                              $131,867
Lynne V. Cheney                                858                               121,033
Heinz F. Hutter                                838                               123,792
Anne P. Jones                                  838                               120,867
William R. Pearce                              617                               111,792
Alan K. Simpson                                667                               112,067
C. Angus Wurtele                               738                               120,142


                               Compensation Table
                             for AXP VP - Bond Fund

                                                                            Total cash compensation from the
                                            Aggregate                         American Express Funds and
Board member                            compensation from the Fund            Preferred Master Trust Group
---------------------------------      ---------------------------------    ------------------------------
H. Brewster Atwater, Jr.                            $1,955                           $131,867
Lynne V. Cheney                                      1,809                            121,033
Heinz F. Hutter                                      1,830                            123,792
Anne P. Jones                                        1,781                            120,867
William R. Pearce                                    1,658                            111,792
Alan K. Simpson                                      1,659                            112,067
C. Angus Wurtele                                     1,780                            120,142


                               Compensation Table
                       for AXP VP - Capital Resource Fund

                                                                            Total cash compensation from the
                                            Aggregate                         American Express Funds and
Board member                            compensation from the Fund            Preferred Master Trust Group
---------------------------------      ---------------------------------    ------------------------------
H. Brewster Atwater, Jr.                            $3,713                           $131,867
Lynne V. Cheney                                      3,477                            121,033
Heinz F. Hutter                                      3,588                            123,792
Anne P. Jones                                        3,590                            120,867
William R. Pearce                                    3,417                            111,792
Alan K. Simpson                                      3,469                            112,067
C. Angus Wurtele                                     3,538                            120,142


                               Compensation Table
                        for AXP VP - Cash Management Fund

                                                                            Total cash compensation from the
                                            Aggregate                         American Express Funds and
Board member                            compensation from the Fund            Preferred Master Trust Group
---------------------------------      ---------------------------------    ------------------------------
H. Brewster Atwater, Jr.                            $1,546                           $131,867
Lynne V. Cheney                                      1,409                            121,033
Heinz F. Hutter                                      1,421                            123,792
Anne P. Jones                                        1,355                            120,867
William R. Pearce                                    1,250                            111,792
Alan K. Simpson                                      1,234                            112,067
C. Angus Wurtele                                     1,371                            120,142


                               Compensation Table
                         for AXP VP - Extra Income Fund

                                                                            Total cash compensation from the
                                            Aggregate                         American Express Funds and
Board member                            compensation from the Fund            Preferred Master Trust Group
---------------------------------      ---------------------------------    ------------------------------
H. Brewster Atwater, Jr.                            $1,505                           $131,867
Lynne V. Cheney                                      1,376                            121,033
Heinz F. Hutter                                      1,380                            123,792
Anne P. Jones                                        1,314                            120,867
William R. Pearce                                    1,208                            111,792
Alan K. Simpson                                      1,192                            112,067
C. Angus Wurtele                                     1,330                            120,142


                               Compensation Table
                        for AXP VP - Federal Income Fund

                                                                            Total cash compensation from the
                                            Aggregate                         American Express Funds and
Board member                            compensation from the Fund            Preferred Master Trust Group
---------------------------------      ---------------------------------    ------------------------------
H. Brewster Atwater, Jr.                              $888                           $131,867
Lynne V. Cheney                                        858                            121,033
Heinz F. Hutter                                        838                            123,792
Anne P. Jones                                          838                            120,867
William R. Pearce                                      617                            111,792
Alan K. Simpson                                        667                            112,067
C. Angus Wurtele                                       738                            120,142


                               Compensation Table
                          for AXP VP - Global Bond Fund

                                                                            Total cash compensation from the
                                            Aggregate                         American Express Funds and
Board member                            compensation from the Fund            Preferred Master Trust Group
---------------------------------      ---------------------------------    ------------------------------
H. Brewster Atwater, Jr.                            $1,346                           $131,867
Lynne V. Cheney                                      1,220                            121,033
Heinz F. Hutter                                      1,221                            123,792
Anne P. Jones                                        1,149                            120,867
William R. Pearce                                    1,050                            111,792
Alan K. Simpson                                      1,028                            112,067
C. Angus Wurtele                                     1,171                            120,142


                               Compensation Table
                            for AXP VP - Growth Fund

                                                                            Total cash compensation from the
                                            Aggregate                         American Express Funds and
Board member                            compensation from the Fund            Preferred Master Trust Group
---------------------------------      ---------------------------------    ------------------------------
H. Brewster Atwater, Jr.                              $888                           $131,867
Lynne V. Cheney                                        858                            121,033
Heinz F. Hutter                                        838                            123,792
Anne P. Jones                                          838                            120,867
William R. Pearce                                      617                            111,792
Alan K. Simpson                                        667                            112,067
C. Angus Wurtele                                       738                            120,142

                               Compensation Table
                         for AXP VP - International Fund

                                                                            Total cash compensation from the
                                            Aggregate                         American Express Funds and
Board member                            compensation from the Fund            Preferred Master Trust Group
---------------------------------      ---------------------------------    ------------------------------
H. Brewster Atwater, Jr.                            $2,271                           $131,867
Lynne V. Cheney                                      2,097                            121,033
Heinz F. Hutter                                      2,146                            123,792
Anne P. Jones                                        2,101                            120,867
William R. Pearce                                    1,975                            111,792
Alan K. Simpson                                      1,980                            112,067
C. Angus Wurtele                                     2,096                            120,142


                               Compensation Table
                            for AXP VP - Managed Fund

                                                                            Total cash compensation from the
                                            Aggregate                         American Express Funds and
Board member                            compensation from the Fund            Preferred Master Trust Group
---------------------------------      ---------------------------------    ------------------------------
H. Brewster Atwater, Jr.                            $3,446                           $131,867
Lynne V. Cheney                                      3,220                            121,033
Heinz F. Hutter                                      3,321                            123,792
Anne P. Jones                                        3,316                            120,867
William R. Pearce                                    3,150                            111,792
Alan K. Simpson                                      3,195                            112,067
C. Angus Wurtele                                     3,271                            120,142


                               Compensation Table
                        for AXP VP - New Dimensions Fund

                                                                            Total cash compensation from the
                                            Aggregate                         American Express Funds and
Board member                            compensation from the Fund            Preferred Master Trust Group
---------------------------------      ---------------------------------    ------------------------------
H. Brewster Atwater, Jr.                            $2,955                           $131,867
Lynne V. Cheney                                      2,709                            121,033
Heinz F. Hutter                                      2,830                            123,792
Anne P. Jones                                        2,797                            120,867
William R. Pearce                                    2,658                            111,792
Alan K. Simpson                                      2,675                            112,067
C. Angus Wurtele                                     2,780                            120,142


                               Compensation Table
                      for AXP VP - Strategy Aggressive Fund

                                                                            Total cash compensation from the
                                            Aggregate                         American Express Funds and
Board member                            compensation from the Fund            Preferred Master Trust Group
---------------------------------      ---------------------------------    ------------------------------
H. Brewster Atwater, Jr.                            $2,455                           $131,867
Lynne V. Cheney                                      2,256                            121,033
Heinz F. Hutter                                      2,330                            123,792
Anne P. Jones                                        2,286                            120,867
William R. Pearce                                    2,158                            111,792
Alan K. Simpson                                      2,164                            112,067
C. Angus Wurtele                                     2,280                            120,142


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

No board compensation was paid for Diversified Equity Income, Emerging Markets, S&P 500 Index or Small Cap Advantage Funds.


INDEPENDENT AUDITORS
-------------------------------------------------------------------------------


The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Funds.

                                   APPENDIX A

                     DESCRIPTION OF MONEY MARKET SECURITIES

The types of instruments that form the major part of the Fund's investments are described below.

Certificates of Deposit -- A certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited, plus interest, on the date specified on the certificate.

Time Deposit -- A time deposit is a non-negotiable deposit in a bank for a fixed period of time.

Bankers' Acceptances -- A bankers' acceptance arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. It is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Commercial  Paper  --  Commercial  paper  is  generally   defined  as  unsecured
short-term notes issued in bearer form by large well-known corporations and finance companies. Maturities on commercial paper range from one day to nine months.

Commercial  paper rated A by  Standard & Poor's  Corporation  has the  following characteristics: Liquidity ratios are better than the industry average. Long-term senior debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Services Inc. Issuers rated Prime are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following: (1) management; (2) economic evaluation of the industry and an appraisal of speculative type risks which may be inherent in certain areas; (3) competition and customer acceptance of products; (4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Letters of Credit -- A letter of credit is a short-term note issued in bearer form with a bank letter of credit which provides that the bank pay to the bearer the amount of the note upon presentation.

U.S. Treasury Bills -- Treasury bills are issued with maturities of any period up to one year. Three-month and six-month bills are currently offered by the Treasury on 13-week and 26-week cycles respectively and are auctioned each week by the Treasury. Treasury bills are issued in book entry form and are sold only on a discount basis, i.e., the difference between the purchase price and the maturity value constitutes interest income for the investor. If they are sold before maturity, a portion of the income received may be a short-term capital gain.

U.S.  Government  Agency  Securities  --  Federal  agency  securities  are  debt
obligations  which  principally   result  from  lending  programs  of  the  U.S.
government. Housing and agriculture have traditionally been the principal beneficiaries of Federal credit programs, and agencies involved in providing credit to agriculture and housing account for the bulk of the outstanding agency securities.

Repurchase Agreements -- A repurchase agreement involves the acquisition of securities by the Fund, with the concurrent agreement by a bank (or securities dealer if permitted by law or regulation), to reacquire the securities at the Fund's cost, plus interest, within a specified time. The Fund thereby receives a fixed rate of return on this investment, one that is insulated from market and rate fluctuations during the holding period. In these transactions, the securities acquired by the Fund have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian until required.

Floating rate instruments -- These instruments pay interest at a rate tied to an external interest rate. The rate changes whenever there is a change in the external interest rate.

If AEFC becomes aware that a security owned by the Fund is downgraded below the second highest rating, AEFC will either sell the security or recommend to the Fund's board why it should not be sold.

                                   APPENDIX B

                             DESCRIPTION OF RATINGS


                         Standard & Poor's Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


                         Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                               SHORT-TERM RATINGS

                   Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                         Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1     Strong   capacity  to  pay  principal  and  interest.   Issues
                  determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.


                           Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

                                 Moody's & S&P's
                         Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

                                   APPENDIX C

                     ADDITIONAL INFORMATION ABOUT THE INDEX

AXP Variable Portfolio - S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of AXP Variable Portfolio - S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in AXP Variable Portfolio - S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to AXP Variable Portfolio - S&P 500 Index Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to AXP Variable Portfolio - S&P 500 Index Fund. S&P has no obligation to take the needs of AXP Variable Portfolio - S&P 500 Index Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of AXP Variable Portfolio - S&P 500 Index Fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of AXP Variable Portfolio - S&P 500 Index Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXPSM VARIABLE PORTFOLIO - INCOME SERIES, INC.
AXPSM VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.
AXPSM VARIABLE PORTFOLIO - MANAGED SERIES, INC.
AXPSM VARIABLE PORTFOLIO - MONEY MARKET SERIES, INC.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of AXP VP - Bond Fund, AXP VP - Extra Income Fund, AXP VP - Federal Income Fund and AXP VP - Global Bond Fund (funds within AXP Variable Portfolio - Income Series, Inc.), AXP VP - Blue Chip Advantage Fund, AXP VP - Capital Resource Fund, AXP VP - Emerging Markets Fund, AXP VP - Growth Fund, AXP VP - International Fund, AXP VP - New Dimensions Fund, AXP VP - S&P 500 Index Fund, AXP VP - Small Cap Advantage Fund and AXP VP - Strategy Aggressive Fund (funds within AXP Variable Portfolio - Investment Series, Inc.), AXP VP Diversified Equity Income Fund and AXP VP - Managed Fund (funds within AXP Variable Portfolio - Managed Series, Inc.) and AXP VP Cash Management Fund, (fund within AXP Variable Portfolio - Money Market Series, Inc.), as of August 31, 2000, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP VP
- Bond Fund, AXP VP - Extra Income Fund, AXP VP - Federal Income Fund, AXP VP - Global Bond Fund, AXP VP - Blue Chip Advantage Fund, AXP VP - Capital Resource Fund, AXP VP - Emerging Markets Fund, AXP VP - Growth Fund, AXP VP International Fund, AXP VP - New Dimensions Fund, AXP VP - S&P 500 Index Fund, AXP VP - Small Cap Advantage Fund, AXP VP - Strategy Aggressive Fund, AXP VP - Diversified Equity Income Fund, AXP VP - Managed Fund and AXP VP - Cash Management Fund as of August 31, 2000 and the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP
    KPMG LLP
    Minneapolis, Minnesota
    October 6, 2000

Financial Statements
Statements of assets and liabilities
American Express Variable Portfolio Funds
                                                                             AXP VP -          AXP VP -           AXP VP -
                                                                             Blue Chip           Bond             Capital
                                                                             Advantage           Fund             Resource
Aug. 31, 2000                                                                Fund                                   Fund
 Assets
Investments in securities, at value (Note 1):
   Investments in securities of unaffiliated issuers
      (identified cost $64,205,146, $1,530,585,949 and $3,874,711,243)      $70,545,572     $1,465,175,569       $5,955,814,512
   Investments in securities of affiliated issuers for AXP VP - Bond Fund
      (identified cost $7,812,117)                                                --               206,720              --
Total investments in securities
   (identified cost $64,205,146, $1,538,398,066 and $3,874,711,243)          70,545,572      1,465,382,289        5,955,814,512
Cash in bank on demand deposit                                                  357,524            --                   --
Receivable for investment securities sold                                       478,678         33,236,890           62,225,412
Dividends and accrued interest receivable                                        62,286         23,811,414            3,021,106
U.S. government securities held as collateral (Note 5)                            --            50,255,840              --
                                                                            ------------        ----------        --------------
Total assets                                                                 71,444,060      1,572,686,433        6,021,061,030
 Liabilities
Disbursements in excess of cash on demand deposit                                 --               989,396            4,336,480
Dividends payable to shareholders (Note 1)                                       61,541          8,609,833                 --
Payable for investment securities purchased                                       --            28,030,842           36,049,162
Accrued investment management services fee                                       31,347            756,165            2,921,844
Accrued distribution fee                                                          6,997            156,189              608,037
Accrued administrative services fee                                               2,239             60,463              195,660
Payable upon return of securities loaned (Note 5)                                 --            66,324,590           56,700,000
Other accrued expenses                                                           29,489            162,717              409,016
                                                                                 ------            -------              -------
Total liabilities                                                               131,613        105,090,195          101,220,199
                                                                                -------        -----------          -----------
Net assets applicable to outstanding capital stock                          $71,312,447     $1,467,596,238       $5,919,840,831
                                                                            ===========     ==============       ==============
 Represented by
Capital stock-- $.01 par value (Note 1)                                     $    61,359     $    1,426,401       $    1,590,931
Additional paid-in capital                                                   66,066,189      1,651,565,193        3,318,904,050
Undistributed (excess of distributions over) net investment income                  586          1,473,664                    1
Accumulated net realized gain (loss) (Note 9)                                (1,225,015)      (113,821,903)         518,242,580
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies (Note 7) 6,409,328        (73,047,117)       2,081,103,269
                                                                              ---------        -----------        -------------
Total-- representing net assets applicable to outstanding capital stock     $71,312,447     $1,467,596,238       $5,919,840,831
                                                                            ===========     ==============       ==============
Shares outstanding                                                            6,135,874        142,640,055          159,093,094
                                                                              ---------        -----------          -----------
Net asset value per share of outstanding capital stock                      $     11.62     $        10.29       $        37.21
                                                                            -----------     --------------       --------------

See accompanying notes to financial statements.

Statements of assets and liabilities (continued)
American Express Variable Portfolio Funds
                                                                           AXP VP -            AXP VP -           AXP VP -
                                                                             Cash             Diversified         Emerging
                                                                          Management         Equity Income         Markets
Aug. 31, 2000                                                                Fund                Fund               Fund
 Assets
Investments in securities, at value (Note 1):
   (identified cost $783,386,853, $21,995,728 and $5,779,247)           $783,386,853         $22,891,932         $5,627,003
Cash in bank on demand deposit                                             3,185,690             471,713             10,939
Receivable for investment securities sold                                         --                  --             40,216
Unrealized appreciation on foreign currency contracts (Notes 1 and 4)             --                  --                 23
Dividends and accrued interest receivable                                    341,038              48,565                349
                                                                             -------              ------                ---
Total assets                                                             786,913,581          23,412,210          5,678,530
                                                                         -----------          ----------          ---------
 Liabilities
Dividends payable to shareholders (Note 1)                                 3,920,385              60,235                 --
Payable for investment securities purchased                                       --             549,421             59,641
Accrued investment management services fee                                   335,045              10,343              5,505
Accrued distribution fee                                                      82,119               2,309                588
Accrued administrative services fee                                           19,709                 739                470
Other accrued expenses                                                        67,739               7,196              4,834
                                                                              ------               -----              -----
Total liabilities                                                          4,424,997             630,243             71,038
                                                                           ---------             -------             ------
Net assets applicable to outstanding capital stock                      $782,488,584         $22,781,967         $5,607,492
                                                                        ============         ===========         ==========
 Represented by
Capital stock-- $.01 par value (Note 1)                                 $  7,828,288         $    22,659         $    5,836
Additional paid-in capital                                               774,708,095          22,152,661          5,801,504
Undistributed (excess of distributions over) net investment income           (38,290)                470                 --
Accumulated net realized gain (loss) (Note 9)                                 (9,509)           (290,026)           (47,507)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies (Note 4)    --                  --            896,203
                                                                       -------------          ----------        -----------
(152,341)
Total-- representing net assets applicable to outstanding capital stock $782,488,584         $22,781,967         $5,607,492
                                                                        ============         ===========         ==========
Shares outstanding                                                       782,828,827           2,265,882            583,605
                                                                         -----------           ---------            -------
Net asset value per share of outstanding capital stock                  $       1.00         $     10.05         $     9.61
                                                                        ------------         -----------         ----------

See accompanying notes to financial statements.

Statements of assets and liabilities (continued)
American Express Variable Portfolio Funds
                                                                           AXP VP -            AXP VP -           AXP VP -
                                                                             Extra              Federal            Global
                                                                            Income              Income              Bond
Aug. 31, 2000                                                                Fund                Fund               Fund
 Assets
Investments in securities, at value (Note 1):
   (identified cost $686,249,729, $36,467,925 and $188,158,836)         $585,288,887         $36,642,815       $174,517,396
Cash in bank on demand deposit                                                    --             414,269             80,875
Receivable for investment securities sold                                  2,632,740                  --             32,134
Dividends and accrued interest receivable                                 15,517,484             241,680          3,482,596
Unrealized appreciation on foreign currency contracts held,
 at value (Notes 1 and 4)                                                         --                  --             24,754
                                                                          ----------          ----------        -----------
Total assets                                                             603,439,111          37,298,764        178,137,755
                                                                         -----------          ----------        -----------
 Liabilities
Disbursements in excess of cash on demand deposit                            168,885                  --                 --
Dividends payable to shareholders (Note 1)                                 5,747,336             178,301            605,734
Payable for investment securities purchased                                2,500,000               5,625                 --
Unrealized depreciation on foreign currency contracts held,
at value (Notes 1 and 4)                                                          --                  --             26,317
Accrued investment management services fee                                   312,342              19,061            127,500
Accrued distribution fee                                                      62,972               3,906             18,973
Accrued administrative services fee                                           25,189               1,562              9,107
Other accrued expenses                                                        54,760               9,970             31,890
                                                                              ------               -----             ------
Total liabilities                                                          8,871,484             218,425            819,521
                                                                           ---------             -------            -------
Net assets applicable to outstanding capital stock                      $594,567,627         $37,080,339       $177,318,234
                                                                        ============         ===========       ============
 Represented by
Capital stock-- $.01 par value (Note 1)                                 $    766,542         $    37,248       $    189,852
Additional paid-in capital                                               760,456,995          36,971,323        196,878,910
Undistributed (excess of distributions over)
   net investment income                                                    (953,626)              2,307            (69,768)
Accumulated net realized gain (loss) (Note 9)                            (64,741,442)            (81,013)        (5,922,719)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies
   (Notes 4 and 7)                                                      (100,960,842)            150,474        (13,758,041)
                                                                        ------------             -------        -----------
Total-- representing net assets applicable to outstanding capital stock $594,567,627         $37,080,339       $177,318,234
                                                                        ============         ===========       ============
Shares outstanding                                                        76,654,201           3,724,826         18,985,219
                                                                          ----------           ---------         ----------
Net asset value per share of outstanding capital stock                  $       7.76         $      9.95       $       9.34
                                                                        ------------         -----------       ------------

See accompanying notes to financial statements.

Statements of assets and liabilities (continued)
American Express Variable Portfolio Funds
                                                                           AXP VP -            AXP VP -           AXP VP -
                                                                            Growth           International         Managed
Aug. 31, 2000                                                                Fund                Fund               Fund
 Assets
Investments in securities, at value (Note 1):
   (identified cost $174,146,335, $2,116,151,016 and $3,781,283,397)    $197,137,954      $2,388,148,873     $5,342,800,244
Cash in bank on demand deposit (including foreign currency
   holdings of $28,739,848 for AXP VP - International Fund)                   44,668          28,739,848                 --
Receivable for investment securities sold                                         --          67,438,771         36,456,254
Dividends and accrued interest receivable                                     46,664           5,327,198         27,113,326
Unrealized appreciation on foreign currency contracts held, at value
 (Notes 1 and 4)                                                                  --               1,468                 --
U.S. government securities held as collateral (Note 5)                            --                  --        119,075,048
                                                                         -----------       -------------        -----------
Total assets                                                             197,229,286       2,489,656,158      5,525,444,872
                                                                         -----------       -------------      -------------
 Liabilities
Disbursements in excess of cash on demand deposit                                 --             564,792          1,971,316
Dividends payable to shareholders (Note 1)                                        --                  --         31,811,295
Payable for investment securities purchased                                2,314,122          19,371,398         74,247,516
Unrealized depreciation on foreign currency contracts held, at value
 (Notes 1 and 4)                                                                  --              19,311                 --
Accrued investment management services fee                                    92,181           1,659,913          2,569,316
Accrued distribution fee                                                      18,290             252,003            545,336
Accrued administrative services fee                                            7,316              89,618            114,781
Payable upon return of securities loaned (Note 5)                                 --          78,572,200        186,405,648
Other accrued expenses                                                        34,617             372,432            315,386
Option contracts written at value (premium received,
   $4,489,434 for AXP VP - Managed Fund) (Note 8)                                 --                  --          4,544,293
                                                                          ----------         -----------        -----------
Total liabilities                                                          2,466,526         100,901,667        302,524,887
                                                                           ---------         -----------        -----------
Net assets applicable to outstanding capital stock                      $194,762,760      $2,388,754,491     $5,222,919,985
                                                                        ============      ==============     ==============
 Represented by
Capital stock -- $.01 par value
   ($.001 for AXP VP - Managed Fund) (Note 1)                           $    144,731      $    1,406,992    $       250,956
Additional paid-in capital                                               173,693,767       1,707,684,351      3,372,077,276
Undistributed (excess of distributions over)
   net investment income                                                          --              18,120         (8,517,689)
Accumulated net realized gain (loss) (Note 9)                             (2,067,357)        408,041,324        297,669,778
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign
   currencies (Note 4)                                                    22,991,619         271,603,704      1,561,439,664
                                                                          ----------         -----------      -------------
Total-- representing net assets applicable to outstanding capital stock $194,762,760      $2,388,754,491     $5,222,919,985
                                                                        ============      ==============     ==============
Shares outstanding                                                        14,473,073         140,699,238        250,956,171
                                                                          ----------         -----------        -----------
Net asset value per share of outstanding capital stock                  $      13.46      $        16.98     $        20.81
                                                                        ------------      --------------     --------------

See accompanying notes to financial statements.

Statements of assets and liabilities (continued)
American Express Variable Portfolio Funds
                                                                           AXP VP -            AXP VP -           AXP VP -
                                                                              New               S&P 500           Small Cap
                                                                          Dimensions             Index            Advantage
Aug. 31, 2000                                                                Fund                Fund               Fund
 Assets
Investments in securities, at value (Note 1):
   (identified cost $3,643,183,595, $20,905,752 and $28,266,784)      $5,578,248,104         $21,611,940        $30,600,069
Cash in bank on demand deposit                                             2,798,942              64,907            353,310
Receivable for investment securities sold                                         --           1,844,600            593,122
Dividends and accrued interest receivable                                  3,422,303              22,988             11,964
                                                                           ---------              ------             ------
Total assets                                                           5,584,469,349          23,544,435         31,558,465
                                                                       -------------          ----------         ----------
 Liabilities
Dividends payable to shareholders (Note 1)                                 1,506,933              26,001                 --
Payable for investment securities purchased                               15,013,435           2,501,976            422,473
Accrued investment management and services fee                             2,723,630               4,565             18,600
Accrued distribution fee                                                     565,684               1,967              2,943
Accrued administrative services fee                                          183,801               1,259              1,413
Other accrued expenses                                                       253,456                  --             11,888
                                                                             -------            --------             ------
Total liabilities                                                         20,246,939           2,535,768            457,317
                                                                          ----------           ---------            -------
Net assets applicable to outstanding capital stock                    $5,564,222,410         $21,008,667        $31,101,148
                                                                      ==============         ===========        ===========
 Represented by
Capital stock-- $.01 par value                                        $    2,222,698         $    20,244        $    24,715
Additional paid-in capital                                             3,284,915,860          20,223,305         27,812,488
Undistributed (excess of distributions over) net investment income          (182,317)              3,799                906
Accumulated net realized gain (loss) (Note 9)                            342,201,660              55,131            897,213
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign
   currencies (Note 7)                                                 1,935,064,509             706,188          2,365,826
                                                                       -------------             -------          ---------
Total-- representing net assets applicable to outstanding
 capital stock                                                        $5,564,222,410         $21,008,667        $31,101,148
                                                                      ==============         ===========        ===========
Shares outstanding                                                       222,269,788           2,024,382          2,471,535
                                                                         -----------           ---------          ---------
Net asset value per share of outstanding capital stock                $        25.03         $     10.38        $     12.58
                                                                      --------------         -----------        -----------

See accompanying notes to financial statements.

Statements of assets and liabilities (continued)
American Express Variable Portfolio Funds
                                                                                                                  AXP VP -
                                                                                                                  Strategy
                                                                                                                 Aggressive
Aug. 31, 2000                                                                                                       Fund
Assets
Investments in securities, at value (Note 1):
   (identified cost $3,238,420,718)                                                                          $4,494,185,632
Cash in bank on demand deposit                                                                                           --
Receivable for investment securities sold                                                                        36,394,643
Dividends and accrued interest receivable                                                                         1,406,324
U.S. government securities held as collateral (Note 5)                                                           54,796,603
                                                                                                                 ----------
Total assets                                                                                                  4,586,783,202
                                                                                                              -------------
 Liabilities
Disbursements in excess of cash on demand deposit                                                                 2,066,919
Dividends payable to shareholders (Note 1)                                                                            6,259
Payable for investment securities purchased                                                                     158,021,794
Accrued investment management and services fee                                                                    1,881,608
Accrued distribution fee                                                                                            398,732
Accrued administrative services fee                                                                                 127,458
Payable upon return of securities loaned (Note 5)                                                               225,237,403
Other accrued expenses                                                                                              239,499
Option contracts written at value (premium received,
   $2,699,886 for AXP VP - Strategy Aggressive Fund) (Note 8)                                                     1,909,268
                                                                                                                  ---------
Total liabilities                                                                                               389,888,940
                                                                                                                -----------
Net assets applicable to outstanding capital stock                                                           $4,196,894,262
                                                                                                             ==============
 Represented by
Capital stock-- $.01 par value                                                                               $    1,508,867
Additional paid-in capital                                                                                    1,968,348,271
Undistributed net investment income                                                                               1,122,817
Accumulated net realized gain (loss) (Note 9)                                                                   959,379,043
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies (Note 7)                                    1,266,535,264
                                                                                                              -------------
Total-- representing net assets applicable to outstanding capital stock                                      $4,196,894,262
                                                                                                             ==============
Shares outstanding                                                                                              150,886,656
                                                                                                                -----------
Net asset value per share of outstanding capital stock                                                       $        27.82
                                                                                                             --------------

See accompanying notes to financial statements.

Statements of operations
American Express Variable Portfolio Funds
                                                                           AXP VP -            AXP VP -           AXP VP -
                                                                           Blue Chip             Bond              Capital
                                                                           Advantage             Fund             Resource
Year ended Aug. 31, 2000                                                     Fund*                                  Fund
 Investment income
Income:
Dividends                                                              $     295,069       $   2,377,401   $     36,984,995
Interest                                                                     111,381         127,189,762          6,775,560
   Less foreign taxes witheld                                                    (86)                 --            (30,539)
                                                                                 ---         -----------            -------
Total income                                                                 406,364         129,567,163         43,730,016
                                                                             -------         -----------         ----------
Expenses (Note 2):
Investment management services fee                                           175,456           9,660,825         35,047,411
Distribution fee                                                              39,353           1,878,652          6,909,209
Administrative services fees and expenses                                     12,604             859,265          2,403,552
Custodian fees                                                                55,233             129,815            229,238
Compensation of board members                                                  5,444              12,472             24,792
Printing and postage                                                           3,662             104,456            421,214
Audit fees                                                                    13,000              23,750             23,000
Other                                                                             --              15,454              5,005
                                                                            --------              ------            -------
Total expenses                                                               304,752          12,684,689         45,063,421
   Less expenses reimbursed by AEFC (Note 2)                                  (5,467)                 --                 --
                                                                             ------           ----------         ----------
                                                                             299,285          12,684,689         45,063,421
   Earnings credits on cash balances (Note 2)                                     (8)                (60)              (772)
                                                                                  --                 ---               ----
Total net expenses                                                           299,277          12,684,629         45,062,649
                                                                             -------          ----------         ----------
Investment income (loss)-- net                                               107,087         116,882,534         (1,332,633)
                                                                             -------         -----------         ----------
 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                         (1,390,382)        (54,661,929)       521,098,266
   Futures contracts                                                         165,482             765,307                 --
   Foreign currency transactions                                                  --              47,942                 --
   Options contracts written (Note 8)                                             --                  --            334,814
                                                                          ----------         -----------            -------
Net realized gain (loss) on investments                                   (1,224,900)        (53,848,680)       521,433,080
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and liabilities
   in foreign currencies                                                   6,455,361           9,693,956        506,731,364
                                                                           ---------           ---------        -----------
Net gain (loss) on investments and foreign currencies                      5,230,461         (44,154,724)     1,028,164,444
                                                                           ---------         -----------      -------------
Net increase (decrease) in net assets resulting from operations          $ 5,337,548        $ 72,727,810     $1,026,831,811
                                                                         ===========        ============     ==============

* For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

See accompanying notes to financial statements.

Statements of operations (continued)
American Express Variable Portfolio Funds
                                                                           AXP VP -            AXP VP -           AXP VP -
                                                                             Cash             Diversified         Emerging
                                                                          Management         Equity Income         Markets
Year ended Aug. 31, 2000                                                     Fund                Fund*             Fund**
 Investment income
Income:
Dividends                                                            $            --          $ 215,590          $   15,121
Interest                                                                  46,141,419             52,425              10,053
   Less foreign taxes withheld                                                    --                (17)               (811)
                                                                          ----------                ---                ----
Total income                                                              46,141,419            267,998              24,363
                                                                          ----------            -------              ------
Expenses (Note 2):
Investment management services fee                                         3,873,812             63,161              20,657
Distribution fee                                                             901,836             14,034               2,207
Administrative services fees and expenses                                    234,322              4,502               1,766
Custodian fees                                                                66,602             72,028               2,895
Compensation of board members                                                  9,588                 --                  --
Printing and postage                                                          53,119              1,831               3,200
Audit fees                                                                    17,750             13,000              13,500
Other                                                                          8,222                 --                  --
                                                                               -----            -------             -------
Total expenses                                                             5,165,251            168,556              44,225
   Less expenses reimbursed by AEFC (Note 2)                                      --            (61,020)            (13,295)
                                                                           ---------            -------             -------
                                                                           5,165,251            107,536              30,930
   Earnings credits on cash balances (Note 2)                                    (18)              (190)                 --
                                                                                 ---               ----              ------
Total net expenses                                                         5,165,233            107,346              30,930
                                                                           ---------            -------              ------
Investment income (loss)-- net                                            40,976,186            160,652              (6,567)
                                                                          ----------            -------              ------
 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                               (298)          (290,026)            (47,507)
   Futures contracts                                                              --                 --                 391
   Foreign currency transactions                                                  --                466                  --
                                                                              -------              -----            -------
Net realized gain (loss) on investments                                         (298)          (289,560)            (47,116)
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and liabilities in
   foreign currencies                                                             --            945,865            (265,835)
                                                                             --------           -------            --------
Net gain (loss) on investments and foreign currencies                           (298)           656,305            (312,951)
                                                                                ----            -------            --------
Net increase (decrease) in net assets resulting from operations          $40,975,888          $ 816,957           $(319,518)
                                                                         ===========          =========           =========

   *     For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
   **    For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.

See accompanying notes to financial statements.

Statements of operations (continued)
American Express Variable Portfolio Funds
                                                                           AXP VP -            AXP VP -           AXP VP -
                                                                             Extra              Federal            Global
                                                                            Income              Income              Bond
Year ended Aug. 31, 2000                                                     Fund                Fund*              Fund
 Investment income
Income:
Dividends                                                              $   5,779,786       $         --        $         --
Interest                                                                  63,225,368          1,639,781          11,022,386
                                                                          ==========          =========          ==========
Total income                                                              69,005,154          1,639,781          11,022,386
                                                                          ----------          ---------          ----------
Expenses (Note 2):
Investment management services fee                                         3,823,199            156,447           1,574,254
Distribution fee                                                             727,332             31,887             220,760
Administrative services fees and expenses                                    350,383             12,824             113,263
Custodian fees                                                                62,435              6,364              49,448
Compensation of board members                                                  9,305              5,444               8,186
Printing and postage                                                          42,149              1,831              14,648
Audit fees                                                                    19,000             13,500              17,000
Other                                                                          7,474                 --               2,639
                                                                               -----            -------               -----
Total expenses                                                             5,041,277            228,297           2,000,198
   Less expenses reimbursed by AEFC (Note 2)                                      --             (3,459)                 --
                                                                           ---------             ------           ---------
                                                                           5,041,277            224,838           2,000,198
   Earnings credits on cash balances (Note 2)                                    (51)              (202)               (654)
                                                                                 ---               ----                ----
Total net expenses                                                         5,041,226            224,636           1,999,544
                                                                           ---------            -------           ---------
Investment income (loss)-- net                                            63,963,928          1,415,145           9,022,842
                                                                          ----------          ---------           ---------
 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                        (36,041,910)           (37,143)         (4,141,686)
   Futures contracts                                                              --            (43,870)                 --
   Foreign currency transactions                                                 474                 --             270,508
                                                                                 ---            -------             -------
Net realized gain (loss) on investments                                  (36,041,436)           (81,013)         (3,871,178)
   on investments and on translation of assets and liabilities
   in foreign currencies                                                 (37,938,667)           138,567          (8,771,892)
                                                                         -----------            -------          ----------
Net gain (loss) on investments and foreign currencies                    (73,980,103)            57,554         (12,643,070)
                                                                         -----------             ------         -----------
Net increase (decrease) in net assets resulting from operations         $(10,016,175)        $1,472,699        $ (3,620,228)
                                                                        ============         ==========        =============

* For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

See accompanying notes to financial statements.

Statements of operations (continued)
American Express Variable Portfolio Funds
                                                                           AXP VP -            AXP VP -           AXP VP -
                                                                            Growth           International         Managed
Year ended Aug. 31, 2000                                                     Fund*               Fund               Fund
 Investment income
Income:
Dividends                                                                $   266,617       $ 26,261,504       $  24,811,063
Interest                                                                     372,638          8,937,643         137,174,452
   Less foreign taxes withheld                                                  (156)        (2,894,560)            (59,682)
                                                                                ----         ----------             -------
Total income                                                                 639,099         32,304,587         161,925,833
                                                                             -------         ----------         -----------
Expenses (Note 2):
Investment management services fee                                           479,607         20,495,043          30,522,651
Distribution fee                                                              92,803          2,962,550           6,131,578
Administrative services fees and expenses                                     37,134          1,122,452           1,441,406
Custodian fees                                                                92,307            690,257             337,155
Compensation of board members                                                     --             14,668              22,921
Printing and postage                                                           5,850            173,986             369,945
Audit fees                                                                    13,500             20,750              21,500
Other                                                                             --              4,306              14,557
                                                                              ------              -----              ------
Total expenses                                                               721,201         25,484,012          38,861,713
   Less expenses reimbursed by AEFC (Note 2)                                 (13,659)                --                  --
                                                                             -------         ----------          ----------
                                                                             707,542         25,484,012          38,861,713
   Earnings credits on cash balances (Note 2)                                   (268)            (1,990)                (39)
                                                                                ----             ------                 ---
Total net expenses                                                           707,274         25,482,022          38,861,674
                                                                             -------         ----------          ----------
Investment income (loss)-- net                                               (68,175)         6,822,565         123,064,159
                                                                             -------          ---------         -----------
 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                         (2,067,357)       416,788,233         306,580,263
   Foreign currency transactions                                                  --         (9,612,055)            (17,784)
   Futures contracts                                                              --         (5,166,145)                 --
   Options contracts written (Note 8)                                             --                 --           2,551,472
                                                                          ----------        -----------           ---------
Net realized gain (loss) on investments                                   (2,067,357)       402,010,033         309,113,951
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and liabilities in
   foreign currencies                                                     23,048,568        (80,050,249)        444,957,506
                                                                          ----------        -----------         -----------
Net gain (loss) on investments and foreign currencies                     20,981,211        321,959,784         754,071,457
                                                                          ----------        -----------         -----------
Net increase (decrease) in net assets resulting from operations          $20,913,036       $328,782,349        $877,135,616
                                                                         ===========       ============        ============

* For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.

See accompanying notes to financial statements.

Statements of operations (continued)
American Express Variable Portfolio Funds
                                                                           AXP VP -            AXP VP -           AXP VP -
                                                                              New               S&P 500           Small Cap
                                                                          Dimensions             Index            Advantage
Year ended Aug. 31, 2000                                                     Fund               Fund**              Fund*
 Investment income
Income:
Dividends                                                             $   26,192,635          $  58,900        $     72,829
Interest                                                                  17,181,138              1,305              55,450
   Less foreign taxes withheld                                                (7,267)              (576)                 --
                                                                              ------               ----
Total income                                                              43,366,506             59,629             128,279
                                                                          ----------             ------             -------
Expenses (Note 2):
Investment management services fee                                        28,032,830             13,965             102,222
Distribution fee                                                           5,550,496              6,019              16,815
Administrative services fees and expenses                                  1,961,986              3,852               8,095
Custodian fees                                                               311,881             37,705              51,213
Compensation of board members                                                 19,403                 --                  --
Printing and postage                                                         367,993              3,200               1,831
Audit fees                                                                    22,750             13,000              13,000
Other                                                                          8,619                 --                  --
                                                                               -----             ------             -------
Total expenses                                                            36,275,958             77,741             193,176
   Less expenses reimbursed by AEFC (Note 2)                                      --            (53,905)            (31,689)
                                                                          ----------            -------             -------
                                                                          36,275,958             23,836             161,487
   Earnings credits on cash balances (Note 2)                                    (96)                --                (132)
                                                                                 ---             ------                ----
Total net expenses                                                        36,275,862             23,836             161,355
                                                                          ----------             ------             -------
Investment income (loss)-- net                                             7,090,644             35,793             (33,076)
                                                                           ---------             ------             -------
 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                        343,690,031             55,131           1,036,011
   Futures contracts                                                              --                 --             (56,082)
   Foreign currency transactions                                             (66,198)                --                  --
   Options contracts written (Note 8)                                         77,500                 --                  --
                                                                              ------            -------            --------
Net realized gain (loss) on investments                                  343,701,333             55,131             979,929
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and liabilities
   in foreign currencies                                                 951,943,591            656,987           2,398,169
                                                                         -----------            -------           ---------
Net gain (loss) on investments and foreign currencies                  1,295,644,924            712,118           3,378,098
                                                                       -------------            -------           ---------
Net increase (decrease) in net assets resulting from operations       $1,302,735,568           $747,911          $3,345,022
                                                                      ==============           ========          ==========

   *     For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
   **    For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.

See accompanying notes to financial statements.

Statements of operations (continued)
American Express Variable Portfolio Funds
                                                                                                                  AXP VP -
                                                                                                                  Strategy
                                                                                                                 Aggressive
Year ended Aug. 31, 2000                                                                                            Fund
 Investment income
Income:
Dividends                                                                                                    $    4,182,299
Interest                                                                                                         23,706,853
   Less foreign taxes withheld                                                                                      (29,796)
                                                                                                                    -------
Total income                                                                                                     27,859,356
                                                                                                                 ----------
Expenses (Note 2):
Investment management services fee                                                                               20,341,387
Distribution fee                                                                                                  4,129,613
Administrative services fees and expenses                                                                         1,430,593
Custodian fees                                                                                                      328,642
Compensation of board members                                                                                        15,929
Printing and postage                                                                                                263,434
Audit fees                                                                                                           17,750
Other                                                                                                                 8,135
                                                                                                                      -----
Total expenses                                                                                                   26,535,483
Less expenses reimbursed by AEFC (Note 2)                                                                                --
                                                                                                                -----------
                                                                                                                 26,535,483
   Earnings credits on cash balances (Note 2)                                                                          (645)
                                                                                                                       ----
Total net expenses                                                                                               26,534,838
                                                                                                                 ----------
Investment income (loss) -- net                                                                                   1,324,518
                                                                                                                  ---------
 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                                                               963,715,937
   Futures contracts                                                                                             (4,662,421)
   Foreign currency transactions                                                                                   (168,342)
   Options contracts written (Note 8)                                                                             6,339,024
                                                                                                                 ---------
Net realized gain (loss) on investments                                                                         965,224,198
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and liabilities in foreign currencies                            971,335,686
                                                                                                                -----------
Net gain (loss) on investments and foreign currencies                                                         1,936,559,884
                                                                                                              -------------
Net increase (decrease) in net assets resulting from operations                                              $1,937,884,402
                                                                                                             --------------

See accompanying notes to financial statements.

Statements of changes in net assets
American Express Variable Portfolio Funds
                                                                      AXP VP - Blue Chip
                                                                        Advantage Fund              AXP VP - Bond Fund
                                                                         Aug. 31, 2000       Aug. 31, 2000      Aug. 31, 1999
                                                                        Period ended *        Year ended         Year ended
 Operations and distributions
Investment income (loss)-- net                                        $     107,087      $  116,882,534      $  133,946,467
Net realized gain (loss) on investments                                  (1,224,900)        (53,848,680)        (59,672,912)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies     6,455,361           9,693,956         (28,854,381)
                                                                          ---------           ---------         -----------
Net increase (decrease) in net assets resulting from operations           5,337,548          72,727,810          45,419,174
                                                                          ---------          ----------          ----------
Distributions to shareholders from:
   Net investment income                                                   (108,611)       (115,516,198)       (129,854,610)
   Net realized gain                                                             --                  --          (4,108,552)
                                                                          ---------        ------------           ----------
   Total distributions                                                     (108,611)       (115,516,198)       (133,963,162)
                                                                           --------        ------------        ------------
 Capital share transactions (Note 6)
Proceeds from sales                                                      67,771,142         114,752,390         106,635,029
Reinvestment of distributions at net asset value                             47,070         106,906,365         133,963,162
Payments for redemptions                                                 (3,690,078)       (461,561,788)       (254,262,401)
                                                                         ----------        ------------        ------------
Increase (decrease) in net assets from capital share transactions        64,128,134        (239,903,033)        (13,664,210)
                                                                         ----------        ------------         -----------
Total increase (decrease) in net assets                                  69,357,071        (282,691,421)       (102,208,198)
Net assets at beginning of year                                           1,955,376**     1,750,287,659       1,852,495,857
                                                                          ---------       -------------       -------------
Net assets at end of year                                             $  71,312,447      $1,467,596,238      $1,750,287,659
                                                                      =============      ==============      ==============
Undistributed net investment income                                   $         586      $    1,473,664      $    1,473,065
                                                                      -------------      --------------      --------------

   *     For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
   **    Initial capital of $2,000,000 was contributed on Sept. 10, 1999. The Fund had a decrease in net assets resulting from operations of $44,624 during the period from Sept. 10, 1999 to Sept. 15, 1999 (date the Fund became available).


                                                      AXP VP - Capital Resource Fund           AXP VP - Cash Management Fund
Year ended Aug. 31,                                       2000               1999                2000               1999
 Operations and distributions
Investment income (loss)-- net                   $    (1,332,633)     $    9,103,562      $   40,976,186      $  25,541,730
Net realized gain (loss) on investments              521,433,080         572,334,253                (298)            (6,680)
Net change in unrealized appreciation (depreciation)
   on investments and on translation
   of assets and liabilities in foreign currencies   506,731,364       1,167,038,381                  --                 --
                                                     -----------       -------------         -----------         ----------
Net increase (decrease) in net assets resulting from
   operations                                       1,026,83,811       1,748,476,196          40,975,888         25,535,050
                                                    ------------       -------------          ----------         ----------
Distributions to shareholders from:
   Net investment income                                      --          (9,103,562)        (41,014,556)       (25,541,732)
   Net realized gain                                (573,191,093)       (401,677,258)                 --                 --
                                                    ------------        ------------
Total distributions                                 (573,191,093)       (410,780,820)        (41,014,556)       (25,541,732)
                                                    ------------        ------------         -----------        -----------
 Capital share transactions (Note 6)
Proceeds from sales                                  161,522,332          84,199,124       1,024,273,156        603,358,465
Reinvestment of distributions at net asset value     573,191,093         410,780,820          37,095,171         25,541,732
Payments for redemptions                            (889,079,855)       (665,014,906)       (968,460,693)      (367,134,897)
                                                    ------------        ------------        ------------       ------------
Increase (decrease) in net assets from capital
share transactions                                  (154,366,430)       (170,034,962)         92,907,634        261,765,300
                                                    ------------        ------------          ----------        -----------
Total increase (decrease) in net assets              299,274,288       1,167,660,414          92,868,966        261,758,618
Net assets at beginning of year                    5,620,566,543       4,452,906,129         689,619,618        427,861,000
                                                   -------------       -------------         -----------        -----------
Net assets at end of year                         $5,919,840,831      $5,620,566,543     $   782,488,584     $  689,619,618
                                                  ==============      ==============     ===============     ==============
Undistributed (excess of distributions over)
   net investment income                          $            1      $      (61,479)    $       (38,290)    $           80
                                                  --------------      --------------     ---------------     --------------

See accompanying notes to financial statements.

Statements of changes in net assets (continued)
American Express Variable Portfolio Funds
                                                                                              AXP VP -            AXP VP -
                                                                                          Diversified Equity      Emerging
                                                                                              Income Fund       Markets Fund
                                                                                             Aug. 31 2000       Aug. 31, 2000
                                                                                             Period ended*     Period ended**
 Operations and distributions
Investment income (loss)-- net                                                            $     160,652      $       (6,567)
Net realized gain (loss) on investments                                                        (289,560)            (47,116)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                           945,865            (265,835)
                                                                                                -------            --------
Net increase (decrease) in net assets resulting from operations                                 816,957            (319,518)
                                                                                                -------            --------
Distributions to shareholders from:
   Net investment income                                                                       (162,618)                 --
   Tax return of capital                                                                             --              (4,272)
                                                                                                -------              ------
Total distributions                                                                            (162,618)             (4,272)
 Capital share transactions (Note 6)
Proceeds from sales                                                                          23,715,662           3,356,229
Reinvestment of distributions at net asset value                                                102,383               4,272
Payments for redemptions                                                                     (3,642,255)         (2,546,345)
                                                                                             ----------          ----------
Increase (decrease) in net assets from capital share transactions                            20,175,790             814,156
                                                                                             ----------             -------
Total increase (decrease) in net assets                                                      20,830,129             490,366
Net assets at beginning of year                                                               1,951,838***        5,117,126****
                                                                                              ---------           ---------
Net assets at end of year                                                                   $22,781,967        $  5,607,492
                                                                                            ===========        ============
Undistributed net investment income                                                         $       470        $         --
                                                                                            -----------          ----------

   * For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
  ** For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
 *** Initial capital of $2,000,000 was contributed on Sept. 10, 1999. The Fund had a decrease in net assets resulting from operations of $48,162 during the period from Sept. 10, 1999 to Sept. 15, 1999 (date the Fund became available).
**** Initial  capital of $5,000,000  was  contributed on April 26, 2000. The Fund had an increase in net assets resulting from operations of $117,126 during the period from April 26, 2000 to May 1, 2000 (date the Fund became available).


                                                                                 AXP VP - Extra               AXP VP - Federal
                                                                                   Income Fund                   Income Fund
                                                                         Aug. 31, 2000       Aug. 31, 1999      Aug. 31, 2000
                                                                          Year ended          Year ended        Period ended*
 Operations and distributions
Investment income (loss) -- net                                        $  63,963,928      $  61,117,522    $      1,415,145
Net realized gain (loss) on investments                                  (36,041,436)       (29,699,969)            (81,013)
Net change in unrealized appreciation (depreciation) on investments
and on translation of assets and liabilities in foreign currencies       (37,938,667)       (14,674,862)            138,567
                                                                         -----------        -----------             -------
Net increase (decrease) in net assets resulting from operations          (10,016,175)        16,742,691           1,472,699
                                                                         -----------         ----------           ---------
Distributions to shareholders from:
   Net investment income                                                 (63,640,261)       (61,060,060)         (1,420,833)
   Net realized gain                                                              --         (6,531,786)                 --
                                                                         -----------         ----------          ----------
   Total distributions                                                   (63,640,261)       (67,591,846)         (1,420,833)
                                                                         -----------        -----------          ----------
 Capital share transactions (Note 6)
Proceeds from sales                                                      111,860,734         88,193,720          51,592,615
Reinvestment of distributions at net asset value                          57,892,926         67,591,846           1,249,119
Payments for redemptions                                                (139,567,473)       (31,179,532)        (25,830,856)
                                                                        ------------        -----------         -----------
Increase (decrease) in net assets from capital share transactions         30,186,187        124,606,034          27,010,878
                                                                          ----------        -----------          ----------
Total increase (decrease) in net assets                                  (43,470,249)        73,756,879          27,062,744
Net assets at beginning of year                                          638,037,876        564,280,997          10,017,595**
                                                                         -----------        -----------          ----------
Net assets at end of year                                              $ 594,567,627       $638,037,876     $    37,080,339
                                                                       =============       ============     ===============
Undistributed (excess of distributions over) net investment income     $    (953,626)      $   (674,915)    $         2,307
                                                                       -------------       ------------     ---------------

 *  For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
**  Initial capital of $10,000,000 was contributed on Sept 10, 1999. The fund has a increase in net assets resulting from operations of $17,595 during the period from Sept. 10, 1999 to Sept. 15, 1999 (date the Fund became available).

See accompanying notes to financial statements.

Statements of changes in net assets (continued)
American Express Variable Portfolio Funds
                                                                                AXP VP - Global                   AXP VP -
                                                                                    Bond Fund                    Growth Fund
                                                                         Aug. 31, 2000       Aug. 31, 1999      Aug. 31, 2000
                                                                          Year ended          Year ended       Period ended *
 Operations and distributions
Investment income (loss)-- net                                        $    9,022,842      $  10,780,290    $        (68,175)
Net realized gain (loss) on investments                                   (3,871,178)        (5,258,630)         (2,067,357)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies     (8,771,892)        (1,292,387)         23,048,568
                                                                          ----------         ----------          ----------
Net increase (decrease) in net assets resulting from operations           (3,620,228)         4,229,273          20,913,036
                                                                          ----------          ---------          ----------
Distributions to shareholders from:
   Net investment income                                                  (6,087,281)       (10,036,136)                 --
   Net realized gain                                                              --            (60,153)                 --
   Tax return of capital                                                          --                 --             (21,500)
                                                                          ----------         ----------             -------
Total distributions                                                       (6,087,281)       (10,096,289)            (21,500)
                                                                          ----------        -----------             -------
 Capital share transactions (Note 6)
Proceeds from sales                                                       27,391,610         26,082,577         176,740,005
Reinvestment of distributions at net asset value                           5,481,547         10,096,289              21,500
Payments for redemptions                                                 (43,273,645)       (16,223,051)         (4,834,742)
                                                                         -----------        -----------          ----------
Increase (decrease) in net assets from capital share transactions        (10,400,488)        19,955,815         171,926,763
                                                                         -----------         ----------         -----------
Total increase (decrease) in net assets                                  (20,107,997)        14,088,799         192,818,299
Net assets at beginning of year                                          197,426,231        183,337,432           1,944,461**
                                                                         -----------        -----------           ---------
Net assets at end of year                                               $177,318,234       $197,426,231        $194,762,760
                                                                        ============       ============        ============
Undistributed (excess of distributions over) net investment income      $    (69,768)      $   (366,177)       $         --
                                                                        ------------       ------------          ----------

 *  For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
**  Initial capital of $2,000,000 was contributed on Sept. 10, 1999. The fund had a decrease in net assets resulting from operations of $55,539 during the period from Sept. 10, 1999 to Sept. 15, 1999 (date the Fund became available).

                                                        AXP VP - International Fund                AXP VP - Managed Fund
Year ended Aug. 31,                                       2000               1999                2000               1999
 Operations and distributions
Investment income (loss)-- net                    $    6,822,565       $  14,983,400       $ 123,064,159      $ 131,674,116
Net realized gain (loss) on investments              402,010,033         350,164,528         309,113,951        212,352,905
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies   (80,050,249)         64,235,687         444,957,506        655,721,269
                                                     -----------          ----------         -----------        -----------
Net increase (decrease) in net assets resulting
   from operations                                   328,782,349         429,383,615         877,135,616        999,748,290
                                                     -----------         -----------         -----------        -----------
Distributions to shareholders from:
   Net investment income                                      --          (8,959,567)       (123,017,644)      (131,267,722)
   Net realized gain                                (358,133,126)        (10,584,503)       (227,051,206)      (431,748,610)
                                                    ------------         -----------        ------------       ------------
Total distributions                                 (358,133,126)        (19,544,070)       (350,068,850)      (563,016,332)
                                                    ------------         -----------        ------------       ------------
 Capital share transactions (Note 6)
Proceeds from sales                                  320,452,991         189,648,648         187,325,532        130,228,291
Reinvestment of distributions at net asset value     358,133,126          19,544,070         318,257,555        563,016,332
Payments for redemptions                            (481,511,642)       (420,734,802)       (855,460,704)      (497,199,202)
                                                    ------------        ------------        ------------       ------------
Increase (decrease) in net assets from capital
share transactions                                   197,074,475        (211,542,084)       (349,877,617)       196,045,421
                                                     -----------        ------------        ------------        -----------
Total increase (decrease) in net assets              167,723,698         198,297,461         177,189,149        632,777,379
Net assets at beginning of year                    2,221,030,793       2,022,733,332       5,045,730,836      4,412,953,457
                                                   -------------       -------------       -------------      -------------
Net assets at end of year                         $2,388,754,491      $2,221,030,793      $5,222,919,985     $5,045,730,836
                                                  ==============      ==============      ==============     ==============
Undistributed (excess of distributions over)
   net investment income                          $       18,120      $      214,311      $   (8,517,689)    $   (8,256,690)
                                                  --------------      --------------      --------------     --------------

See accompanying notes to financial statements.

Statements of changes in net assets (continued)
American Express Variable Portfolio Funds
                                                                          AXP VP - New Dimensions Fund        AXP VP - S&P 500
                                                                                                                 Index Fund
                                                                         Aug. 31, 2000       Aug. 31, 1999      Aug. 31, 2000
                                                                          Year ended          Year ended        Period ended*
 Operations and distributions
Investment income (loss)-- net                                        $    7,090,644     $    9,929,837         $    35,793
Net realized gain (loss) on investments                                  343,701,333         32,818,556              55,131
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies    951,943,591        838,085,236             656,987
                                                                         -----------        -----------             -------
Net increase (decrease) in net assets resulting from operations        1,302,735,568        880,833,629             747,911
                                                                       -------------        -----------             -------
Distributions to shareholders from:
   Net investment income                                                  (7,206,757)        (9,929,837)            (45,004)
   Net realized gain                                                     (34,324,740)        (2,459,211)                 --
                                                                         -----------         ----------            ---------
Total distributions                                                      (41,531,497)       (12,389,048)            (45,004)
                                                                         -----------        -----------             -------
 Capital share transactions (Note 6)
Proceeds from sales                                                      855,882,656        744,395,091          10,618,952
Reinvestment of distributions at net asset value                          40,024,565         12,389,048              19,003
Payments for redemptions                                                (131,113,528)       (46,528,713)           (390,158)
                                                                        ------------        -----------            --------
Increase (decrease) in net assets from capital share transactions        764,793,693        710,255,426          10,247,797
                                                                         -----------        -----------          ----------
Total increase (decrease) in net assets                                2,025,997,764      1,578,700,007          10,950,704
Net assets at beginning of year                                        3,538,224,646      1,959,524,639          10,057,963**
                                                                       -------------      -------------          ----------
Net assets at end of year                                             $5,564,222,410     $3,538,224,646         $21,008,667
                                                                      ==============     ==============         ===========
Undistributed (excess of distributions over) net investment income    $     (182,317)    $           (7)        $     3,799
                                                                      --------------     --------------         -----------

 * For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.
** Initial  capital of $10,000,000 was contributed on April 26, 2000. The Fund had an increase in net assets resulting  from  operations of $57,963 during the period from April 26, 2000 to May 1, 2000 (date the Fund became available).

                                                                      AXP VP - Small Cap
                                                                        Advantage Fund       AXP VP - Strategy Aggressive Fund
                                                                         Aug. 31, 2000       Aug. 31, 2000      Aug. 31, 1999
                                                                         Period ended*        Year ended         Year ended
 Operations and distributions
Investment income (loss)-- net                                           $   (33,076)    $    1,324,518      $    7,129,382
Net realized gain (loss) on investments                                      979,929        965,224,198         260,100,632
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies      2,398,169        971,335,686         400,514,769
                                                                           ---------        -----------         -----------
Net increase (decrease) in net assets resulting from operations            3,345,022      1,937,884,402         667,744,783
                                                                           ---------      -------------         -----------
Distributions to shareholders from:
   Net investment income                                                          --             (6,259)         (7,142,316)
   Net realized gain                                                         (51,500)      (252,883,137)       (148,760,451)
                                                                             -------       ------------        ------------
Total distributions                                                          (51,500)      (252,889,396)       (155,902,767)
                                                                             -------       ------------        ------------
 Capital share transactions (Note 6)
Proceeds from sales                                                       31,835,984        355,616,461          69,869,156
Reinvestment of distributions at net asset value                              51,500        254,972,408         155,902,767
Payments for redemptions                                                  (7,049,658)      (426,011,593)       (385,883,333)
                                                                          ----------       ------------        ------------
Increase (decrease) in net assets from capital share transactions         24,837,826        184,577,276        (160,111,410)
                                                                          ----------        -----------        ------------
Total increase (decrease) in net assets                                   28,131,348      1,869,572,282         351,730,606
Net assets at beginning of year                                            2,969,800**    2,327,321,980       1,975,591,374
                                                                           ---------      -------------       -------------
Net assets at end of year                                               $ 31,101,148     $4,196,894,262      $2,327,321,980
                                                                        ============     ==============      ==============
Undistributed (excess of distributions over) net investment income      $        906     $    1,122,817      $      (27,100)
                                                                        ------------     --------------      --------------

 *   For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
**   Initial capital of $3,000,000 was contributed on Sept. 10, 1999. The Fund had a decrease in net assets resulting from operations of $30,200 during the period from Sept. 10, 1999 to Sept. 15, 1999 (date the Fund became available).

See accompanying notes to financial statements.

Notes to Financial Statements
American Express Variable Portfolio Funds

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, (non-diversified for AXP VP - Global Bond Fund) open-end management investment company. Each Fund has 10 billion authorized shares of capital stock. The following Funds became available Sept. 15, 1999. Prior to this date, American Express Financial Corporation (AEFC) purchased the following shares of capital stock, which represented the initial capital in each Fund at $10.00 per share:

Fund                                                 Number of shares
 AXP VP - Blue Chip  Advantage  Fund                     200,000
 AXP VP - Diversified  Equity Income Fund                200,000
 AXP VP - Federal  Income  Fund                        1,000,000
 AXP VP - Growth  Fund                                   200,000
 AXP VP - Small Cap Advantage Fund                       300,000

The following Funds became available on May 1, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased the following shares of capital stock, which represented the initial capital in each Fund at $10.00 per share:

Fund                                                 Number of shares
 AXP VP - Emerging Markets Fund                          500,000
 AXP VP - S&P 500 Index Fund                           1,000,000

The primary investments of each Fund are as follows:
AXP VP - Blue  Chip  Advantage  Fund  invests  primarily  in  common  stocks  of companies that are included in the S&P 500;
AXP VP - Bond Fund invests primarily in bonds and other debt  obligations;
AXP VP - Capital  Resource  Fund  invests primarily in U.S.  common stocks and other  securities  convertible  into common stock;
AXP VP - Cash  Management  Fund  invests  primarily  in  money  market securities;
AXP VP - Diversified Equity Income Fund invests primarily in equity securities; AXP VP - Emerging Markets Fund invest primarily in equity securities of companies in emerging  market  countries;
AXP VP - Extra Income Fund invests primarily in  high-yielding,  high risk corporate  bonds (junk bonds) issued by U.S. and foreign companies and governments;
AXP VP - Federal Income Fund invests primarily in debt obligations;
AXP VP - Global Bond Fund invests primarily in debt securities of U.S. and foreign issuers;
AXP VP - Growth  Fund  invest  primarily  in  common  stocks  and  securities convertible into common stocks that appear to offer growth opportunities;
AXP VP - International  Fund invests  primarily in equity securities of foreign issuers that offer strong growth potential;
AXP VP - Managed Fund invests primarily in a combination of common and preferred stocks, convertible securities, bonds and other debt securities; AXP VP - New Dimensions Fund invests primarily in common stocks showing potential for significant growth;
AXP VP - S&P 500 Index  Fund  invests  primarily  in  securities  that are
         expected  to  provide   investment  results  that  correspond  to  the
         performance  of the Standard & Poor's 500  Composite  Price Index (S&P
         500);
AXP VP - Small Cap Advantage Fund invests primarily in equity securities;
AXP VP - Strategy  Aggressive Fund invests primarily in securities of growth companies.
Shares of each Fund are sold through the purchase of a variable annuity contract or life insurance policy.
The  Fund's  significant  accounting  policies  are summarized as follows:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation  of  securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities in all Funds, except AXP VP - Cash Management Fund, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, all securities in AXP VP - Cash Management Fund are valued at amortized cost which approximates market value in order to maintain a constant net asset value of $1 per share.

Option  transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds, except AXP VP - Cash Management Fund, may buy and sell put and call options and write covered call options on portfolio securities and write cash-secured puts. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures  transactions
To gain exposure to or protect itself from market changes, the Funds, except AXP VP - Cash Management Fund, may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Foreign  currency  translations  and  foreign  currency  contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Funds, except AXP VP - Cash Management Fund, may enter into forward foreign currency exchange contracts for operational purposes. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation and/or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of Aug. 31, 2000, investments in securities for AXP VP - Bond Fund, AXP VP - Extra Income Fund, AXP VP - Global Bond Fund and AXP VP - Strategy Aggressive Fund included issues that are illiquid which these Funds currently limit to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Aug. 31, 2000, was $10,772,854, $15,906,765, $951,147 and
$122,410,159 representing 0.73%, 2.68%, 0.54% and 2.92% of net assets for AXP VP
- Bond Fund, AXP VP - Extra Income Fund, AXP VP - Global Bond Fund and AXP VP - Strategy Aggressive Fund, respectively. According to the board guidelines certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by AXP VP - Bond Fund and AXP VP - Managed Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations and they may affect the Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its commitment. As of Aug. 31, 2000, AXP VP - Bond Fund, and AXP VP - Managed Fund had entered into outstanding when-issued or forward commitments of $14,956,250, and $47,945,486, respectively.

Federal taxes
Each Fund's  policy is to comply with all sections of the Internal  Revenue
Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the Variable Accounts. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the timing and amount of market discount recognized as ordinary income, foreign tax credits and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Funds.

On the  statements  of  assets  and  liabilities,  as a result  of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to additional paid-in-capital by the following:
                                      AXP VP -    AXP VP -      AXP VP -
                                     Blue Chip     Bond         Capital
                                    Advantage      Fund        Resources
                                       Fund                      Fund
Accumulated net realized gain (loss)   $--     $(1,365,737)     $(61,480)
Undistributed net investment income    586      (1,365,737)    1,394,113
                                       ---      ----------     ---------
Additional paid-in capital
reduction (increase)                  $586            $--     $1,332,633
                                      ----      ----------    ----------

                                      AXP VP -    AXP VP -      AXP VP -
                                       Cash      Diversified    Emerging
                                    Management     Equity       Markets
                                       Fund        Fund         Fund
Accumulated net realized gain (loss    $--         $466           $391
Undistributed net investment income     --          936          6,979
                                      ----          ---          -----
Additional paid-in capital
reduction (increase)                   $--         $470         $6,588
                                      ----         ----         ------

                                       AXP VP -    AXP VP -     AXP VP
                                    Extra Income   Federal     Global Bond
                                        Fund       Income        Fund
                                                   Fund
Accumulated net realized gain (loss) $(602,378)      $--      $(2,639,152)
Undistributed net investment income    602,378     2,307       (2,639,152)
                                       -------     -----       ----------
Additional paid-in capital
reduction (increase)                       $--    $2,307              $--
                                       -------    ------        ---------

                                      AXP VP -     AXP VP -      AXP VP -
                                      Growth     International   Managed
                                       Fund         Fund          Fund
Accumulated net realized gain (loss)    $--      $7,976,055      $307,514
Undistributed net investment income   88,265     (7,841,892)      307,514
                                      ------     ----------       -------
Additional paid-in capital
reduction (increase)                 $88,265       $134,163           $--
                                     -------       --------       -------

                                      AXP VP -     AXP VP -       AXP VP -
                                        New        S&P 500       Small Cap
                                    Dimensions       Index       Advantage
                                        Fund         Fund          Fund
Accumulated net realized gain (loss  $66,197          $--        $(31,216)
Undistributed net investment income   66,197        3,799          31,839
                                      ------        -----          ------
Additional paid-in capital
reduction (increase)                     $--       $3,799            $623
                                      ------        -----            ----

                                                                AXP VP -
                                                                Strategy
                                                               Aggressive
                                                                  Fund
Accumulated net realized gain (loss)                            $168,342
Undistributed net investment income                             (168,342)
                                                                --------
Additional paid-in capital reduction (increase)                     $--
                                                                --------

Dividends
As of Aug. 31, 2000, dividends declared for each Fund payable Sept. 1, 2000 are as follows:

Fund                                                Amount per share
 AXP VP - Blue Chip Advantage Fund                      $0.010
 AXP VP - Bond Fund                                      0.060
 AXP VP - Capital Resource Fund                          0.000
 AXP VP - Cash Management Fund                           0.005
 AXP VP - Diversified Equity Income Fund                 0.027
 AXP VP - Emerging Markets Fund                          0.000
 AXP VP - Extra Income Fund                              0.075
 AXP VP - Federal Income Fund                            0.048
 AXP VP - Global Bond Fund                               0.032
 AXP VP - Growth Fund                                    0.000
 AXP VP - International Fund                             0.000
 AXP VP - Managed Fund                                   0.127
 AXP VP - New Dimensions Fund                            0.007
 AXP VP - S&P 500 Index Fund                             0.013
 AXP VP - Small Cap Advantage Fund                       0.000
 AXP VP - Strategy Aggressive Fund                       0.000

Distributions to the Variable Accounts are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed monthly for AXP VP Bond, AXP VP - Cash Management, AXP VP - Extra Income, AXP VP - Federal Income and AXP VP - Global Bond Funds and declared and distributed quarterly, when available, for AXP VP - Blue Chip Advantage, AXP VP
- Capital Resource, AXP VP - Diversified Equity Income, AXP VP - Emerging Markets, AXP VP - Growth, AXP VP - International, AXP VP - Managed, AXP VP - New Dimensions, AXP VP - S&P 500 Index, AXP VP - Small Cap Advantage and AXP VP - Strategy Aggressive Funds. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES

The Funds have an Investment Management Agreement with IDS Life for managing investments, record keeping and other services that are based solely on the assets of each Fund. The management fee is a percentage of each Fund's average daily net assets in reducing percentages annually as follows:
Fund                                                    Percentage Range
 AXP VP - Blue Chip Advantage Fund                       0.560% to 0.470%
 AXP VP - Bond Fund                                      0.610% to 0.535%
 AXP VP - Capital Resource Fund                          0.630% to 0.570%
 AXP VP - Cash Management Fund                           0.510% to 0.440%
 AXP VP - Diversified Equity Income Fund                 0.560% to 0.470%
 AXP VP - Emerging Markets Fund                          1.170% to 1.095%
 AXP VP - Extra Income Fund                              0.620% to 0.545%
 AXP VP - Federal Income Fund                            0.610% to 0.535%
 AXP VP - Global Bond Fund                               0.840% to 0.780%
 AXP VP - Growth Fund                                    0.630% to 0.570%
 AXP VP - International Fund                             0.870% to 0.795%
 AXP VP - Managed Fund                                   0.630% to 0.550%
 AXP VP - New Dimensions Fund                            0.630% to 0.570%
 AXP VP - S&P 500 Index Fund                               0.29% to 0.26%
 AXP VP - Small Cap Advantage Fund                       0.790% to 0.650%
 AXP VP - Strategy Aggressive Fund                       0.650% to 0.575%

For AXP VP - Blue Chip Advantage Fund, AXP VP - Diversified Equity Income Fund, AXP VP - Growth Fund and AXP VP - Small Cap Advantage Fund beginning February 2000 the fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of the Fund to the Lipper Large-Cap Core Index for AXP VP - Blue Chip Advantage Fund, the Lipper Equity Income Funds Index for AXP VP - Diversified Equity Income Fund, the Lipper Large-Cap Growth Index for AXP VP - Growth Fund and the Lipper Small-Cap Core Funds Index for AXP VP - Small Cap Advantage Fund. The maximum adjustment is 0.08% for AXP VP - Blue Chip Advantage Fund and AXP VP - Diversified Equity Income Fund and 0.12% for AXP VP - Growth Fund and AXP VP - Small Cap Advantage Fund of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $997 and $4,367 for AXP VP - Blue Chip Advantage Fund and AXP VP - Small Cap Advantage Fund, respectively, for the year ended Aug. 31, 2000. The adjustment increased the fee by $139 and $11,713 for AXP VP - Diversified Equity Income Fund and AXP VP - Growth Fund, respectively, for the year ended Aug. 31, 2000.

For AXP VP - Emerging Markets Fund the fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of the Fund to the Lipper Emerging Markets Fund Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The first adjustment will be made in Dec. 1, 2000.

IDS Life, in turn, pays to AEFC a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP VP - International Fund and AXP VP - S&P 500 Index Fund and 0.25% for each remaining Fund. In addition to paying its own management fee, brokerage commissions, taxes and costs of certain legal services, each Fund will reimburse IDS Life an amountequal to the cost of certain expenses incurred and paid by IDS Life in connection with each Fund's operations. The Funds also pay custodian fees to American Express Trust Company, an affiliate of IDS Life. The reimbursement paid by AXP VP - Cash Management Fund will be limited to 0.25% of the Fund's average daily net assets. AEFC has Sub-investment Advisory Agreements with American Express Asset Management International Inc. (International), a wholly-owned subsidiary of AEFC and Kenwood Capital Management LLC, an indirect subsidiary of AEFC.

The Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:
Fund                                                     Percentage Range
 AXP VP - Blue Chip Advantage Fund                       0.040% to 0.020%
 AXP VP - Bond Fund                                      0.050% to 0.025%
 AXP VP - Capital Resource Fund                          0.050% to 0.030%
 AXP VP - Cash Management Fund                           0.030% to 0.020%
 AXP VP - Diversified Equity Income Fund                 0.040% to 0.020%
 AXP VP - Emerging Markets Fund                            0.10% to 0.05%
 AXP VP - Extra Income Fund                              0.050% to 0.025%
 AXP VP - Federal Income Fund                            0.050% to 0.025%
 AXP VP - Global Bond Fund                               0.060% to 0.040%
 AXP VP - Growth Fund                                    0.050% to 0.030%
 AXP VP - International Fund                             0.060% to 0.035%
 AXP VP - Managed Fund                                   0.040% to 0.020%
 AXP VP - New Dimensions Fund                            0.050% to 0.030%
 AXP VP - S&P 500 Index Fund                             0.080% to 0.065%
 AXP VP - Small Cap Advantage Fund                       0.060% to 0.035%
 AXP VP - Strategy Aggressive Fund                       0.060% to 0.035%

A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

Effective Sept. 21, 1999, the Funds have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

Through April 30, 2001, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of the Fund's average daily net assets:
Fund                                                  Percentage
 AXP VP - Emerging Markets Fund                          1.750%
 AXP VP - S&P 500 Index Fund                             0.495%

Through Aug. 31, 2001,  IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of the Fund's average daily net assets as follows:
Fund                                                  Percentage
 AXP VP - Blue Chip Advantage Fund                       0.950%
 AXP VP - Diversified Equity Income Fund                 0.950%
 AXP VP - Federal Income Fund                            0.875%
 AXP VP - Growth Fund                                    0.950%
 AXP VP - Small Cap Advantage Fund                       1.225%

During the year ended Aug. 31, 2000, the Funds' custodian fees were reduced as a result of earnings credits from overnight cash balances as follows:
Fund                                                   Reduction
 AXP VP - Blue Chip Advantage Fund*                        $8
 AXP VP - Bond Fund                                        60
 AXP VP - Capital Resource Fund                           772
 AXP VP - Cash Management Fund                             18
 AXP VP - Diversified Equity Income Fund*                 190
 AXP VP - Emerging Markets Fund**                          --
 AXP VP - Extra Income Fund                                51
 AXP VP - Federal Income Fund*                            202
 AXP VP - Global Bond Fund                                654
 AXP VP - Growth Fund*                                    268
 AXP VP - International Fund                            1,990
 AXP VP - Managed Fund                                     39
 AXP VP - New Dimensions Fund                              96
 AXP VP - S&P 500 Index Fund**                             --
 AXP VP - Small Cap Advantage Fund*                       132
 AXP VP - Strategy Aggressive Fund                        645

 * For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
** For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.


3. SECURITIES TRANSACTIONS

For the year ended Aug. 31, 2000, cost of purchases and proceeds from sales of securities aggregated, respectively, $4,685,972,967 and $4,592,147,756 for AXP VP - Cash Management Fund. Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund are as follows:
Fund                                           Purchases              Proceeds
 AXP VP - Blue Chip  Advantage  Fund*         $133,250,828          $74,128,292
 AXP VP - Bond Fund                          1,072,925,862        1,262,841,597
 AXP VP - Capital  Resource  Fund            2,963,682,227        3,633,243,567
 AXP VP - Diversified Equity Income  Fund*      25,816,616            5,970,370
 AXP VP - Emerging  Markets  Fund**              3,494,687            1,741,991
 AXP VP - Extra Income Fund                    376,211,143          353,594,044
 AXP VP - Federal Income Fund*                  40,101,938           13,824,319
 AXP VP - Global Bond Fund                      87,724,371          102,010,605
 AXP VP - Growth Fund*                         173,826,109           12,962,761
 AXP VP - International  Fund                2,754,304,190        2,837,706,294
 AXP VP - Managed  Fund                      2,448,060,601        2,863,753,065
 AXP VP - New  Dimensions  Fund              2,020,506,337        1,220,907,436
 AXP VP - S&P 500 Index Fund**                  16,581,123            6,899,374
 AXP VP - Small Cap Advantage*                  45,625,686           23,312,490
 AXP VP - Strategy Aggressive Fund           4,540,747,671        4,479,238,361

Net realized gains and losses on investment sales are determined on an identified cost basis. Brokerage commissions paid to brokers affiliated with IDS Life for the year ended Aug. 31, 2000 are as follows:
Fund                                             Amount paid
 AXP VP - Blue Chip Advantage Fund*                   $183
 AXP VP - Capital Resource Fund                    800,594
 AXP VP - Diversified Equity Income Fund*               87
 AXP VP - Growth Fund*                                 132
 AXP VP - Managed Fund                             172,988
 AXP VP - New Dimensions Fund                       68,268
 AXP VP - Small Cap Advantage Fund*                  1,188
 AXP VP - Strategy Aggressive Fund                 198,000

 * For the period from Sept. 15, 1999 (date the Fund became available) through Aug. 31, 2000.
** For the period from May 1, 2000 (date the Fund became available) through Aug. 31, 2000.

4. FOREIGN CURRENCY CONTRACTS
As of Aug. 31, 2000, AXP VP - Emerging Markets Fund, AXP VP - Global Bond Fund and AXP VP - International Fund had entered into foreign currency exchange contracts that obligate the Funds to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

AXP VP - Emerging Markets Fund
Exchange date     Currency to    Currency to   Unrealized     Unrealized
                  be delivered   be received   appreciation   depreciation
Sept. 1, 2000    1,686,525,000     2,577           $1             $--
                  Turkish Lira   U.S. Dollar
Sept. 5, 2000           50,453     7,250           14              --
            South African Rand   U.S. Dollar
Sept. 5, 2000           40,489     5,815            8              --
            South African Rand   U.S. Dollar      ----            ----
                                                  $23             $--
                                                  ----            ----
AXP VP - Global Bond Fund
Exchange date     Currency to    Currency to    Unrealized     Unrealized
                  be delivered   be received    appreciation   depreciation
Sept. 11, 2000     190,000,000     1,758,608        $--          $24,925
                  Japanese Yen    U.S. Dollar
Sept. 18, 2000       2,020,000     1,368,805         --            1,392
               Canadian Dollar    U.S. Dollar
Sept. 25, 2000       2,716,000     1,590,625       21,067            --
             Australian Dollar    U.S. Dollar
Oct. 11, 2000      110,000,000     1,041,647        3,687            --
                  Japanese Yen    U.S. Dollar     -------        -------
                                                  $24,754        $26,317
                                                  -------        -------
AXP VP - International Fund
Exchange date     Currency to     Currency to   Unrealized     Unrealized
                  be delivered    be received   appreciation   depreciation
Sept. 1, 2000   460,326,879,600     703,326         $279           $--
                   Turkish Lira   U.S. Dollar
Sept. 1, 2000         1,737,840   1,181,120          --           19,311
                    U.S. Dollar   British Pound
Sept. 5, 2000           909,479     625,889        1,189           --
                    U.S. Dollar   British Pound   ------         -------
                                                  $1,468         $19,311
                                                  ------         -------
5. LENDING OF PORTFOLIO SECURITIES
Presented below is information regarding securities on loan as of Aug.31, 2000.
                                          AXP VP -    AXP VP -     AXP VP -
                                            Bond      Capital    International
                                            Fund      Resource     Fund
                                                        Fund
Value of securities on loan to brokers  $65,253,000 $54,992,700  $76,973,325
                                        ----------- -----------  -----------
Collateral received for securities loaned:
Cash                                    $16,068,750 $56,700,000  $78,572,200
U.S. government securities, at value     50,255,840          --           --
                                         ----------  ----------   ----------
Total collateral received
for securities loaned                   $66,324,590 $56,700,000  $78,572,200
                                        ----------- -----------  -----------

                                                   AXP VP -      AXP VP -
                                                   Managed       Strategy
                                                    Fund         Aggressive
                                                                   Fund
Value of securities on loan to brokers           $181,326,703  $228,418,633
Collateral received for securities loaned:
Cash                                              $67,330,600  $170,440,800
U.S. government securities, at value              119,075,048    54,796,603
Total collateral received for securities loaned  $186,405,648  $225,237,403

As of Aug. 31, 2000, due to fluctuating market conditions, AXP VP - Strategy Aggressive requested additional collateral which was received on Sept. 1, 2000. Income from securities lending amounted to $63,656, $324,442, $51, $803,563, $583,941, $27,747 and $1,580,894 for AXP VP - Bond Fund, AXP VP - Capital Resource Fund, AXP VP - Global Bond Fund, AXP VP - International Fund, AXP VP Managed Fund, AXP VP - New Dimensions Fund and AXP VP - Strategy Aggressive Fund, respectively, for the year ended Aug. 31, 2000.

The risks to each Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                               Year ended Aug. 31, 2000
                                            AXP VP -    AXP VP -    AXP VP -
                                           Blue Chip     Bond       Capital
                                           Advantage     Fund      Resource
                                            Fund*                    Fund

Sold                                       6,275,074  11,026,927    4,592,964
Issued for reinvested distributions            4,449  10,298,958   17,347,021
Redeemed                                    (343,649)(44,391,780) (25,202,471)
                                            -------- -----------  -----------
Net increase (decrease)                    5,935,874 (23,065,895)  (3,262,486)
                                           --------- -----------   ----------

                                              Year ended Aug. 31, 2000
                                          AXP VP -      AXP VP -    AXP VP -
                                          Cash        Diversified   Emerging
                                          Management    Equity      Markets**
                                          Fund       Income* Fund   Fund
Sold                                   1,024,333,621  2,417,294    340,753
Issued for reinvested distributions       37,096,618     10,531        447
Redeemed                                (968,288,266)  (361,943)  (257,573)
                                        ------------   --------   --------
Net increase (decrease)                   93,141,973  2,065,882     83,627
                                        ------------   --------   --------

                                             Year ended Aug. 31, 2000
                                         AXP VP -   AXP VP -    AXP VP -
                                         Extra      Federal     Global
                                         Income     Income      Bond
                                         Fund       Fund*       Fund
Sold                                   13,576,569  5,203,078  2,860,750
Issued for reinvested distributions     7,037,448    126,391    572,040
Redeemed                              (16,917,745)(2,604,643)(4,516,817)
                                      ----------- ---------- ----------
Net increase (decrease)                 3,696,272  2,724,826 (1,084,027)
                                      ----------- ---------- ----------

                                             Year ended Aug. 31, 2000
                                         AXP VP -    AXP VP -     AXP VP -
                                         Growth   International   Managed
                                          Fund*       Fund        Fund
Sold                                  14,684,400  18,042,152    9,538,432
Issued for reinvested distributions        2,031  20,912,028   16,977,247
Redeemed                                (413,358)(26,969,794) (43,382,143)
                                        -------- -----------  -----------
Net increase (decrease)               14,273,073  11,984,386  (16,866,464)
                                      ----------  ----------  -----------

                                              Year ended Aug. 31, 2000
                                         AXP VP -     AXP VP -     AXP VP -
                                           New        S&P 500     Small Cap
                                       Dimensions     Index**     Advantage*
                                          Fund         Fund       Fund
Sold                                    38,564,707  1,060,656  2,832,461
Issued for reinvested distributions      1,934,546      1,955      5,023
Redeemed                                (5,751,240)   (38,184)  (665,949)
                                        ----------    -------   --------
Net increase (decrease)                 34,748,013  1,024,427  2,171,535
                                        ----------  ---------  ---------

                                             Year ended Aug. 31, 2000
                                                        AXP VP -
                                                       Strategy
                                                      Aggressive
                                                         Fund
Sold                                                   14,937,839
Issued for reinvested distributions                    13,299,832
Redeemed                                              (18,755,998)
                                                      -----------
Net increase (decrease)                                 9,481,673
                                                        ---------

                                              Year ended Aug. 31, 1999
                                           AXP VP -    AXP VP -   AXP VP -
                                            Bond       Capital     Cash
                                            Fund       Resource  Management
                                                        Fund       Fund
Sold                                     9,705,292   2,571,389  603,415,090
Issued for reinvested distributions     12,224,882  14,021,994   25,544,144
Redeemed                               (23,348,532)(20,385,941)(367,169,580)
                                       ----------- ----------- ------------
Net increase (decrease)                 (1,418,358) (3,792,558) 261,789,654
                                        ----------  ----------  -----------

                                              Year ended Aug. 31, 1999
                                          AXP VP -    AXP VP -   AXP VP -
                                          Extra       Global  International
                                          Income      Bond       Fund
                                          Fund        Fund
Sold                                    9,758,757  2,510,601   12,212,960
Issued for reinvested distributions     7,511,830    981,534    1,096,574
Redeemed                               (3,462,581)(1,593,306) (26,524,212)
                                       ---------- ----------  -----------
Net increase (decrease)                13,808,006  1,898,829  (13,214,678)
                                       ----------  ---------  -----------

                                              Year ended Aug. 31, 1999
                                         AXP VP -     AXP VP -   AXP VP -
                                          Managed       New      Strategy
                                           Fund     Dimensions  Aggressive
                                                       Fund       Fund
Sold                                    6,954,626  42,053,242   4,611,926
Issued for reinvested distributions    31,767,507     669,065  11,423,262
Redeemed                              (26,684,346) (2,661,999)(25,418,985)
                                      -----------  ---------- -----------
Net increase (decrease)                12,037,787  40,060,308  (9,383,797)
                                       ----------  ----------  ----------

 * For the period from Sept. 15, 1999 (date the Fund became available) to Aug. 31, 2000.
** For the period from May 1, 2000 (date the Fund became available) to Aug. 31, 2000.

7. FUTURES CONTRACTS
As of  Aug.  31,  2000,  AXP VP - Blue  Chip  Advantage  Fund's  investments  in securities included securities valued at $531,727 that were pledged as collateral to cover initial margin deposits on 67 open purchase stock index contracts. The market value of the open purchase contracts as of Aug. 31, 2000 was $5,101,745 with a net unrealized gain of $68,902. See "Summary of significant accounting policies."

As of Aug. 31, 2000, AXP VP - Federal Income Fund's investments in securities included securities valued at $52,055 that were pledged as collateral to cover initial margin deposits on 10 open sale interest rate contracts. The market value of the open sale contracts as of Aug. 31, 2000 was $1,001,563 with a net unrealized loss of $24,416. See "Summary of significant accounting policies."

As of Aug. 31, 2000, AXP VP - Small Cap Advantage Fund's investments in securities included securities valued at $194,675 that were pledged as collateral to cover initial margin deposits on 2 open purchase stock index contracts. The market value of the open purchase contracts as of Aug. 31, 2000 was $537,050 with a net unrealized gain of $32,541. See "Summary of significant accounting policies."

As of Aug. 31, 2000, AXP VP - Strategy Aggressive Fund's investments in securities included securities valued at $23,730,125 that were pledged as collateral to cover initial margin deposits on 457 open purchase stock index contracts. The market value of the open purchases contracts as of Aug. 31, 2000 was $187,973,300 with a net unrealized gain of $9,979,732. See "Summary of significant accounting policies."

8. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written by AXP VP - Capital Resource Fund during the year ended Aug. 31, 2000 are as follows:
                                                Calls
                                          Contracts     Premium
Balance Aug. 31, 1999                         --            $--
Opened                                     1,375      1,064,277
Closed or expired                         (1,100)      (334,814)
Exercised                                   (275)      (729,463)
                                            ----       --------
Balance Aug. 31, 2000                         --            $--
                                            ----       --------

See "Summary of significant accounting policies."

Contracts and premium amounts associated with options contracts written by AXP VP - Managed Fund during the year ended Aug. 31, 2000 are as follows:
                                  Calls                    Puts
                           Contracts  Premium      Contracts  Premium
Balance Aug. 31, 1999         --         $--         2,500    $1,198,710
Opened                     43,000    10,028,696         --            --
Closed or expired         (11,450)   (1,655,305)    (2,500)   (1,198,710)
Exercised                 (13,850)   (3,883,957)        --            --
                          -------    ----------    ---------  ----------
Balance Aug. 31, 2000      17,700    $4,489,434         --           $--
                           ------    ----------    ---------  ----------
See "Summary of significant accounting policies."

Contracts and premium amounts associated with options contracts written by AXP VP - New Dimensions Fund during the year ended Aug. 31, 2000 are as follows:
                                                             Puts
                                                      Contracts  Premium
Balance Aug. 31, 1999                                     --       $--
Opened                                                   775     135,625
Closed or expired                                       (775)   (135,625)
Exercised                                                 --        --
                                                       --------  --------
Balance Aug. 31, 2000                                     --       $--
                                                       --------  --------

See "Summary of significant accounting policies."

Contracts and premium amounts associated with options contracts written by AXP VP - Strategy Aggressive Fund during the year ended Aug. 31, 2000 are as follows:
                                       Calls                  Puts
                               Contracts  Premium      Contracts  Premium
Balance Aug. 31, 1999            --         $--           4,450    $1,299,571
Opened                         24,590    9,890,102       24,635    16,550,796
Closed or expired             (16,350)  (5,437,684)     (23,344)  (13,765,240)
Exercised                      (7,640)  (4,349,222)      (3,091)   (1,488,437)
                               ------   ----------       ------    ----------
Balance Aug. 31, 2000             600     $103,196        2,650    $2,596,690
                               ------     --------        -----    ----------

See "Summary of significant accounting policies."

9. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, capital loss carry-overs were as follows as of Aug. 31, 2000:
Fund                                     Carry-over   Expiration Date
AXP VP - Blue Chip Advantage Fund          $704,838     2008-2009
AXP VP - Bond Fund                      109,785,185     2007-2009
AXP VP - Diversified Equity Income Fund     246,277     2008-2009
AXP VP - Emerging Markets Fund               31,298          2008
AXP VP - Extra Income Fund               63,864,460     2007-2009
AXP VP - Federal Income Fund                 40,242          2009
AXP VP - Global Bond Fund                 5,884,313     2007-2009
AXP VP - Growth Fund                      2,021,300     2008-2009
AXP VP - Small Cap Advantage Fund            13,691          2009

It is unlikely the board will authorize a distribution of any net realized gain for a Fund until its capital loss carry-over has been offset or expires.

10. Financial Highlights
The tables below show certain important financial information for evaluating each Fund's results.

AXP VP - Blue Chip Advantage Fund

Fiscal period ended Aug. 31,

Per share income and capital changesa
                                                 2000b
Net asset value, beginning of period             $9.78
                                                 -----
Income from investment operations:
Net investment income (loss)                       .02
Net gains (losses) (both realized and unrealized) 1.85
                                                  ----
Total from investment operations                  1.87
                                                  ----
Less distributions:
Dividends from net investment income              (.03)
                                                  ----
Net asset value, end of period                  $11.62
                                                ------

 Ratios/supplemental data
Net assets, end of period (in millions)            $71
                                                   ---
Ratio of expenses to average daily net assetsc    .95%d,e
                                                  ---
Ratio of net  investment income  (loss) to
  average  daily  net  assets                     .34%d
                                                  ---
Portfolio  turnover  rate
(excluding short-term securities)                 226%
                                                  ---
Total returnf                                   19.13%
                                                -----

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b For the period from Sept. 15, 1999 (date the Fund became  available)
  to Aug. 31, 2000.
c Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.96% for the period ended Aug. 31, 2000.
f Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Bond Fund

Fiscal period ended Aug. 31,

Per share income and capital changesa
                                              2000              1999             1998              1997              1996
Net asset value, beginning of period         $10.56            $11.08           $11.99            $11.54            $11.58
                                             ------            ------           ------            ------            ------
Income from investment operations:
Net investment income (loss)                    .75               .79              .88               .85               .88
Net gains (losses)
(both realized and unrealized)                 (.27)             (.52)            (.68)              .52              (.07)
                                               ----              ----             ----               ---              ----
Total from investment operations                .48               .27              .20              1.37               .81
                                                ---               ---              ---              ----               ---
Less distributions:
Dividends from net investment income           (.75)             (.77)            (.85)             (.84)             (.85)
Distributions from realized gains                --              (.02)            (.26)             (.07)               --
Excess distributions from realized gains         --                --               --              (.01)               --
                                               ----              ----             ----              ----              ----
Total distributions                            (.75)             (.79)           (1.11)             (.92)             (.85)
                                               ----              ----            -----              ----              ----
Net asset value, end of period               $10.29            $10.56           $11.08            $11.99            $11.54
                                             ------            ------           ------            ------            ------

 Ratios/supplemental data
Net assets, end of period (in millions)      $1,468            $1,750           $1,852            $1,923            $1,912
                                             ------            ------           ------            ------            ------
Ratio of expenses to average
daily net assetsb                              .79%              .68%             .67%              .68%              .68%
                                               ---               ---              ---               ---                ---
Ratio of net investment income (loss)
 to average daily net assets                  7.30%             7.22%            7.39%             7.18%             7.47%
                                              ----              ----             ----              ----              ----
Portfolio turnover rate
(excluding short-term securities)               70%               68%              48%               73%               56%
                                                --                --               --                --                --
Total returnc                                 4.69%             2.40%            1.54%            12.24%             5.82%
                                               ----              ----             ----             -----              ----

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings  credits on cash balances.
c Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Capital Resource Fund
Fiscal period ended Aug. 31,

Per share income and capital changesa
                                              2000              1999             1998              1997              1996
Net asset value, beginning of period         $34.62            $26.80           $27.97            $25.57            $24.42
                                             ------            ------           ------            ------            ------
Income from investment operations:
Net investment income (loss)                    .01               .06              .11               .16               .30
Net gains (losses)
(both realized and unrealized)                 6.20             10.28             (.54)             6.45              1.22
                                               ----             -----             ----              ----              ----
Total from investment operations               6.21             10.34             (.43)             6.61              1.52
                                               ----             -----             ----              ----              ----
Less distributions:
Dividends from net investment income           (.01)             (.06)            (.11)             (.15)             (.29)
Distributions from realized gains             (3.61)            (2.46)            (.63)            (4.05)             (.07)
Excess distributions from realized gains         --                --               --              (.01)             (.01)
                                               ----              ----             ----              ----              ----
Total distributions                           (3.62)            (2.52)            (.74)            (4.21)             (.37)
                                              -----             -----             ----             -----              ----
Net asset value, end of period               $37.21            $34.62           $26.80            $27.97            $25.57
                                             ------            ------           ------            ------            ------

 Ratios/supplemental data
Net assets, end of period (in millions)      $5,920            $5,621           $4,453            $4,867            $4,372
                                             ------            ------           ------            ------            ------
Ratio of expenses to average daily net assetsb .77%              .66%             .66%              .67%              .68%
                                               ---               ---              ---               ---               ---
Ratio of net investment income (loss)
to average daily net assets                   (.02%)             .17%             .34%              .61%             1.15%
                                              ----               ---              ---               ---              ----
Portfolio turnover rate
(excluding short-term securities)               52%               56%              68%              110%              131%
                                                --                --               --               ---               ---
Total returnc                                19.26%            40.12%           (1.67%)           28.47%             6.15%
                                             -----             -----            -----             -----              ----

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings  credits on cash balances.
c Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Cash Management Fund
Fiscal period ended Aug. 31,

Per share income and capital changesa
                                               2000              1999             1998              1997              1996
Net asset value, beginning of period          $1.00             $1.00            $1.00             $1.00             $1.00
                                              -----             -----            -----             -----             -----
Income from investment operations:
Net investment income (loss)                    .05               .05              .05               .05               .05
                                                ---               ---              ---               ---               ---
Less distributions:
Dividends from net investment income           (.05)             (.05)            (.05)             (.05)             (.05)
                                               ----              ----             ----              ----              ----
Net asset value, end of period                $1.00             $1.00            $1.00             $1.00             $1.00
                                              -----             -----            -----             -----             -----

Ratios/supplemental data
Net assets, end of period (in millions)        $783              $690             $428              $421              $288
                                               ----              ----             ----              ----              ----
Ratio of expenses to average daily net assetsb .68%              .56%             .57%              .57%              .56%
                                               ---               ---              ---               ---               ---
Ratio of net investment income (loss)
to average daily net assets                   5.38%             4.60%            5.13%             4.97%             5.02%
                                              ----              ----             ----              ----              ----
Total returnc                                 5.52%             4.72%            5.25%             5.05%             5.15%
                                              ----              ----             ----              ----              ----

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings  credits on cash balances.
c Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Diversified Equity Income Fund
Fiscal period ended Aug. 31,

Per share income and capital changesa
                                                   2000b
Net asset value, beginning of period               $9.76
                                                   -----
Income from investment operations:
Net investment income (loss)                         .10
Net gains (losses) (both realized and unrealized)    .30
                                                     ---
Total from investment operations                     .40
                                                     ---
Less distributions:
Dividends from net investment income                (.11)
                                                    ----
Net asset value, end of period                    $10.05
                                                  ------

 Ratios/supplemental data
Net assets, end of period (in millions)              $23
                                                     ---
Ratio of expenses to average daily net assetsc      .95%d,e
                                                     ---
Ratio of net  investment income  (loss)
to  average  daily  net  assets                    1.42%d
                                                    ----
Portfolio  turnover  rate
(excluding short-term securities)                    53%
                                                     ---
Total returnf                                      4.21%
                                                   -----

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b For the period from Sept. 15, 1999 (date the Fund became  available)
  to Aug. 31, 2000.
c Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.49% for the period ended
  Aug. 31, 2000. f Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Emerging Markets Fund
Fiscal period ended Aug. 31,

Per share income and capital changesa
                                                  2000b
Net asset value, beginning of period             $10.23
                                                 ------
Income from investment operations:
Net investment income (loss)                       (.01)
Net gains (losses) (both realized and unrealized)  (.60)
                                                   ----
Total from investment operations                   (.61)
                                                   ----
Less distributions:
Tax return of capital                              (.01)
                                                   ----
Net asset value, end of period                    $9.61
                                                  -----

Ratios/supplemental data
Net assets, end of period (in millions)              $6
                                                     --
Ratio of expenses to average daily net assetsc    1.69%d,e
                                                  -----
Ratio of net investment income
(loss)  to  average  daily net  assets            (.36%)d
                                                  -----
Portfolio  turnover  rate
(excluding short-term securities)                   37%
                                                    --
Total returnf                                    (6.03%)
                                                 ------

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b For the period from May 1, 2000 (date the Fund  became  available)
  to Aug.  31, 2000.
c Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 2.42% for the period ended
  Aug. 31, 2000.
f Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Extra Income Fund
Fiscal period ended Aug. 31,

Per share income and capital changesa
                                              2000              1999             1998              1997              1996b
Net asset value, beginning of period          $8.75             $9.54           $10.39             $9.77            $10.00
                                              -----             -----           ------             -----            ------
Income from investment operations:
Net investment income (loss)                    .85               .92              .95               .88               .18
Net gains (losses)
(both realized and unrealized)                 (.99)             (.69)            (.80)              .62              (.23)
                                               ----              ----             ----               ---              ----
Total from investment operations               (.14)              .23              .15              1.50              (.05)
                                               ----               ---              ---              ----              ----
Less distributions:
Dividends from net investment income           (.85)             (.92)            (.95)             (.88)             (.18)
Distributions from realized gains                --              (.10)            (.05)               --                --
                                                ----             ----             ----              ----              ----
Total distributions                            (.85)            (1.02)           (1.00)             (.88)             (.18)
                                               ----             -----            -----              ----              ----
Net asset value, end of period                $7.76             $8.75            $9.54            $10.39             $9.77
                                              -----             -----            -----            ------             -----

Ratios/supplemental data
Net assets, end of period (in millions)        $595              $638             $564              $320               $49
                                               ----              ----             ----              ----               ---
Ratio of expenses to average daily net assetsc .82%              .70%             .69%              .69%             1.53%d
                                               ---               ---              ---               ---              ----
Ratio of net investment income (loss)
to average daily net assets                  10.35%            10.17%            9.21%             8.88%             8.14%d
                                             -----             -----             ----              ----              ----
Portfolio turnover rate
(excluding short-term securities)               63%               50%              66%              104%               22%
                                                --                --               --               ---                --
Total returne                                (1.59%)            2.61%            1.03%            16.80%             (.50%)
                                             -----              ----             ----             -----              ----

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was May 1, 1996.
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Federal Income Fund
Fiscal period ended Aug. 31,

Per share income and capital changesa
                                                        2000b
Net asset value, beginning of period                   $10.02
                                                       ------
Income from investment operations:
Net investment income (loss)                              .51
Net gains (losses) (both realized and unrealized)        (.06)
                                                         ----
Total from investment operations                          .45
                                                          ---
Less distributions:
Dividends from net investment income                     (.52)
                                                         ----
Net asset value, end of period                          $9.95
                                                        -----

 Ratios/supplemental data
Net assets, end of period (in millions)                   $37
                                                          ---
Ratio of expenses to average daily net assetsc           .87%d,e
                                                         ---
Ratio of net  investment income
(loss)  to  average  daily  net  assets                 5.49%d
                                                        ----
Portfolio  turnover  rate
(excluding short-term securities)                         67%
                                                          --
Total returnf                                           4.64%
                                                        ----

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b For the period from Sept. 15, 1999 (date the Fund became  available)
  to Aug. 31, 2000.
c Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.89% for the period ended
  Aug. 31, 2000.
f Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Global Bond Fund
Fiscal period ended Aug. 31,

Per share income and capital changesa
                                                2000              1999             1998              1997              1996b
Net asset value, beginning of period           $9.84            $10.09           $10.32            $10.08            $10.00
                                               -----            ------           ------            ------            ------
Income from investment operations:
Net investment income (loss)                     .32               .55              .60               .51               .12
Net gains (losses)
(both realized and unrealized)                  (.51)             (.29)            (.21)              .14               .07
                                                ----              ----             ----               ---               ---
Total from investment operations                (.19)              .26              .39               .65               .19
                                                ----               ---              ---               ---               ---
Less distributions:
Dividends from net investment income            (.31)             (.51)            (.58)             (.41)             (.11)
Distributions from realized gains                 --                --             (.04)               --                --
                                                ----              ----             ----              ----              ----
Total distributions                             (.31)             (.51)            (.62)             (.41)             (.11)
                                                ----              ----             ----              ----              ----
Net asset value, end of period                 $9.34             $9.84           $10.09            $10.32            $10.08
                                               -----             -----           ------            ------            ------

 Ratios/supplemental data
Net assets, end of period (in millions)         $177              $197             $183              $119               $21
                                                ----              ----             ----              ----               ---
Ratio of expenses to average daily net assetsc 1.07%              .96%             .95%              .97%             1.77%d
                                               ----               ---              ---               ---              ----
Ratio of net investment income (loss
to average daily net assets                    4.81%             5.36%            5.81%             5.66%             4.96%d
                                               ----              ----             ----              ----              ----
Portfolio turnover rate
(excluding short-term securities)                50%               56%              14%               36%                4%
                                                 --                --               --                --                 -
Total returne                                 (1.90%)            2.50%            3.82%             6.47%             2.00%
                                              -----              ----             ----              ----              ----

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was May 1, 1996.
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Growth Fund
Fiscal period ended Aug. 31,

Per share income and capital changesa
                                                 2000b
Net asset value, beginning of period             $9.72
                                                 -----
Income from investment operations:
Net investment income (loss)                        --
Net gains (losses)
(both realized and unrealized)                    3.75
                                                  ----
Total from investment operations                  3.75
                                                  ----
Less distributions:
Tax return of capital                             (.01)
                                                  ----
Net asset value, end of period                  $13.46
                                                ------

 Ratios/supplemental data
Net assets, end of period (in millions)           $195
                                                  ----
Ratio of expenses to average daily net assetsc    .95%d,e
                                                  ----
Ratio of net  investment
income  (loss)  to  average  daily net  assets   (.09%)d
                                                  ----
Portfolio  turnover  rate
(excluding short-term securities)                  17%
                                                   --
Total returnf                                   38.59%
                                                -----

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b For the period from Sept. 15, 1999 (date the Fund became  available) to
  Aug. 31, 2000.
c Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e AEFC Reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.97% for the period ended
  Aug. 31, 2000.
f Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - International Fund
Fiscal period ended Aug. 31,

 Per share income and capital changesa
                                               2000              1999             1998              1997              1996
Net asset value, beginning of period          $17.26            $14.25           $14.09            $13.30            $12.55
                                              ------            ------           ------            ------            ------
Income from investment operations:
Net investment income (loss)                     .06               .12              .14               .18               .20
Net gains (losses)
(both realized and unrealized)                  2.50              3.04              .42              1.06              1.01
                                                ----              ----              ---              ----              ----
Total from investment operations                2.56              3.16              .56              1.24              1.21
                                                ----              ----              ---              ----              ----
Less distributions:
Dividends from net investment income            (.01)             (.07)            (.15)             (.17)             (.44)
Distributions from realized gains              (2.83)             (.08)            (.19)             (.28)             (.02)
Excess distributions from realized gains          --                --             (.06)               --                --
                                                ----              ----             ----              ----              ----
Total distributions                            (2.84)             (.15)            (.40)             (.45)             (.46)
                                               -----              ----             ----              ----              ----
Net asset value, end of period                $16.98            $17.26           $14.25            $14.09            $13.30
                                              ------            ------           ------            ------            ------

 Ratios/supplemental data
Net assets, end of period (in millions)       $2,389            $2,221           $2,023            $2,105            $1,874
                                              ------            ------           ------            ------            ------
Ratio of expenses to average daily net assetsb 1.02%              .94%             .94%              .97%              .96%
                                               ----               ---              ---               ---               ---
Ratio of net investment income (loss)
to average daily net assets                     .27%              .70%             .94%             1.30%             1.28%
                                                ---               ---              ---              ----              ----
Portfolio turnover rate
(excluding short-term securities)               118%              102%              86%               91%               58%
                                                ---               ---               --                --                --
Total returnc                                 14.74%            22.18%            4.09%             9.34%             9.64%
                                              -----             -----             ----              ----              ----

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings  credits on cash balances.
c Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Managed Fund
Fiscal period ended Aug. 31,

Per share income and capital changesa
                                              2000              1999             1998              1997              1996
Net asset value, beginning of period         $18.84            $17.25           $18.87            $16.00            $14.85
                                             ------            ------           ------            ------            ------
Income from investment operations:
Net investment income (loss)                    .47               .50              .49               .46               .46
Net gains (losses)
(both realized and unrealized)                 2.85              3.29             (.12)             3.93              1.15
                                               ----              ----             ----              ----              ----
Total from investment operations               3.32              3.79              .37              4.39              1.61
                                               ----              ----              ---              ----              ----
Less distributions:
Dividends from net investment income           (.48)             (.49)            (.48)             (.45)             (.46)
Distributions from realized gains              (.87)            (1.71)           (1.50)            (1.06)               --
Excess distributions from net investment income  --                --             (.01)             (.01)               --
                                               ----              ----             ----              ----              ----
Total distributions                           (1.35)            (2.20)           (1.99)            (1.52)             (.46)
                                              -----             -----            -----             -----              ----
Net asset value, end of period               $20.81            $18.84           $17.25            $18.87            $16.00
                                             ------            ------           ------            ------            ------

 Ratios/supplemental data
Net assets, end of period (in millions)      $5,223            $5,046           $4,413            $4,445            $3,482
                                             ------            ------           ------            ------            ------
Ratio of expenses to average daily net assetsb .75%              .63%             .64%              .64%              .65%
                                               ---               ---              ---               ---               ---
Ratio of net investment income (loss)
to average daily net assets                   2.37%             2.62%            2.56%             2.65%             2.94%
                                              ----              ----             ----              ----              ----
Portfolio turnover rate
(excluding short-term securities)               49%               44%              50%               72%               85%
                                                --                --               --                --                --
Total returnc                                18.42%            22.98%            1.74%            27.50%            11.01%
                                             -----             -----             ----             -----             -----

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings  credits on cash balances.
c Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - New Dimensions Fund
Fiscal period ended Aug. 31,

 Per share income and capital changesa
                                               2000              1999             1998              1997              1996b
Net asset value, beginning of period          $18.87            $13.29           $12.95             $9.94            $10.00
                                              ------            ------           ------             -----            ------
Income from investment operations:
Net investment income (loss)                     .03               .06              .08               .10               .03
Net gains (losses)
(both realized and unrealized)                  6.34              5.60              .34              3.01              (.06)
                                                ----              ----              ---              ----              ----
Total from investment operations                6.37              5.66              .42              3.11              (.03)
                                                ----              ----              ---              ----              ----
Less distributions:
Dividends from net investment income            (.04)             (.06)            (.08)             (.10)             (.03)
Distributions from realized gains               (.17)             (.02)              --                --                --
                                                ----              ----             ----              ----              ----
Total distributions                             (.21)             (.08)            (.08)             (.10)             (.03)
                                                ----              ----             ----              ----              ----
Net asset value, end of period                $25.03            $18.87           $13.29            $12.95             $9.94
                                              ------            ------           ------            ------             -----

 Ratios/supplemental data
Net assets, end of period (in millions)       $5,564            $3,538           $1,960            $1,307              $171
                                              ------            ------           ------            ------              ----
Ratio of expenses to average daily net assetsc  .78%              .68%             .69%              .72%             1.04%d
                                                ---               ---              ---               ---              ----
Ratio of net investment income (loss)
to average daily net assets                     .15%              .34%             .59%             1.04%             1.69%d
                                                ---               ---              ---              ----              ----
Portfolio turnover rate
(excluding short-term securities)                28%               27%              34%               29%                4%
                                                 --                --               --                --                 -
Total returne                                 34.01%            42.61%            3.19%            31.40%             (.22%)
                                              -----             -----             ----             -----              ----

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was May 1, 1996.
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credit on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


AXP VP - S&P 500 Index Fund

Fiscal period ended Aug. 31,

Per share income and capital changesa
                                                      2000b
Net asset value, beginning of period                 $10.06
                                                     ------
Income from investment operations:
Net investment income (loss)                            .02
Net gains (losses) (both realized and unrealized)       .33
                                                        ---
Total from investment operations                        .35
                                                        ---
Less distributions:
Dividends from net investment income                   (.03)
                                                       ----
Net asset value, end of period                       $10.38
                                                     ------

 Ratios/supplemental data
Net assets, end of period (in millions)                 $21
                                                        ---
Ratio of expenses to average daily net assetsc         .48%d,e
                                                        ---
Ratio of net  investment
income  (loss) to  average  daily  net  assets         .72%d
                                                        ---
Portfolio  turnover  rate
(excluding short-term securities)                       44%
                                                        --
Total returnf                                         3.49%
                                                      ----

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b For the period from May 1, 2000 (date the Fund  became  available)  to
  Aug.  31, 2000.
c Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.57% for the period ended
  Aug. 31, 2000.
f Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Small Cap Advantage Fund
Fiscal period ended Aug. 31,

Per share income and capital changesa
                                                 2000b
Net asset value, beginning of period             $9.90
                                                 -----
Income from investment operations:
Net investment income (loss)                      (.02)
Net gains (losses)
(both realized and unrealized)                    2.78
                                                  ----
Total from investment operations                  2.76
                                                  ----
Less distributions:
Distributions from realized gains                 (.08)
                                                  ----
Net asset value, end of period                  $12.58
                                                ------

 Ratios/supplemental data
Net assets, end of period (in millions)            $31
                                                   ---
Ratio of expenses to average daily net assetsc   1.19%d,e
                                                  ----
Ratio of net investment income
(loss)  to  average  daily net  assets           (.24%)d
                                                  ----
Portfolio  turnover  rate
(excluding short-term securities)                 169%
                                                  ---
Total returnf                                   28.19%
                                                -----

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b For the period from Sept. 15, 1999 (date the Fund became  available) to
  Aug. 31, 2000.
c Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.43% for the period ended
  Aug. 31, 2000.
f Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

AXP VP - Strategy Aggressive Fund
Fiscal period ended Aug. 31,

Per share income and capital changesa
                                              2000              1999             1998              1997              1996
Net asset value, beginning of period         $16.46            $13.10           $17.17            $16.04            $14.44
                                             ------            ------           ------            ------            ------
Income from investment operations:
Net investment income (loss)                    .01               .05              .01               .08               .10
Net gains (losses)
(both realized and unrealized)                13.17              4.36            (2.57)             2.84              1.60
                                              -----              ----            -----              ----              ----
Total from investment operations              13.18              4.41            (2.56)             2.92              1.70
                                              -----              ----            -----              ----              ----
Less distributions:
Dividends from net investment income             --              (.05)            (.01)             (.08)             (.10)
Distributions from realized gains             (1.82)            (1.00)           (1.49)            (1.71)               --
Excess distributions from realized gains         --                --             (.01)               --                --
                                               ----              ----             ----              ----              ----
Total distributions                           (1.82)            (1.05)           (1.51)            (1.79)             (.10)
                                              -----             -----            -----             -----              ----
Net asset value, end of period               $27.82            $16.46           $13.10            $17.17            $16.04
                                             ------            ------           ------            ------            ------

 Ratios/supplemental data
Net assets, end of period (in millions)      $4,197            $2,327           $1,976            $2,427            $1,941
                                             ------            ------           ------            ------            ------
Ratio of expenses to average daily net assetsb .77%              .67%             .66%              .68%              .69%
                                               ---               ---              ---               ---               ---
Ratio of net investment income (loss)
to average daily net assets                    .04%              .31%             .08%              .47%              .65%
                                               ---               ---              ---               ---               ---
Portfolio turnover rate
 (excluding short-term securities)             143%              207%             176%              218%              189%
                                               ---               ---              ---               ---               ---
Total returnc                                84.97%            35.27%          (16.40%)           18.60%            11.82%
                                             -----             -----           ------             -----             -----

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings  credits on cash balances.
c Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

Investments in Securities
AXP VP - Blue Chip Advantage Fund
Aug. 31, 2000

(Percentages represent value of investments compared to net assets)

Common stocks (92.6%)
Issuer                                  Shares         Value(a)

Aerospace & defense (0.5%)
United Technologies                    6,100(d)        $380,869

Airlines (0.5%)
Southwest Airlines                    16,235            367,317

Automotive & related (0.8%)
Ford Motor                            23,853(d)         576,944

Banks and savings & loans (4.6%)
Bank of America                       15,775            844,948
Bank of New York                      12,955            679,328
FleetBoston Financial                 14,836            633,312
Mellon Financial                       9,700            438,925
Wells Fargo                           15,890            686,249
Total                                                 3,282,762

Chemicals (0.4%)
Du Pont (EI) de Nemours                6,900            309,638

Communications equipment & services (6.8%)
Corning                                2,580            846,079
JDS Uniphase                           7,300(b)         909,763
Lucent Technologies                   22,575            943,917
Motorola                              21,355            770,115
Nortel Networks                       12,830(c)       1,046,446
Sycamore Networks                      2,300(b)         315,100
Total                                                 4,831,420

Computer software & services (4.6%)
Microsoft                             24,640(b)       1,720,180
Oracle                                17,515(b)       1,592,770
Total                                                 3,312,950

Computers & office equipment (18.4%)
Cisco Systems                         38,810(b)       2,658,486
Compaq Computer                       26,150            890,734
Computer Sciences                      6,340(b)         501,256
Dell Computer                         21,575(b)         941,209
EMC                                   13,860(b)       1,358,280
First Data                            10,785            514,310
Hewlett-Packard                        8,250            996,188
Intl Business Machines                10,750          1,419,000
Mercury Interactive                    4,500(b)         549,844
Sanmina                                4,800(b)         566,400
Solectron                              9,730(b)         440,891
Sun Microsystems                       6,956(b)         882,977
Veritas Software                       6,210(b)         748,693
Yahoo!                                 5,176(b)         628,884
Total                                                13,097,152

Electronics (5.0%)
Broadcom Cl A                          2,850(b)         712,500
Intel                                 30,260          2,265,717
Linear Technology                      8,600            618,663
Total                                                 3,596,880

Energy (4.9%)
Apache                                 4,000            252,000
Chevron                                8,440            713,180
Exxon Mobil                           20,749          1,693,637
Kerr-McGee                             6,500            410,719
Tosco                                 14,460(d)         441,030
Total                                                 3,510,566

Energy equipment & services (0.9%)
Halliburton                           12,380            656,140

Financial services (6.9%)
Citigroup                             21,013          1,226,653
Fannie Mae                            12,600            677,250
Lehman Brothers Holdings               5,060            733,700
MBNA                                  16,010            565,353
Merrill Lynch                          1,000            145,000
Morgan Stanley, Dean Witter,
Discover & Co                          9,468          1,018,402
Providian Financial                    4,535            521,242
Total                                                 4,887,600

Health care (12.8%)
Allergan                              7,700             563,063
ALZA                                  7,500(b)          567,188
American Home Products                5,630             305,076
Amgen                                10,742(b)          814,377
Baxter Intl                           7,443             619,630
Biogen                                3,600(b)          248,850
Biomet                                9,255             312,935
Genentech                             1,200(b)          228,600
Guidant                               9,300(b)          626,006
Johnson & Johnson                     1,430             131,471
Lilly (Eli)                           1,700(d)          124,100
MedImmune                             6,400(b)          538,400
Medtronic                            11,620             595,525
Merck & Co                            2,900             202,638
Pfizer                               37,315           1,613,873
Pharmacia                            13,088             766,465
Schering-Plough                      10,185             408,673
Watson Pharmaceuticals                7,100(b)          437,981
Total                                                 9,104,851

Health care services (1.1%)
Cardinal Health                       5,250             429,516
HCA-The Healthcare Co                10,600             365,700
Total                                                   795,216

Household products (0.9%)
Colgate-Palmolive                     6,375             324,726
Kimberly-Clark                        4,895             286,358
Total                                                   611,084

Insurance (2.1%)
American Intl Group                  10,187             907,916
Marsh & McLennan                      5,040             598,500
Total                                                 1,506,416

Leisure time & entertainment (0.7%)
Viacom Cl B                          7,238(b)           487,208

Media (0.6%)
Comcast Special Cl A                11,545(b)           430,051

Metals (1.1%)
Alcoa                               18,860              627,095
Nucor                                3,560(d)           130,830
Total                                                   757,925

Miscellaneous (1.0%)
Convergys                            7,600(b)           297,350
Stilwell Financial                   8,800(b)           425,700
Total                                                   723,050

Multi-industry conglomerates (5.1%)
Danaher                              6,450              362,409
General Electric                    37,520            2,201,955
Minnesota Mining & Mfg               2,600              241,800
Tyco Intl                           14,920(c)           850,440
Total                                                 3,656,604

Restaurants & lodging (0.2%)
Wendy's Intl                         7,565              142,789

Retail (4.4%)
CVS                                 13,790              511,954
Home Depot                           3,447(d)           165,671
Kroger                              25,705(b)           583,182
Lowe's Companies                    13,170              590,181
Safeway                             12,485(b)           615,667
Wal-Mart Stores                      9,650              457,772
Walgreen                             7,000              230,125
Total                                                 3,154,552

Utilities -- electric (1.5%)
AES                                  6,400(b)           408,000
Duke Energy                          8,640              646,380
Total                                                 1,054,380

Utilities-- gas (2.2%)
Coastal                              7,300              502,788
Enron                                9,040              767,269
Williams Companies                   6,600              304,013
Total                                                 1,574,070

Utilities -- telephone (4.6%)
AT&T                                 5,778              182,007
BellSouth                           11,680              435,810
Global Crossing                     10,670(b,c)         320,767
Nextel Communications Cl A           6,600(b)           365,888
Qwest Communications Int           l16,531(b)           853,413
SBC Communications                  16,415              685,326
Sprint (PCS Group)                   8,390(b)           421,073
Total                                                 3,264,284

Total common stocks
(Cost: $59,731,471)                                 $66,072,718

Short-term securities (6.3%)
Issuer              Annualized        Amount         Value(a)
                   yield on date     payable at
                   of purchase       maturity

U.S. government agencies (3.8%)
Federal Home Loan Bank Disc Nt
   09-06-00          6.46%           $500,000       $499,448
Federal Home Loan Mtge Corp Disc Nt
   10-17-00          6.47           1,200,000      1,189,942
Federal Natl Mtge Assn Disc Nt
   09-29-00          6.48           1,000,000        994,804
Total                                              2,684,194

Commercial paper (2.5%)
Verizon Communications
   10-05-00           6.52          1,800,000      1,788,660

Total short-term securities
(Cost: $4,473,675)                                $4,472,854

Total investments in securities
(Cost: $64,205,146)(e)                           $70,545,572

Notes to investments in securities
(a)Securities are valued by procedures described in Note 1 to the financial statements.
(b)Non-income producing.
(c)Foreign security values are stated in U.S. dollars. As of Aug. 31, 2000, the value of foreign securities represented 3.11% of net assets.
(d)Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):

Type of security                                           Contracts
Purchase contracts
S & P 500, Sept. 2000                                         62
S & P 500, Dec. 2000                                           5

(e)Aug. 31, 2000, the cost of securities for federal income tax purposes was $64,656,421 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                    $7,730,151
Unrealized depreciation                                    (1,841,000)
                                                           ----------
Net unrealized appreciation                                $5,889,151

Investments in Securities
AXP VP - Bond Fund
Aug. 31, 2000

(Percentages represent value of investments compared to net assets)
Bonds (95.0%)
Issuer            Coupon         Principal          Value(a)
                   rate            amount

Government obligations (17.0%)
Federal Republic of Germany
  (European Monetary Unit)
   11-11-04        7.50%         15,000,000(c)     $14,394,243
Govt of Canada
  (U.S. Dollar)
   11-05-08        5.25          15,000,000(c)      13,580,265
Govt of Russia
  (Russian Ruble)
   06-16-99 (original maturity
             date)  --            1,639,000(b,c)        59,010
   12-15-01         --            7,793,000(b,c)       219,831
   02-06-02         --            2,273,000(b,c)        79,627
   05-22-02         --            2,273,000(b,c)        77,622
   06-05-02         --            2,273,000(b,c)        77,646
   09-18-02         --            2,273,000(b,c)        76,762
   10-09-02         --            2,273,000(b,c)        75,134
   01-22-03         --            2,273,000(b,c)        73,563
   02-05-03         --            2,273,000(b,c)        73,653
   05-21-03         --            2,273,000(b,c)        72,073
   06-04-03         --            2,273,000(b,c)        71,885
   09-17-03         --            2,273,000(b,c)        70,502
   10-08-03         --            2,273,000(b,c)        68,783
   01-21-04         --            2,273,000(b,c)        67,646
Republic of Colombia
  (U.S. Dollar)
   08-13-05       12.83          10,000,000(c,h)     9,600,000
U.S. Treasury
   11-15-00        5.75           5,000,000          4,992,200
   05-15-02        7.50           6,170,000          6,294,387
   06-30-02        6.25          17,000,000         17,002,719
   03-31-03        5.50           7,500,000          7,388,700
   05-15-04        5.25          10,000,000          9,734,400
   05-15-04        7.25          11,000,000         11,417,670
   08-15-04        7.25           8,200,000          8,536,938
   11-15-05        5.88           5,475,000          5,443,355
   08-15-07        6.13           5,000,000          5,039,850
   05-15-08        5.63          59,250,000(e)      58,083,367
   11-15-16        7.50          31,275,000         36,249,601
   08-15-27        6.38          38,500,000         41,062,559
Total                                              249,983,991

Mortgage-backed securities (30.3%)
Federal Home Loan Mtge Corp
   05-01-07        9.00           2,098,217          2,145,619
   03-01-13        5.50           3,875,311          3,640,847
   04-01-15        7.50          19,279,224         19,362,419
   08-01-24        8.00           2,410,595          2,441,475
   01-01-25        9.00             588,372            606,576
   07-01-28        6.00           8,891,090          8,293,697
   09-01-28        6.00          27,306,858         25,405,354
   10-01-29        7.00          24,250,066         23,651,332
   12-01-29        7.00          48,908,186         47,752,899
  Collateralized Mtge Obligation
   03-15-22        7.00          10,455,000         10,144,962
   07-15-22        7.00          12,940,000         12,630,475
Federal Natl Mtge Assn
   09-01-07        8.50           2,841,658          2,893,387
   06-15-09        6.38          10,000,000          9,649,900
   09-15-09        6.63          15,000,000         14,756,280
   12-01-13        5.50          13,317,850         12,483,604
   02-01-14        5.50          21,710,957         20,335,648
   04-01-14        5.50             190,649            178,707
   12-01-14        6.00          28,261,642         27,027,810
   11-01-21        8.00             249,009            252,707
   04-01-22        8.00           1,640,935          1,663,498
   04-01-23        8.50           3,230,040          3,305,839
   06-01-24        9.00           3,134,054          3,244,805
   02-01-27        7.50           7,405,193          7,377,423
   09-01-28        6.50          13,130,318         12,551,797
   10-01-28        6.00          18,480,422         17,179,266
   11-01-28        6.00           8,487,760          7,888,354
   11-01-28        6.50          18,190,341         17,390,292
   12-01-28        6.00           3,751,864          3,489,470
   12-01-28        6.50          22,828,460         21,801,179
   01-01-29        6.50          18,005,650         17,195,396
   02-01-29        6.00           9,480,967          8,817,896
   03-01-29        6.50          23,219,942         22,189,618
   06-01-29        6.00           5,441,083          5,057,081
   07-01-29        7.50          15,000,000(i)      14,892,188
   09-01-29        6.00           5,433,164          5,049,721
   09-01-29        7.00          19,119,216         18,647,145
  Collateralized Mtge Obligation
   05-18-26        5.00          10,000,000          8,718,439
Govt Natl Mtge Assn
   06-20-24        7.38           2,774,259(j)       2,798,525
Total                                              442,911,630

Aerospace & defense (0.1%)
L-3 Communications
  Sr Sub Nts Series B
   05-01-07       10.38           1,710,000          1,744,200

Airlines (0.8 %)
AMR
   05-15-01        9.50           4,500,000          4,540,230
Delta Air Lines
   12-15-09        7.90           7,500,000          7,295,575
Total                                               11,835,805

Automotive & related (1.6%)
Ford Motor Credit
   03-15-05        7.50           7,850,000          7,849,686
Hayes Lemmerz Intl
  Company Guaranty Series B
   07-15-07        9.13           2,500,000          2,287,500
Lear
  Company Guaranty Series B
   05-15-09        8.11           7,500,000          7,131,525
MSX Intl
  Company Guaranty
   01-15-08       11.38           3,450,000          3,312,000
Venture Holdings Trust
  Sr Nts Series B
   07-01-05        9.50           4,100,000          3,280,000
Total                                               23,860,711

Banks and savings & loans (1.6%)
Cullen/Frost Capital
  Series A
   02-01-27        8.42           5,000,000          4,460,250
Fleet Financial Group
  Sr Nts
   12-01-01        9.00           5,000,000          5,102,000
Provident Trust
  Company Guaranty
   04-15-28        8.29           5,500,000          4,628,773
Union Planters Bank
  Sub Nts
   03-15-08        6.50           5,000,000          4,418,725
Washington Mutual Capital
  Company Guaranty
   06-01-27        8.38           5,000,000          4,505,700
Total                                               23,115,448

Building materials & construction (0.3%)
Masco
   10-01-01        9.00           5,000,000          5,065,200

Chemicals (0.4%)
Allied Waste North America
  Company Guaranty Series B
   01-01-09        7.88           5,950,000          5,362,438

Communications equipment & services (2.1%)
Aether Systems
  Cv
   03-22-05        6.00           1,041,000            905,670
Aspect Communications
  Zero Coupon Cv Sub Deb
   08-10-18        6.87           1,630,000(l)         493,385
Caprock Communications
  Sr Nts
   05-01-09       11.50           3,000,000          1,860,000
Celcaribe
  Sr Nts
   03-15-04       13.50           3,150,000          2,551,500
DLJ Secured Loan Trust
  Sr Secured Ctfs
   07-09-07       11.00           2,500,000(d)       2,500,000
Dobson/Sygnet Communications
  Sr Nts
   12-15-08      12.25            2,775,000          2,830,500
EchoStar DBS
  Sr Nts
   02-01-09       9.38            4,050,000          4,014,563
Equinix
  Sr Nts
   12-01-07      13.00            1,345,000          1,076,000
Fairpoint Communications
  Sr Sub Nts
   05-01-10      12.50            1,350,000(d)       1,336,500
KMC Telecom Holdings
  Sr Nts
   05-15-09      13.50            1,250,000          1,000,000
NTL
  Cv Sub Nts
   12-15-09       5.75              860,000(d)         574,747
  Zero Coupon Sr Nts Series B
   02-01-01      11.48            5,000,000(m)       4,706,249
Price Communications Wireless
  Company Guaranty Series B
   12-15-06       9.13            3,000,000          3,030,000
Telehub Communications
  Zero Coupon Company Guaranty
   07-31-01      13.88            2,500,000(m)         500,000
Versatel Telecom
  (European Monetary Unit)
   03-30-05       4.00            1,083,000(c,d)       808,244
  (U.S. Dollar) Sr Nts
   07-15-09      11.88              900,000(c)         823,500
Voicestream Wireless
  Sr Nts
   11-15-09      10.38            2,250,000          2,430,000
Total                                               31,440,858

Computers & office equipment (1.0%)
Affiliated Computer Services
  Cv
   03-15-05       4.00              870,000          1,059,747
Akamai Technologies
  Cv
   07-01-07       5.50              390,000(d)         338,731
Exodus Communications
  Sr Nts
   07-15-10      11.63            1,500,000(d)       1,522,500
Globix
  Sr Nts
   02-01-10      12.50            3,925,000          2,983,000
Hewlett-Packard
  Zero Coupon Sub Nts
   10-14-17       2.42            1,360,000(l)       1,251,785
Hyperion Solutions
  Cv
   03-15-05       4.50            1,075,000            938,583
Juniper Networks
   03-15-07       4.75            1,700,000          2,428,076
Mercury Interactive
  Cv
   07-01-07       4.75            1,160,000(d)       1,456,751
Sanmina
  Cv
   05-01-04       4.25              301,000            774,870
Solectron
  Zero Coupon Cv
   05-08-20       3.37            2,356,000(l)       1,558,565
Veritas Software
  Cv
   08-13-06       1.86              130,000            440,863
Total                                               14,753,471

Electronics (1.3%)
Celestica
  (U.S. Dollar) Zero Coupon Cv
   08-01-20       3.41            1,360,000(c,l)       724,200
Conexant Systems
  Cv
   02-01-07       4.00            1,527,000          1,116,619
  Cv Sub Nts
   02-01-07       4.00              640,000(d)         462,739
Flextronics Intl
  (U.S. Dollar) Sr Sub Nts
   07-01-10       9.88            1,100,000(c,d)     1,141,250
Hyundai Semiconductor
  (U.S. Dollar) Sr Nts
   05-15-07       8.63            8,500,000(c,d)     7,346,193
LSI Logic
  Cv
   02-15-05       4.00            1,100,000            952,875
SCI Systems
   03-15-07       3.00            1,700,000          2,162,536
Semtech
  Cv
   02-01-07       4.50              500,000(d)         756,505
Thomas & Betts
   01-15-06       6.50            4,500,000          4,340,093
Vitesse Semiconductor
  Cv
   03-15-05       4.00              670,000(d)         687,902
Total                                               19,690,912

Energy (3.0%)
Ashland
  Medium-term Nts Series J
   08-15-05       7.83            5,000,000          4,967,875
Devon Energy
  Cv Deb
   08-15-08       4.90              816,000            775,200
Kerr-McGee
   04-01-01      10.00            5,000,000          5,064,800
Lodestar Holdings
  Company Guaranty
   05-15-05      11.50            1,500,000            225,000
PDV America
  Sr Nts
   08-01-03       7.88            7,500,000          7,150,665
Petroliam Nasional Berhd
  (U.S. Dollar)
   08-15-15       7.75           10,000,000(c,d)     9,455,900
Phillips Petroleum
   05-25-10       8.75            5,000,000          5,516,543
Pioneer Natl Resources
  Sr Nts
   08-15-07       8.25            4,000,000          3,830,000
Roil
  (U.S. Dollar)
   12-05-02      12.78            1,387,200(c,d)     1,328,244
USX
   03-01-08       6.85            6,500,000          6,265,415
Total                                               44,579,642

Financial services (1.7%)
American Tower
  Cv
   02-15-10       5.00              145,000            137,025
CSC Holdings
  Sr Sub Deb
   04-01-23       9.88            5,000,000          5,100,000
Indah Kiat Finance Mauritius
  (U.S. Dollar) Company Guaranty
   07-01-07      10.00            2,530,000(c)       1,467,400
LaBranche
  Sr Sub Nts
   03-01-07      12.00            4,000,000          4,200,000
Ohio Savings Capital
  Company Guaranty
   06-03-27       9.50            5,000,000(d)       4,725,100
Osprey Trust/Osprey 1
   01-15-03       8.31            8,100,000(d)       8,158,239
Providian Financial
  Cv Sr Nts
   08-15-05       3.25            1,060,000          1,124,702
Total                                               24,912,466

Health care (0.2%)
Inhale Therapeutic Systems
  Cv Sub Nts
   02-08-07       5.00              850,000(d)       1,212,313
Roche Holdings
  Zero Coupon Cv
   01-19-15       1.34            1,747,000(d,l)     1,669,992
Total                                                2,882,305

Health care services (1.1%)
HCA-The Healthcare
   09-01-10       8.75            3,710,000          3,700,577
Paracelsus Healthcare
  Sr Sub Nts
   08-15-06      10.00            5,275,000(b)       1,635,250
Sunrise Assisted Living
  Cv Sub Nts
   06-15-02       5.50            1,700,000          1,496,000
Tenet Healthcare
  Sr Sub Nts Series B
   12-01-08       8.13           10,500,000          9,975,000
Total                                               16,806,827

Industrial equipment & services (0.5%)
Clark Equipment
   03-01-01       9.75            5,000,000          5,054,650
Laidlaw
  (U.S. Dollar)
   05-15-06       7.65           10,000,000(b,c)     2,800,000
Total                                                7,854,650

Insurance (2.3%)
Americo Life
  Sr Sub Nts
   06-01-05       9.25            4,500,000          4,207,500
Executive Risk Capital
  Company Guaranty Series B
   02-01-27       8.68            3,500,000          3,390,583
Nationwide CSN Trust
   02-15-25       9.88           10,500,000(d)      10,936,999
New England Mutual
   02-15-24       7.88            5,000,000(d)       4,887,900
SAFECO Capital Trust
  Company Guaranty
   07-15-37       8.07            5,780,000          5,008,243
Zurich Capital Trust
  (U.S. Dollar) Company Guaranty
   06-01-37       8.38            5,000,000(d)       4,871,860
Total                                               33,303,085

Leisure time & entertainment (1.8%)
Cinemark USA
  Sr Sub Nts Series B
   08-01-08       9.63            5,005,000          1,801,800
Time Warner
   08-15-04       7.98            1,500,000          1,534,905
   08-15-06       8.11            3,000,000          3,095,520
   08-15-07       8.18            3,000,000          3,107,340
   02-01-24       7.57           10,000,000          9,559,200
  Sr Nts
   01-15-28       6.95            5,000,000          4,419,750
United Artists Theatres
  Series 1995A
   07-01-15       9.30            4,552,458          2,749,776
Total                                               26,268,291

Media (3.6%)
Australis Media
  (U.S. Dollar)
   11-01-00      14.00              292,984(b,c,q)     287,394
  (U.S. Dollar) Zero Coupon
   05-15-03      15.75           10,081,770(b,c,l,q)     1,718
Charter Communications Holdings/Charter Capital
  Sr Nts
   01-15-10      10.25            5,000,000          4,975,000
Cox Communications
  Cv
   04-19-20        .43            1,789,000            843,907
CSC Holdings
  Sr Sub Debs
   05-15-16      10.50           10,000,000         10,749,999
Infinity Broadcasting
  Company Guaranty
   06-15-07       8.88            3,245,000          3,318,013
Lamar Media
  Company Guaranty
   09-15-07       8.63            3,000,000          2,947,500
News America Holdings
   10-15-12      10.13           10,000,000         10,537,300
Paxson Communications
  Sr Sub Nts
   10-01-02      11.63            5,000,000          5,118,750
TeleWest Communications
  (U.S. Dollar) Zero Coupon Sr Disc Nts
   04-15-04       9.25            4,275,000(c,m)     2,372,625
TeleWest Finance
  (U.S. Dollar) Cv Company Guaranty
   07-07-05       6.00              830,000(c,d)       707,575
Veninfotel
  (U.S. Dollar) Cv Pay-in-kind
   03-01-02      10.00            6,989,161(c,p,q)  10,483,742
Total                                               52,343,523

Metals (1.5%)
Alcan Aluminum
  (U.S. Dollar)
   01-15-22       8.88            6,750,000(c)       7,001,775
Imexsa Export Trust
  (U.S. Dollar)
   05-31-03      10.13            3,293,516(c,d)     3,194,710
Inco
  (U.S. Dollar) Cv
   03-15-16       7.75            3,010,000(c)       2,648,800
WMC Finance USA
  (U.S. Dollar)
   11-15-13       7.25           10,000,000(c)       9,521,030
Total                                               22,366,315

Miscellaneous (1.9%)
Bistro Trust
   12-31-02       9.50           10,000,000(d)       9,510,001
Colonial Capital
  Company Guaranty Series A
   01-15-27       8.92            3,000,000          2,570,127
Continucare
  Cv Sr Sub Nts
   10-31-02       8.00              243,902(d)          48,476
FCB/NC Capital
  Company Guaranty
   03-01-28       8.05            4,625,000          3,921,329
ISG Resources
   04-15-08      10.00            4,150,000          3,527,500
Network Associates
  Zero Coupon Cv Sub Deb
   02-13-18       5.81            4,080,000(l)       1,596,830
Normandy Yandal Operations
  (U.S. Dollar) Sr Nts
   04-01-08       8.88            5,250,000(c)       4,620,000
NSM Steel
  Company Guaranty
   02-01-06      12.00            1,577,781(b,d)        63,111
   02-01-08      12.25            5,300,000(b,d)       106,000
Outsourcing Solutions
  Sr Sub Nts Series B
   11-01-06      11.00            1,775,000          1,508,750
Total                                               27,472,124

Multi-industry conglomerates (1.8%)
CBS
   06-01-01       8.88            5,000,000          5,045,200
Interim Services
  Cv Sub Nts
   06-01-05       4.50            1,080,000            758,603
Jordan Inds
  Sr Nts Series D
   08-01-07      10.38            3,500,000          3,272,500
Metromedia Intl Group
  Sr Disc Nts Series B
   09-30-07      10.50            7,282,500          3,277,125
US Inds/USI America Holding
  Company Guaranty
   10-15-03       7.13           10,000,000          9,845,500
  Sr Nts Series B
   12-01-06       7.25            5,000,000          4,792,775
Total                                               26,991,703

Paper & packaging (2.1%)
Chesapeake
   05-01-03       9.88            5,000,000          5,113,000
Crown Cork & Seal
   04-15-23       8.00            5,000,000          4,002,250
Crown Paper
  Sr Sub Nts
   09-01-05      11.00            3,450,000(b)         931,500
Doman Inds
  (U.S. Dollar)
   03-15-04       8.75            3,000,000(c)       2,407,500
Owens-Illinois
  Sr Nts
   05-15-04       7.85            5,000,000          4,727,950
Packaging Corp of America
  Company Guaranty
   04-01-09       9.63            3,220,000          3,300,500
Pactiv
   06-15-17       8.13            6,000,000          5,311,020
Repap New Brunswick
  (U.S. Dollar) Sr Nts
   06-01-04       9.00            4,500,000(c)       4,545,000
Total                                               30,338,720

Restaurants & lodging (0.1%)
MGM Mirage
   02-06-08       6.88            2,000,000          1,838,380

Retail (1.7%)
Eye Care Centers of America
  Company Guaranty
   05-01-08       9.13            2,000,000            740,000
Kroger
  Sr Nts
   07-15-06       8.15            3,000,000          3,018,150
   09-15-29       8.00            9,000,000          8,719,650
Target
   12-01-22       8.50            3,000,000          3,053,355
Wal-Mart CRAVE Trust
   07-17-06       7.00           10,267,374(d)      10,042,108
Total                                               25,573,263

Textiles & apparel (0.3%)
VF Corp
   05-01-01       9.50            5,000,000          5,056,550

Transportation (0.2%)
Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
   06-15-07       9.50            2,290,000(b,c)       687,000
Hermes Europe RailTel
  (U.S. Dollar) Sr Nts
   01-15-09      10.38            2,200,000(c)       1,408,000
Zhuhai Highway
  (U.S. Dollar) Sub Nts
   07-01-08      11.50            4,140,000(b,c,d)     828,000
Total                                                2,923,000

Utilities -- electric (5.5%)
Calpine
  Sr Nts
   04-15-06       7.63            9,400,000          9,051,636
Cleveland Electric Illuminating
  1st Mtge Series B
   05-15-05       9.50           11,000,000         11,145,310
  1st Mtge Series E
   07-01-23       9.00            4,000,000          4,119,400
CMS Energy
  Sr Nts
   05-15-02       8.13            5,000,000          4,956,300
Connecticut Light & Power
  1st Mtge Series C
   06-01-02       7.75            5,000,000          5,035,350
Edison Mission Energy
  Sr Nts
   06-15-09       7.73            8,600,000          8,360,421
Hydro-Quebec
  (U.S. Dollar) Local Govt Guaranty Series 1989HH
   12-01-29       8.50           10,000,000(c)      11,153,400
Midland Funding I
  Series 1991-C
   07-23-02      10.33              786,580            803,430
  Series 1994-C
   07-23-02      10.33              677,581            692,096
Midland Funding II
  Series A
   07-23-05      11.75            5,000,000          5,546,300
NRG Northeast Generating
   12-15-04       8.06            2,000,000(d)       2,009,520
   06-15-15       8.84            4,000,000(d)       4,141,560
Sithe Independence Funding
  Series A
   12-30-13       9.00            7,500,000          7,611,750
Texas Utilities Electric
  Medium-term Nts 1st Mtge Series B
   03-01-02       9.70            6,000,000          6,221,040
Total                                               80,847,513

Utilities -- gas (0.9%)
El Paso Energy
  Sr Nts
   05-15-09       6.75            5,500,000          5,216,090
  Sr Nts Series B
   07-15-01       6.63            8,675,000          8,593,195
Total                                               13,809,285

Utilities -- telephone (7.6%)
AT&T Canada
  (U.S. Dollar) Sr Nts
   11-01-08      10.63            4,000,000(c)       4,404,680
  (U.S. Dollar) Zero Coupon Sr Disc Nts
   06-15-03       9.95            3,800,000(c,m)     3,145,032
Bell Telephone of Pennsylvania
   03-15-33       7.38           10,000,000          9,079,699
BellSouth Capital Funding
   02-15-30       7.88           12,000,000         11,959,103
COLT Telecom Group
  (European Monetary Unit) Cv
   04-03-07       2.00            2,000,000(c,d)     1,498,133
Geotek Communications
  Cv Sr Sub Nts
   02-15-01      12.00            4,135,000(b)           5,169
Level 3 Communications
  Cv
   03-15-10       6.00              850,000            764,677
McLeod USA
  Sr Nts
   02-15-09       8.13            1,250,000          1,118,750
Metromedia Fiber Network
  Sr Nts
   12-15-09      10.00            1,875,000          1,846,875
New Eng Tel & Tel
   08-01-31       9.00            7,500,000          7,522,725
Nextel Communications
  Cv
   11-15-09       9.38            1,200,000          1,176,000
   01-15-10       5.25              150,000            147,188
  Cv Sr Nts
   01-15-10       5.25              700,000(d)         684,306
Primus Telecomm Group
  Cv
   02-15-07       5.75            1,360,000(d)         700,917
   02-15-07       5.75            1,350,000            703,688
  Sr Nts
   01-15-09      11.25            2,000,000          1,260,000
PSINet
  Sr Nts
   12-01-06      10.50            1,100,000            948,750
Qwest Capital Funding
  Company Guaranty
   07-15-28       6.88            9,250,000          8,006,708
Qwest Communications Intl
  Sr Nts Series B
   11-01-08       7.25            1,750,000          1,690,523
   11-01-08       7.50            6,250,000          6,190,313
  Zero Coupon Sr Disc Nts Series B
   02-01-03       8.90            7,000,000(m)       5,725,720
RSL Communications
  (U.S. Dollar) Company Guaranty
   11-15-06      12.25            3,900,000(c)       1,365,000
Sprint Capital
  Company Guaranty
   11-15-08       6.13           10,000,000          8,975,499
   05-01-09       6.38            7,000,000          6,362,930
TeleCorp PCS
  Sr Sub Nts
   07-15-10      10.63              910,000(d)         946,400
U S WEST Communications
   11-10-26       7.20           10,000,000          8,794,300
United Pan-Europe Communications
  (U.S. Dollar) Sr Nts Series B
   02-01-10      11.25            3,225,000(c)       2,817,844
   02-01-10      11.50            1,925,000(c)       1,684,375
Vodafone AirTouch
  (U.S. Dollar)
   02-15-10       7.75            5,900,000(c,d)     5,926,432
Williams Communications Group
  Sr Nts
   08-01-10      11.88            1,100,000(d)       1,100,000
WorldCom
   05-15-10       8.25            4,600,000          4,774,602
Total                                              111,326,338

Municipal bonds (0.5%)
New Jersey Economic Development
  Authority State Pension Funding
  Revenue Bond (MBIA Insured)
   02-15-29       7.43            7,000,000(f)       7,043,540

Total bonds
(Cost: $1,456,156,920)                          $1,394,302,184

Common stocks (0.5%)
Issuer                               Shares           Value(a)

BayCorp Holdings                        28(b)             $245
Celcaribe                          512,190(b,d)        768,285
Continucare                        378,049             189,025
Globix                              76,173(b)        2,042,389
Intermedia Communications            2,691(b)           55,838
PhoneTel Technologies              646,000(b,g)        206,720
Price Communications1               48,076(b)        3,035,557
Specialty Foods                     15,000(b)            3,750
Wilshire Financial Services Group  617,590(b)        1,003,584

Total common stocks
(Cost: $15,752,152)                                 $7,305,393

Preferred stocks & other (1.2%)
Issuer                               Shares           Value(a)

APP China Group
  (U.S. Dollar)                      5,100(c,d)    $2,907,000
Bar Technologies
  Warrants                           4,500                 45
Coastal
  6.63% Cv PRIDES                   38,610(o)       1,479,246
CVS
  6.00% Cv                          12,650            841,225
Dairy Mart
  Warrants                          10,000              3,500
Dobson Communications
  13.00% Pay-in-kind                    --(p)             377
Equinix
  Warrants                           2,000            440,000
Georgia-Pacific Group
  7.50% Cm Cv                       32,700          1,060,706
Global Crossing
  6.38% Cv                           7,600(c,d)       643,150
Ingersoll-Rand
  6.75% Cv PRIDES                   33,100(o)         750,956
Intermedia Communications
  7.00% Cm Cv Series F              18,700(b,d)       299,200
  7.00% Cm Cv Series F              20,865            333,840
  13.50% Pay-in-kind
    Series B                         3,206(p)       2,180,020
KMC Telecom Holdings
  Warrants                           3,000              6,000
Lincoln Natl
  7.75% Cm Cv                       33,500            837,500
Metlife Capital
  8.00% Cm Cv                       18,200          1,446,900
Monsanto
  6.50% Cv ACES                     18,840(n)         945,533
Nakornthai Strip Mill
  Warrants                       3,355,391                  3
Nextel Communications
  13.00% Pay-in-kind
    Series D                         1,698(p)       1,816,860
Paxson Communications
  12.50% Pay-in-kind
    Exchangable                         --(b,p)           124
PLD Telekom
  Warrants                          10,000                300
Sovereign Capital Trust
  7.50% Cv                          17,900            952,056
Telehub Communications
  Warrants                           2,500                 25
Unifi Communications
  Warrants                           7,000                 70
Wendys Financing
  5.00% Cm Cv Series A2              7,200          1,292,000

Total preferred stocks & other
(Cost: $20,940,050)                               $18,236,636

 Short-term securities (3.1%)
Issuer            Annualized        Amount          Value(a)
                 yield on date     payable at
                  of purchase       maturity

U.S. government agencies (2.0%)
Federal Home Loan Bank Disc Nts
   09-27-00           6.48%        $9,000,000     $8,956,463
   10-13-00           6.46          3,600,000      3,572,437
   10-18-00           6.46          7,300,000      7,237,657
Federal Natl Mtge Assn Disc Nts
   09-18-00           6.41          8,800,000      8,770,916
   10-12-00           6.47          1,300,000      1,289,826
Total                                             29,827,299

Commercial paper (1.1%)
Alcoa
   09-22-00           6.50          3,100,000      3,087,743
Barton Capital
   09-07-00           6.54          1,200,000(k)   1,198,476
BellSouth Telecommunications
   10-02-00           6.51          4,000,000      3,976,995
Delaware Funding
   09-08-00           6.53          1,800,000(k)   1,797,392
Gillette
   10-18-00           6.54          1,100,000(k)   1,090,349
Heinz (HJ)
   10-04-00           6.55          1,300,000      1,291,872
Motorola
   10-26-00           6.56          2,400,000      2,374,994
Variable Funding Capital
   10-12-00           6.56            900,000(k)     892,956
Total                                             15,710,777

Total short-term securities
(Cost: $45,548,944)                              $45,538,076

Total investments in securities
(Cost: $1,538,398,066)(r)                     $1,465,382,289

 Notes to investments in securities

(a)Securities are valued by procedures described in Note 1 to the financial statements.
(b)Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c)Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2000, the value of foreign securities represented 10.28% of net assets.
(d)Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e)Security is partially or fully on loan. See Note 5 to the financial statements.
(f)The following abbreviation is used in portfolio descriptions to identify the insurer of the issue:

   MBIA -- Municipal Bond Investors Assurance

(g)Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the year ended Aug. 31, 2000 are as follows:

Issuer                             Beginning      Purchase          Sales          Ending         Dividend         Value(a)
                                     cost           cost            cost            cost           income
PhoneTel Technologies*                $--        $7,812,117          $--         $7,812,117          $--           $206,720

* Issuer was not an affiliate for the entire year ended Aug. 31, 2000.

(h)Interest  rate varies  either  based on a  predetermined  schedule or to reflect current market conditions;  rate shown is the effective rate on
   Aug. 31, 2000.
(i)At Aug. 31, 2000, the cost of securities purchased, including interest purchased, on a when-issued basis was $14,956,250.
(j)Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2000.
(k)Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other
   "accredited  investors." This security has been determined to be liquid under guidelines established by the board.
(l)For zero coupon bonds, the interest rate disclosed  represents the annualized effective yield on the date of acquisition.
(m)For those zero coupon bonds that become coupon paying at a future date,  the rate  disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(n)ACES   (Automatically   Convertible  Equity  Securities)  are  structured  as
   convertible  preferred  securities.  Investors  receive an enhanced yield but based upon a specific formula,  potential  appreciation is limited.  ACES pay dividends,  have voting rights,  are noncallable for at least three years and upon maturity, convert into shares of common stock.
(o)PRIDES  (Preferred  Redeemable  Increased  Dividend  Equity  Securities)  are
   structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula,  potential  appreciation is limited.
   PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.
(p)Pay-in-kind  securities  are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.
(q)Identifies issues considered to be illiquid as to their marketability
   (see Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 2000, is as follows:

Security                                          Acquisition            Cost
                                                      dates
Australis Media
   (U.S. Dollar) 14.00% 2000                  12-18-97 thru 02-02-98    $200,991
   (U.S. Dollar) 15.75% Zero Coupon 2003      07-03-97 thru 10-29-97   7,422,192
Veninfotel
   (U.S. Dollar) Cv Pay-in-kind 2002          03-05-97 thru 03-01-99   6,339,375

(r)At Aug. 31, 2000, the cost of securities for federal income tax purposes was $1,536,225,437 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                      $36,345,154
Unrealized depreciation                                     (107,188,302)
                                                            ------------
Net unrealized depreciation                                 $(70,843,148)

Investments in Securities
AXP VP - Capital Resource Fund
Aug. 31, 2000

(Percentages represent value of investments compared to net assets)


Common stocks (99.4%)
Issuer                           Shares       Value(a)

Banks and savings & loans (4.5%)
Bank of America                  800,000      $42,850,000
Chase Manhattan                  410,000       22,908,750
Firstar                        2,300,000       54,912,500
Mellon Financial               1,500,000       67,875,000
State Street                     660,000       77,715,000
Total                                         266,261,250

Beverages & tobacco (1.0%)
Coca-Cola                      1,100,000       57,887,500

Communications equipment & services (7.5%)
Corning                          893,863      293,131,198
JDS Uniphase                     850,000(b)   105,931,250
Nokia ADR Cl A                   946,000(c)    42,510,875
Total                                         441,573,323

Computer software & services (2.2%)
Microsoft                      1,900,000(b)   132,643,750

Computers & office equipment (17.2%)
Akamai Technologies              155,000(b)    11,712,188
America Online                   700,000(b)    41,037,500
Apple Computer                   312,400(b)    19,036,875
Cisco Systems                  2,800,000(b)   191,799,999
Compaq Computer                  810,000       27,590,625
Computer Sciences                800,000(b)    63,250,000
Dell Computer                    900,000(b)    39,262,500
EMC                              950,000(b)    93,100,000
Exodus Communications            400,000(b)    27,375,000
First Data                     1,900,000       90,606,250
Gateway                          465,000(b)    31,666,500
Hewlett-Packard                  730,000       88,147,500
Intl Business Machines           683,800       90,274,890
Mercury Interactive              241,500(b)    29,508,281
Solectron                      2,750,000(b)   124,609,375
Yahoo!                           400,000(b)    48,600,000
Total                                       1,017,577,483

Electronics (9.1%)
Intel                          3,200,000      239,600,000
Jabil Circuit                  2,140,000(b)   136,558,750
KLA-Tencor                       300,000(b)    19,687,500
Teradyne                         800,000(b)    51,850,000
Texas Instruments              1,400,000       93,712,500
Total                                         541,408,750

Energy (4.5%)
Anadarko Petroleum             1,100,000       72,347,000
Chevron                          650,000       54,925,000
Exxon Mobil                      900,000       73,462,500
Texaco                         1,250,000       64,375,000
Total                                         265,109,500

Energy equipment & services (2.6%)
Halliburton                    1,465,000       77,645,000
Schlumberger                     905,000       77,207,813
Total                                         154,852,813

Financial services (5.1%)
Citigroup                      3,000,000      175,125,000
Merrill Lynch                    270,000       39,150,000
Morgan Stanley, Dean  Witter,
Discover & Co                    800,000       86,050,000
Total                                         300,325,000

Health care (10.1%)
American Home Products           850,000       46,059,375
Genentech                        170,000(b)    32,385,000
Guidant                        1,000,000(b)    67,312,500
Immunex                        1,035,000(b)    52,008,750
MedImmune                        450,000(b)    37,856,250
Medtronic                      1,500,000       76,875,000
Pfizer                         3,962,500      171,378,124
Schering-Plough                  970,000       38,921,250
Teva Pharmaceutical Inds ADR   1,280,000(c)    77,600,000
Total                                         600,396,249

Household products (2.6%)
Colgate-Palmolive              1,750,000       89,140,625
Kimberly-Clark                 1,137,000       66,514,500
Total                        155,655,125

Industrial equipment & services (1.0%)
Illinois Tool Works            1,078,000       60,435,375

Insurance (2.5%)
American Intl Group            1,685,000      150,175,625

Leisure time & entertainment (3.3%)
Disney (Walt)                  2,545,000       99,095,938
Viacom Cl B                    1,472,500(b)    99,117,656
Total                                         198,213,594

Media (6.2%)
Adelphia Communications  Cl A   310,000(b)     10,385,000
Clear Channel Communications  1,000,000(b)     72,375,000
Comcast Special Cl A          2,250,000(b)     83,812,500
Infinity Broadcasting Cl A    2,850,000(b)    107,943,750
Univision  Communications Cl A  430,000(b)     18,973,750
USA Networks                  2,965,000(b)     71,345,313
Total                                         364,835,313

Miscellaneous (1.8%)
Stilwell Financial            1,580,000(b)     76,432,500
TyCom                           759,800(b,c)   31,626,675
Total                                         108,059,175

Multi-industry conglomerates (8.0%)
General Electric              4,460,000       261,746,250
Tyco Intl                     3,700,000(c)    210,900,000
Total                                         472,646,250

Retail (5.7%)
Circuit City Stores-
Circuit City Group              800,000        20,750,000
Costco Wholesale                275,000(b)      9,470,312
CVS                           1,750,000        64,968,750
Home Depot                      850,000        40,853,125
Kohl's                        1,400,000(b)     78,400,000
Safeway                       1,300,000(b)     64,106,250
Wal-Mart Stores               1,300,000        61,668,750
Total                                         340,217,187

Utilities -- gas (2.9%)
Enron                         2,000,000       169,750,000

Utilities -- telephone (1.5%)
Allegiance Telecom              450,000(b)     22,415,625
AT&T Wireless Group           2,512,600(b,e)   65,798,713
Total                                          88,214,338

Total common stocks
(Cost: $3,805,111,184)                     $5,886,237,600

Short-term securities (1.2%)
Issuer            Annualized             Amount             Value(a)
                 yield on date         payable at
                 of purchase            maturity

U.S. government agencies (0.8%)
Federal Home Loan Bank Disc Nts
   09-15-00        6.40%              $2,100,000          $2,094,234
   09-27-00        6.42               10,900,000          10,845,962
   09-29-00        6.44                6,500,000           6,465,335
   10-06-00        6.44                2,100,000           2,086,119
   10-13-00        6.46                4,500,000           4,465,546
Federal Home Loan Mtge Corp Disc Nts
   09-05-00        6.40                2,400,000           2,397,870
   09-14-00        6.44                1,100,000           1,097,122
Federal Natl Mtge Assn Disc Nts
   09-21-00        6.43                  600,000             597,645
   09-25-00        6.43                3,400,000           3,384,889
   10-26-00        6.51               10,000,000           9,895,808
Total                                                     43,330,530

Commercial paper (0.4%)
Alcoa
   09-22-00        6.50                9,500,000           9,462,438
Gannett
   10-06-00        6.56                5,400,000(d)        5,363,079
Heinz (HJ)
   10-04-00        6.55                2,000,000           1,987,496
May Department Stores
   10-11-00        6.56                1,300,000           1,290,228
SBC Communications
   10-17-00        6.58                2,800,000(d)        2,775,910
Xcel Energy
   10-03-00        6.56                5,400,000           5,367,231
Total                                                     26,246,382

Total short-term securities
(Cost: $69,600,059)                                      $69,576,912

Total investments in securities
(Cost: $3,874,711,243)(f)                             $5,955,814,512

 Notes to investments in securities
(a)Securities are valued by procedures described in Note 1 to the financial statements.
(b)Non-income producing.
(c)Foreign security values are stated in U.S. dollars. As of Aug. 31, 2000, the value of foreign securities represented 6.13% of net assets.
(d)Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Actof 1933, as amended, and may be sold only to dealers in that program or other
   "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e)Security is partially or fully on loan. See Note 5 to the financial statements.
(f)At Aug. 31, 2000, the cost of securities for federal income tax purposes was $3,878,232,331 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                $2,190,914,987
Unrealized depreciation                                  (113,332,806)
                                                         ------------
Net unrealized appreciation                            $2,077,582,181

Investments in Securities
AXP VP - Cash Management Fund
Aug. 31, 2000

(Percentages represent value of investments compared to net assets)

Certificates of deposit (2.7%)
Issuer            Annualized           Amount           Value(a)
                 yield on date       payable at
                 of purchase         maturity

Canadian Imperial Bank of Commerce
   09-19-00         6.60%           $5,000,000         $5,000,000
   10-12-00         6.61             5,000,000          5,000,000
   10-13-00         6.61             5,000,000          5,000,000
   11-01-00         6.66             5,000,000          5,000,000
Morgan Guaranty Trust
   04-16-01         6.80             1,000,000          1,000,000

Total certificates of deposit
(Cost: $21,000,000)                                   $21,000,000

Commercial paper (95.9%)
Issuer            Annualized           Amount           Value(a)
                 yield on date       payable at
                 of purchase         maturity

Automotive & related (4.1%)
DaimlerChrysler North America
   10-30-00         6.60%            $5,000,000        $4,946,489
   10-31-00         6.56              4,000,000         3,956,733
   11-13-00         6.58              4,800,000         4,736,831
   11-21-00         6.58              3,000,000         2,956,260
   11-21-00         6.59              5,000,000         4,926,988
Ford Motor Credit
   10-06-00         6.54              3,400,000         3,378,514
   10-06-00         6.56              2,500,000         2,484,153
Toyota Motor Credit
   09-18-00         6.50              4,400,000(b)      4,386,536
Total                                                  31,772,504

Banks and savings & loans (15.4%)
Bank One Canada
   10-04-00         6.57              5,000,000         4,970,071
   10-10-00         6.54              2,000,000         1,985,938
   10-13-00         6.58              5,000,000         4,961,938
   10-24-00         6.55              3,000,000         2,971,336
   10-25-00         6.55              2,000,000         1,980,530
   11-02-00         6.62              4,000,000         3,954,878
   11-20-00         6.61              2,000,000         1,971,067
BankAmerica/Nations Bank
   10-04-00         6.55              5,000,000         5,000,000
   10-19-00         6.63              5,000,000         5,000,000
   11-01-00         6.58              4,000,000         4,000,000
   11-03-00         6.60              5,000,000         5,000,000
   11-06-00         6.58              5,000,000         5,000,000
   11-14-00         6.59              5,000,000         5,000,000
   11-15-00         6.59              5,000,000         5,000,000
BBV Finance (Delaware)
   10-17-00         6.55              6,800,000         6,743,522
   11-22-00         6.58              7,000,000         6,896,680
Commerzbank U.S. Finance
   09-19-00         6.53             10,000,000         9,967,450
Deutsche Bank Financial
   10-23-00         6.58              5,000,000         4,952,911
   10-26-00         6.60              5,000,000         4,950,118
   11-02-00         6.56              5,000,000         4,944,114
   11-22-00         6.58              3,000,000         2,955,720
Societe Generale North America
   09-20-00         6.54              5,000,000         4,982,794
   09-21-00         6.53              7,000,000         6,974,683
   09-25-00         6.54             10,000,000         9,956,600
Total                                                 120,120,350
Broker dealers (14.2%)
Bear Stearns
   09-05-00         6.64              2,000,000         1,998,524
   09-07-00         6.52              4,100,000         4,095,552
   09-13-00         6.53              2,000,000         1,995,653
   09-14-00         6.54              4,000,000         3,990,582
   09-20-00         6.54              4,000,000         3,986,236
   11-16-00         6.58              5,000,000         4,931,494
   02-26-01         6.70              5,000,000(c)      5,000,000
Goldman Sachs Group
   09-18-00         6.56              1,300,000         1,295,985
   09-21-00         6.54              3,000,000         2,989,133
   10-16-00         6.60              5,000,000         4,959,063
   10-20-00         6.59              5,000,000         4,955,560
   10-27-00         6.61              3,000,000         2,969,480
   11-15-00         6.58              4,400,000         4,340,508
   11-16-00         6.59              5,000,000         4,931,389
   11-20-00         6.57              3,200,000         3,153,920
   11-20-00         6.58              4,000,000         3,942,311
Merrill Lynch
   09-05-00         6.52             10,000,000         9,992,756
   10-24-00         6.58              4,600,000         4,555,845
Salomon Smith Barney
   09-08-00         6.52              2,100,000         2,097,342
   09-25-00         6.55              5,000,000         4,978,267
   10-02-00         6.56              5,000,000         4,971,928
   10-03-00         6.56              5,000,000         4,971,022
   10-24-00         6.59              5,000,000         4,951,932
   10-30-00         6.57              5,000,000         4,946,736
   11-08-00         6.57              2,200,000         2,173,030
   11-09-00         6.58              4,000,000         3,950,167
   11-15-00         6.59              4,000,000         3,945,833
Total                                                 111,070,248

Chemicals (2.1%)
Bayer
   09-01-00         6.65              3,900,000(b)      3,900,000
   09-26-00         6.53              7,300,000(b)      7,267,049
   10-17-00         6.56              5,000,000(b)      4,958,408
Total                                                  16,125,457

Commercial finance (2.2%)
CAFCO
   09-22-00         6.57              5,000,000(b)      4,980,925
   10-18-00         6.59              1,000,000(b)        991,475
Ciesco LP
   09-22-00         6.53              2,100,000         2,092,025
   10-06-00         6.56              5,000,000         4,968,306
Exxon Mobil Australia
   09-29-00         6.51              4,000,000(b)      3,979,840
Total                                                  17,012,571

Communications equipment & services (5.5%)
Alcatel
   09-13-00         6.53              5,000,000(b)      4,989,133
BellSouth Telecommunications
   09-12-00         6.52              3,000,000         2,994,033
   10-02-00         6.52              5,300,000(b)      5,270,426
Lucent Technologies
   09-01-00         6.49              8,300,000         8,300,000
Motorola
   10-20-00         6.55              5,000,000         4,955,832
   10-26-00         6.55              6,600,000         6,534,559
   11-22-00         6.58              2,000,000         1,970,480
Verizon Communications
   10-05-00         6.52              5,000,000         4,969,400
   10-05-00         6.54              3,000,000         2,981,583
Total                                                  42,965,446

Energy (0.8%)
Chevron Transport
   10-19-00         6.57              6,400,000(b)      6,344,448

Financial services (17.1%)
Amsterdam Funding
   09-15-00         6.54              3,500,000(b)      3,491,126
   10-04-00         6.57              2,500,000(b)      2,485,035
Associates Corp North America
   10-23-00         6.55              5,000,000         4,953,128
Associates First Capital
   09-11-00         6.52              5,000,000         4,990,958
   09-14-00         6.53              7,300,000         7,282,839
CIT Group Holdings
   10-05-00         6.57              5,000,000         4,969,164
   10-16-00         6.54              3,500,000         3,471,606
   10-30-00         6.56              5,000,000         4,946,818
   10-31-00         6.56              4,000,000         3,956,733
   11-07-00         6.57              5,000,000         4,939,607
Corporate Receivables
   10-11-00         6.57              5,000,000(b)      4,963,778
   10-17-00         6.55              1,000,000(b)        991,694
Delaware Funding
   10-10-00         6.55              3,800,000(b)      3,773,242
   10-24-00         6.56              3,000,000(b)      2,971,292
Enterprise Funding
   10-27-00         6.60              2,500,000(b)      2,474,606
Falcon Asset
   09-07-00         6.53              1,000,000(b)        998,913
   10-17-00         6.57              5,000,000(b)      4,958,344
Fleet Funding
   09-22-00         6.54              5,000,000(b)      4,980,983
Household Finance
   09-18-00         6.54              2,100,000         2,093,534
   09-19-00         6.54              4,000,000         3,986,960
   10-25-00         6.59              5,000,000         4,951,025
Intl Lease Finance
   11-07-00         6.59              4,700,000         4,643,056
Paccar Financial
   11-02-00         6.59              3,900,000         3,856,207
   11-10-00         6.57              3,500,000         3,455,832
   11-20-00         6.57              3,900,000         3,843,840
Preferred Receivables
   09-11-00         6.53              6,000,000(b)      5,989,133
   09-14-00         6.54              1,000,000(b)        997,646
Receivables Capital
   09-12-00         6.52              3,800,000(b)      3,792,441
   09-20-00         6.54              3,500,000(b)      3,487,956
   09-22-00         6.57              2,000,000(b)      1,992,370
Sheffield Receivables
   09-15-00         6.55              3,000,000(b)      2,992,382
   10-02-00         6.57              3,000,000(b)      2,983,131
Three Rivers Funding
   09-01-00         6.65              5,000,000         5,000,000
Variable Funding Capital
   09-08-00         6.56              5,000,000(b)      4,993,632
   10-10-00         6.57              1,000,000(b)        992,937
Windmill Funding
   09-12-00         6.53              2,000,000(b)      1,996,016
   09-14-00         6.54              1,000,000(b)        997,646
Total                                                 134,645,610

Food (2.4%)
Cargill Asia Pacific
   09-01-00         6.66              5,000,000(b)      5,000,000
Heinz (HJ)
   10-18-00         6.54              5,000,000         4,957,700
   10-20-00         6.55              9,100,000         9,019,614
Total                                                  18,977,314

Health care (2.4%)
Glaxo Wellcome
   09-07-00         6.54              9,800,000(b)      9,789,334
   09-13-00         6.52              2,900,000(b)      2,893,707
   11-09-00         6.56              3,000,000(b)      2,962,740
   11-17-00         6.57              3,000,000(b)      2,958,420
Total                                                  18,604,201

Insurance (1.8%)
American General
   09-18-00         6.54              2,500,000         2,492,303
   10-12-00         6.55              4,900,000         4,863,726
American General Finance
   10-23-00         6.55              3,000,000         2,971,877
   11-06-00         6.56              3,900,000         3,853,668
Total                                                  14,181,574

Media (5.9%)
Gannett
   10-05-00         6.54              5,000,000(b)      4,969,306
   10-25-00         6.55              5,000,000(b)      4,951,325
   11-21-00         6.59              7,000,000(b)      6,897,783
   11-21-00         6.60              7,000,000(b)      6,897,625
Reed Elsevier
   09-08-00         6.52              5,000,000(b)      4,993,671
   10-11-00         6.53              9,500,000(b)      9,431,599
   10-19-00         6.56              3,000,000         2,974,000
   10-26-00         6.57              5,000,000(b)      4,950,347
Total                                                  46,065,656

Metals (3.1%)
Alcoa
   09-06-00         6.53             10,000,000         9,990,944
   10-10-00         6.56              3,400,000         3,376,022
   10-12-00         6.53              5,000,000         4,963,100
   10-16-00         6.53              3,400,000         3,372,460
   11-17-00         6.56              2,700,000         2,662,636
Total                                                  24,365,162

Miscellaneous (1.5%)
Barton Capital
   10-05-00         6.54              6,000,000(b)      5,963,166
CXC
   09-25-00         6.56              1,000,000(b)        995,647
   10-10-00         6.59              5,000,000(b)      4,964,575
Total                                                  11,923,388

Multi-industry conglomerates (4.6%)
GE Capital Intl Funding
   09-01-00         6.53              4,000,000(b)      4,000,000
   09-08-00         6.52              5,000,000(b)      4,993,671
   09-21-00         6.54              3,000,000(b)      2,989,133
   10-25-00         6.58              2,000,000(b)      1,980,440
   10-31-00         6.59              4,000,000(b)      3,956,533
   11-07-00         6.58              2,000,000         1,975,806
   11-08-00         6.58              5,000,000(b)      4,938,611
   11-13-00         6.58              4,000,000(b)      3,947,359
General Electric Capital
   09-01-00         6.67              5,000,000         5,000,000
   11-08-00         6.58              2,000,000         1,975,444
Total                                                  35,756,997

Retail (4.6%)
May Department Stores
   10-27-00         6.58              6,800,000         6,731,139
   11-13-00         6.60              7,000,000         6,907,595
   11-14-00         6.60              4,700,000         4,637,106
Wal-Mart Stores
   09-26-00         6.53              5,800,000(b)      5,773,819
   10-03-00         6.52              6,600,000(b)      6,561,984
   10-03-00         6.54              5,500,000(b)      5,468,222
Total                                                  36,079,865

Utilities -- electric (4.5%)
Natl Rural Utilities
   09-21-00         6.52              7,300,000         7,273,639
   10-23-00         6.53              4,700,000         4,656,076
   11-14-00         6.56              5,000,000         4,933,503
   11-14-00         6.57              3,000,000         2,960,040
   11-16-00         6.57              3,000,000         2,958,960
Xcel Energy
   10-03-00         6.56              8,700,000         8,649,579
   10-30-00         6.60              3,900,000         3,858,262
Total                                                  35,290,059

Utilities -- telephone (3.7%)
AT&T
   09-18-00         6.53              2,200,000         2,193,237
   10-02-00         6.53              3,000,000         2,983,234
Bell Atlantic Finance Services
   09-29-00         6.54              5,000,000         4,974,684
   10-05-00         6.55              5,000,000         4,969,259
   10-12-00         6.58              1,100,000         1,091,819
   10-13-00         6.56              2,600,000         2,580,253
SBC Communications
   09-25-00         6.53              3,300,000(b)      3,285,700
   09-26-00         6.53              2,200,000(b)      2,190,069
   10-26-00         6.55              4,900,000(b)      4,851,415
Total                                                  29,119,670

Total commercial paper
(Cost: $750,420,520)                                 $750,420,520

Letters of credit (1.5%)
Issuer        Annualized           Amount           Value(a)
             yield on date       payable at
              of purchase         maturity

Bank of America-AES Shady Point
   11-08-00       6.58%              $2,000,000        $1,975,444
Toronto Dominion Bank-Presbyterian Healthcare
    Services
   09-06-00       6.57               10,000,000         9,990,889

Total letters of credit
(Cost: $11,966,333)                                   $11,966,333

Total investments in securities
(Cost: $783,386,853)(d)                              $783,386,853

 Notes to investments in securities
(a)Securities are valued by procedures described in Note 1 to the financial statements.
(b)Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(c)Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate n Aug. 31, 2000.
(d)Also represents the cost of securities for federal income tax purposes at Aug. 31, 2000.

Investments in Securities
AXP VP - Diversified Equity Income Fund
Aug. 31, 2000

(Percentages represent value of investments compared to net assets)

Common stocks (97.4%)
Issuer                      Shares           Value(a)

Aerospace & defense (1.8%)
Boeing                      4,901           $262,682
Goodrich (BF)               3,568            145,553
Total                                        408,235

Automotive & related (1.1%)
Ford Motor                 10,036            243,026
Visteon                       737             11,562
Total                                        254,588

Banks and savings & loans (11.7%)
Bank of America            11,686            625,171
Bank of New York            7,312            383,192
First Union                 5,966            172,641
FleetBoston Financial      12,704            541,655
Mellon Financial           10,514            475,477
Wells Fargo                11,035            476,658
Total                                      2,674,794

Beverages & tobacco (3.0%)
Anheuser-Busch              4,027            317,378
Philip Morris              12,700            376,237
Total                                        693,615

Building materials & construction (0.5%)
Martin Marietta Materials   2,772            110,833

Chemicals (1.1%)
Dow Chemical                2,919             76,437
Du Pont (EI) de Nemours     4,063            182,373
Total                                        258,810

Communications equipment & services (1.4%)
Motorola                    8,916            321,402

Computers & office equipment (5.2%)
Compaq Computer             5,394            183,627
Electronic Data Systems     2,196            109,409
Equant ADR                  1,714(b,c)        65,846
First Data                  3,125            149,039
Hewlett-Packard             1,120            135,204
Intl Business Machines      1,981            261,487
Solectron                   6,229(b)         282,235
Total                                      1,186,847

Electronics (0.9%)
Natl Semiconductor          2,181(b)          96,962
Texas Instruments           1,735            116,095
Total                                        213,057

Energy (9.3%)
Chevron                     7,635            645,158
Conoco Cl A                12,720            320,472
Conoco Cl B                 3,569             93,240
Exxon Mobil                 9,854            804,379
Kerr-McGee                  4,163            263,071
Total                                      2,126,320

Energy equipment & services (0.9%)
Halliburton                 3,710            196,630

Financial services (15.7%)
Alliance Capital Management
  Holding LP                9,869(d)         511,030
Citigroup                  18,401          1,074,177
Fannie Mae                  4,510            242,434
Lehman Brothers Holdings    1,933            280,071
MBNA                       10,159            358,740
Morgan Stanley,
Dean Witter, Discover & Co  5,357            575,947
Providian Financial         4,617            530,526
Total                                      3,572,925

Food (2.2%)
General Mills               9,511            305,497
SUPERVALU                  13,235            197,763
Total                                        503,260

Health care (6.8%)
American Home Products      5,508            298,465
Baxter Intl                 4,328            360,305
Pfizer                      7,263            314,031
Pharmacia                   5,753            336,910
Watson Pharmaceuticals      4,018(b)         247,726
Total                                      1,557,437

Household products (2.7%)
Colgate-Palmolive           6,002            305,727
Kimberly-Clark              5,418            316,953
Total                                        622,680

Industrial equipment & services (2.1%)
Illinois Tool Works         4,379           245,519
Parker-Hannifin             6,382           222,158
Total                                       467,677

Insurance (5.3%)
American Intl Group         8,932           796,065
Marsh & McLennan            3,380           401,353
Total                                     1,197,418

Leisure time & entertainment (1.8%)
Viacom Cl B                 6,202(b)        417,472

Media (1.4%)
Adelphia Communications
 Cl A                       1,712(b)         57,343
USA Networks               10,576(b)        254,653
Total                                       311,996

Metals (0.9%)
Alcoa                       6,145           204,252

Miscellaneous (1.7%)
Stilwell Financial          8,098(b)        391,741

Paper & packaging (0.9%)
Intl Paper                  6,643           211,711

Retail (5.2%)
Circuit City Stores-Circuit
 City Group                10,864           282,038
CVS                         9,972           370,613
Gap                         8,509           190,664
Target                     15,136           351,924
Total                                     1,195,239

Utilities -- electric (2.9%)
Dominion Resources          3,569           188,991
Duke Energy                 4,886           365,406
PPL                         3,171           106,194
Total                                       660,591

Utilities-- gas (1.8%)
Coastal                     2,893           199,288
El Paso Energy              1,678            97,744
Williams Companies          2,549           117,374
Total                                       414,406

Utilities -- telephone (8.9%)
ALLTEL                        991            50,125
AT&T                       13,508           425,502
AT&T Wireless Group         6,244(b)        163,471
BellSouth                   7,412           276,266
Intermedia Communications      56(b)          1,162
SBC Communications          4,457           186,120
Sprint (PCS Group)          1,943(b)         97,519
Telefonica de Espana ADR      812(b,c)       46,541
Telefonos de Mexico ADR
 Cl L                         913(c)         49,659
Verizon                    10,113           441,180
WorldCom                    7,846(b)        286,429
Total                                     2,023,974

Total common stocks
(Cost: $21,301,581)                     $22,197,910

Short-term security (3.0%)

Issuer              Annualized         Amount            Value(a)
                   yield on date     payable at
                    of purchase       maturity

U.S. government agency
Federal Home Loan Bank Disc Nt
   10-18-00           6.46%          $700,000           $694,022

Total short-term security
(Cost: $694,147)                                        $694,022

Total investments in securities
(Cost: $21,995,728)(e)                               $22,891,932

 Notes to investments in securities
(a)Securities are valued by procedures described in Note 1 to the financial statements.
(b)Non-income producing.
(c)Foreign security values are stated in U.S. dollars. As of Aug. 31, 2000, the value of foreign securities represented 0.71% of net assets.
(d)The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.
(e)At Aug. 31, 2000, the cost of securities for federal income tax purposes was $22,039,477 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                              $2,294,446
Unrealized depreciation                              (1,441,991)
                                                     ----------
Net unrealized appreciation                            $852,455

AXP VP - Emerging Markets Fund
Aug. 31, 2000

(Percentages represent value of investments compared to net assets)


Common stocks (91.8%)(c)
Issuer                            Shares         Value(a)

Brazil (13.5%)
Banks and savings & loans (1.1%)
Uniao de Bancos Brasileiros GDR    1,800         $61,200

Communications equipment & services (2.3%)
Brasil Telecom  Participacoes ADR  1,800         126,788

Energy (3.9%)
Petroleo Brasileiro ADR            3,587         111,457
Petroleo Brasileiro ADR            3,330(b)      105,936
Total                                            217,393

Miscellaneous (1.0%)
Tele Centro Oeste Celular
 Participacoes ADR                 4,500          57,375

Utilities -- electric (2.0%)
Companhia Paranaense de
 Energia ADR                      11,700         113,344

Utilities -- telephone (3.2%)
Tele Norte Leste
 Participacoes ADR                 7,100         181,050

Chile (3.6%)
Retail (0.9%)
Distribucion y Servicio  D&S ADR   1,900          32,775

Utilities -- electric (0.7%)
Enersis ADR                        2,200(b)       37,950

Utilities -- telephone (2.0%)
Compania de Telecomunicaciones
 de Chile ADR                      6,500(b)      114,563

China (1.0%)
Energy
Shanghai Petrochemical
Series H                         360,000          59,082

Greece (3.0%)
Banks and savings & loans (2.1%)
Alpha Bank                         2,277          69,097
Natl Bank of Greece                1,386          47,314
Total                                            116,411

Utilities -- telephone (0.9%)
Hellenic Telecommunications
 Organization                      2,836          52,943

Hong Kong (6.4%)
Communications equipment & services (3.5%)
China Mobile                      18,000(b)     $138,473
China Unicom                      22,000(b)       51,056
Total                                            189,529

Computers & office equipment (1.5%)
Legend Holdings                   80,000          85,136

Financial services (1.4%)
Hong Kong   Exchanges & Clearing  38,000(b)       78,687

 Hungary (2.0%)
Banks and savings & loans
OTP Bank GDR                       2,050         110,188

India (6.6%)
Beverages & tobacco (1.7%)
ITC GDR                            5,000          95,626

Building materials & construction (0.7%)
Gujarat Ambuja Cements GDR         9,000(b,d)     41,625

Computer software & services (0.5%)
SSI GDR                            3,700(b,d)     27,473

Computers & office equipment (2.2%)
Infosys Technologies ADR             800         124,812

Miscellaneous (0.7%)
Videsh Sanchar Nigam GDR           3,700(d)       40,423

Textiles & apparel (0.8%)
Reliance Inds GDR                  2,850(d)       46,811

 Israel (5.1%)
Banks and savings & loans (1.2%)
Bank Hapoalim                     21,000          66,916

Communications equipment & services (1.1%)
NICE-Systems ADR                     800(b)       64,000

Electronics (2.0%)
Orbotech                           1,170(b)      113,271

Miscellaneous (0.8%)
Partner Communications ADR         4,500(b)       42,750

 Malaysia (2.8%)
Electronics (0.8%)
Malaysian Pacific Inds             5,000          43,421

Leisure time & entertainment (0.9%)
Tanjong Public                    23,000          49,934

Utilities -- electric (1.1%)
Tenaga Nasional                   19,000          63,500

Mexico (11.3%)
Banks and savings & loans (2.9%)
Grupo Financiero
Banamex Accival Cl O              11,100(b)       56,672
Grupo Financiero
 BBVA Bancomer Cl O              215,400(b)      108,455
Total                                            165,127

Beverages & tobacco (2.1%)
Fomento Economico Mexicano ADR     1,300          59,231
Grupo Modelo Cl C                 24,500          61,080
Total                                            120,311

Building materials & construction (1.0%)
Cemex ADR                          2,300          53,906

Media (1.0%)
Grupo Televisa GDR                   900(b)       58,275

Multi-industry conglomerates (1.0%)
Alfa Cl A                         20,000          55,076

Retail (1.0%)
Organizacion Soriana Cl B         13,400          57,789

Utilities -- telephone (2.2%)
Telefonos de Mexico ADR Cl L       2,250         122,484

Russia (6.2%)
Communications equipment & services (1.9%)
Mobile Telesystems ADR             3,680(b)      107,180

Energy (3.2%)
Lukoil Holding ADR                 2,800         179,200

Miscellaneous (1.1%)
Surgutneftegaz ADR                 3,181          62,029

South  Africa   (3.9%)
Banks  and  savings  &  loans (0.8%)
African Bank Investments          39,400(b)       42,098

Metals (1.2%)
Anglo American Platinum            1,700          66,464

Multi-industry conglomerates (1.1%)
Johnnic Holdings                   4,500          62,280

Retail (0.8%)
Profurn                           65,000(b)       43,349

South Korea (8.7%)
Communications equipment & services (1.3%)
SK Telecom ADR                     2,800          71,750

Electronics (3.6%)
Samsung Electronics GDR            1,600         201,600

Utilities -- electric (2.3%)
Korea Electric Power ADR           7,550         127,406

Utilities -- telephone (1.5%)
Korea Telecom ADR                  2,200          83,325

Taiwan  (12.3%)
Computers & office  equipment  (1.4%)
Synnex  Technology  Intl GDR       5,005          79,517

Electronics (10.3%)
Hon Hai Precision Inds GDR         7,540(d)      133,647
Macronix Intl ADR                  1,800          39,375
Siliconware Precision  Inds ADR    8,000(b)       58,000
Taiwan Semiconductor  Mfg ADR      6,297(b)      220,394
Winbond Electronics GDR            5,070(d)      126,623
Total                                            578,039

Industrial equipment & services (0.6%)
Advanced Semicondutor
 Engineering GDR                   3,945          36,393

Thailand (0.9%)
Media
BEC World Public                   8,000          48,529

Turkey   (3.2%)
Banks   and   savings   &  loans   (1.6%)
Turkiye   Garanti Bankasi      1,802,000(b)       18,439
Yapi ve Kredi Bankasi          8,559,000          71,896
Total                                             90,335

Furniture & appliances (0.8%)
Arcelik                        1,425,000          45,160

Media (0.8%)
Hurriyet Gazetecilik ve
Matbaacilik                    4,250,000          46,735

United Kingdom (1.3%)
Metals
Billiton ADR                      18,000          70,975
Total common stocks
(Cost: $5,282,358)                            $5,130,308

Short-term security (8.8%)
Issuer                  Annualized           Amount           Value(a)
                       yield on date       payable at
                        of purchase        maturity
U.S. government agency
Federal Home Loan Bank Disc Nt
   10-06-00               6.44%             $500,000         $496,695

Total short-term security
(Cost: $496,889)                                             $496,695

Total investments in securities
(Cost: $5,779,247)(e)                                      $5,627,003

Notes to investments in securities
(a)Securities are valued by procedures described in Note 1 to the financial statements.
(b)Non-income producing.
(c)Foreign security values are stated in U.S. dollars.
(d)Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e)At Aug. 31, 2000, the cost of securities for federal income tax purposes was $5,795,456 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                      $349,412
Unrealized depreciation                                      (517,865)
                                                             --------
Net unrealized depreciation                                 $(168,453)

Investments in Securities
AXP VP - Extra Income Fund
Aug. 31, 2000

(Percentages represent value of investments compared to net assets)


Bonds (78.4%)
Issuer         Coupon       Principal             Value(a)
                rate         amount

Aerospace & defense (1.8%)
BE Aerospace
  Sr Sub Nts Series B
   03-01-08    8.00%        $1,800,000          $1,588,500
Compass Aerospace
  Company Guaranty Series B
   04-15-05   10.13          2,220,000             327,450
Fairchild
  Company Guaranty
   04-15-09   10.75          4,950,000           3,910,500
Sequa
  Sr Nts
   08-01-09    9.00          5,000,000           4,987,500
Total                                           10,813,950

Automotive & related (3.5%)
EV Intl
  Company Guaranty Series A
   03-15-07   11.00          2,500,000           1,737,500
French (JL) Auto Casting
  Company Guaranty Series B
   06-01-09   11.50          4,125,000           3,444,375
Hayes Lemmerz Intl
  Company Guaranty Series B
   07-15-07    9.13          3,200,000           2,928,000
Lear
  Company Guaranty Series B
   05-15-09    8.11          5,000,000           4,754,350
MSX Intl
  Company Guaranty
   01-15-08   11.38          2,725,000           2,616,000
Oxford Automotive
  Company Guaranty Series D
   06-15-07   10.13          2,675,000           2,434,250
Venture Holdings Trust
  Sr Nts Series B
   07-01-05    9.50          3,750,000           3,000,000
Total                                           20,914,475

Beverages & tobacco (0.4%)
Canandaigua Brands
  Company Guaranty
   03-01-09    8.50          2,500,000           2,400,000

Chemicals (2.4%)
Allied Waste North America
  Company Guaranty Series B
   01-01-09    7.88          3,650,000           3,289,563
   08-01-09   10.00          4,775,000           4,261,687
Lyondell Chemical
  Series B
   05-01-07    9.88          3,800,000           3,861,754
Sovereign Specialty Chemical
   03-15-10   11.88          1,500,000           1,537,500
Sterling Chemicals
  Company Guaranty Series B
   07-15-06   12.38          1,000,000           1,032,500
Total                                           13,983,004

Commercial finance (0.1%)
Advance Holding
  Zero Coupon Series B
   04-15-03   12.88          1,900,000(g)          760,000

Communications equipment & services (12.4%)
360networks
  (U.S. Dollar) Sr Nts
   05-01-08   13.00          2,060,000(c,d)      1,987,900
   08-01-09   12.00            400,000(c)          360,000
Birch Telecom
  Sr Nts
   06-15-08   14.00          3,000,000           1,796,250
Cable Satisfaction Intl
   03-01-10   12.75          1,155,000           1,027,950
Caprock Communications
  Sr Nts Series B
   07-15-08   12.00          3,250,000           2,080,000
Covad Communications Group
  Sr Nts
   02-15-09   12.50          2,000,000           1,570,000
DLJ Secured Loan Trust
  Sr Secured Ctfs
   07-07-07   10.13          2,000,000(d)        2,086,800
   07-09-07   11.00          2,500,000(d)        2,500,000
Dobson/Sygnet Communications
  Sr Nts
   12-15-08   12.25          3,400,000           3,468,000
EchoStar DBS
  Sr Nts
   02-01-09    9.38          4,200,000           4,163,250
Equinix
  Sr Nts
   12-01-07   13.00          1,680,000           1,344,000
Esprit Telecom Group
  (U.S. Dollar) Sr Nts
   12-15-07   11.50          3,850,000(c)        2,233,000
   06-15-08   10.88          3,000,000(c)        1,650,000
GST Telecommunications
  Sr Sub Nts
   11-15-07   12.75            750,000(b)          135,000
GT Group Telecom
  (U.S. Dollar) Zero Coupon
   02-01-05   13.25          4,110,000(c,d,g)    2,116,650
IPCS
  Zero Coupon
   07-15-05   14.00              3,155(d,g)      1,877,225
KMC Telecom Holdings
  Sr Nts
   05-15-09   13.50          3,000,000           2,400,000
  Zero Coupon Sr Disc Nts
   02-15-03  12.68           1,500,000(g)          570,000
MJD Communications
  Sr Sub Nts Series B
   05-01-08   9.50           1,100,000             968,000
Nextel Partners
  Sr Nts
   03-15-10  11.00           1,100,000(d)        1,100,000
NTL
  Sr Nts Series B
   02-15-07  10.00           3,000,000           2,910,000
  Zero Coupon Sr Nts Series B
   02-01-01  11.40           5,000,000(g)        4,706,250
NTL Communications
  Zero Coupon Sr Nts Series B
   10-01-03  12.38           1,500,000(g)          975,000
Orius Capital
  Sr Sub Nts
   02-01-10  12.75           1,100,000(d)        1,133,000
Price Communications Wireless
  Company Guaranty Series B
   12-15-06   9.13           8,550,000           8,635,501
Rhythms NetConnections
  Sr Nts
   04-15-09  12.75           1,750,000           1,102,500
   02-15-10  14.00           2,250,000           1,462,500
Spectrasite Holdings
  Zero Coupon Sr Disc Nts
   04-15-04  11.25           4,225,000(g)        2,577,250
Tele1 Europe
  (U.S. Dollar) Sr Nts
   05-15-09  13.00           2,000,000(c)        1,990,000
Telehub Communications
  Zero Coupon Company Guaranty
   07-31-01  13.88           3,000,000(g)          600,000
UbiquiTel
  Zero Coupon Company Guaranty
   04-15-05  14.00           4,900,000(g)        2,548,000
Versatel Telecom
  (U.S. Dollar) Sr Nts
   05-15-08  13.25           2,800,000(c)        2,632,000
Vialog
  Company Guaranty
   11-15-01  12.75           3,720,000           3,124,800
Voicestream Wireless
  Sr Nts
   11-15-09  10.38           4,193,748           4,529,248
Total                                           74,360,074

Computers & office equipment (1.8%)
Concentric Network
  Sr Nts
   12-15-07  12.75           1,600,000          1,608,000
Cooperative Computing
  Sr Sub Nts
   02-01-08   9.00           2,840,000          1,136,000
Exodus Communications
  Sr Nts
   07-15-10  11.63           2,675,000(d)       2,715,125
Globix
  Sr Nts
   02-01-10  12.50           6,925,000          5,263,000
Verio
  Sr Nts
   04-01-05  10.38             250,000            275,135
Total                                          10,997,260

Electronics (0.3%)
Flextronics Intl
  (U.S. Dollar) Sr Sub Nts
   07-01-10   9.88           1,460,000(c,d)     1,514,750

Energy (2.0%)
AES Drax Energy
   08-30-10  11.50           1,600,000(d)       1,672,000
Energy Corp of America
  Sr Sub Nts Series A
   05-15-07   9.50           3,050,000          2,135,000
Hurricane Hydrocarbons
  (U.S. Dollar) Sr Nts
   11-01-04  16.00           1,313,384(b,c,d)   1,313,384
Lodestar Holdings
  Company Guaranty
   05-15-05  11.50           5,565,000            834,750
Ocean Energy
  Company Guaranty Series B
   07-01-08   8.38           2,750,000          2,743,125
Rayovac
  Sr Sub Nts Series B
   11-01-06  10.25           2,412,000         2,484,360
Roil
  (U.S. Dollar)
   12-05-02  12.78             693,600(c,d)       664,122
Total                                          11,846,741

Energy equipment & services (0.1%)
Seven Seas Petroleum
  Sr Nts Series B
   05-15-05  12.50           2,000,000            500,000

Financial services (2.0%)
AOA Holdings LLC
  Sr Nts
   06-01-06  10.38           2,500,000          2,400,000
Gemini Inds
   12-23-01  13.50           1,507,500(b,i)       150,750
Indah Kiat Finance Mauritius
  (U.S. Dollar) Company Guaranty
   07-01-07  10.00           1,955,000(c)       1,133,900
LaBranche
  Sr Sub Nts
   03-01-07  12.00           3,200,000          3,360,000
RBF Finance
  Company Guaranty
   03-15-09  11.38           4,060,000          4,689,300
Total                                          11,733,950

Food (1.0%)
Aurora Foods
  Sr Sub Nts Series B
   02-15-07   9.88             705,000            549,900
  Sr Sub Nts Series D
   02-15-07   9.88           4,375,000          3,412,500
RAB Enterprises
  Company Guaranty
   05-01-05  10.50           2,400,000          1,704,000
Total                                           5,666,400

Health care (0.2%)
Alaris Medical Systems
  Company Guaranty
   12-01-06   9.75           1,475,000          1,069,375

Health care services (2.8%)
Fountain View
  Company Guaranty Series B
   04-15-08  11.25           1,450,000           217,500
Genesis Health Ventures
  Sr Sub Nts
   10-01-06   9.25           1,700,000(b)        153,000
HCA-The Healthcare
   09-01-10   8.75           1,375,000         1,371,508
Magellan Health Services
  Sr Sub Nts
   02-15-08   9.00           4,100,000         2,357,500
Oxford Health Plans
  Sr Nts
   05-15-05  11.00           4,575,000         4,803,749
Paracelsus Healthcare
  Sr Sub Nts
   08-15-06  10.00           4,385,000(b)     1,359,350
Physician Sales & Service
  Company Guaranty
   10-01-07   8.50           1,400,000         1,344,000
Tenet Healthcare
  Sr Nts
   09-01-10   9.25           2,225,000(d)      2,308,438
  Sr Sub Nts Series B
   12-01-08   8.13           2,950,000         2,802,500
Total                                         16,717,545

Industrial equipment & services (2.1%)
Blount
  Company Guaranty
   06-15-05   7.00           2,175,000        1,870,500
Fairfield Mfg
  Sr Sub Nts
   10-15-08   9.63           3,300,000        2,805,000
Grove Holdings/Capital LLC
  Zero Coupon
   05-01-03  11.63           1,000,000(b,g)      10,000
Grove Inds LLC
   05-01-10  14.50             930,165           32,556
Motor & Gears
  Sr Nts Series D
   11-15-06  10.75           5,250,000        5,105,625
Thermadyne Holdings
  Zero Coupon
   06-01-03  12.50           3,000,000(g)     1,083,750
Thermadyne Mfg
  Company Guaranty
   06-01-08   9.88           2,000,000        1,540,000
Total                                        12,447,431

Insurance (0.4%)
Americo Life
  Sr Sub Nts
   06-01-05   9.25           2,700,000        2,524,500

Leisure time & entertainment (5.7%)
Alliance Atlantis Communications
  (U.S. Dollar) Sr Sub Nts
   12-15-09  13.00           1,750,000(c)     1,793,750
Cinemark USA
  Sr Sub Nts Series B
   08-01-08   9.63           3,050,000        1,098,000
Coast Hotels & Casino
  Company Guaranty
   04-01-09   9.50           2,805,000        2,762,925
Hammons (JQ) Hotels
  1st Mtge
   02-15-04   8.88           2,500,000        2,312,500
Hollywood Casino Shreveport
  1st Mtge
   08-01-06  13.00           1,500,000        1,608,750
Horseshoe Gaming Holdings
  Company Guaranty
   06-15-07   9.38           1,380,000        1,373,100
   05-15-09   8.63           1,620,000        1,579,500
Icon Health & Fitness
  Company Guaranty
   09-27-05  12.00             444,000(d)       288,600
Isle of Capri Casinos/Capital
  1st Mtge Series B
   08-31-04  13.00           2,750,000        2,997,500
Lodgenet Entertainment
  Sr Nts
   12-15-06  10.25           2,000,000        2,000,000
Mandalay Resort Group
  Sr Nts
   08-01-08   9.50             800,000(d)       820,000
Premier Cruises
  Sr Nts
   03-15-08  11.00           2,000,000(b,d,h,i)     --
Premier Parks
  Sr Nts
   04-01-06   9.25           2,100,000        1,963,500
   06-15-07   9.75           2,550,000        2,428,875
Regal Cinemas
  Sr Sub Nts
   06-01-08   9.50           1,260,000          113,400
   12-15-10   8.88           1,250,000          112,500
Station Casinos
  Sr Sub Nts
   07-01-10   9.88             605,000          601,975
Trump Atlantic City Assn/Funding
  1st Mtge Company Guaranty
   05-01-06  11.25          11,400,000        7,695,000
Trump Holdings & Funding
  Sr Nts
   06-15-05  15.50             700,000          420,000
United Artists Theatres
  Series 1995A
   07-01-15   9.30           2,685,957        1,622,372
  Sr Sub Nts Series B
   04-15-08   9.75           4,505,000(b)        90,100
Total                                        33,682,347

Media (8.9%)
Adelphia Communications
  Zero Coupon Sr Nts Pay-in-kind Series B
   02-15-04   9.50              60,991(e,j)      58,551
AMFM
  Zero Coupon Sr Disc Nts
   02-01-02   7.49           1,000,000(g)       940,000
AMFM Operating
  Pay-in-kind
   10-31-06  12.63           1,060,700(j)     1,211,850
Australis Holdings
  (U.S. Dollar) Zero Coupon Sr Disc Nts
   11-01-00  13.35           2,260,000(b,c,g,i)  11,300
Australis Media
  (U.S. Dollar)
   11-01-00  14.00             197,041(c,i)     193,282
   05-15-03  15.75           4,547,958(b,c,i)       885
Benedek Communications
  Zero Coupon Sr Disc Nts
   05-15-01  13.89           2,750,000(g)     2,282,500
Big City Radio
  Zero Coupon Company Guaranty
   03-15-01  11.25           2,000,000(g)     1,180,000
Capstar Broadcasting
  Sub Deb Pay-in-kind
   07-01-09  12.00           1,123,600(j)     1,280,904
Charter Communications Holdings LLC/Capital
  Sr Nts
   04-01-09   8.63           2,000,000        1,830,000
Charter Communications Holdings/Charter Capital
  Sr Nts
   04-01-09  10.00           2,400,000        2,400,000
   01-15-10  10.25           2,250,000        2,238,750
Charter Communications LLC/Capital
  Zero Coupon Sr Disc Nts
   04-01-04  14.16           4,350,000(g)     2,610,000
Coaxial Communications/Phoenix
  Company Guaranty
   08-15-06  10.00           2,215,000        2,181,775
Golden Sky Systems
  Company Guaranty Series B
   08-01-06  12.38           1,500,000        1,650,000
MDC Communications
  (U.S. Dollar) Sr Sub Nts
   12-01-06  10.50           3,250,000(c)     3,120,000
Paxson Communications
  Sr Sub Nts
   10-01-02  11.63           4,350,000        4,453,313
Pegasus Media & Communications
  Series B
   07-01-05  12.50           1,500,000        1,575,000
  Sr Nts Series B
   10-15-05   9.63           5,180,000        5,154,099
Radio Unica
  Zero Coupon Company Guaranty
   08-01-02  11.74           2,500,000(g)     1,725,000
Regional Independent Medical
  (U.S. Dollar) Sr Nts
   07-01-08  10.50           2,600,000(c)     2,704,000
Sinclair Broadcasting Group
  Company Guaranty
   07-15-07   9.00           2,950,000        2,743,500
Telemundo Holdings
  Zero Coupon Sr Disc Nts Series B
   08-15-03  11.50           4,000,000(g)     2,780,000
TeleWest Communications
  (U.S. Dollar) Sr Nts
   11-01-08  11.25           2,000,000(c)     1,980,000
  (U.S. Dollar) Zero Coupon Sr Disc Nts
   04-15-04   8.96           4,100,000(c,g)   2,275,500
Veninfotel
  (U.S. Dollar) Cv Pay-in-kind
   03-01-02  10.00           1,215,506(c,i,j) 1,823,259
WRC Media/Weekly Read/Compass
  Sr Sub Nts
   11-15-09  12.75           2,500,000        2,275,000
Total                                        52,678,468

Metals (2.5%)
AK Steel
  Company Guaranty
   02-15-09   7.88           3,000,000        2,797,500
EnviroSource
  Sr Nts
   06-15-03   9.75           2,000,000          620,000
Great Lakes Acquisition
  Zero Coupon Series B
   05-15-03  21.06           2,635,000(g)     1,133,050
Great Lakes Carbon
  Company Guaranty Pay-in-kind Series B
   05-15-08  10.25           1,060,000(j)       837,400
Imexsa Export Trust
  (U.S. Dollar)
   05-31-03  10.13             659,636(c,d)     639,847
Maxxam Group Holdings
  Sr Nts Series B
   08-01-03  12.00           2,000,000        1,840,000
Natl Steel
  1st Mtge Series D
   03-01-09   9.88           2,300,000        2,018,250
Ormet
  Company Guaranty
   08-15-08  11.00           1,600,000(d)     1,456,000
Pen Holdings
  Company Guaranty Series B
   06-15-08   9.88           1,570,000        1,208,900
Renco Steel Holdings
  Sr Nts Series B
   02-01-05  10.88           1,500,000        1,290,000
Sheffield Steel
  1st Mtge Series B
   12-01-05  11.50           2,000,000        1,200,000
Total                                        15,040,947

Miscellaneous (7.7%)
Actuant
  Company Guaranty
   05-01-09  13.00           2,200,000(d)     2,244,000
Adams Outdoor Advertising
  Sr Nts
   03-15-06  10.75           3,000,000        3,090,000
Advanced Glassfiber Yarn
  Sr Sub Nts
   01-15-09   9.88           3,620,000        3,217,275
Argo-Tech
  Company Guaranty Series D
   10-01-07   8.63           3,000,000        2,400,000
Bistro Trust
   12-31-02   9.50           1,000,000(d)       951,000
Booth Creek Ski Holdings
  Sr Nts Series B
   03-15-07  12.50             500,000          376,250
Centaur Mining & Exploration
  (U.S. Dollar) Company Guaranty
   12-01-07  11.00           2,500,000(c)     1,425,000
Comforce Operating
  Sr Nts Series B
   12-01-07  12.00             750,000          376,875
Consolidated Container/ Consolidated Container Capital
   07-15-09  10.13           2,750,000        2,736,250
Cybernet Internet Service
  Sr Nts
   07-01-09  14.00           2,000,000          865,000
Dura Operating
  Company Guaranty Series B
   05-01-09   9.00           2,050,000        1,873,188
Falcon Products
  Company Guaranty Series B
   06-15-09  11.38           2,750,000        2,612,500
ISG Resources
   04-15-08  10.00           3,605,000        3,064,250
Nationwide Credit
  Sr Nts Series A
   01-15-08  10.25             835,000          555,275
Norcal Waste Systems
  Company Guaranty Series B
   11-15-05  13.50           2,475,000        2,580,188
Normandy Yandal Operations
  (U.S. Dollar) Sr Nts
   04-01-08   8.88           2,000,000(c)     1,760,000
NSM Steel
  Company Guaranty
   02-01-06  12.00             779,610(b,d)      31,184
   02-01-08  12.25           1,200,000(b,d)      24,000
Omega Cabinets
  Sr Sub Nts
   06-15-07  10.50           1,460,000        1,343,200
Outsourcing Solutions
  Sr Sub Nts Series B
   11-01-06  11.00           7,190,000        6,111,499
Park-Ohio Inds
  Sr Sub Nts
   12-01-07   9.25           3,695,000        3,380,925
Poland Telecom Finance
  (U.S. Dollar) Company Guaranty Series B
   12-01-07  14.00           1,775,000(c)       239,625
SC Intl
   09-01-07   9.25           3,700,000        3,589,000
Stellex Inds
  Sr Sub Nts Series B
   11-01-07   9.50           1,250,000(b)       175,000
Talton Holdings
  Company Guaranty Sr Nts Series B
   06-30-07  11.00             570,000          473,100
Total                                        45,494,584

Multi-industry conglomerates (1.2%)
Communications & Power Inds
  Sr Sub Nts Series B
   08-01-05  12.00           2,000,000        1,360,000
Jordan Inds
  Sr Nts Series D
   08-01-07  10.38           4,240,000        3,964,399
  Zero Coupon Sr Sub Debs Series B
   04-01-02  11.75           1,608,386(g)     1,045,451
Metromedia Intl Group
  Sr Disc Nts Series B
   09-30-07  10.50             145,650           65,543
Prime Succession
  Sr Sub Nts
   08-15-04  10.75           2,710,000(b)       406,500
Total                                         6,841,893

Paper & packaging (6.0%)
Berry Plastics
  Company Guaranty Series C
   04-15-04  12.25             750,000          716,250
  Sr Sub Nts Series B
   07-15-07  11.00           2,500,000        2,250,000
BPC Holding
  Pay-in-kind Sr Nts Series B
   06-15-06  12.50           1,817,956(j)     1,490,724
Crown Paper
  Sr Sub Nts
   09-01-05  11.00           4,785,000(b)     1,291,950
Doman Inds
  (U.S. Dollar)
   03-15-04   8.75           1,000,000(c)       802,500
  (U.S. Dollar) Company Guaranty
   07-01-04  12.00           1,750,000(c)     1,785,000
  (U.S. Dollar) Sr Nts Series B
   11-15-07   9.25           2,175,000(c)     1,609,500
Gaylord Container
  Sr Nts
   06-15-07   9.75           3,428,000        2,742,400
   02-15-08   9.88             175,000           98,000
Graham Packaging/GPC Capital
  Zero Coupon Sr Disc Nts Series B
   01-15-03  11.57           2,100,000(g)     1,260,000
Packaging Corp of America
  Company Guaranty
   04-01-09   9.63           1,985,000        2,034,625
Repap New Brunswick
  (U.S. Dollar) Sr Nts
   06-01-04   9.00           6,575,000(c)     6,640,750
Riverwood Intl
  Company Guaranty
   04-01-08  10.88           1,450,000        1,370,250
  Company Guaranty Sr Nts
   04-01-06  10.25           1,300,000        1,313,000
Silgan Holdings
   06-01-09   9.00           4,245,000        3,862,950
Stone Container
  Sr Nts
   08-01-16  12.58           2,000,000        2,080,000
Warren (SD)
  Pay-in-kind
   12-15-06  14.00           4,032,449(j)     4,425,613
Total                                        35,773,512

Restaurants & lodging (2.5%)
Domino's
  Company Guaranty Series B
   01-15-09  10.38           2,825,000        2,697,875
Florida Panthers Holdings
  Company Guaranty
   04-15-09   9.88           2,150,000        2,064,000
MGM Grand
  Sr Sub Nts
   06-01-07   9.75           6,000,000        6,285,000
Prime Hospitality
  Sr Sub Nts Series B
   04-01-07   9.75           3,750,000        3,731,250
Total                                        14,778,125

Retail (0.7%)
Dairy Mart Convenience Stores
  Sr Sub Nts
   03-15-04  10.25           3,850,000        2,752,750
Eye Care Centers of America
  Company Guaranty
   05-01-08   9.13           1,725,000          638,250
Flooring America
  Company Guaranty
   10-15-07   9.25           1,109,000          654,310
Total                                         4,045,310

Textiles & apparel (0.5%)
Anvil Knitwear
  Sr Nts Series B
   03-15-07  10.88             635,000          555,625
Galey & Lord
  Company Guaranty
   03-01-08   9.13           3,600,000        1,872,000
GFSI Holdings
  Zero Coupon Sr Disc Nts Series B
   09-15-04  10.77           2,700,000(g)       405,000
Steel Heddle Group
  Zero Coupon Series B
   06-01-03  13.74           1,600,000(g)       112,000
Total                                         2,944,625

Transportation (0.5%)
American Architectural
  Company Guaranty
   12-01-07  11.75           1,600,000(b)       274,000
Global Ocean Carriers
  Sr Nts
   07-15-07  10.25           2,500,000(b)     1,125,000
Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
   06-15-04   9.25             350,000(c)       112,000
   06-15-07   9.50             500,000(c)       150,000
Hermes Europe RailTel
  (U.S. Dollar) Sr Nts
   01-15-09  10.38           2,100,000(c)     1,344,000
Total                                         3,005,000

Utilities -- telephone (9.0%)
Allegiance Telecom
  Zero Coupon Sr Disc Nts Series B
   02-15-03  11.99           5,950,000(g)     4,254,250
COLT Telecom Group
  (U.S. Dollar) Zero Coupon Sr Disc Nts
   12-15-01  12.00           2,000,000(c,g)   1,802,500
Dobson Communications
  Sr Nts
   07-01-10  10.88           2,500,000(d)     2,484,375
Energis
  (U.S. Dollar)
   06-15-09   9.75           1,700,000(c)     1,691,500
Geotek Communications
  Cv Sr Sub Nts
   02-15-01  12.00             500,000(b)           625
Intermedia Communications
  Sr Nts Series B
   06-01-08   8.60           2,000,000        1,640,000
  Zero Coupon Sr Disc Nts Series B
   07-15-02  10.65           3,860,000(g)     2,624,800
ITC Deltacom
  Sr Nts
   03-01-08   8.88           1,960,000        1,568,000
   11-15-08   9.75           1,500,000        1,230,000
Level 3 Communications
   03-15-08  11.00           2,000,000        1,980,000
McLeod USA
  Sr Nts
   03-15-08   8.38             370,000          340,400
   02-15-09   8.13           2,250,000        2,013,750
Metromedia Fiber Network
  Sr Nts Series B
   11-15-08  10.00             750,000          738,750
  Sr Nts
   12-15-09  10.00           3,500,000        3,447,500
Nextel Communications
  Cv
   11-15-09   9.38           5,000,000        4,900,000
  Zero Coupon Sr Nts
   02-15-03   9.95           3,845,000(g)     2,922,200
Primus Telecomm Group
  Sr Nts
   08-01-04  11.75           1,175,000          763,750
   01-15-09  11.25           1,750,000        1,102,500
  Sr Nts Series B
   05-15-08   9.88           2,500,000        1,500,000
PSINet
  Sr Nts
   12-01-06  10.50           3,650,000        3,148,125
RSL Communications
  (U.S. Dollar) Company Guaranty
   11-15-06  12.25           5,775,000(c)     2,021,250
TeleCorp PCS
  Sr Sub Nts
   07-15-10  10.63           2,425,000(d)     2,522,000
United Pan-Europe Communications
  (U.S. Dollar) Sr Nts Series B
   08-01-09  10.88           2,300,000(c)     1,955,000
   11-01-09  11.25           1,500,000(c)     1,301,250
   02-01-10  11.25           1,600,000(c)     1,398,000
   02-01-10  11.50             975,000(c)       853,125
Williams Communications Group
  Sr Nts
   08-01-10  11.88           3,280,000(d)     3,280,000
Total                                        53,483,650

Total bonds
(Cost: $551,504,162)                      $466,017,916

Common stocks (1.1%)
Issuer                                Shares              Value(a)

Global  TeleSystems                  21,800(b)            $188,025
Globix                               33,088(b)             887,172
Intermedia Communications            51,526(b)           1,069,165
Intermedia Communications             1,733(b)              35,960
Nextel Communications Cl A            8,646(b)             479,313
OpTel                                 2,250(b,d)                23
PhoneTel Technologies               161,880(b)              51,802
Premier  Holdings                   148,117(i)             407,322
Price Communications                 57,000(b)           1,168,500
VIALOG                               37,529(i)             295,541
Western Wireless Cl A                30,000(b)           1,533,749
Wilshire Financial  Services Group  286,815(b)             466,074
Wilshire Real Estate
  Investment Trust                   30,000(b)              82,500
WRC Media                             3,382(d)               3,382

Total common stocks
(Cost: $12,471,295)                                     $6,668,528

Preferred stocks & other (10.3%)
Issuer                       Shares             Value(a)

AirGate PCS
  Warrants                   3,300              $481,800
Allegiance Telecom
  Warrants                   4,950               539,550
American Restaurant Group
  12.00% Pay-in-kind Series B  627(j)            188,100
  Warrants                     500                     5
Australis Holdings
  Warrants                   1,760(c)                 18
Benedek Communications
  11.50% Pay-in-kind         1,000(b,j)          520,000
Bestel
  Warrants                   1,000               120,000
Birch Telecom
  Warrants                   2,000               109,500
Cable Satisfaction
  Warrants                   1,155(c)             11,550
Century Maintenance
  13.25% Pay-in-kind
           Series C         25,786(j)          1,933,964
Clark Materials Handling
  13.00%                     1,816(b,d)               18
COLT Telecom Group
  Warrants                   1,000               100,000
Communications & Power Inds
  14.00% Pay-in-kind
    Series B                37,777(j)          2,493,264
CSC Holdings
  11.13% Pay-in-kind
    Series M               106,882(j)         11,436,373
Cybernet Internet
  Warrants                   2,000                10,000
Dobson Communications
  13.00% Pay-in-kind         1,185(j)          1,164,360
Fairfield Mfg
  11.25% Pay-in-kind           600(b,j)          495,000
HF Holdings
  Warrants                   4,250                 4,250
Intermedia Communications
  7.00% Cm Cv Series F      60,000(b)            960,000
  13.50% Pay-in-kind
  Series B                   4,541(j)          3,088,142
Iridium World Communications
  Warrants                   1,700                    17
Jitney-Jungle Stores of America Cl A
  15.00%                    20,000(b)             40,000
KMC Telecom Holdings
  Warrants                   1,500                 3,000
Knology Holdings
  Warrants                   1,500                 3,000
Nakornthai Strip Mill
  Warrants                 759,711                     1
Nextel Communications
  11.13% Pay-in-kind
   Series E                  2,500(j)          2,412,500
  13.00% Pay-in-kind
   Series D                  2,931(j)          3,136,170
Nextlink Communications
  13.00% Pay-in-kind         3,248(j)          2,663,228
NTL
  13.00% Pay-in-kind
           Series B          4,372(j)          4,109,219
Paxson Communications
  12.50% Pay-in-kind
  Exchangeable               3,291(b,j)        3,430,783
Pegasus Communications
  12.75% Pay-in-kind         7,450(b,j)          908,900
  12.75% Pay-in-kind
  Series A                     378(b,j)          398,919
PLD Telekom
  Warrants                     200                     6
Poland Telecom
  Warrants                   1,775(c)                222
Primus Telecommunications
  Warrants                   1,175                17,038
RSL Communications
  Warrants                   1,250                19,844
Rural Cellular
  12.25%                     4,219(b)          3,712,720
SGW Holding
  12.50% Cm Pay-in-kind
  Series B                  13,972(b,i,j)        139,720
  Cv Series A                9,677(b,i)           48,385
  Warrants                     250(i)                250
Sinclair Capital
  11.63%                    20,000(b)          1,805,000
Telehub Communications
  Warrants                   3,000                    30
UbiquiTel
  Warrants                   4,900               343,000
Unifi Communications
  Warrants                   1,000                    10
Varde Fund V LP          5,000,000(b,i,k)      5,201,354
Wayland Investment
 Fund LLC                6,000,000(b,i,k)      7,634,717
XM Satellite Radio
  14.00% Cv                  1,900(d)          1,729,000

Total preferred stocks & other
(Cost: $71,068,729)                          $61,412,927

Short-term securities (8.6%)
Issuer           Annualized          Amount             Value(a)
                yield on date      payable at
                of purchase         maturity

U.S. government agencies (5.1%)
Federal Home Loan Bank Disc Nts
   09-13-00       6.40%             $500,000             $498,805
   09-27-00       6.42             2,700,000            2,686,614
   09-27-00       6.48             4,000,000            3,980,650
   09-29-00       6.44             3,000,000            2,984,509
   10-27-00       6.46             5,800,000            5,739,394
Federal Natl Mtge Disc Nts
   09-18-00       6.41             7,100,000            7,076,534
   09-21-00       6.43             7,200,000            7,171,740
Total                                                  30,138,246

Commercial paper (3.5%)
Bell Atlantic Finance Services
   10-16-00       6.58            1,800,000             1,784,843
Duke Energy
   09-07-00       6.50            1,600,000             1,597,981
Emerson Electric
   09-13-00       6.53            3,100,000(f)          3,092,712
General Motors Acceptance
   10-05-00       6.55            1,600,000             1,589,534
Intl Lease Finance
   09-22-00       6.52              500,000               498,017
   10-16-00       6.52            1,300,000             1,289,053
Reed Elsevier
   09-15-00       6.52              900,000(f)            897,436
Salomon Smith Barney
   11-06-00       6.57              600,000               592,652
SBC Communications
   10-17-00       6.58            2,500,000(f)          2,478,491
   11-02-00       6.56            5,500,000(f)          5,436,667
Wal-Mart Stores
   09-19-00       6.51              900,000(f)            896,860
Xcel Energy
   09-18-00       6.52              900,000               897,025
Total                                                  21,051,271

Total short-term securities
(Cost: $51,205,543)                                   $51,189,517

Total investments in securities
(Cost: $686,249,729)(l)                              $585,288,887

 Notes to investments in securities
(a)Securities are valued by procedures described in Note 1 to the financial statements.
(b)Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c)Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2000, the value of foreign securities represented 9.93% of net assets.
(d)Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e)For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(f)Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other
   "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(g)For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(h)Negligible market value.
(i)Identifies issues considered to be illiquid as to their marketability
   (see Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 2000, is as follows:

Security                                                      Acquisition             Cost
                                                                  dates
Australis Holdings
  (U.S. Dollar) 13.35% Zero Coupon Sr Disc Nts 2000       10-29-96 thru 10-03-97   $1,374,281
Australis Media
   (U.S. Dollar) 14.00% 2000                              12-18-97 thru 02-02-98      135,166
   (U.S. Dollar) 15.75% 2003                              10-14-96 thru 07-03-97    3,124,438
Gemini Inds
   13.50% 2001                                            12-23-96 thru 10-22-99    1,506,000
Premier Cruises
   11.00% Sr Nts 2008                                     03-06-98 thru 03-13-98          --
Premier Holdings                                          03-06-98 thru 03-13-98    1,286,500
SGW Holding
   12.50% Pay-in-kind Series B                            08-12-97 thru 06-01-00      211,563
   Cv Series A                                                   08-12-97             100,002
   Warrants                                                      08-12-97              78,900
Varde Fund V LP                                                  04-27-00           5,000,000
Veninfotel
(U.S. Dollar) 10.00% Cv Pay-in-kind 2002                  03-05-97 thru 03-01-99    1,102,500
VIALOG                                                    11-06-97 thru 06-18-98      199,844
Wayland Investment Fund LLC                                      05-17-00           6,671,880

* Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(j)Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.
(k)The share amount for Limited Liability Companies (LLC) or Limited
   Partnerships (LP) represents capital contributions.
(l)At Aug. 31, 2000, the cost of securities for federal income tax purposes was $686,199,110 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                  $11,068,872
Unrealized depreciation                                 (111,979,095)
                                                        ------------
Net unrealized depreciation                            $(100,910,223)

Investments in Securities
AXP VP - Federal Income Fund
Aug. 31, 2000

(Percentages represent value of investments compared to net assets)

Bonds (92.4%)
Issuer       Coupon      Principal     Value(a)
              rate         amount

Mortgage-backed securities (50.9%)
Federal Home Loan Mtge Corp
   06-01-14   6.50%      $905,888     $883,319
   06-01-29   6.50        950,129      908,643
   07-01-29   6.00        958,605      891,206
Federal Natl Mtge Assn
   04-15-03   5.75      1,000,000      977,041
   08-15-04   6.50      2,000,000    1,980,118
   03-01-14   5.50        823,259      771,108
   04-01-14   5.50        889,247      833,544
   05-01-14   6.00        914,085      874,179
   06-01-14   6.50        173,791      169,475
   07-01-14   6.00        933,464      892,712
   03-01-15   7.00        957,595      947,559
   01-01-29   6.00        495,874      462,248
   02-01-29   6.00        923,997      858,744
   03-01-29   6.00         71,651       66,591
   08-01-29   7.00      1,349,041    1,315,315
   10-01-29   6.50      1,352,252    1,291,401
   07-01-30   8.00      2,971,612    2,999,919
Govt Natl Mtge Assn
   04-15-13   7.00      1,754,467    1,750,784
Total                               18,873,906

U.S. government obligations (41.5%)
U.S. Treasury
   07-31-01   5.50%    $1,500,000   $1,488,510
   11-30-01   5.88      1,000,000      994,530
   04-30-02   6.63      2,000,000    2,011,240
   11-30-02   5.75      3,000,000    2,972,820
   02-28-03   5.50      5,000,000    4,928,100
   02-15-04   4.75      2,800,000    2,686,236
   05-15-06   6.88        100,000(b)   104,109
   05-15-09   5.50        200,000      194,438
Total                               15,379,983

Total bonds
(Cost: $34,078,410)                $34,253,889

Short-term securities (6.4%)

Issuer          Annualized        Amount           Value(a)
              yield on date     payable at
               of purchase      maturity

U.S. government agencies
Federal Home Loan Bank Disc Nts
   09-15-00        6.40%         $600,000           $598,405
   09-27-00        6.41           600,000            597,026
Federal Home Loan Mtge Corp Disc Nt
   10-05-00        6.47           200,000            198,692
Federal Natl Mtge Assn Disc Nt
   09-29-00        6.48         1,000,000            994,803

Total short-term securities
(Cost: $2,389,515)                                $2,388,926

Total investments in securities
(Cost: $36,467,925)(c)                           $36,642,815

Notes to investments in securities
(a)Securities are valued by procedures described in Note 1 to the financial statements.
(b)Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 7 to the financial statements):

Type of security                                 Notional amount

Sale contract
U.S. Treasury Bonds, Sept. 2000, 10-year           $1,000,000

(c)At Aug. 31, 2000, the cost of securities for federal income tax purposes was $36,467,925 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                             $250,233
Unrealized depreciation                              (75,343)
                                                     -------
Net unrealized appreciation                         $174,890

Investments in Securities
AXP VP - Global Bond Fund
Aug. 31, 2000

(Percentages represent value of investments compared to net assets)

Bonds (93.1%)(c)
Issuer         Coupon       Principal          Value(a)
                rate          amount

Australia (1.8%)
Australian Government
  (Australian Dollar)
   08-15-03     9.50%      2,500,000         $1,563,196
New South Wales Treasury
  (Australian Dollar)
   03-01-08     8.00       2,700,000(d)       1,687,008
Total                                         3,250,204

Austria (2.2%)
Republic of Austria
  (Japanese Yen)
   01-22-01     5.00     400,000,000          3,817,472

Belgium (1.3%)
Belgium Kingdom
  (European Monetary Unit) Series 14
   04-29-04     7.25       2,500,000          2,345,772

Canada (3.8%)
Abitibi-Consolidated Finance
  (U.S. Dollar) Company Guaranty
   08-01-09     7.88       1,600,000          1,553,792
Govt of Canada
  (U.S. Dollar)
   11-05-08     5.25       3,000,000          2,716,053
Laidlaw
  (U.S. Dollar)
   05-15-06     7.65       1,400,000(b)         392,000
Province of Manitoba
  (U.S. Dollar) Series CK
   12-15-00     9.00         625,000            628,619
Rogers Communication
  (Canadian Dollar) Sr Nts
   07-15-07     8.75       2,000,000          1,362,989
Total                                         6,653,453

Cayman Islands (0.3%)
Roil
  (U.S. Dollar)
   12-05-02    12.78         578,000(d)         553,435

China (0.1%)
Zhuhai Highway
  (U.S. Dollar) Sub Nts
   07-01-08    11.50         500,000(b,d)       100,000

Colombia (0.9%)
Republic of Colombia
  (U.S. Dollar)
   04-23-09     9.75       2,000,000          1,655,000

Denmark (0.9%)
Govt of Denmark
  (Danish Krone)
   05-15-03     8.00      13,000,000          1,629,371

France (1.4%)
Govt of France
  (European Monetary Unit)
   04-25-05     7.50         400,000            387,525
   04-25-11     6.50       2,200,000          2,121,503
Total                                         2,509,028

Germany (20.5%)
Allgemeine Hypo Bank
  (European Monetary Unit)
   09-02-09     5.00       6,510,000          5,430,911
Bayerische Landesbank
  (U.S. Dollar) Sub Nts
   12-01-08     5.88         800,000            732,712
Depfa Deutsche Pfandbriefbank
  (European Monetary Unit)
   02-03-05     5.00       3,000,000          2,599,676
Federal Republic of Germany
  (European Monetary Unit)
   07-22-02     8.00       5,180,000          4,826,147
   07-15-03     6.50       2,200,000          2,015,385
   11-11-04     7.50      11,675,000         11,203,518
   06-20-16     6.00       2,914,364          2,778,698
   07-04-27     6.50       3,820,000          3,843,887
Treuhandanstalt
  (European Monetary Unit)
   01-29-03     7.13       3,200,000          2,957,974
Total                                        36,388,908

Indonesia (0.5%)
Tjiwi Kimia Finance Mauritius
  (U.S. Dollar) Company Guaranty
   08-01-04    10.00       1,300,000            832,000

Israel (0.5%)
Israel Electric
  (U.S. Dollar) Sr Nts
   12-15-26     7.88       1,000,000(d)         930,110

Italy (7.4%)
Govt of Italy
  (European Monetary Unit)
   09-15-01     7.75       1,265,317          1,151,986
   01-01-04     8.50       6,757,875          6,537,997
   11-01-26     7.25       1,575,191          1,664,901
Republic of Italy
  (Japanese Yen)
   06-20-01     3.50     395,000,000          3,797,160
Total                                        13,152,044

Japan (2.3%)
Development Bank of Japan
  (Japanese Yen)
   09-20-01     6.50     412,000,000          4,099,837

Mexico (0.6%)
United Mexican States
  (British Pound) Medium-term Nts Series E
   05-30-02     8.75         750,000          1,100,056

Netherlands (0.4%)
KPNQwest
  (European Monetary Unit) Sr Nts
   06-01-09     7.13         925,000            728,990

Norway (3.9%)
Govt of Norway
  (Norwegian Krone)
   05-31-01     7.00      47,270,000          5,191,694
   05-15-09     5.50      16,040,000          1,672,159
Total                                         6,863,853

Supra-National (1.1%)
Inter-American Development Bank
  (Japanese Yen)
   07-08-09     1.90     205,000,000          1,911,383

Sweden (0.5%)
Paulson Enterprenad
  (Swedish Krona)
   12-15-00     4.75       9,000,000(f)         951,147

United Kingdom (2.9%)
COLT Telecom Group
  (European Monetary Unit)
   07-31-08     7.63       1,500,000            614,312
United Kingdom Treasury
  (British Pound)
   06-07-02     7.00       1,000,000          1,477,407
   06-10-03     8.00       1,950,000          2,980,575
Total                                         5,072,294

United States (39.8%)
American Standard
  (European Monetary Unit) Company Guaranty
   06-01-06     7.13       1,700,000          1,493,831
Citicorp
  (European Monetary Unit)
   09-19-09     6.25       3,000,000          1,333,867
DTE Burns Harbor LLC
  (U.S. Dollar) Sr Nts
   01-30-03     6.57         736,060(d)         725,034
Federal Natl Mtge Assn
  (U.S. Dollar)
   08-15-04     6.50       1,500,000          1,485,089
   02-15-08     5.75       2,000,000          1,872,964
   07-01-13     6.00       1,695,827          1,622,881
   05-01-14     6.50       1,377,394          1,342,588
   02-01-27     7.50         425,272            423,677
   03-01-27     7.50         906,471            903,072
   03-01-29     6.50       1,853,769          1,770,349
Ford Motor Credit
  (Japanese Yen)
   02-07-05     1.20     300,000,000          2,769,278
  (U.S. Dollar)
   09-10-02     6.55       3,000,000          2,963,340
IBM
  (Japanese Yen)
   04-14-03      .90     190,000,000          1,777,083
Intl Paper
  (European Monetary Unit)
   08-11-06     5.38       1,800,000          1,501,138
MGM Grand
  (U.S. Dollar)
   02-01-05     6.95       1,500,000          1,413,840
Morgan (JP)
  (U.S.Dollar) Sr Sub Medium-term Nts Series A
   02-15-12     4.00       1,000,000            861,550
Nationwide CSN Trust
  (U.S. Dollar)
   02-15-25     9.88       1,500,000(d)       1,562,429
New York Life Insurance
  (U.S. Dollar)
   12-15-23     7.50       1,000,000(d)         913,000
PDVSA Finance
  (U.S. Dollar) Sr Nts
   02-15-10     9.75       1,500,000          1,502,295
Railcar Leasing
  (U.S. Dollar)
   01-15-13     7.13       3,000,000(d)       2,991,600
Texas Utilities Electric
  (U.S. Dollar)
   08-01-07     7.17       2,000,000          1,964,840
U.S. Treasury
  (U.S. Dollar)
   11-15-00     5.75       1,500,000          1,497,660
   11-30-00     4.63       1,000,000            995,620
   11-15-01     7.50       1,650,000          1,671,401
   02-15-05     7.50       5,600,000          5,915,000
   11-15-16     7.50      15,500,000         17,965,429
  TIPS
   01-15-07     3.38       3,000,000(e)       3,144,195
United Air Lines
  (U.S. Dollar)
   07-01-10     7.73       1,100,000          1,124,002
USX
  (U.S. Dollar)
   03-01-08     6.85       2,000,000          1,927,820
Viacom
  (U.S. Dollar) Company Guaranty
   07-30-10     7.70       1,000,000          1,013,610
Watson Pharmaceuticals
  (U.S. Dollar) Sr Nts
   05-15-08     7.13       1,200,000          1,107,684
Zurich Capital Trust
  (U.S. Dollar) Company Guaranty
   06-01-37     8.38       1,000,000(d)         974,372
Total                                        70,530,538

Total bonds
(Cost: $178,714,003)                       $165,074,895

Short-term securities (5.3%)
Issuer        Annualized         Amount           Value(a)
             yield on date     payable at
             of purchase        maturity

U.S. government agencies
Federal Home Loan Mtge Corp Disc Nts
   09-14-00     6.44%          $900,000          $897,645
   10-03-00     6.43          2,500,000         2,485,356
   10-03-00     6.44          2,000,000         1,988,267
   10-12-00     6.48          1,000,000           992,174
   10-17-00     6.46          1,400,000         1,388,284
Federal Natl Mtge Assn Disc Nts
   09-21-00     6.43          1,100,000         1,095,682
   10-16-00     6.45            600,000           595,093

Total short-term securities
(Cost: $9,444,833)                             $9,442,501

Total investments in securities
(Cost: $188,158,836)(g)                      $174,517,396

 Notes to investments in securities
(a)Securities are valued by procedures described in Note 1 to the financial statements.
(b)Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c)Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.
(d)Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e)U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(f)Identifies issue considered to be illiquid as to its marketability
   (see Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 2000, is as follows:

Security                                        Acquisition           Cost
                                                   date
Paulson Enterprenad
   4.75% (Swedish Krona) 2000                    07-08-97          $8,151,026

(g)At Aug. 31, 2000, the cost of securities for federal income tax purposes was $187,511,034 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                         $995,523
Unrealized depreciation                                      (13,989,161)
                                                             -----------
Net unrealized depreciat                                    $(12,993,638)

Investments in Securities
AXP VP - Growth Fund
Aug. 31, 2000

(Percentages represent value of investments compared to net assets)

Common stocks (94.2%)
Issuer                         Shares         Value(a)

Airlines (0.8%)
Southwest Airlines             72,934        $1,650,132

Banks and savings & loans (2.8%)
FleetBoston Financial          74,531         3,181,542
Zions Bancorp                  51,536         2,306,236
Total                                         5,487,778

Communications equipment & services (7.0%)
Corvis                          9,772(b)      1,014,456
JDS Uniphase                   24,290(b)      3,027,141
MasTec                         46,449(b)      1,672,164
Nokia ADR Cl A                 92,114(c)      4,139,373
Sycamore Networks               8,149(b)      1,116,413
Tellabs                        46,860(b)      2,632,946
Total                                        13,602,493

Computer software & services (3.8%)
Microsoft                      85,051(b)      5,937,623
Veritas Software               12,158(b)      1,465,799
Total                                         7,403,422

Computers & office equipment (24.6%)
Akamai Technologies            37,409(b)      2,826,718
America Online                 48,406(b)      2,837,802
Avici Systems                   3,235(b)        484,643
Cisco Systems                 173,376(b)     11,876,255
Commerce One                   40,570(b)      2,536,893
EMC                           119,926(b)     11,752,747
Extreme Networks               16,192(b)      1,506,868
Hewlett-Packard                24,289         2,932,897
Intl Business Machines         28,558         3,769,656
Solectron                      46,227(b)      2,094,661
VeriSign                        5,151(b)      1,024,405
Yahoo!                         35,644(b)      4,330,746
Total                                        47,974,291

Electronics (22.6%)
Applied Materials                 89,106(b)   7,690,961
Broadcom Cl A                     19,480(b)   4,870,000
Foundry Networks                  16,196(b)   1,507,240
Intel                             80,992      6,064,276
Maxim Integrated Products         77,828(b)   6,824,543
PMC-Sierra                        13,827(b)   3,263,172
STMicroelectronics                48,580(c)   2,996,779
Symbol Technologies               45,350      1,876,356
Texas Instruments                131,304      8,789,161
Total                                        43,882,488

Energy (1.6%)
Anadarko Petroleum                48,640      3,199,053

Energy equipment & services (3.1%)
Halliburton                       61,594      3,264,482
Schlumberger                      32,413      2,765,234
Total                                         6,029,716

Financial services (7.1%)
Citigroup                        119,931      7,000,952
Merrill Lynch                     32,448      4,704,960
Providian Financial               18,629      2,141,171
Total                                        13,847,083

Furniture & appliances (0.4%)
Ethan Allen Interiors             31,061        836,706

Health care (10.5%)
ALZA                              10,202(b)     771,526
Amgen                             32,432(b)   2,458,751
Genentech                         23,482(b)   4,473,321
MedImmune                          3,875(b)     325,984
Medtronic                         44,132      2,261,765
Pfizer                           178,052      7,700,749
Schering-Plough                   41,332      1,658,447
Serono ADR                        23,500(b,c)   672,688
Total                                        20,323,231

Insurance (0.5%)
Marsh & McLennan                   8,111        963,181

Leisure time & entertainment (1.2%)
Harley-Davidson                   48,551      2,418,447

Media (0.1%)
Sony ADR                           1,900(c)     212,145

Multi-industry conglomerates (1.9%)
Tyco Intl                         64,840(c)   3,695,880

Restaurants & lodging (1.0%)
Marriott Intl Cl A                48,611      1,920,135

Retail (2.7%)
Home Depot                        71,288      3,426,280
RadioShack                        32,456      1,914,904
Total                                         5,341,184

Utilities -- telephone (2.5%)
AT&T Wireless Group               55,100(b)   1,442,931
WorldCom                          94,883(b)   3,463,230
Total                                         4,906,161

Total common stocks
(Cost: $160,699,418)                       $183,693,526

Short-term securities (6.9%)
Issuer           Annualized           Amount             Value(a)
                yield on date       payable at         of purchase
                  maturity

U.S. government agencies (3.8%)
Federal Home Loan Mtge Corp Disc Nts
   10-03-00         6.45%          $4,000,000          $3,976,497
   10-24-00         6.49            2,500,000           2,475,887
Federal Natl Mtge Assn Disc Nt
   09-07-00         6.50            1,000,000             998,692
Total                                                   7,451,076

Commercial paper (3.1%)
Exxon Mobil Australia
   09-29-00         6.51            1,100,000(d)        1,094,258
Household Finance
   09-01-00         6.65            4,900,000           4,899,094
Total                                                   5,993,352

Total short-term securities
(Cost: $13,446,917)                                   $13,444,428

Total investments in securities
(Cost: $174,146,335)(e)                              $197,137,954

Notes to investments in securities
(a)Securities are valued by procedures described in Note 1 to the financial statements.
(b)Non-income producing.
(c)Foreign security values are stated in U.S. dollars. As of Aug. 31, 2000, the value of foreign securities represented 6.02% of net assets.
(d)Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other"accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e)At Aug. 31, 2000, the cost of securities for federal income tax purposes was $174,192,392 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                   $28,805,647
Unrealized depreciation                                    (5,860,085)
                                                           ----------
Net unrealized appreciation                               $22,945,562

Investments in Securities
AXP VP - International Fund
Aug. 31, 2000

(Percentages represent value of investments compared to net assets)


Common stocks (95.3%)(c)
Issuer                               Shares             Value(a)

Australia (2.1%)
Banks and savings & loans (1.0%)
Commonwealth Bank
  of Australia                     1,540,000           $24,632,661

Insurance (1.1%)
AMP                                2,476,000            25,493,872

Brazil (1.1%)
Energy
Petroleo Brasileiro ADR              838,450(b)         26,673,191

Canada (4.7%)
Communications equipment & services (2.8%)
Nortel Networks                      821,800            67,028,063

Energy (1.0%)
Petro-Canada                       1,136,502            24,083,331

Multi-industry conglomerates (0.9%)
Bombardier Cl B                    1,294,172            21,325,273

Finland (2.5%)
Communications equipment & services (1.5%)
Nokia                                859,255            37,716,880

Miscellaneous (1.0%)
Vivendi                              279,926            22,897,160

France (12.8%)
Banks and savings & loans (1.2%)
BNP Paribas                          320,383            29,482,233

Communications equipment & services (2.6%)
Alcatel Alsthom                      765,421            62,643,315

Computers & office equipment (2.8%)
Cap Gemini                           323,669(e)         67,626,908

Energy (4.0%)
Total Fina Elf                       630,319            93,645,606

Household products (1.8%)
Aventis ADR                          585,190            43,964,705

Industrial equipment & services (0.4%)
Castorama Dubois                      42,517             9,223,654

Germany (4.6%)
Banks and savings & loans (2.4%)
Deutsche Bank                        650,446            56,790,187

Utilities -- electric (2.2%)
E.on                               1,086,364            52,302,734

Hong Kong (1.0%)
Communications equipment & services
China Mobile (Hong Kong)           3,116,000(b)         23,971,382

Italy (3.1%)
Banks and savings & loans (2.5%)
San Paolo - IMI                      867,219            15,405,464

Utilities -- telephone (0.6%)
Telecom Italia Mobile              5,840,651(b,e)       50,682,921

Japan (21.3%)
Automotive & related (0.8%)
Toyota Motor                         466,000            20,276,069

Chemicals (0.9%)
Asahi Chemical Inds                3,612,000            22,591,935

Computers & office equipment (3.8%)
Canon                                552,000            24,690,923
Fujitsu                            1,386,000            40,160,728
Hitachi Software  Engineering        237,000            27,624,812
Total                                                   92,476,463

Electronics (3.7%)
Hitachi                            1,901,000            22,514,657
Nintendo                              84,300            14,577,007
Pioneer                              581,000            24,517,067
Rohm                                  94,500            26,894,926
Total                                                   88,503,657

Furniture & appliances (1.4%)
Matsushita Electric  Industrial    1,235,000            33,816,579

Industrial equipment & services (1.3%)
Amada                              3,667,000            31,463,850

Media (2.1%)
Sony                                 442,000            49,322,956

Miscellaneous (1.2%)
Lawson                               112,100             5,813,138
Oriental Land                        238,700            21,980,814
Total                                                   27,793,952

Retail (1.5%)
FamilyMart                           660,200            19,687,134
Ryohin Keikaku                       165,700            16,004,407
Total                                                   35,691,541

Textiles & apparel (0.7%)
Kuraray                            1,971,000            17,207,436

Utilities -- telephone (3.9%)
Nippon Telegraph & Telephone           5,580            66,453,488
Nippon Television Network              1,601               915,801
NTT DoCoMo                               931(b)         24,619,467
Total                                                   91,988,756

Korea (0.4%)
Metals
Pohang Iron & Steel ADR              492,782            10,471,618

Mexico (0.5%)
Utilities -- telephone
Telefonos de Mexico ADR  Cl L        198,813            10,822,883

Netherlands (6.7%)
Energy (1.5%)
Royal Dutch Petroleum                571,227(b)         34,789,634

Insurance (5.2%)
Fortis                             2,096,986            64,639,789
ING Groep                            887,370(b)         59,487,628
Total                                                  124,127,417

Singapore (1.3%)
Banks and savings & loans (0.7%)
Overseas Union Bank                3,272,599            16,540,761

Building materials & construction (0.6%)
Singapore Technologies
 Engineering                      10,008,000            13,488,968

South Korea (1.0%)
Electronics
Samsung Electronics                   92,600            22,842,029

Spain (1.6%)
Energy
Repsol-YPF                         1,935,806            38,381,086

 Sweden (4.1%)
Communications equipment & services
Ericsson (LM) Cl B                 4,869,886            98,311,162

Turkey (0.4%)
Banks and savings & loans
Turkiye Garanti Bankasi          492,251,421(b)          5,037,089
Yapi Kredit Finance              488,457,820             4,103,058
Total                                                    9,140,147

United Kingdom (24.7%)
Aerospace & defense (0.8%)
BAE Systems                        2,962,003            18,488,681

Communications equipment & services (4.0%)
Marconi                            5,383,068            95,711,518

Health care (4.2%)
Glaxo Wellcome ADR                 1,896,231            54,656,126
SmithKline Beecham                 3,494,435            45,632,531
Total                                                  100,288,657

Industrial equipment & services (0.9%)
Hays PLC                           3,862,638            22,649,165

Insurance (1.5%)
Prudential                         2,692,173            35,332,359

Leisure time & entertainment (2.4%)
EMI Group ADR                      6,202,939            57,671,534

Retail (3.3%)
Next                               1,948,544            17,634,524
Tesco                             19,644,619            61,953,501
Total                                                   79,588,025

Utilities -- gas (2.8%)
BG Group                          10,616,917            66,270,287

Utilities -- telephone (4.8%)
COLT Telecom Group                   350,728(b)         11,839,178
Vodafone AirTouch                 26,102,317           105,676,244
Total                                                  117,515,422

United States (1.6%)
Computers & office equipment (0.6%)
Computer Sciences                    169,936(b)         13,435,565

Health care (1.0%)
Schering-Plough                      577,500            23,172,188

Total common stocks
(Cost: $2,003,729,033)                              $2,275,761,840

Short-term securities (4.7%)
Issuer               Annualized             Amount          Value(a)
                    yield on date         payable at
                     of purchase           maturity

U.S. government agencies (3.2%)
Federal Home Loan Bank Disc Nts
   09-15-00           6.40%            $9,300,000         $9,274,466
   09-29-00           6.44             21,700,000         21,584,272
   10-11-00           6.43             19,500,000         19,353,424
Federal Home Loan Mtge Corp Disc Nts
   09-05-00           6.42              7,300,000          7,293,501
   09-12-00           6.43              4,600,000          4,590,156
Federal Natl Mtge Assn Disc Nts
   09-18-00           6.41             12,200,000         12,159,678
   10-05-00           6.46              2,300,000          2,284,954
Total                                                     76,540,451

Commercial paper (1.5%)
Alcoa
   10-11-00           6.53             12,400,000         12,306,793
Cargill Global Funding
   10-18-00           6.53                500,000(d)         495,687
Ford Motor Credit
   09-01-00           6.51              1,000,000            999,819
Gillette
   10-18-00           6.54              9,700,000(d)       9,614,898
Preferred Receivables
   10-06-00           6.54              1,100,000(d)       1,092,850
Variable Funding Capital
   10-12-00           6.56              1,800,000(d)       1,786,329
Wal-Mart Stores
   09-26-00           6.53              6,200,000(d)       6,170,402
   10-03-00           6.52              3,400,000(d)       3,379,804
Total                                                     35,846,582

Total short-term securities
(Cost: $112,421,983)                                    $112,387,033

Total investments in securities
(Cost: $2,116,151,016)(f)                             $2,388,148,873

Notes to investments in securities
(a)Securities are valued by procedures described in Note 1 to the financial statements.
(b)Non-income producing.
(c)Foreign security values are stated in U.S. dollars.
(d)Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e)Security is partially or fully on loan. See Note 5 to the financial statements.
(f)At Aug. 31, 2000, the cost of securities for federal income tax purposes was $2,117,108,315 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                $369,264,858
Unrealized depreciation                                 (98,224,300)
                                                        -----------
Net unrealized appreciation                            $271,040,558

Investments in Securities
AXP VP - Managed Fund
Aug. 31, 2000

(Percentages represent value of investments compared to net assets)

Common stocks (64.9%)
Issuer                        Shares              Value(a)

Aerospace & defense (1.0%)
Boeing                        220,000           $11,797,500
Goodrich (BF)                 370,300            15,112,869
Honeywell Intl                328,300            12,660,069
United Technologies           180,000            11,238,750
Total                                            50,809,188

Airlines (1.2%)
Southwest Airlines          2,791,300(m)         63,153,163

Automotive & related (0.4%)
Tower Automotive            1,706,700(b)         19,413,713

Banks and savings & loans (1.6%)
Bank One                      300,000            10,575,000
U.S. Bancorp                  600,000            13,050,000
Washington Mutual           1,056,000            36,960,000
Wells Fargo                   570,000            24,616,875
Wilshire Financial
 Services Group               154,397(b)            250,895
Total                                            85,452,770

Beverages & tobacco (0.5%)
Coca-Cola                      450,400           23,702,300

Building materials & construction (0.2%)
Martin Marietta Materials      250,000           10,000,000

Communications equipment & services (4.0%)
360networks                    750,000           13,359,375
Celcaribe                      235,770(b,d)         353,655
Corning                         66,100           21,676,669
JDS Uniphase                   130,000(b)        16,201,250
Nokia ADR Cl A               2,758,400(c,m)     123,955,600
Nortel Networks                324,192(c)        26,441,910
PhoneTel Technologies          228,000(b)            72,960
VoiceStream Wireless            80,000(b)         9,005,000
Total                                           211,066,419

Computer software & services (2.3%)
Microsoft                    1,550,000(b,m)     108,209,375
Oracle                         150,000(b)        13,640,625
Total                                           121,850,000

Computers & office equipment (10.5%)
Cisco Systems                3,450,000(b,m)     236,324,999
CMGI                            98,000(b)         4,385,500
Dell Computer                  850,000(b)        37,081,250
EMC                            928,400(b)        90,983,200
Equant                         220,000(b,c,j)     8,456,250
Globix                          70,400(b)         1,887,600
Hewlett-Packard                175,000           21,131,250
Sanmina                        105,000(b)        12,390,000
Solectron                    2,094,200(b)        94,893,437
Sun Microsystems               275,000(b)        34,907,813
Yahoo!                         100,000(b)        12,150,000
Total                                           554,591,299

Electronics (6.6%)
American Power
  Conversion                 2,733,700(b)        65,096,231
Axcelis Technologies           207,500(b)         3,747,969
Excalibur Technologies         350,000(b)        16,625,000
Intel                        1,800,000          134,774,999
Maxim Integrated Products      706,400(b)        61,942,450
Texas Instruments              910,000(m)        60,913,125
Total                                           343,099,774

Energy (1.8%)
Anadarko Petroleum             474,000           31,174,980
Exxon Mobil                    385,100           31,433,788
Royal Dutch Petroleum          521,600(c,j)      31,915,400
Total                                            94,524,168

Financial services (7.8%)
Citigroup                    2,284,133(m)       133,336,283
Donaldson, Lufkin
& Jenrette - DLJ               242,000(m)        21,417,000
Fannie Mae                     520,000           27,950,000
MBNA                         1,896,800           66,980,750
Merrill Lynch                  108,100(m)        15,674,500
Morgan Stanley, Dean
Witter, Discover & Co        1,327,000          142,735,437
Total                                           408,093,970

Food (0.3%)
Keebler Foods                  325,000           14,889,063

Furniture & appliances (0.4%)
Leggett & Platt              1,182,000           20,906,625

Health care (7.5%)
American Home Products         525,000           28,448,438
Amgen                        1,067,600(b)        80,937,424
Bristol-Myers Squibb           275,000           14,575,000
Elan ADR                     1,036,500(b,c,j,m)  60,440,906
Merck & Co                     654,400           45,726,200
Pfizer                       1,867,050           80,749,912
Pharmacia & Upjohn             717,791           42,035,635
Schering-Plough                976,900           39,198,113
Total                                           392,111,628

Health care services (0.6%)
Continucare                    378,049(b)           189,025
McKesson HBOC                1,153,500           28,765,406
Total                                            28,954,431

Household products (0.5%)
Procter & Gamble                398,400          24,626,100

Industrial equipment & services (0.6%)
Illinois Tool Works             520,000(m)       29,152,500

Insurance (1.8%)
American General                155,000          11,285,938
American Intl Group             577,650(m)       51,483,055
MetLife                         998,000(b)       24,263,875
Progressive Corp                125,000           9,476,563
Total                                            96,509,431

Leisure time & entertainment (1.1%)
Disney (Walt)                   393,000          15,302,438
Time Warner                     464,500          39,714,750
Total                                            55,017,188

Media (1.1%)
Clear Channel
 Communications                 188,000(b)       13,606,500
Comcast Special Cl A            368,000(b)       13,708,000
Infinity Broadcasting Cl A      147,500(b)        5,586,563
TELEWEST                         50,000(j)        1,218,750
TeleWest Communications       3,840,000(b,c)      9,609,987
USA Networks                    614,000(b,m)     14,774,375
Total                                            58,504,175

Miscellaneous (0.3%)
Internap Network Services       200,000(b)        7,200,000
TyCom                           154,400(b,c)      6,426,900
Total                                            13,626,900

Multi-industry conglomerates (4.6%)
Cendant                       1,532,000(b,m)     20,203,250
Century Business Services       800,000(b)        1,400,000
General Electric              2,533,600         148,690,650
Tyco Intl                     1,201,500(c)       68,485,500
Total                                           238,779,400

Paper & packaging (0.2%)
Intl Paper                      300,000           9,562,500

Restaurants & lodging (0.7%)
Boca Resorts Cl A               513,800(b)        5,716,025
Extended Stay America         2,200,000(b)       32,587,500
Total                                            38,303,525

Retail (3.9%)
Dollar General                  652,000          13,406,750
Gap                             217,000           4,868,938
Gerald Stevens                  400,000(b)          362,500
Home Depot                    2,141,400         102,921,037
Safeway                         506,400(b)       24,971,850
Wal-Mart Stores               1,244,800          59,050,200
Total                                           205,581,275

Utilities -- electric (0.4%)
Calpine                         100,000(b)        9,900,000
Duke Energy                     167,000          12,493,688
Total                                            22,393,688

Utilities -- telephone (3.0%)
Allegiance Telecom              105,000(b)        5,230,313
AT&T - Liberty Media
  Group Cl A                    800,000(b)       17,100,000
Intermedia Communications         2,167(b)           44,965
Qwest Communications Intl       821,427(b,m)     42,406,169
Vodafone AirTouch ADR           880,000(c,j)     36,025,000
WorldCom                      1,506,900(b,m)     55,001,850
Total                                           155,808,297

Total common stocks
(Cost: $1,777,251,615)                       $3,390,483,490

Preferred stocks & other
Issuer                        Shares             Value(a)

Allegiance Telecom
  Warrants                     2,450             $267,050
APP China Group
  (U.S. Dollar)                1,300(c,d)         741,000
Coastal
  6.63% Cv PRIDES             44,240(p)         1,694,945
CSC Holdings
  11.75% Pay-in-kind
 Series H                     34,539(k)         3,747,481
CVS
  6.00% Cv ACES               14,460(i)           961,590
Georgia-Pacific Group
  7.50% Cm Cv                 37,500            1,216,406
Global Crossing
  6.38% Cv                     8,620(c,d)         729,468
Ingersoll-Rand
  6.75% Cv PRIDES             37,900(p)           859,856
Intermedia Communications
  7.00% Cm Cv Series F        43,575(d)           697,200
KMC Telecom Holdings
  Warrants                     2,800                5,600
Lincoln Natl
  7.75% Cm Cv                 38,400              960,000
Metlife Capital
  8.00% Cm Cv                 20,730            1,648,035
Mexico Value
  Rights                       1,000(c,o)            --
Monsanto
  6.50% Cv ACES               21,730(i)         1,090,574
Nextel Communications
  13.00% Pay-in-kind Series D    929(k)           994,030
Nextlink Communications
  13.00% Pay-in-kind           1,298(k)         1,064,710
Paxson Communications
  12.50% Pay-in-kind
    Exchangeable               1,750(b,k)       1,824,375
  13.25% Pay-in-kind               7(k)             6,526
Pegasus Communications
  12.75% Pay-in-kind Series A  1,915(b,k)       2,020,061
Primus Telecommunications
  Warrants                     2,300               33,350
Sovereign Capital Trust
  7.50% Cv                    20,440            1,087,153
Sinclair Capital
  11.63%                      30,000(b)         2,707,500
Unifi Communications
  Warrants                     2,000                   20
Wendys Financing
  5.00% Cm Cv Series A        31,090            1,476,775

Total preferred stocks & other
(Cost: $26,360,459)                           $25,833,705

Bonds (33.5%)
Issuer           Coupon       Principal         Value(a)
                  rate          amount

Government obligations (5.3%)
Govt Trust Certs Israel
   11-15-01       9.25%        $891,794         $907,276
People's Republic of China
  (U.S. Dollar)
   01-15-96       9.00        2,500,000(c)     2,323,863
Republic of Brazil
  (U.S. Dollar)
   04-15-14       8.00        7,388,460(c)     5,712,240
Resolution Funding Corp
  Zero Coupon
   07-15-20       6.56        5,000,000(e)     1,463,250
Russian Federation
  (U.S. Dollar)
   03-31-10       8.25          646,004(c,d)     460,278
   03-31-30       2.25        4,250,000(c,d)   1,848,750
U.S. Treasury
   08-15-03       5.75       33,300,000       32,987,646
   02-15-04       5.88       12,500,000       12,425,750
   02-15-06       5.63       20,000,000       19,640,600
   10-15-06       6.50       21,000,000       21,511,770
   05-15-08       5.63       50,000,000(j)    49,015,499
   11-15-16       7.50       62,000,000(j)    71,861,719
   02-15-20       8.50       25,000,000       32,261,750
   11-15-24       7.50       25,000,000       30,070,250
  Zero Coupon
   05-15-05       6.46       18,000,000(e)    13,624,020
   11-15-21       6.26       35,000,000(e)    10,210,900
United Mexican States
  (U.S. Dollar)
   03-12-08       8.63        4,250,000(c)     4,250,000
  (U.S. Dollar) Series A
   12-31-19       6.25        4,000,000(c)     3,577,520
Total                                        314,153,081

Mortgage-backed securities (11.8%)
Federal Home Loan Mtge Corp
   07-01-14       6.50       24,501,603       23,891,169
   04-01-15       7.50       24,099,029       24,203,022
   08-01-24       8.00        2,063,232        2,090,961
   11-01-25       6.50        5,802,498        5,584,904
   10-01-29       7.00       38,798,163       37,840,236
Federal Natl Mtge Assn
   02-13-04       5.13       11,625,000       11,044,122
   05-14-04       5.63       60,000,000       57,748,981
   01-01-09       5.50       15,034,472       14,327,237
   06-15-09       6.38       20,000,000       19,299,800
   06-01-10       6.50        4,817,698        4,740,519
   08-01-11       8.50        3,102,674        3,175,440
   04-01-13       6.00       12,992,580       12,446,954
   05-01-13       6.00        9,346,998        8,944,934
   09-01-13       6.00        3,851,918        3,686,226
   04-01-14       5.50       26,019,406       24,371,172
   11-01-14       7.00       11,399,705       11,280,235
   12-01-14       7.00        6,803,354        6,732,055
   03-01-15       7.00        5,899,099        5,837,276
   05-01-15       6.00       24,406,039       23,340,533
   06-01-15       7.00        9,626,949        9,578,151
   04-01-22       8.00        1,779,997        1,804,472
   04-01-23       8.50        2,153,434        2,203,969
   05-01-23       6.50        1,582,360        1,525,490
   05-01-24       6.00        4,443,937        4,191,166
   06-01-24       9.00        1,213,523        1,256,406
   02-01-25       8.50          901,890          922,462
   05-01-25       8.50        1,010,464        1,032,573
   09-01-25       6.50        3,579,022        3,443,699
   11-01-25       7.50        3,530,659        3,522,927
   02-01-26       7.00        5,081,178        4,977,979
   07-01-26       7.50        3,323,876        3,312,442
   02-01-27       7.50        3,665,570        3,651,824
   03-01-28       6.00       12,929,037       12,052,319
   04-01-28       6.00       16,844,287       15,666,247
   10-01-28       6.00       17,242,552       16,024,883
   10-01-28       7.00       17,158,562       16,743,120
   11-01-28       6.00       24,820,122       23,067,325
   03-01-29       6.50       32,092,225       30,676,792
   05-01-29       6.50       18,893,981       18,043,752
   07-01-29       6.50       50,000,000(n)    47,734,375
   08-01-29       6.50       19,227,418       18,362,184
   08-01-29       7.50        4,949,725        4,920,431
   10-01-29       7.50        9,911,788        9,853,127
   11-01-29       6.50       19,535,014       18,668,199
   12-01-29       7.00        6,951,822        6,780,175
   01-01-30       7.00       17,711,289       17,273,982
   02-01-30       7.50       34,431,753       34,201,318
   03-01-30       7.50       24,713,000       24,551,353
   06-01-30       7.50       24,959,206       24,795,948
   09-01-30       7.00       25,000,000       24,297,001
  Collateralized Mtge Obligation
  Trust Series Z
   02-25-24       6.00        8,853,277(q)     7,580,796
Govt Natl Mtge Assn
   12-01-08       7.00        8,327,079        8,324,498
   05-15-24       7.00       14,639,055       14,391,947
Merrill Lynch Mtge Investors
   06-15-21       7.77          752,318(g)       707,649
  Series 1996-C2 Cl D
   12-21-28       6.96        7,500,000        7,032,225
Total                                        743,758,982

Aerospace & defense (0.3%)
BE Aerospace
  Sr Sub Nts Series B
   02-01-06       9.88        2,500,000       2,468,750
Compass Aerospace
  Company Guaranty Series B
   04-15-05      10.13        1,210,000         178,475
Fairchild
  Company Guaranty
   04-15-09      10.75        1,300,000       1,027,000
L-3 Communications
  Sr Sub Nts Series B
   05-01-07      10.38        2,690,000       2,743,800
Northrop-Grumman
   03-01-06       7.00        3,750,000       3,617,550
Roller Bearing
  Company Guaranty Series B
   06-15-07       9.63        1,600,000       1,464,000
Sequa
  Sr Nts
   08-01-09       9.00        1,600,000       1,596,000
Transdigm
  Company Guaranty
   12-01-08      10.38        1,000,000(d)      900,000
Total                                        13,995,575

Airlines (0.2%)
Continental Airlines
  Series 1974B
   01-02-17       6.90        4,898,005       4,546,083
  Series 1996A
   10-15-13       6.94        4,524,819       4,242,651
Total                                         8,788,734

Automotive & related (0.4%)
Aftermarket Technology
  Sr Sub Nts Series D
   08-01-04      12.00        1,125,000       1,110,938
Daimler Chrysler
   05-27-03       7.75        4,000,000       4,046,912
Delco Remy Intl
  Company Guaranty
   08-01-06      10.63        1,000,000         995,000
  Sr Nts
   12-15-07       8.63          500,000         462,500
Ford Motor Credit
   10-28-09       7.38        5,000,000       4,849,100
   06-15-10       7.88        2,000,000       2,004,180
French (JL) Auto Casting
  Company Guaranty Series B
   06-01-09      11.50        1,000,000         835,000
Hayes Lemmerz Intl
  Company Guaranty
   07-15-06      11.00        1,350,000       1,346,625
Lear
  Sub Nts
   07-15-06       9.50        1,700,000       1,708,500
Oxford Automotive
  Company Guaranty Series D
   06-15-07      10.13          960,000         873,600
Venture Holdings Trust
  Sr Nts Series B
   07-01-05       9.50          650,000         520,000
Total                                        18,752,355

Banks and savings & loans (1.5%)
Bank of America
   05-16-05       7.88        7,000,000       7,191,016
Capital One Bank
   05-15-08       6.70        5,300,000       4,835,932
  Sr Nts
   06-15-05       8.25        7,000,000       7,067,130
Corp Andina de Fomento
  (U.S. Dollar)
   02-01-03       7.10        5,200,000(c)    5,108,688
Cullen/Frost Capital
  Series A
   02-01-27       8.42        3,200,000       2,854,560
Deutsche Telekom Intl Finance
  (U.S. Dollar)
   06-15-10       8.00       12,250,000(c)   12,396,632
Morgan (JP)
  Sr Sub Medium-term Nts  Series A
   02-15-12       4.00        5,000,000(g)    4,307,750
Provident Trust
  Company Guaranty
   04-15-28       8.29        5,500,000       4,628,773
Union Planters Bank
  Sub Nts
   03-15-08      6.50        10,000,000       8,837,450
Union Planters Capital
  Company Guaranty
   12-15-26      8.20         2,600,000       2,109,458
Wachovia
  Sr Nts
   07-15-05      7.45         4,000,000       4,034,880
Washington Mutual Capital
  Company Guaranty
   06-01-27      8.38         2,900,000       2,613,306
  Sr Nts
   06-15-05      8.25         4,500,000       4,603,455
Wells Fargo
  Sr Medium-term Nts Series G
   09-15-02      6.38         5,800,000       5,715,204
Total                                        76,304,234

Building materials & construction (0.2%)
Foster Wheeler
   11-15-05      6.75         5,375,000       4,551,319
Nortek
  Sr Sub Nts
   03-01-04      9.88         1,500,000(j)    1,455,000
Pulte
  Company Guaranty
   04-01-03      9.50         5,000,000       5,040,740
Total                                        11,047,059

Chemicals (0.4%)
Allied Waste North America
  Company Guaranty Series B
   01-01-09      7.88         1,850,000       1,667,313
   08-01-09     10.00         2,900,000(j)    2,588,250
Dow Chemical
   11-01-29      7.38         2,200,000       2,145,770
Lyondell Chemical
  Series A
   05-01-07      9.63         1,100,000       1,117,875
Rohm & Haas
   07-15-29      7.85         6,000,000       6,055,086
Sovereign Specialty Chemical
   03-15-10     11.88         1,600,000(d)    1,640,000
Waste Management
  Sr Nts
   10-01-07      7.13         4,500,000       4,212,180
Total                                        19,426,474

Communications equipment & services (0.7%)
360networks
  (U.S. Dollar) Sr Nts
   05-01-08     13.00           500,000(c,d,j)  482,500
Aether Systems
  Cv
   03-22-05      6.00         1,190,000       1,035,300
Aspect Communications
  Zero Coupon Cv Sub Deb
   08-10-18      6.00         1,880,000(e)      569,057
Celcaribe
  Sr Nts
   03-15-04     13.50         1,450,000       1,174,500
DLJ Secured Loan Trust
  Sr Secured Ctfs
   07-07-07     10.13         2,500,000(d)    2,608,500
   07-09-07     11.00           500,000(d)      500,000
Dobson/Sygnet Communications
  Sr Nts
   12-15-08     12.25         2,750,000       2,805,000
Equinix
  Sr Nts
   12-01-07     13.00         1,345,000       1,076,000
FLAG
  Sr Nts
   01-30-08      8.25         2,525,000       2,297,750
GT Group Telecom
  (U.S. Dollar) Zero Coupon
   02-01-05     13.25           750,000(c,d,f  )386,250
IPCS
  Zero Coupon
   07-15-05     14.00               735(d,f)    437,325
KMC Telecom Holdings
  Sr Nts
   05-15-09     13.50           250,000         200,000
  Zero Coupon Sr Disc Nts
   02-15-03     12.68         1,875,000(f)      712,500
KPNQwest
  (U.S. Dollar) Sr Nts
   06-01-09     8.13          3,000,000(c)    2,760,000
MJD Communications
  Sr Sub Nts Series B
   05-01-08     9.50          1,000,000         880,000
NTL
  Cv Sub Nts
   12-15-09     5.75            980,000(d)      654,944
  Sr Nts Series B
   10-01-08    11.50          1,000,000       1,020,000
  Zero Coupon Sr Nts Series B
   04-01-03     9.78          3,825,000(f)    2,448,000
Price Communications Wireless
  Company Guaranty Series B
   12-15-06     9.13          3,450,000       3,484,500
Rhythms NetConnections
  Sr Nts
   02-15-10    14.00            900,000         585,000
Rural Cellular
  Sr Sub Nts Series B
   05-15-08     9.63          1,750,000       1,675,625
Spectrasite Holdings
  Zero Coupon Sr Disc Nts
   04-15-04    11.25          2,000,000(f)    1,220,000
Versatel Telecom
  (European Monetary Unit)
   03-30-05     4.00          1,241,000(c,d)    926,159
  (U.S. Dollar) Sr Nts
   05-15-08    13.25            700,000(c)      658,000
Vialog
  Company Guaranty
   11-15-01    12.75          5,000,000       4,200,001
Voicestream Wireless
  Sr Nts
   11-15-09    10.38          1,149,180       1,241,114
Total                                        36,038,025

Computers & office equipment (0.3%)
Affiliated Computer Services
  Cv
   03-15-05     4.00          1,000,000       1,218,100
Akamai Technologies
  Cv
   07-01-07     5.50            450,000(d)      390,843
Cooperative Computing
  Sr Sub Nts
   02-01-08     9.00          1,770,000         708,000
Exodus Communications
  Sr Nts
   07-15-10    11.63            700,000(d)      710,500
Globix
  Sr Nts
   02-01-10    12.50          2,000,000       1,520,000
Hewlett-Packard
  Zero Coupon Sub Nts
   10-14-17     3.13          1,555,000(e)    1,431,269
Hyperion Solutions
  Cv
   03-15-05     4.50          1,234,000       1,077,405
Juniper Networks
   03-15-07     4.75          1,950,000       2,785,145
Mercury Interactive
  Cv
   07-01-07     4.75          1,330,000(d)    1,670,241
PSINet
  Sr Nts
   11-01-08    11.50          1,125,000         984,375
Sanmina
  Cv
   05-01-04     4.25            340,000         875,269
Solectron
  Zero Coupon Cv
   05-08-20     2.75          2,700,000(e)    1,786,131
Veritas Software
  Cv
   08-13-06     1.86            150,000         508,688
Total                                        15,665,966

Electronics (0.2%)
Celestica
  (U.S. Dollar) Zero Coupon Cv
   08-01-20     6.23          1,570,000(c,e)    836,025
Conexant Systems
  Cv
   02-01-07     4.00          1,950,000       1,425,937
  Cv Sub Nts
   02-01-07     4.00            535,000(d)      386,821
LSI Logic
  Cv
   02-15-05     4.00          1,270,000       1,100,138
SCI Systems
   03-15-07     3.00          1,950,000       2,480,555
Semtech
  Cv
   02-01-07     4.50            570,000(d)      862,416
Vitesse Semiconductor
  Cv
   03-15-05     4.00            780,000(d)      800,842
Total                                         7,892,734

Energy (0.6%)
AES Drax Energy
   08-30-10    11.50            845,000(d)      883,025
Devon Energy
  Cv Deb
   08-15-08     4.90            928,000         881,600
Honam Oil Refinery
  (U.S. Dollar)
   10-15-05     7.13          5,750,000(c,d)  5,461,868
Lodestar Holdings
  Company Guaranty
   05-15-05    11.50          3,000,000         450,000
Phillips Petroleum
   05-25-05     8.50          4,000,000       4,186,632
   05-25-10     8.75          5,000,000       5,392,680
Roil
  (U.S. Dollar)
   12-05-02    12.78          2,196,400(c,d)  2,103,053
USX
   03-01-08     6.85         12,000,000      11,566,920
Total                                        30,925,778

Energy equipment & services (0.1%)
Global Marine
   09-01-07     7.13          4,500,000       4,366,530

Financial services (0.9%)
Associates Corp of North America
  Sr Nts
   10-15-02     6.38         10,000,000       9,826,000
Countrywide Home Loan
  Company Guaranty
   06-15-04     6.85          8,000,000       7,765,840
Duke Capital
  Sr Nts
   10-01-09     7.50          4,500,000       4,464,360
Heller Financial
   05-15-03     7.88          5,000,000       5,050,825
Indah Kiat Finance Mauritius
  (U.S. Dollar) Company Guaranty
   07-01-07    10.00            535,000(c)      310,300
LaBranche
  Sr Sub Nts
   03-01-07    12.00          1,250,000       1,312,500
Morgan Stanley, Dean
 Witter, Discover & Co
   06-15-05     7.75          7,000,000       7,150,241
Providian Financial
  Cv
   08-15-05     3.25          1,230,000       1,305,079
Standard Credit Card Trust
  Series A
   10-07-04     5.95          3,000,000       2,919,390
Travelers Group
  Sr Nts
   01-15-06     6.75          4,000,000       3,883,640
Wilmington Trust
   05-01-08     6.63          3,200,000       2,936,768
Total                                        46,924,943

Food (0.2%)
Aurora Foods
  Sr Sub Nts Series B
   02-15-07     9.88          1,345,000       1,049,100
Earthgrains
   08-01-03     8.38          7,000,000       7,012,040
RAB Enterprises
  Company Guaranty
   05-01-05    10.50            855,000         607,050
Total                                         8,668,190

Health care (0.1%)
Inhale Therapeutic Systems
  Cv Sub Nts
   02-08-07     5.00            961,000(d)    1,370,626
Roche Holdings
  Zero Coupon Cv
   01-19-15     1.47          2,000,000(d,e)  1,911,840
Watson Pharmaceuticals
  Sr Nts
   05-15-08     7.13          2,550,000       2,353,829
Total                                         5,636,295

Health care services (0.2%)
Fountain View
  Company Guaranty Series B
   04-15-08    11.25          2,150,000         322,500
HCA- The Healthcare
   09-01-10     8.75          1,030,000       1,027,384
Magellan Health Services
  Sr Sub Nts
   02-15-08     9.00            220,000         126,500
Paracelsus Healthcare
  Sr Sub Nts
   08-15-06    10.00          2,000,000(b)      620,000
Sunrise Assisted Living
  Cv Sub Nts
   06-15-02     5.50          1,946,000       1,712,480
Tenet Healthcare
  Sr Nts
   12-01-03     8.63          2,500,000       2,499,999
   09-01-10     9.25          1,575,000(d)    1,634,063
  Sr Sub Nts Series B
   12-01-08     8.13            800,000         760,000
Total                                         8,702,926

Industrial equipment & services (0.1%)
Motor & Gears
  Sr Nts Series D
   11-15-06    10.75          1,500,000       1,458,750
Terex
  Company Guaranty Series D
   04-01-08     8.88          1,425,000       1,339,500
Total                                         2,798,250

Insurance (0.8%)
American General Institute Capital
  Company Guaranty Series A
   12-01-45     7.57         10,000,000(d)    9,124,590
Americo Life
  Sr Sub Nts
   06-01-05     9.25          1,600,000       1,496,000
Executive Risk Capital
  Company Guaranty Series B
   02-01-27     8.68          3,000,000       2,906,214
Nationwide CSN Trust
   02-15-25     9.88          9,000,000(d)    9,374,571
New England Mutual
   02-15-24     7.88          2,000,000(d)    1,955,160
Principal Mutual
   03-01-44     8.00          2,500,000(d)    2,183,898
SAFECO Capital Trust
  Company Guaranty
   07-15-37     8.07          5,000,000       4,332,390
SunAmerica
   08-30-05     7.34          5,000,000       5,043,850
Zurich Capital Trust
  (U.S. Dollar) Company Guaranty
   06-01-37     8.38          3,750,000(c,d)  3,653,895
Total                                        40,070,568

Leisure time & entertainment (0.4%)
Argosy Gaming
  Company Guaranty
   06-01-09    10.75          1,875,000       1,975,781
Cinemark USA
  Sr Sub Nts Series B
   08-01-08     9.63          2,710,000         975,600
Coast Hotels & Casino
  Company Guaranty
   04-01-09     9.50          2,000,000       1,970,000
Horseshoe Gaming Holdings
  Company Guaranty
   05-15-09     8.63          2,500,000       2,437,500
Pinnacle Entertainment
  Company Guaranty Series B
   02-15-07     9.25          1,875,000       1,921,875
Premier Parks
  Sr Nts
   04-01-06     9.25          1,250,000       1,168,750
Riviera Holdings
  Company Guaranty
   08-15-04    10.00          1,150,000       1,058,000
Station Casinos
  Sr Sub Nts
   04-15-07     9.75          2,000,000       1,980,000
Time Warner
   02-01-24     7.57          2,900,000       2,772,168
Trump Atlantic City Assn/Funding
  1st Mtge Company Guaranty
   05-01-06    11.25          1,025,000         691,875
United Artists Theatres
  Series 1995A
   07-01-15     9.30          1,820,983       1,099,910
Viacom
  Company Guaranty
   07-30-10     7.70          3,200,000       3,243,553
Total                                        21,295,012

Media (1.1%)
Charter Communications  Holdings/Charter Capital
  Sr Nts
   01-15-10    10.25          1,500,000       1,492,500
Comcast Cable Communications
   11-15-08     6.20          6,100,000       5,630,361
Cox Communications
   11-15-15     7.25          5,000,000       4,783,400
   06-15-25     7.63          5,000,000       4,764,850
  Cv
   04-19-20      .43          2,045,000         964,667
Cox Enterprises
   06-15-09     7.38         10,000,000(d)    9,657,400
CSC Holdings
  Sr Sub Nts
   11-01-05     9.25          2,000,000       2,020,000
Golden Sky Systems
  Company Guaranty Series B
   08-01-06    12.38          2,350,000       2,585,000
Lamar Media
  Company Guaranty
   12-01-06     9.63          2,180,000       2,229,050
MDC Communications
  (U.S. Dollar) Sr Sub Nts
   12-01-06    10.50          1,350,000(c)    1,296,000
Outdoor Systems
  Company Guaranty
   10-15-06     9.38          2,500,000       2,612,300
Paxson Communications
  Sr Sub Nts
   10-01-02    11.63          2,000,000       2,047,500
Price Communications Wireless
  Sr Sub Nts
   07-15-07    11.75          1,500,000       1,616,250
Radio Unica
  Zero Coupon Company Guaranty
   08-01-02    11.75          1,950,000(f)    1,345,500
Telemundo Holdings
  Zero Coupon Sr Disc Nts Series B
   08-15-03    11.50          1,965,000(f)    1,365,675
TeleWest Communications
  (U.S. Dollar) Cv
   07-07-05     6.00            952,000(c,d)    811,580
  (U.S. Dollar) Zero Coupon Sr Disc Nts
   04-15-04     9.25          1,600,000(c,f)    888,000
Time Warner Entertainment
  Sr Nts
   07-15-33     8.38         10,000,000      10,350,500
Total                                        56,460,533

Metals (0.1%)
EnviroSource
  Sr Nts Series B
   06-15-03     9.75          1,500,000         465,000
Imexsa Export Trust
  (U.S. Dollar)
   05-31-03    10.13          1,976,109(c,d)  1,916,826
Ormet
  Company Guaranty
   08-15-08    11.00          1,235,000(d)    1,123,850
Pen Holdings
  Company Guaranty Series B
   06-15-08     9.88          2,515,000       1,936,550
U.S. Can
  Company Guaranty
   10-15-06    10.13          2,000,000       2,160,000
Total                                         7,602,226

Miscellaneous (0.8%)
Actuant
  Company Guaranty
   05-01-09    13.00          1,135,000(d)    1,157,700
Adams Outdoor Advertising
  Sr Nts
   03-15-06    10.75          3,460,000       3,563,800
Argo-Tech
  Company Guaranty
   10-01-07     8.63          1,150,000         920,000
Bistro Trust
   12-31-02     9.50         12,000,000(d)   11,412,000
Continucare
  Cv Sr Sub Nts
   10-31-02     8.00            243,902(b,d)     48,476
Delphes 2
  (U.S. Dollar)
   05-05-09     7.75          3,000,000(c,d)  2,923,140
Falcon Products
  Company Guaranty Series B
   06-15-09    11.38          2,000,000       1,900,000
ISG Resources
   04-15-08    10.00          2,760,000       2,346,000
Jasmine Submarine Telecom
  (U.S. Dollar) Sr Nts
   05-30-11     8.48            806,323(c,d)    748,880
Nationwide Credit
  Sr Nts Series A
   01-15-08    10.25          2,500,000       1,662,500
Network Associates
  Zero Coupon Cv Sub Deb
   02-13-18     3.24          4,664,000(e)    1,825,396
Norcal Waste Systems
  Company Guaranty Series B
   11-15-05    13.50          2,000,000       2,085,000
NSM Steel
  Company Guaranty
   02-01-06    12.00          1,522,095(b,d)     60,884
Omega Cabinets
  Sr Sub Nts
   06-15-07    10.50          1,980,000       1,821,600
Outsourcing Solutions
  Sr Sub Nts Series B
   11-01-06    11.00          1,125,000         956,250
PSA
   08-01-05     7.13          7,000,000(d)    7,028,161
SC Intl
   09-01-07     9.25          1,950,000       1,891,500
Stellex Inds
  Sr Sub Nts Series B
   11-01-07     9.50          1,350,000(b)      189,000
Vesta Capital
   01-15-27     8.52          5,000,000(d)    1,837,755
Total                                        44,378,042

Multi-industry conglomerates (0.5%)
CBS
   06-01-01     8.88          9,750,000       9,838,140
Goodrich (BF)
  Company Guaranty
   04-15-08     7.50          5,000,000       4,834,450
Interim Services
  Cv Sub Nts
   06-01-05     4.50          1,244,000         873,798
Jordan Inds
  Sr Nts Series D
   08-01-07    10.38          4,080,000       3,814,800
Prime Succession
  Sr Sub Nts
   08-15-04    10.75            980,000(b)      147,000
US Inds/USI America Holding
  Company Guaranty
   10-15-03     7.13          5,000,000       4,922,750
USI American Holdings
  Sr Nts Series B
   12-01-06     7.25          3,350,000       3,211,159
Total                                        27,642,097

Paper & packaging (0.5%)
Abitibi-Consolidated
  (U.S. Dollar)
   08-01-05     8.30          8,000,000(c)    8,135,920
Ball
  Company Guaranty
   08-01-08     8.25          1,750,000       1,680,000
Crown Paper
  Sr Sub Nts
   09-01-05    11.00          1,000,000(b)      270,000
Gaylord Container
  Sr Nts
   06-15-07     9.75          1,250,000       1,000,000
Intl Paper
   07-08-05     8.13          6,000,000(d)    6,136,620
Packaging Corp of America
  Company Guaranty
   04-01-09     9.63          2,495,000       2,557,375
Quno
  (U.S. Dollar) Sr Nts
   05-15-05     9.13          2,500,000(c)    2,566,715
Repap New Brunswick
  (U.S. Dollar) Sr Nts
   06-01-04     9.00          2,200,000(c)    2,222,000
Silgan Holdings
   06-01-09     9.00          2,650,000       2,411,500
Total                                        26,980,130

Restaurants & lodging (0.2%)
MGM Grand
  Sr Sub Nts
   06-01-07    9.75           3,000,000      3,142,500
MGM Mirage
   02-06-08    6.88           7,380,000      6,783,622
Total                                        9,926,122

Retail (0.2%)
Eye Care Centers of America
  Company Guaranty
   05-01-08    9.13             500,000        185,000
Flooring America
  Company Guaranty
   10-15-07    9.25           1,849,000      1,090,910
Kroger
  Company Guaranty
   03-01-08    7.45           6,075,000      5,876,530
Target
   08-15-10    7.50           2,500,000      2,514,383
Wal-Mart CRAVE Trust
   07-17-06    7.00           3,422,458(d)   3,347,369
Total                                       13,014,192

Textiles & apparel (--%)
Galey & Lord
  Company Guaranty
   03-01-08    9.13           1,750,000        910,000

Transportation (0.1%)
Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
   06-15-04    9.25          5,120,000(b,c)  1,638,400
Hermes Europe RailTel
  (U.S. Dollar) Sr Nts
   01-15-09   10.38          3,300,000(c)    2,112,000
Zhuhai Highway
  (U.S. Dollar) Sub Nts
   07-01-08   11.50          5,000,000(b,c,d)1,000,000
Total                                        4,750,400

Utilities -- electric (0.7%)
Alabama Power
  1st Mtge
   12-01-24    9.00          2,038,080       2,126,686
Arizona Public Service
  1st Mtge Sale Lease-backed Obligation
   12-30-15    8.00          1,800,000       1,747,656
Cleveland Electric Illuminating
  1st Mtge Series B
   05-15-05    9.50          9,000,000       9,118,889
Connecticut Light & Power
  1st Mtge Series C
   06-01-02    7.75          5,000,000       5,035,350
Jersey Central Power & Light
  1st Mtge
   11-01-25    6.75          7,200,000       6,345,007
Public Service Electric & Gas
  1st & Ref Mtge (AMBAC Insured)
   01-01-1 6   6.75          2,600,000(h)    2,349,854
Salton Sea Funding
  Series C
   05-30-10    7.84          1,325,000       1,339,284
Sithe Independence Funding
  Series A
   12-30-13    9.00          1,500,000       1,522,350
Texas Utilities Electric
   08-01-07    7.17          5,000,000       4,912,100
Western Massachusetts Electric
  1st Mtge Series B
   07-01-01    7.38          2,750,000       2,739,138
Total                                       37,236,314

Utilities -- gas (0.4%)
Columbia Energy Group
  Series E
   11-28-10    7.32          7,000,000       6,587,350
El Paso Energy
  Sr Nts
   05-15-09    6.75          1,900,000       1,801,922
  Sr Nts Series B
   07-15-01    6.63          8,675,000       8,593,195
Enron
   06-15-03    7.88          3,000,000       3,052,770
Total                                       20,035,237

Utilities -- telephone (1.3%)
360 Communications
   04-01-09    7.60          3,000,000       2,937,360
Allegiance Telecom
  Zero Coupon Sr Disc Nts Series B
   02-15-03   11.94            950,000(f)      679,250
AT&T Canada
  (U.S. Dollar) Sr Nts
   11-01-08   10.63          1,200,000(c)    1,321,404
  (U.S. Dollar) Zero Coupon Sr Disc Nts
   06-15-03    9.95          2,300,000(c,f)  1,903,572
COLT Telecom Group
  (European Monetary Unit) Cv
   04-03-07    2.00          2,290,000(c,d)  1,715,363
Geotek Communications
  Cv Sr Sub Nts
   02-15-01   12.00          1,655,000(b)        2,069
Global Crossing Holdings
  (U.S. Dollar) Sr Nts
   11-15-09    9.50            625,000(c)      626,563
Hyperion Telecommunications
  Sr Nts Series B
   09-01-04   12.25          1,500,000       1,440,000
Intermedia Communications
  Sr Nts Series B
   06-01-08    8.60          1,900,000       1,558,000
  Zero Coupon Sr Disc Nts
  Series B
   07-15-02   11.25          2,695,000(f)    1,832,600
Level 3 Communications
  Cv
   03-15-10    6.00            970,000         872,631
McLeod USA
  Sr Nts
   02-15-09    8.13          1,000,000         895,000
Nextel Communications
  Cv
   11-15-09    9.38          2,500,000       2,450,000
  Cv Sr Nts
   01-15-10    5.25            970,000(d)      948,253
Primus Telecomm Group
  Cv
   02-15-07    5.75          3,115,000(d)    1,614,566
  Sr Nts
   08-01-04   11.75          2,300,000       1,495,000
Qwest Communications Intl
  Sr Nts Series B
   11-01-08    7.50          6,950,000       6,883,628
RSL Communications
  (U.S. Dollar) Company Guaranty
   11-15-06   12.25          3,000,000(c)    1,050,000
Sprint Capital
  Company Guaranty
   05-01-09    6.38          5,000,000       4,544,950
TeleCorp PCS
  Sr Sub Nts
   07-15-10   10.63          1,060,000(d)    1,102,400
U S WEST Capital Funding
  Company Guaranty
   08-15-01    6.88         10,000,000       9,964,099
U S WEST Communications
   11-10-26    7.20          5,000,000       4,397,150
United Pan-Europe Communications
  (U.S. Dollar) Sr Nts Series B
   02-01-10   11.25            925,000(c)      808,219
   02-01-10   11.50          1,300,000(c)    1,137,500
Vodafone AirTouch
  (U.S. Dollar)
   02-15-10    7.75          5,000,000(c,d)  5,022,400
  Company Guaranty
   05-01-08    6.65         10,000,000       9,384,999
Williams Communications Group
  Sr Nts
   08-01-10   11.88            500,000(d)      500,000
Total                                       67,086,976

Total bonds
(Cost: $1,802,367,084)                  $1,751,233,980

Short-term securities (3.4%)

Issuer                Annualized             Amount        Value(a)
                     yield on date         payable at
                      of purchase           maturity

U.S. government agencies (2.0%)
Federal Home Loan Bank Disc Nts
   10-06-00             6.46               38,900,000     38,634,035
   10-13-00             6.46               30,200,000     29,968,774
Federal Home Loan Mtge Corp Disc Nts
   09-12-00             6.43                1,800,000      1,796,148
   10-24-00             6.50                7,000,000      6,932,380
Federal Natl Mtge Assn Disc Nts
   09-21-00             6.43               25,200,000     25,101,088
   09-28-00             6.44                  800,000        795,820
Total                                                    103,228,245

Commercial paper (1.4%)
Alcoa
   09-22-00             6.50                2,600,000      2,589,720
   11-16-00             6.57                8,100,000      7,986,001
AT&T
   09-06-00             6.50               18,000,000     17,980,530
Delaware Funding
   09-25-00             6.55                4,400,000(l)   4,379,894
Gillette
   10-12-00             6.53                9,500,000(l)   9,428,180
   10-17-00             6.55                6,600,000(l)   6,544,077
May Department Stores
   10-11-00             6.56                3,400,000      3,374,443
Morgan Stanley, Dean
  Witter, Discover & Co
   09-18-00             6.52                1,700,000      1,694,381
Nestle Capital
   09-01-00             6.40                  900,000        899,840
Pfizer
   09-15-00             6.47                8,700,000      8,676,618
Preferred Receivables
   10-06-00             6.54                1,600,000(l)   1,589,600
Reed Elsevier
   09-18-00             6.53                6,900,000(l)   6,877,540
Total                                                     72,020,824

Total short-term securities
(Cost: $175,304,239)                                    $175,249,069

Total investments in securities
(Cost: $3,781,283,397)(r)                             $5,342,800,244

Notes to investments in securities
(a)Securities are valued by procedures described in Note 1 to the financial statements.
(b)Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c)Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2000, the value of foreign securities represented 8.93% of net assets.
(d)Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e)For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(f)For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(g)Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2000.
(h)The following abbreviation is used in portfolio descriptions to identify the insurer of the issue:

   AMBAC -- American Municipal Bond Association Corporation

(i)ACES   (Automatically   Convertible  Equity  Securities)  are  structured  as
   convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.
(j)Security is partially or fully on loan. See Note 5 to the financial statements.
(k)Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.
(l)Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(m)At Aug. 31, 2000, securities valued at $203,469,375 were held to cover open call options written as follows:

Issuer                                                            Contracts       Exercise       Expiration        Value(a)
                                                                                    price           date
American Intl Group                                                  300            $90           Nov. 2000        $142,500
American Intl Group                                                  300             95           Nov. 2000          80,625
Cendant                                                            3,500             15           Nov. 2000         262,500
Cisco Systems                                                        500             70           Oct. 2000         181,250
Citigroup                                                            500             56          Sept. 2000         189,109
Donaldson, Lufkin & Jenrette - DLJ                                   500             70           Oct. 2000         956,250
Elan ADR                                                           2,200             55          Sept. 2000         907,500
Elan ADR                                                             500             60           Oct. 2000         178,125
Illinois Tool Works                                                1,200             60          Sept. 2000          30,000
Merrill Lynch                                                        200            140           Oct. 2000         237,500
Microsoft                                                            750             70           Oct. 2000         305,496
Nokia ADR Cl A                                                       250             45          Sept. 2000          39,062
Qwest Communications Intl                                            500             50          Sept. 2000         143,750
Qwest Communications Intl                                            500             55           Oct. 2000         134,375
Southwest Airlines                                                 1,000             25          Sept. 2000          15,626
Texas Instruments                                                    500             70          Sept. 2000          76,562
Texas Instruments                                                    500             75          Sept. 2000          23,438
Texas Instruments                                                    500             70           Oct. 2000         215,625
Texas Instruments                                                    500             75           Oct. 2000         134,375
USA Networks                                                       1,000             25           Oct. 2000         137,500
WorldCom                                                           1,000             40          Sept. 2000          28,125
WorldCom                                                           1,000             45           Dec. 2000         125,000
Total                                                                                                            $4,544,293

(n)At Aug. 31, 2000, the cost of securities purchased, including interest purchased, on a when-issued basis was $47,945,486.
(o)Negligible market value.
(p)PRIDES (Preferred Redeemable Increased Dividend Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.
(q)This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.
(r)At Aug. 31, 2000, the cost of securities for federal income tax purposes was $3,786,500,633 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                              $1,739,036,533
Unrealized depreciation                                (182,736,922)
                                                       ------------
Net unrealized appreciation                          $1,556,299,611

Investments in Securities
AXP VP - New Dimensions Fund
Aug. 31, 2000

(Percentages represent value of investments compared to net assets)


Common stocks (95.9%)
Issuer                            Shares           Value(a)

Aerospace & defense (0.3%)
United Technologies               236,000         $14,735,250

Airlines (0.9%)
Southwest Airlines              2,139,350          48,402,794

Banks and savings & loans (2.6%)
State Street                      479,700          56,484,675
Wells Fargo                     2,054,500          88,728,719
Total                                             145,213,394

Beverages & tobacco (0.4%)
Anheuser-Busch                     86,100           6,785,756
Coca-Cola                         344,000          18,103,000
Total                                              24,888,756

Chemicals (0.2%)
Air Products & Chemicals          283,600          10,298,225

Communications equipment & services (10.6%)
Corning                           515,800         169,150,163
JDS Uniphase                    1,375,500(b)      171,421,687
Lucent Technologies             1,118,000          46,746,375
Motorola                        1,671,900          60,292,894
Nokia ADR Cl A                  1,113,600(c)       50,042,400
Nortel Networks                 1,145,900(c)       93,462,469
Total                                             591,115,988

Computer software & services (3.6%)
Microsoft                      1,719,900(b)       120,070,519
Oracle                           889,900(b)        80,925,281
Total                                             200,995,800

Computers & office equipment (17.8%)
America Online                 1,116,300(b)        65,443,088
Automatic Data Processing      1,111,600           66,279,150
Cisco Systems                  3,385,600(b)       231,913,599
Dell Computer                    856,600(b)        37,369,175
EMC                            1,862,000(b)       182,476,000
Hewlett-Packard                  513,200           61,968,900
Intl Business Machines           855,100          112,873,200
Sanmina                          154,200(b)        18,195,600
Solectron                      2,476,400(b)       112,211,875
Sun Microsystems                 343,900(b)        43,653,806
Veritas Software                 256,800(b)        30,960,450
Yahoo!                           240,700(b)        29,245,050
Total                                             992,589,893

Electronics (8.6%)
Applied Materials                687,600(b)        59,348,475
Applied Micro Circuits            22,400(b)         4,545,800
Broadcom Cl A                     54,700(b)        13,675,000
Intel                          2,407,200          180,239,099
Maxim Integrated Products        393,400(b)        34,496,263
PMC-Sierra                        71,800(b)        16,944,800
Teradyne                         361,500(b)        23,429,719
Texas Instruments              2,204,800          147,583,800
Total                                             480,262,956

Energy (4.5%)
Chevron                          803,800           67,921,100
Exxon Mobil                    2,223,898          181,525,674
Total                                             249,446,774

Energy equipment & services (1.0%)
Halliburton                    1,095,500           58,061,500

Financial services (7.5%)
Citigroup                      3,420,833          199,691,146
MBNA                           1,718,650           60,689,828
Morgan Stanley, Dean
Witter, Discover & Co          1,452,180          156,196,535
Total                                             416,577,509

Health care (6.3%)
ALZA                             393,300(b)        29,743,313
Amgen                            393,300(b)        29,817,056
Bristol-Myers Squibb           1,410,300           74,745,900
Guidant                          222,500(b)        14,977,031
Medtronic                      1,238,500           63,473,125
Pfizer                         2,530,950          109,463,587
Schering-Plough                  667,900           26,799,488
Total                                             349,019,500

Health care services (1.4%)
Cardinal Health                  922,550           75,476,122

Household products (1.1%)
Colgate-Palmolive                957,800           48,787,938
Kimberly-Clark                   223,000           13,045,500
Total                                              61,833,438

Industrial equipment & services (0.5%)
Illinois Tool Works              481,600           26,999,700

Insurance (1.9%)
American Intl Group            1,197,960          106,768,185

Leisure time & entertainment (3.6%)
Time Warner                      732,400           62,620,200
Viacom Cl B                    2,054,217(b)       138,274,482
Total                                             200,894,682

Media (1.1%)
Comcast Special Cl A             205,500(b)         7,654,875
Gannett                          861,786           48,798,632
Sony ADR                          52,700            5,869,681
Total                                              62,323,188

Metals (0.3%)
Alcoa                            420,000           13,965,000

Miscellaneous (0.6%)
Stilwell Financial               721,200(b)        34,888,050

Multi-industry conglomerates (6.5%)
General Electric               3,728,000          218,787,000
Minnesota Mining & Mfg           650,500           60,496,500
Tyco Intl                      1,478,344(c)        84,265,608
Total                                             363,549,108

Restaurants & lodging (0.7%)
Marriott Intl Cl A               962,700           38,026,650

Retail (7.3%)
Best Buy                         187,700(b)        11,590,475
Costco Wholesale               1,582,500(b)        54,497,344
Home Depot                     1,087,450           52,265,566
Safeway                        2,396,000(b)       118,152,750
Target                         1,795,400           41,743,050
Wal-Mart Stores                2,745,900          130,258,631
Total                                             408,507,816

Utilities -- electric (0.3%)
Calpine                          151,100(b)        14,958,900

Utilities -- gas (3.6%)
El Paso Energy                 1,539,500           89,675,875
Enron                          1,300,000          110,337,500
Total                                             200,013,375

Utilities -- telephone (2.6%)
AT&T - Liberty Media Group
         Cl A                  1,370,400(b)        29,292,300
Level 3 Communications           171,300(b)        14,943,248
Qwest Communications Intl        879,186(b)        45,387,977
WorldCom                       1,515,700(b)        55,323,051
Total                                             144,946,576

Total common stocks
(Cost: $3,399,631,607)                         $5,334,759,129

 Short-term securities (4.4%)
Issuer            Annualized            Amount          Value(a)
                 yield on date        payable at
                  of purchase          maturity

U.S. government agencies (2.1%)
Federal Home Loan Bank Disc Nt
   09-13-00         6.41%           $21,500,000        $21,448,603
Federal Home Loan Mtge Corp Disc Nt
   10-03-00         6.43             47,800,000         47,520,011
Federal Natl Mtge Assn Disc Nts
   09-20-00         6.41             41,500,000         41,347,370
   10-26-00         6.51              4,600,000          4,552,072
Total                                                  114,868,056

Commercial paper (2.3%)
Alcoa
   10-16-00         6.53              3,000,000          2,975,160
Barton Capital
   10-03-00         6.55              5,300,000(d)       5,268,372
Bell Atlantic Finance Services
   09-05-00         6.56              8,700,000          8,691,964
Commerzbank U.S. Finance
   09-27-00         6.53              2,400,000          2,388,102
Duke Energy
   09-14-00         6.52             18,700,000         18,651,067
Gannett
   09-08-00         6.50              8,500,000(d)       8,487,741
   09-26-00         6.53             13,000,000(d)      12,937,939
Gillette
   10-13-00         6.52              9,200,000(d)       9,125,095
GMAC
   10-05-00         6.55              1,900,000          1,887,571
Household Finance
   09-01-00         6.65              1,900,000          1,899,649
Pfizer
   09-28-00         6.50             18,600,000(d)      18,506,400
Reed Elsevier
   09-18-00         6.53              4,800,000(d)       4,784,375
Wal-Mart Stores
   09-19-00         6.52              3,200,000(d)       3,188,836
   09-26-00         6.53             18,200,000(d)      18,113,115
   10-17-00         6.54              8,200,000(d)       8,129,450
Windmill Funding
   09-21-00         6.55              3,600,000(d)       3,586,083
Total                                                  128,620,919

Total short-term securities
(Cost: $243,551,988)                                  $243,488,975

Total investments in securities
(Cost: $3,643,183,595)(e)  $5,578,248,104

 Notes to investments in securities
(a)Securities are valued by procedures described in Note 1 to the financial statements.
(b)Non-income producing.
(c)Foreign security values are stated in U.S. dollars. As of Aug. 31, 2000, the value of foreign securities represented 4.09% of net assets.
(d)Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other
   "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e)At Aug. 31, 2000, the cost of securities for federal income tax purposes was $3,643,183,595 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                               $2,000,761,763
Unrealized depreciation                                  (65,697,254)
                                                         -----------
Net unrealized appreciation                           $1,935,064,509

Investments in Securities
AXP VP - S&P 500 Index Fund
Aug. 31, 2000

(Percentages represent value of investments compared to net assets)


Common stocks (100.0%)
Issuer                        Shares          Value(a)

Aerospace & defense (1.2%)
Boeing                         1,426          $76,471
General Dynamics                 315           19,825
Goodrich (BF)                    159            6,489
Honeywell Intl                 1,254           48,358
Lockheed Martin                  672           19,068
Northrop Grumman                 109            8,482
Raytheon Cl B                    533           14,824
Rockwell Intl                    295           11,929
United Technologies              740           46,204
Total                                         251,650

Airlines (0.2%)
AMR                              235(b)         7,711
Delta Air Lines                  192            9,504
Southwest Airlines               779           17,625
US Airways Group                 104(b)         3,536
Total                                          38,376

Automotive & related (1.0%)
Cooper Tire & Rubber             115            1,387
Cummins Engine                    65            2,308
Dana                             239            5,900
Delphi Automotive Systems        884           14,531
Eaton                            114            7,567
Ford Motor                     2,945           71,232
General Motors                   841           60,710
Genuine Parts                    277            5,696
Goodyear Tire & Rubber           245            5,727
Johnson Controls                 134            7,161
Navistar Intl                     97(b)         3,638
PACCAR                           120            5,093
Snap-On                           92            2,835
TRW                              193            8,818
Visteon                          204            3,200
Total                                         205,803

Banks and savings & loans (5.1%)
AmSouth Bancorporation           617           11,261
Bank of America                2,604          139,477
Bank of New York               1,159           60,776
Bank One                       1,802           63,521
BB&T                             615           16,644
Charter One Financial            329            7,814
Chase Manhattan                2,047          114,377
Comerica                         245           13,797
Fifth Third Bancorp              730           33,717
First Union                    1,541           44,593
Firstar                        1,524           36,386
FleetBoston Financial          1,416           60,446
Golden West Financial            248           11,811
Huntington Bancshares            383            6,463
KeyCorp                          682           13,768
Mellon Financial                 772           34,933
Morgan (JP)                      256           42,800
Natl City                        952           19,933
Northern Trust                   350           29,509
Old Kent Financial               215            6,302
PNC Financial Services Group     457           26,935
Regions Financial                346            7,526
Southtrust                       264            7,442
State Street                     253           29,791
Summit Bancorp                   276            7,642
SunTrust Banks                   476           23,503
Synovus Financial                443            8,722
U.S. Bancorp                   1,182           25,709
Union Planters                   212            6,426
USA Education                    246            9,640
Wachovia                         318           18,226
Washington Mutual                861           30,135
Wells Fargo                    2,531          109,309
Total                                       1,079,334

Beverages & tobacco (2.4%)
Anheuser-Busch                   710          55,957
Brown-Forman Cl B                107           5,671
Coca-Cola                      3,889         204,661
Coca-Cola Enterprises            660          12,293
Coors (Adolph) Cl B               57           3,395
Fortune Brands                   248           6,324
PepsiCo                        2,264          96,504
Philip Morris                  3,593         106,444
UST                              254           5,493
Total                                        496,742

Building materials & construction (0.3%)
Armstrong Holdings                63           1,004
Centex                            93           2,685
Fluor                            119           3,563
Georgia-Pacific Group            267           7,142
Kaufman & Broad Home              75           1,861
Louisiana-Pacific                163           1,722
Masco                            704          13,729
Owens-Corning                     87             451
Potlatch                          45           1,513
Pulte                             64           2,108
Sherwin-Williams                 257           5,911
Temple-Inland                     82           3,480
Vulcan Materials                 158           7,001
Weyerhaeuser                     365          16,905
Total                                         69,075

Chemicals (1.0%)
Air Products & Chemicals         360          13,073
Allied Waste Inds                296(b)        2,720
Dow Chemical                   1,062          27,812
Du Pont (EI) de Nemours        1,646          73,865
Eastman Chemical                 120           5,175
Ecolab                           203           7,904
Engelhard                        200           3,750
FMC                               47(b)        3,187
Grace (WR)                       106(b)          841
Great Lakes Chemical              85           2,869
Hercules                         168           2,226
Millipore                         72           4,383
Pall                             194           4,147
PPG Inds                         273          11,057
Praxair                          247          10,930
Rohm & Haas                      341           9,868
Sigma-Aldrich                    133           3,870
Union Carbide                    211           8,453
Waste Management                 975          18,464
Total                                        214,594

Communications equipment & services (5.8%)
ADC Telecommunications         1,061(b)       43,435
Andrew Corp                      126(b)        3,733
Corning                          462         151,507
JDS Uniphase                   1,464(b)      182,451
Lucent Technologies            5,116         213,915
Motorola                       3,381         121,929
Nortel Networks                4,654(c)      379,594
QUALCOMM                       1,165(b)       69,754
Scientific-Atlanta               250          19,484
Tellabs                          644(b)       36,185
Total                                      1,221,987

Computer software & services (5.5%)
Adobe Systems                    189          24,570
BMC Software                      383(b)      10,341
Citrix Systems                   290(b)        6,380
Computer Associates Intl         925          29,369
Compuware                        566(b)        5,979
Microsoft                      8,267(b)      577,140
Novell                           517(b)        6,333
Oracle                         4,459(b)      405,490
Parametric Technology            433(b)        5,792
PeopleSoft                       433(b)       13,964
Siebel Systems                   314(b)       61,880
Total                                      1,147,238

Computers & office equipment (15.0%)
Adaptec                          163(b)        3,994
America Online                 3,609(b)      211,579
Apple Computer                   512(b)       31,200
Autodesk                          91           2,559
Automatic Data Processing        986          58,791
Cabletron Systems                286(b)       10,707
Ceridian                         227(b)        5,491
Cisco Systems                 10,928(b)      748,688
Compaq Computer                2,668          90,880
Computer Sciences                262(b)       20,714
Comverse Technology              240(b)       22,065
Dell Computer                  4,045(b)      176,463
Electronic Data Systems          732          36,463
EMC                            3,409(b)      334,083
Equifax                          221           5,622
First Data                       648          30,902
Gateway                          506(b)       34,459
Hewlett-Packard                1,572         189,820
Intl Business Machines         2,785         367,621
Lexmark Intl Group Cl A          203(b)       13,766
Mercury Interactive              124(b)       15,151
NCR                              149(b)        6,016
Network Appliance                479(b)       56,043
Palm                             887(b)       39,028
Pitney Bowes                     404          14,771
SABRE Holdings Cl A              202           5,631
Sanmina                          233(b)       27,492
Sapient                          184(b)        9,660
Seagate Technology               356(b)       21,138
Solectron                        937(b)       42,458
Sun Microsystems               2,493(b)      316,455
Unisys                           489(b)        6,357
Veritas Software                 615(b)       74,146
Yahoo!                           854(b)      103,761
Total                                      3,133,974

Electronics (7.9%)
Advanced Micro Devices           481(b)       18,098
Agilent Technologies             711(b)       42,883
Altera                           626(b)       40,573
American Power Conversion        304(b)        7,239
Analog Devices                   556(b)       55,878
Applied Materials              1,269(b)      109,531
Broadcom Cl A                    339(b)       84,750
Conexant Systems                 341(b)       12,681
Intel                         10,522         787,835
KLA-Tencor                       292(b)       19,163
Linear Technology                489          35,178
LSI Logic                        482(b)       17,322
Maxim Integrated Products        445(b)       39,021
Micron Technology                872(b)       71,286
Molex                            308          16,266
Natl Semiconductor               277(b)       12,327
Novellus Systems                 205(b)       12,620
PerkinElmer                       77           6,925
Tektronix                         75           5,714
Teradyne                         272(b)       17,629
Texas Instruments              2,709         181,335
Thomas & Betts                    91           1,706
Xilinx                           505(b)       44,882
Total                                      1,640,842

Energy (4.7%)
Amerada Hess                     142           9,718
Anadarko Petroleum               382          25,124
Apache                           191          12,033
Ashland                          110           3,878
Burlington Resources             338          13,288
Chevron                        1,025          86,613
Conoco Cl B                      981          25,629
Devon Energy                     198          11,595
Exxon Mobil                    5,469         446,410
FirstEnergy                      362           8,960
Kerr-McGee                       147           9,289
Occidental Petroleum             579          12,521
Phillips Petroleum               399          24,688
Royal Dutch Petroleum          3,369(c)      206,142
Sunoco                           139           3,779
Texaco                           868          44,702
Tosco                            227           6,924
Unocal                           381          12,716
USX-Marathon Group               489          13,417
Total                                        977,426

Energy equipment & services (0.7%)
Baker Hughes                     518          18,940
Halliburton                      698          36,994
McDermott Intl                    94             723
Rowan Companies                  147(b)        4,557
Schlumberger                     894          76,269
Transocean Sedco Forex           330          19,718
Total                                        157,201

Financial services (6.4%)
American Express              2,099          124,104
Associates First Capital
 Cl A                         1,145           32,204
Bear Stearns Companies          173           11,602
Capital One Financial           307           18,516
CIT Group Cl A                  413            7,228
Citigroup                     7,069          412,676
Countrywide Credit Inds         178            6,742
Fannie Mae                    1,583           85,087
Franklin Resources              382           14,516
Freddie Mac                   1,093           46,043
H&R Block                       154            5,525
Household Intl                  744           35,712
Lehman Brothers Holdings        190           27,550
MBNA                          1,339           47,284
Merrill Lynch                   610           88,450
MGIC Investment                 166            9,763
Morgan Stanley, Dean
 Witter,  Discover & Co       1,778          191,247
Paine Webber Group              228           16,302
Paychex                         584           26,061
Providian Financial             224           25,746
Schwab (Charles)              2,140           81,722
T.Rowe Price Associates         189            8,552
Total                                      1,322,632

Food (1.1%)
Archer-Daniels-Midland          993            8,753
Bestfoods                       432           30,510
Campbell Soup                   663           16,824
ConAgra                         837           15,328
General Mills                   457           14,681
Heinz (HJ)                      554           21,122
Hershey Foods                   215            9,178
Kellogg                         637           14,771
Nabisco Group Holdings          512           14,368
Quaker Oats                     205           13,927
Ralston-Ralston Purina Group    481           10,883
Sara Lee                      1,366           25,442
SUPERVALU                       206            3,077
Sysco                           524           22,172
Wrigley (Wm) Jr                 179           13,257
Total                                        234,293

Furniture & appliances (0.1%)
Black & Decker                  133            5,328
Briggs & Stratton                35            1,514
Leggett & Platt                 308            5,448
Maytag                          123            4,689
Stanley Works                   137            3,665
Whirlpool                       114            4,332
Total                                         24,976

Health care (9.9%)
Abbott Laboratories           2,434          106,489
Allergan                        203           14,844
ALZA                            181(b)        13,688
American Home Products        2,049          111,031
Amgen                         1,613(b)       122,286
Bard (CR)                        79            3,856
Bausch & Lomb                    83            2,967
Baxter Intl                     456           37,962
Becton, Dickinson & Co          396           11,930
Biogen                          233(b)        16,106
Biomet                          278            9,400
Boston Scientific               640(b)        12,120
Bristol-Myers Squibb          3,099          164,248
Guidant                         482(b)        32,445
Johnson & Johnson             2,185          200,885
Lilly (Eli)                   1,775          129,576
Mallinckrodt                    105            4,732
MedImmune                       328(b)        27,593
Medtronic                     1,881           96,402
Merck & Co                    3,613          252,461
PE Corp-PE Biosystems Group     328           32,267
Pfizer                        9,888          427,661
Pharmacia                     1,994          116,774
Schering-Plough               2,300           92,289
St. Jude Medical                131(b)         5,191
Watson Pharmaceuticals          159(b)         9,808
Total                                      2,055,011

Health care services (0.7%)
Aetna                           221           12,362
Cardinal Health                 433           35,426
HCA-The Healthcare              876           30,222
HEALTHSOUTH                     605(b)         3,706
Humana                          263(b)         2,252
IMS Health                      466            8,796
Manor Care                      160(b)         2,140
McKesson HBOC                   442           11,023
Quintiles Transnational         180(b)         2,509
Tenet Healthcare                491(b)        15,221
UnitedHealth Group              256           24,192
Wellpoint Health Networks        97(b)         8,372
Total                                        156,221

Household products (1.7%)
Alberto-Culver Cl B             87             2,463
Avon Products                  372            14,578
Clorox                         368            13,317
Colgate-Palmolive              906            46,150
Gillette                     1,640            49,201
Intl Flavors/Fragrances        161             4,146
Kimberly-Clark                 873            51,071
Newell Rubbermaid              418            10,842
Procter & Gamble             2,055           127,025
Tupperware                      90             1,817
Unilever                       898(c)         42,431
Total                                        363,041

Industrial equipment & services (0.4%)
Caterpillar                    547            20,102
Cooper Inds                    146             5,156
Deere & Co                     367            12,088
Illinois Tool Works            474            26,574
Ingersoll-Rand                 254            11,573
Parker-Hannifin                175             6,092
Thermo Electron                271(b)          6,301
Timken                          95             1,550
Total                                         89,436

Insurance (3.1%)
AFLAC                          417            22,518
Allstate                     1,170            34,004
American General               391            28,470
American Intl Group          3,632           323,705
Aon                            401            14,962
Chubb                          274            20,978
CIGNA                          256            24,896
Cincinnati Financial           252             9,797
Conseco                        510             4,303
Hartford Financial
  Services Group               338            22,519
Jefferson-Pilot                161            10,656
Lincoln Natl                   301            16,254
Loews                          154            12,464
Marsh & McLennan               424            50,350
MBIA                           154            10,126
Progressive Corp               114             8,643
SAFECO                         200             5,263
St. Paul Companies             333            15,859
Torchmark                      201             5,641
UnumProvident                  377             8,176
Total                                        649,584

Leisure time & entertainment (2.7%)
Brunswick                      138             2,588
Carnival Cl A                  949            18,921
Disney (Walt)                3,264           127,093
Harley-Davidson                477            23,761
Harrah's Entertainment         191(b)          5,420
Hasbro                         270             3,325
Mattel                         668             6,597
Seagram                        686(c)         41,289
Time Warner                  2,067           176,728
Viacom Cl B                  2,396(b)        161,282
Total                                        567,004

Media (1.3%)
American Greetings Cl A        101             1,881
Clear Channel
Communications                 914(b)         66,153
Comcast Special Cl A         1,411(b)         52,560
Deluxe                         113             2,486
Donnelley (RR) & Sons          191             4,918
Dow Jones                      139             8,696
Dun & Bradstreet               254             8,382
Gannett                        419            23,726
Harcourt General               112             6,643
Interpublic Group
of Companies                   473            18,092
Knight-Ridder                  122             6,664
McGraw-Hill Companies          305            18,891
Meredith                        79             2,158
New York Times Cl A            266            10,424
Omnicom Group                  280            23,363
Tribune                        484            17,273
Young & Rubicam                113             6,611
Total                                        278,921

Metals (0.5%)
Alcan Aluminium                343(c)         11,255
Alcoa                        1,358            45,153
Allegheny Technologies         130             2,828
Avery Dennison                 176             9,515
Barrick Gold                   621(c)          9,897
Bethlehem Steel                207(b)            725
Freeport-McMoRan
  Copper & Gold Cl B           251(b)          2,463
Homestake Mining               409             2,275
Inco                           285(b,c)        5,095
Newmont Mining                 263             4,882
Nucor                          133             4,888
Phelps Dodge                   123             5,474
Placer Dome                    514(c)          4,562
USX-U.S. Steel Group           138             2,398
Worthington Inds               135             1,409
Total                                        112,819

Miscellaneous (0.6%)
Convergys                      240(b)          9,390
Standard & Poor's
  Depositary Receipts          692           104,003
Stilwell Financial             350(b)         16,931
Total                                        130,324

Multi-industry conglomerates (6.1%)
Cendant                      1,132(b)         14,929
Crane                           95             2,387
Danaher                        222            12,474
Dover                          318            15,542
Eastman Kodak                  487            30,316
Emerson Electric               671            44,412
General Electric            15,542           912,127
Grainger (WW)                  147             4,245
ITT Inds                       138             4,640
Minnesota Mining & Mfg         622            57,846
Natl Service Inds               63             1,256
Polaroid                        70             1,190
Textron                        226            12,670
Tyco Intl                    2,652(c)        151,165
Xerox                        1,046            16,802
Total                                      1,282,001

Paper & packaging (0.3%)
Ball                            46             1,593
Bemis                           83             2,781
Boise Cascade                   89             2,659
Crown Cork & Seal              201             2,601
Fort James                     323            10,215
Intl Paper                     759            24,192
Mead                           161             4,317
Owens-Illinois                 230(b)          3,004
Pactiv                         265(b)          2,915
Sealed Air                     131(b)          6,722
Westvaco                       157             4,298
Willamette Inds                173             5,277
Total                                         70,574

Restaurants & lodging (0.5%)
Darden Restaurants             194             3,431
Hilton Hotels                  578             5,780
Marriott Intl Cl A             376            14,852
McDonald's                   2,100            62,739
Starbucks                      288(b)         10,548
Tricorn Global Restaurants     231(b)          6,728
Wendy's Intl                   178             3,360
Total                                        107,438

Retail (4.7%)
Albertson's                    665            14,298
AutoZone                       210(b)          4,725
Bed Bath & Beyond              440(b)          7,728
Best Buy                       322(b)         19,884
Circuit City Stores-
Circuit City Group             319             8,274
Consolidated Stores            174(b)          2,371
Costco Wholesale               702(b)         24,175
CVS                            613            22,758
Dillard's Cl A                 147             1,884
Dollar General                 516            10,610
Federated Dept Stores          336(b)          9,282
Gap                          1,337            30,000
Home Depot                   3,635           174,709
K mart                         755(b)          5,285
Kohl's                         513(b)         28,728
Kroger                       1,312(b)         29,767
Limited                        674            13,480
Longs Drug Stores               61             1,151
Lowe's Companies               601            26,933
May Department Stores          522            11,974
Nordstrom                      211             3,640
Office Depot                   496(b)          3,627
Penney (JC)                    409             5,726
RadioShack                     293            17,287
Safeway                        780(b)         38,464
Sears, Roebuck                 553            17,247
Staples                        760(b)         11,685
Target                       1,433            33,318
Tiffany                        227             9,449
TJX Companies                  471             8,861
Toys "R" Us                    339(b)          6,166
Wal-Mart Stores              7,002           332,159
Walgreen                     1,584            52,075
Winn-Dixie Stores              226             3,150
Total                                        990,870

Textiles & apparel (0.1%)
Liz Claiborne                   85             3,735
Nike Cl B                      429            16,972
Reebok Intl                     89(b)          1,708
Russell                         51               972
Springs Inds Cl A               28               837
VF                             179             4,094
Total                                         28,318

Transportation (0.3%)
Burlington Northern
Santa Fe                       672            15,036
CSX                            343             8,189
FedEx                          455(b)         18,360
Norfolk Southern               601             9,654
Ryder System                    93             1,784
Union Pacific                  389            15,463
Total                                         68,486

Utilities -- electric (1.8%)
AES                            718(b)         45,774
Ameren                         215             8,694
American Electric Power        505            17,801
Cinergy                        249             7,314
CMS Energy                     172             4,494
Consolidated Edison            332            10,396
Constellation Energy Group     235             8,989
CP&L Energy                    250             9,250
Dominion Resources             373            19,769
DTE Energy                     224             7,784
Duke Energy                    578            43,242
Edison Intl                    521            10,778
Entergy                        361            10,988
Florida Progress               154             7,989
FPL Group                      279            14,892
GPU                            190             5,819
Niagara Mohawk Holdings        270(b)          3,476
PECO Energy                    266            12,818
PG&E                           605            17,507
Pinnacle West Capital          133             5,478
PPL                            226             7,571
Public Service
Enterprise Group               339            12,289
Reliant Energy                 464            17,226
Sempra Energy                  320             6,240
Southern Co                  1,019            30,507
TXU                            414            14,464
Unicom                         279            12,747
Xcel Energy                    531            13,305
Total                                        387,601

Utilities-- gas (0.9%)
Coastal                       337             23,211
Columbia Energy Group         126              8,844
Eastern Enterprises            42              2,657
El Paso Energy                364             21,203
Enron                       1,150             97,606
KeySpan                       210              7,232
NICOR                          72              2,655
ONEOK                          45              1,437
Peoples Energy                 55              1,788
Williams Companies            694             31,968
Total                                        198,601

Utilities-- telephone (6.0%)
ALLTEL                        496             25,079
AT&T                        5,895            185,695
BellSouth                   2,956            110,297
CenturyTel                    220              6,339
Global Crossing             1,386(b,c)        41,667
Nextel Communications
 Cl A                       1,192(b)          66,082
Qwest Communications Int   l2,565(b)         132,419
SBC Communications          5,344            223,114
Sprint (FON Group)          1,378             46,164
Sprint (PCS Group)          1,438(b)          72,170
Verizon                     4,274            186,455
WorldCom                    4,498(b)         164,177
Total                                      1,259,658

Total common stocks
(Cost: $20,305,752)                      $21,012,051

 Short-term security (2.9%)
Issuer            Annualized            Amount              Value(a)
                 yield on date        payable at
                 of purchase           maturity

Commercial paper
Bayer
   09-01-00         6.65%            $600,000(d)            $599,889

Total short-term security
(Cost: $600,000)                                            $599,889

Total investments in securities
(Cost: $20,905,752)(e)       $21,611,940

 Notes to investments in securities
(a)Securities are valued by procedures described in Note 1 to the financial statements.
(b)Non-income producing.
(c)Foreign security values are stated in U.S. dollars. As of Aug. 31, 2000, the value of foreign securities represented 4.25% of net assets.
(d)Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other
   "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e)At Aug. 31, 2000, the cost of securities for federal income tax purposes was $20,909,230 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                    $1,568,797
Unrealized depreciation                                      (866,087)
                                                             --------
Net unrealized appreciation                                  $702,710

Investments in Securities
AXP VP - Small Cap Advantage Fund
Aug. 31, 2000
(Percentages represent value of investments compared to net assets)


Common stocks (92.0%)
Issuer                            Shares    Value(a)

Aerospace & defense (0.6%)
Aeroflex                         2,187(b)   $80,372
Precision Castparts              1,500      114,000
Total                                       194,372

Airlines (0.3%)
SkyWest                          1,652       82,084

Automotive & related (1.4%)
DollarThrifty
Automotive  Group                6,500(b)   147,062
Gentex                           4,650(b)   120,319
Lear                             1,600(b)    34,500
Snap-On                          3,900      120,169
Total                                       422,050

Banks and savings & loans (6.7%)
American Capital
Strategies                       3,100       74,013
Astoria Finance                  2,000       70,250
Bank United Cl A                 2,600      117,000
City Natl                        3,200      125,000
Commerce Bancshares              2,600       93,600
Cullen/Frost Bankers             5,512      170,872
Dime Community
 Bancshares                      3,700       74,463
Downey Financial                 3,200      107,200
East West Bancorp                6,900      117,731
First Midwest Bancorp            4,969      128,262
FirstFed Financial               3,500(b)    63,000
Fulton Financial                 4,600       96,600
Hudson United Bancorp            3,212       80,902
Imperial Bancor                  4,300(b)    93,525
Investors Financial Services     2,800      172,375
MAF Bancorp                      4,900      105,350
Queens County Bancorp            2,300       60,663
Silicon Valley Bancshares        3,367(b)   194,022
Southwest Bancorp of Texas       2,600(b)    75,563
Webster Financial                2,800       69,038
Total                                     2,089,429

Beverages & tobacco (0.8%)
Canandaigua Wine Cl A            3,015(b)   162,433
Coors (Adolph) Cl B              1,400       83,388
Total                                       245,821

Building materials & construction (2.6%)
Carlisle Companies               3,800      174,180
Dycom Inds                       3,468(b)   183,803
Florida Rock Inds                2,409       92,596
Horton (DR)                      7,363      144,499
Lennar                           2,100       58,013
NCI Building Systems             3,300(b)    58,163
Pulte                            3,100      102,106
URS                              2,000(b)    26,375
Total                                       839,735

Chemicals (1.9%)
Albemarle                        4,800      119,100
Cytec Inds                       3,800(b)   126,825
Geon                             3,600       62,775
Lubrizol                         4,700      101,931
OM Group                         3,700      175,288
Total                                       585,919

Communications  equipment & services (4.7%)
Adaptive  Broadband              1,750(b)    54,688
Adtran                           1,100(b)    58,919
Allied Riser  Communications     3,700(b)    30,063
Celeritek                        2,700(b)   121,163
Commonwealth  Telephone
  Enterprises                    1,300(b)    50,213
Corsair Communications           3,400(b)    37,400
DMC  Stratex  Networks           4,244(b)   108,487
Excel Techology                  2,300(b)    84,974
Glenayre  Technologies           8,050(b)    87,544
LCC Intl Cl A                    3,000(b)    65,813
Leap  Wireless  Intl             1,310(b)   103,981
Media                          100 750(b)    13,219
Natural  Microsystems            1,200(b)    89,475
Netro                            1,600(b)   132,199
Peco II                            350(b)    13,650
Plantronics                        900(b)    44,944
Proxim                           2,270(b)   136,341
REMEC                            4,825(b)   137,512
Tollgrade Communications           300(b)    33,356
WJ Communications                1,300(b)    76,619
Total                                     1,480,560

Computers & office  equipment (9.1%)
ADAC  Laboratories               5,750(b)   128,656
Advent Software                    900(b)    55,463
Allaire                          2,100(b)    71,269
ASK Jeeves                       2,150(b)    64,573
Aspen Technology                 2,600(b)   119,438
Avocent                          1,553(b)    75,515
Clarent                          2,300(b)   109,825
Clarus                           1,600(b)    96,800
FactSet  Research  Systems       2,400       82,050
go2net                           1,000(b)    69,000
Henry (Jack) &  Associates       2,099       93,143
HNC  Software                    1,870(b)   101,740
InFocus                          2,800(b)   135,449
Informatica                        500(b)    50,000
Insight Enterprises              1,700(b)    85,425
Interwoven                       1,000(b)    96,000
IntraNet  Solutions              3,444(b)   156,055
Keynote Systems                    900(b)    27,225
Manhattan Associates             1,100(b)    51,013
McAfee.com                       1,900(b)    49,994
McDATA Cl B                        400(b)    43,025
Natl Instruments                 1,500(b)    64,781
Netegrity                        1,200(b)   105,600
Netopia                            950(b)    34,794
OTG Software                     2,200(b)    49,225
Puma Technology                  3,000(b)    72,938
Rare Medium Group                3,300(b)    33,000
RSA Security                     2,169(b)   128,107
SERENA Software                  6,000(b)   263,999
SonicWALL                          800(b)    60,900
Varian                           3,000(b)   146,249
Verity                           2,300(b)   105,225
Total                                     2,826,476

Electronics (13.5%)
ACT Mfg                            700(b)    35,656
Actel                            3,700(b)   162,799
Alpha Inds                       4,340(b)   218,898
Amphenol  Cl A                   1,200(b)    76,800
Anixter  Intl                    1,100(b)    38,500
Audiovox  Cl A                   1,900(b)    34,438
Belden                           3,800       99,275
Brooks  Automation               1,300(b)    71,906
C&D Technologies                 3,700      204,424
C-Cube Microsystems              3,600(b)    83,700
CTS                              2,300      118,019
Cymer                            1,200(b)    55,125
DSP Group                        1,700(b)    78,625
Elantec  Semiconductor           1,450(b)   128,325
Electro Scientific Inds          2,380(b)    98,026
Exar                             1,300(b)   156,813
Harman Intl Inds                 1,669      128,096
Helix   Technology               1,900       71,963
Integrated   Circuit Systems     2,550(b)    70,125
Intl Rectifier                   2,550(b)   160,491
KEMET                            5,024(b)   150,720
Kulicke & Soffa Inds             3,638(b)    66,166
Littelfuse                       1,800(b)    65,363
LTX                              1,600(b)    40,900
Methode Electronics Cl A         2,400      144,300
MRV Communications               1,000(b)    77,063
Nanometrics                      1,600(b)    79,600
Oak   Technology                 3,600(b)   104,850
Pericom Semiconductor              800(b)    59,200
PerkinElmer                        800       71,950
Photon  Dynamics                 1,200(b)    56,325
Plexus                             600(b)    92,850
PLX  Technolog                   1,600(b)    50,100
Power  Integrations              2,900(b)    49,300
Sensormatic Electronics          5,700(b)    94,763
Technitrol                       1,515      193,162
Therma-Wave                      2,900(b)    78,663
Three-Five  Systems              3,191(b)   106,101
Trimble Navigation               3,459(b)   143,765
Varian  Medical  Systems         3,254(b)   149,481
Varian Semiconductor
 Equipment  Associates           1,600(b)    91,400
Viasystems Group                 4,400(b)    72,600
Zoran                              900(b)    55,631
Total                                     4,186,257

Energy (1.1%)
HS Resources                     3,424(b)   108,498
Swift Energy                     3,100(b)    89,706
Valero Energy                    2,500       75,313
Vintage Petroleum                3,500       73,500
Total                                       347,017

Energy equipment & services (1.8%)
Lone Star  Technologies          1,800(b)    90,450
Louis Dreyfus Natural  Gas       3,000(b)   104,250
Patterson Energy                 2,900(b)    90,988
Pride Intl                       5,499(b)   135,412
UTI Energy                       1,600(b)    59,600
Varco Intl                       4,200(b)    84,788
Total                                       565,488

Financial services (4.4%)
Affiliated Managers Grou         1,500(b)    83,625
AmeriCredit                      8,400(b)   232,049
Catellus Development             5,200(b)    92,950
Delphi Financial Group Cl A      1,714(b)    70,917
Eaton Vance                      1,400       67,813
Financial Federal                2,746(b)    58,353
Jefferies Group                  3,100       94,356
LaBranche                        4,600(b)   138,575
Metris Companies                 5,000      179,688
Radian Group                     3,300      205,012
Raymond James Financial          2,700       76,950
SEI Investments                  1,139       72,327
Total                                     1,372,615

Food (2.2%)
Dean Foods                       3,000       93,750
Delta & Pine Land                3,200       78,200
Earthgrains                      5,200       91,650
Performance Food Group           2,925(b)   108,591
Smithfield Foods                 4,779(b)   126,942
Suiza Foods                      3,400(b)   170,000
Total                                       669,133

Furniture & appliances (0.5%)
Ethan Allen Interiors            3,300       88,893
Salton                           2,100(b)    79,013
Total                                       167,906

Health care (6.4%)
Alkermes                         1,460(b)    67,525
Alpharma Cl A                    2,000(d)   113,250
ArthoCare                        1,500(b)    66,750
Cephalon                         1,200(b)    60,375
Coherent                         2,161(b)   173,960
COR Therapeutics                 2,370(b)   133,313
Emisphere Technologies           1,500(b)    49,500
Enzo Biochem                     1,233(b)    73,980
Enzon                            1,570(b)    95,574
Inhale Therapeutic Systems       1,800(b)    90,900
Jones Pharma                     3,216      114,972
Laboratory Corp
 America Holdings                1,180(b)   139,609
Medicis Pharmaceutical Cl A      1,200(b)    77,325
Myriad Genetics                    300(b)    41,963
Noven  Pharmaceuticals           1,100(b)    46,200
Priority  Healthcare Cl B        1,300(b)    75,075
Protein Design Labs              1,620(b)   123,120
Regeneron  Pharmaceuticals       2,900(b)   102,769
Techne                           1,132(b)   108,106
Vertex  Pharmaceuticals          1,200(b)   102,000
Wesley Jessen VisionCare         1,900(b)    71,488
Zoll Medical                     1,100(b)    48,125
Total                                     1,975,879

Health care services (3.3%)
Apria Healthcare Group          5,100(b)     75,863
Aurora Biosciences                400(b)     27,350
Cerner                          2,050(b)     78,028
Cytyc                           1,355(b)     63,177
Foundation Health
  Systems Cl A                  6,400(b)    112,400
Genzyme Transgenics             2,800(b)    104,125
LifePoint Hospitals             4,550(b)    137,069
Mid Atlantic Medical Services   5,600(b)     90,300
PRAECIS Pharmaceuticals         1,700(b)     74,481
Triad Hospitals                 4,600(b)    132,643
Universal Health Services Cl B  1,938(b)    137,113
Total                                     1,032,549

Household products (0.1%)
Valence Technology              2,300(b)     38,956

Industrial equipment & services (1.9%)
AGCO                            6,400        67,200
Asyst Technologies             2,100(b)      54,994
Graco                          2,600         92,138
IDEX                           1,600         48,600
Kennametal                     4,200        107,625
Minerals Technologies          2,800        145,249
Nordson                        1,400         90,650
Total                                       606,456

Insurance (2.6%)
Fidelity Natl Financial        3,950         78,753
First American                 3,600         59,400
Gallagher (Arthur J)           3,780        185,220
MONY Group                     1,900         71,844
Old Republic Intl              5,700        136,444
Reinsurance Group of America   2,100         59,850
RenaissanceRe Holdings         1,600(c)      76,600
StanCorp Financial Group       3,500        140,000
Total                                       808,111

Leisure time & entertainment (1.1%)
Anchor Gaming                  1,300(b)      95,225
Aztar                          8,764(b)     127,626
Concord Camera                 5,500(b)     121,000
Total                                       343,851

Media (3.3%)
ADVO                           2,100(b)      85,969
Emmis Communications Cl A      2,440(b)      80,063
Houghton Mifflin                 800         39,350
McClatchy Cl A                 2,200         78,788
Penton Media                   3,300        103,331
Price Communications           4,100(b)      84,050
Radio One Cl A                 2,850(b)      60,028
Scholastic                     2,152(b)     138,131
True North Communications      3,500(c,d)   162,312
Valassis Communications        2,400         69,300
Zomax                          6,850(b)     132,984
Total                                     1,034,306

Metals (1.2%)
Mueller Inds                   4,949(b)     156,202
Shaw Group                     1,800(b)     100,238
Stillwater Mining              3,100(b)     105,400
Total                                       361,840

Miscellaneous  (2.6%)
AremisSoft                     2,300(b)      62,675
Beasley  Broadcast
 Group Cl A                    4,250(b)      52,328
California  Amplifier          1,300(b)      54,275
Cell Genesys                   2,400(b)      73,950
Cobalt  Networks               1,100(b)      54,588
DigitalThink                     800(b)      26,893
Dobson Communications
 Cl A                          2,600(b)      56,063
Genome Therapeutics            2,300(b)      57,788
Learning Tree Intl             1,900(b)     130,030
PolyMedica                     1,600(b)      56,800
Rural  Celluar  Cl A           1,500(b)     113,999
Texas Biotechnology            1,300(b)      22,913
UCBH Holdings                  1,600         48,400
Total                                       810,702

Multi-industry conglomerates (2.0%)
Agribrands Intl                  900(b)      35,775
Argosy Gaming                  4,000(b)      64,000
Brady Cl A                     3,189         92,282
Hall, Kinion & Associates      1,800(b)      59,400
Meade Instruments              3,300(b)      79,200
Mettler-Toledo Intl            3,200(b)     151,400
StarTek                        1,625(b)      63,680
Stewart & Stevenson Services   4,250         68,531
Total                                       614,268

Paper & packaging (1.6%)
AptarGroup                     4,100         95,581
Ball                           2,600         90,025
Bowater                        1,800         92,475
Buckeye Technologies           4,100(b)     102,244
Pope & Talbot                  5,569        110,684
Total                                       491,009

Real estate investment trust (2.8%)
Arden Realty                   3,800         96,899
BRE Properties Cl A            2,700         78,806
Camden Property Trust          2,900         86,819
Developers Diversified Realty  3,400         49,300
Essex Property Trust           1,200         59,025
Gables Residential Trust       3,000         83,250
Liberty Property Trust         1,900         49,638
Pan Pacific Retail Properties  2,700         51,469
Prentiss Properties Trust      1,200         29,175
Reckson Associates Realty      2,300         55,919
SL Green Realty                3,000         80,438
Smith (Charles E)
 Residential Realty            2,200         90,475
United Dominion Realty Trust   4,900         52,981
Total                                       864,194

Restaurants & lodging (0.9%)
CEC Entertainment              2,600(b)      75,075
Cheesecake Factory  (The)      2,382(b)      85,901
RARE Hospitality Intl          2,600(b)      73,125
Ryan's Family Steak Houses     5,200(b)      42,250
Total                                       276,351

Retail (2.8%)
AnnTaylor Stores               3,100(b)     111,600
Barnes & Noble                 3,300(b)      57,131
Footstar                       3,200(b)      95,200
Fossil                         4,400(b)      76,725
NBTY                           9,930(b)      70,131
PurchasePro.com                  900(b)      52,003
United Stationers              4,133(b)     134,064
Whole Foods Market             3,000(b)     151,500
Zale                           3,235(b)     119,493
Total                                       867,847

Textiles & apparel (1.4%)
Abercrombie & Fitch            2,400(b)      54,204
Brown Shoe                     5,698         61,253
Hot Topic                      2,400(b)      67,950
Kellwood                       1,700         27,200
Kenneth Cole Productions
 Cl A                          1,400(b)      61,688
Skechers U.S.A. Cl A           4,900(b)      87,280
Timberland Cl A                1,800(b)      73,350
Total                                       432,925

Transportation (1.9%)
Atlas Air                      1,800(b)      77,850
EGL                            3,300(b)     118,594
Expeditors Intl of Washington  2,200        107,800
Forward Air                    2,000(b)      91,750
Landstar System                1,591(b)      81,141
Offshore Logistics               350(b)       6,081
USFreightways                  3,100         96,681
Total                                       579,897

Utilities-- electric (2.5%)
Cleco                          2,400        100,200
El Paso Electric              10,065(b)     135,248
Kansas City Power & Light      1,900         51,063
Minnesota Power                3,500         77,656
OGE Energy                     3,200         68,400
Public Service Co of
 New Mexico                    5,000        106,875
UIL Holdings                   2,576        129,605
Western Resources              4,900         98,000
Total                                       767,047

Utilities -- gas (1.5%)
Equitable Resources            1,699         95,674
New Jersey Resources           2,000         80,000
ONEOK                          2,700         86,231
Piedmont Natural Gas           2,500         69,219
UGI                            3,400         77,563
Western Gas Resources          2,600         57,038
Total                                       465,725

Utilities -- telephone (0.5%)
Illuminet Holdings             1,600(b)      63,600
Intermedia Communications      2,700(b)      56,025
Mpower Communications          2,250(b)      41,484
Total                                       161,109

Total common stocks
(Cost: $26,276,486)                     $28,607,884

Other (--%)
Issuer                      Shares     Value(a)

Elan  Rights                 2,700      $2,531

Total other
(Cost: $--)                             $2,531

Short-term securities (6.4%)
Issuer          Annualized           Amount              Value(a)
               yield on date       payable at
               of purchase          maturity

U.S. government agencies
Federal Home Loan Mtge Corp Disc Nts
   09-14-00      6.44%             $300,000              $299,215
   10-17-00      6.46               400,000               396,653
Federal Natl Mtge Assn Disc Nts
   09-20-00      6.41               800,000               797,057
   10-05-00      6.46               500,000               496,729

Total short-term securities
(Cost: $1,990,298)                                     $1,989,654

Total investments in securities
(Cost: $28,266,784)(e)                                $30,600,069

Notes to investments in securities
(a)Securities are valued by procedures described in Note 1 to the financial statements.
(b)Non-income producing.
(c)Foreign security values are stated in U.S. dollars. As of Aug. 31, 2000, the value of foreign securities represented 0.77% of net assets.
(d)Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):

Type of security                                       Contracts

Purchase contracts
Russell 2000, Sept. 2000                                    2

(e)At Aug. 31, 2000, the cost of securities for federal income tax purposes was $28,405,928 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                            $3,453,869
Unrealized depreciation                            (1,259,728)
                                                   ----------
Net unrealized appreciation                        $2,194,141

Investments in Securities
AXP VP - Strategy Aggressive Fund
Aug. 31, 2000

(Percentages represent value of investments compared to net assets)


Common stocks (90.7%)
Issuer                       Shares       Value(a)

Airlines (0.3%)
Northwest Airlines Cl A     350,000(b)  $10,959,375

Banks and savings & loans (1.1%)
Silicon Valley Bancshares    95,100(b)    5,487,666
Sovereign Bancorp         3,375,000      28,687,501
TCF Financial               199,000       6,532,424
Zions Bancorp               115,000       5,146,250
Total                                    45,853,841

Communications equipment & services (15.0%)
CIENA                       240,000(b)   53,204,999
Copper Mountain Networks    631,400(b)   37,844,538
Corvis                      116,200(b)   12,063,013
Covad Communicati Group   1,725,000(b)   28,139,063
Ditech Communications       158,000(b)    9,322,000
DMC Stratex Networks      1,235,000(b)   31,569,688
Equinix                   1,017,000(b,d) 16,432,564
Fairchild
 Semiconductor Intl Cl A    680,000(b)   27,030,000
Finisar                   2,289,800(b)  106,165,514
Focal Communications        360,000(b)   11,137,500
Healtheon/WebMD             429,000(b)    7,574,657
Netro                       582,000(b)   48,087,750
New Focus                   287,800(b)   39,728,679
ONI Systems                  37,050(b)    3,516,422
Powerwave Technologies      115,800(b)    5,462,093
SDL                         452,000(b,d)179,585,249
Sonus Networks               48,000(b,d)  7,986,000
WJ Communications            65,000(b,i)  3,830,938
Total                                   628,680,667

Computer software & services (3.0%)
Edwards (JD) & Co         1,150,000(b)   28,534,375
i2 Technologies             202,000(b)   34,175,875
PeopleSoft                  819,900(b)   26,288,806
SunGard Data Systems      1,062,000(b)   38,232,000
Total                                   127,231,056

Computers & office equipment (20.3%)
Akamai Technologies         450,000(b,d) 34,003,125
Avici Systems               100,800(b,d) 15,101,100
Digital Lightwave             1,798(b)      157,775
Embarcadero Technologies    250,000(b,i) 10,500,000
Emulex                      250,500(b)   26,224,219
Extreme Networks          1,373,000(b)  127,643,037
Fiserv                      975,000(b)   52,832,813
Genuity                   1,800,000(b)   15,525,000
InfoSpace                   679,000(b)   26,481,000
Juniper Networks            466,000(b)   99,607,499
Liberate Technologies       580,000(b)   17,835,000
McDATA Cl B                 492,200(b)   52,929,622
Mercury Interactive       1,205,500(b)  147,297,030
NetIQ                       625,000(b)   35,312,500
Portal Software             789,500(b)   43,619,875
Predictive Systems          520,000(b)   10,335,000
Sanmina                     345,000(b)   40,710,000
Software.com                 95,000(b)   13,828,438
Trintech Group ADR          303,500(b,c)  8,194,500
Tumbleweed
  Communications            441,000(b)   27,617,625
VeriSign                    240,000(b)   47,730,000
Total                                   853,485,158

Electronics (19.1%)
Advanced Energy Inds        675,000(b)   38,559,375
Applied Micro Circuits      150,000(b)   30,440,625
Avanex                      254,500(b,d) 38,505,469
Celestica                 1,145,000(b,c) 89,453,124
Flextronics Intl            452,000(b,c) 37,657,250
GlobeSpan                   355,000(b)   42,755,313
Integrated Device
 Technology                 420,000(b)   36,855,000
Jabil Circuit             1,280,400(b)   81,592,934
Newport                     225,000      35,775,000
Novellus Systems            912,600(b)   56,181,938
Pericom Semiconductor       252,100(b)   18,655,400
PMC-Sierra                  445,000(b)  105,019,999
SCI Systems                 480,000(b)   29,640,000
Semtech                     325,000(b)   38,492,188
TriQuint Semiconductor      128,600(b)    7,044,094
Vitesse Semiconductor       660,000(b)   58,616,250
Waters                      728,000(b)   57,921,500
Total                                   803,165,459

Energy (3.6%)
Apache                     450,000       28,350,000
Kerr-McGee                 770,000       48,654,375
Murphy Oil                 240,000       16,020,000
Newfield Exploration       240,000(b,g,i)10,383,606
Suncor Energy              800,000       18,037,567
Tosco                    1,000,000(i)    30,500,000
Total                                   151,945,548

Energy equipment & services (1.4%)
Cooper Cameron              500,000(b)   38,906,250
Diamond Offshore Drilling   425,000      19,045,313
Total                                    57,951,563

Financial services (0.7%)
Metris Companies            276,600       9,902,937
Radian Group                260,000      16,152,499
Total                                    26,055,436

Health care (8.9%)
Alkermes                  1,357,000(b)   62,761,250
ALZA                      1,200,000(b)   90,750,000
Diversa                     320,000(b)    9,120,000
Forest Laboratories         515,000(b)   50,405,625
Gilead Sciences             225,000(b)   24,300,000
IDEC Pharmaceuticals        409,300(b)   57,148,513
Invitrogen                  244,250(b)   15,418,281
MiniMed                     280,600(b)   20,146,203
Teva Pharmaceutical
Inds ADR                    700,000(c)   42,437,500
Total                                   372,487,372

Health care services (1.8%)
Abgenix                     620,000(b)   46,606,563
McKesson HBOC             1,100,000      27,431,250
Total                                    74,037,813

Insurance (1.0%)
XL Capital Cl A             585,000(c)   40,328,438

Media (1.6%)
TMP Worldwide               560,000(b)   38,745,000
Univision
 Communications Cl A        680,000(b)   30,005,000
Total                                    68,750,000

Metals (0.4%)
Nucor                       450,000      16,537,500

Miscellaneous (4.3%)
Biotech Holdings Trust
Depositary Receipts         210,000(b)   42,406,875
Convergys                   420,000(b)   16,432,500
Digex                       904,000(b,d) 76,557,501
FirePond                    526,000(b)   10,980,250
Internap Network Services   645,000(b)   23,220,000
Semiconductor Holdings
 Trust Depositary Receipts  147,400(b)   14,453,056
Total                                   184,050,182

Multi-industry conglomerates (0.6%)
Robert Half Intl            790,000(b)   25,131,875

Retail (2.4%)
Bed Bath & Beyond         2,472,000(b)   43,414,500
Best Buy                    330,000(b)   20,471,440
Dollar Tree Stores          938,200(b)   38,055,738
Total                                   101,941,678

Utilities -- electric (2.7%)
Calpine                   1,130,800(b)  111,949,200

Utilities -- telephone (2.5%)
Allegiance Telecom        1,297,600(b)   64,636,700
Intermedia Communications     5,288(b)      109,726
Western Wireless Cl A       340,000(b)   17,382,500
WinStar Communications      860,000(b)   23,112,500
Total                                   105,241,426

Total common stocks
(Cost: $2,588,278,744)               $3,805,783,587

Preferred stocks & other (1.4%)(f)
Issuer               Shares     Value(a)

Aurgin Systems
  2.46%           2,440,000   $6,002,400
Bluestream
Ventures LP       9,500,000(e) 9,500,000
Covia Technologies
  Cv              1,596,148    3,999,947
Dia Dexus
  Cv Series C     1,113,979(b) 8,633,337
Equinix
  Cv                265,252    3,435,013
  Warrants           13,800    3,036,000
Fibrogen
  Cv Series E     1,559,020    7,000,000
FREEI.Net
  8.05%             434,744(b) 7,000,031
Mars
  Cv Series D     2,619,048    5,500,001
MarsMusic.com
  Cv              7,000,000    7,000,000
Protein Delivery
  2.50%           2,800,000    7,000,000
Signalsoft
  Cv Series E     1,182,432   46,883,429
YOUpowered
  Cv Series B       425,258    3,300,002
Vcommerce
  Cv Series C       884,120    4,119,999

Total preferred stocks & other
(Cost: $81,369,982)         $122,410,159

Bond (0.5%)
Issuer        Coupon       Principal       Value(a)
               rate         amount

Equinix
  Sr Nts
  12-01-07    13.00%      $13,800,000      $11,040,000

Total bond
(Cost: $13,792,939)                        $11,040,000

Option purchased (0.1%)
Issuer        Shares      Exercise      Expiration      Value(a)
                            price          date

Call
Zions
 Bancorp     115,000        $45          Jan. 2001      $481,563

Total option purchased
(Cost: $356,138)                                        $481,563

Short-term securities (13.2%)(g)
Issuer          Annualized            Amount           Value(a)
              yield on date         payable at
              of purchase            maturity

U.S. government agencies (6.7%)
Federal Home Loan Bank Disc Nts
   09-01-00       6.40%           $50,000,000         $49,991,110
   10-06-00       6.44             29,800,000          29,603,023
   10-13-00       6.46             30,300,000          30,068,008
Federal Home Loan Mtge Corp Disc Nts
   09-14-00       6.44              7,900,000           7,879,328
   10-10-00       6.45             26,000,000          25,814,964
   10-24-00       6.50             24,700,000          24,461,398
Federal Natl Mtge Assn Disc Nts
   09-11-00       6.39             36,500,000          36,426,167
   09-21-00       6.43             34,600,000          34,464,191
   10-16-00       6.45             28,300,000          28,068,566
   10-19-00       6.49             12,500,000          12,386,213
   10-26-00       6.51              1,500,000           1,484,371
Total                                                 280,647,339

Commercial paper (6.5%)
Abbey Natl North America
   11-13-00       6.56              2,700,000           2,663,481
Alcoa
   10-11-00       6.53              2,300,000           2,282,712
AT&T
   11-10-00       6.57              6,300,000           6,218,244
Barton Capital
   09-12-00       6.54             13,000,000(h)       12,971,703
Bayer
   09-12-00       6.53              6,700,000(h)        6,685,215
   09-19-00       6.52             16,300,000(h)       16,243,135
Bell Atlantic Finance  Services
   09-05-00       6.56              5,500,000           5,494,920
CXC
   11-16-00       6.60              9,000,000(h)        8,873,335
Dresdner US Finance
   09-11-00       6.50              4,600,000           4,590,695
Duke Energy
   09-14-00       6.52              8,000,000           7,979,066
Enterprise Funding
   11-13-00       6.59             11,000,000(h)       10,851,219
Fleet Funding
   10-11-00       6.55              5,800,000(h)        5,756,403
Ford Motor Credit
   09-01-00       6.51             21,500,000          21,496,112
Gillette
   10-13-00       6.52             20,900,000(h)       20,729,835
   11-08-00       6.56             14,900,000(h)       14,712,086
Intl Lease Finance
   10-16-00       6.52             25,000,000(h)       24,789,484
Kimberly-Clark
   10-23-00       6.53             13,100,000(h)       12,973,096
Morgan Stanley, Dean
  Witter, Discover & Co
   09-12-00      6.50               9,100,000           9,080,313
Natl Rural Utilities
   09-11-00      6.52               9,400,000           9,380,986
   09-22-00      6.53               7,100,000           7,070,334
   10-18-00      6.55               9,000,000           8,921,039
Pfizer
   09-28-00      6.50              14,000,000(h)       13,929,549
SBC Communications
   11-02-00      6.56               5,000,000(h)        4,942,425
Toyota Motor Credit
   09-07-00      6.56               1,900,000(h)        1,897,580
Wal-Mart Stores
   09-12-00      6.51               5,100,000(h)        5,088,746
   09-19-00      6.51               6,600,000(h)        6,576,975
   09-19-00      6.52              21,700,000(h)       21,624,296
Total                                                 273,822,984

Total short-term securities
(Cost: $554,622,915)                                 $554,470,323

Total investments in securities
(Cost: $3,238,420,718)(j)                          $4,494,185,632

Notes to investments in securities
(a)Securities are valued by procedures described in Note 1 to the financial statements.
(b)Non-income producing.
(c)Foreign security values are stated in U.S. dollars. As of Aug. 31, 2000, the value of foreign securities represented 5.20% of net assets.
(d)Security is partially or fully on loan. See Note 5 to the financial statements.
(e)The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.
(f)Identifies issues considered to be illiquid as to their marketability
   (see Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 2000, is as follows:

Security                                Acquisition              Cost
                                           dates
Aurgin Systems
   2.46%                                  12-16-99            $6,002,400
Bluestream Ventures LP                    06-28-00             9,500,000
Covia Technologies
   Cv                                     08-16-00             3,999,947
Dia Dexus
   Cv Series C                            04-03-00             8,633,337
Equinix
   Cv                                     05-19-00             4,000,000
   Warrants                               12-01-99             1,314,284
Fibrogen
   Cv Series E                            05-17-00             7,000,000
FREEI.Net
   8.05%                                  11-04-99             7,000,013
Mars
   Cv Series D                            06-16-00             5,500,001
MarsMusic.com Cl A
   Cv                                     12-01-99             7,000,000
Protein Delivery
   2.50%                                  05-04-99             7,000,000
Signalsoft
   Cv Series E                            12-15-99             6,999,997
Vcommerce
   Cv                                     07-21-00             4,119,999
YOUpowered
   Cv Series B                            06-01-00             3,300,002

(g)At Aug. 31, 2000 cash or short-term securities were designated to cover open put options written as follows:

Issuer              Shares         Exercise       Expiration        Value(a)
                                     price           date
Best Buy            45,000           $60          Oct. 2000         $195,518
eBay               140,000            68          Oct. 2000        1,330,000
Forest Labs         20,000            70          Nov. 2000           10,000
MiniMed             20,000            55          Nov. 2000           35,000
MiniMed             40,000            65          Nov. 2000          192,500
Total                                                             $1,763,018

At Aug. 31, 2000, securities valued at $2,595,902 were held to cover open call options written as follows:

Issuer                 Shares         Exercise       Expiration        Value(a)
                                      price           date
Newfield Exploration   60,000          $50           Dec. 2000        $146,250

(h)Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(i)Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):

Type of security                                        Contracts
Purchase contracts
Nasdaq 100, Sept. 2000                                      322
Nasdaq 100, Dec. 2000                                       135
(j)At Aug. 31, 2000, the cost of securities for federal income tax purposes was $3,246,493,120 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                               $1,374,309,922
Unrealized depreciation                                 (126,617,410)
                                                        ------------
Net unrealized appreciation                           $1,247,692,512

See accompanying notes to investments in securities.

PART C. OTHER INFORMATION


Item 23.   Exhibits

(a) Articles of Incorporation as amended Nov. 10, 1994, filed electronically as Exhibit 1 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-73115, are incorporated by reference.

(b) By-Laws as amended Jan. 12, 1989, filed electronically as Exhibit No. 2 to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, are incorporated by reference.

(c) Stock certificate for common shares, is on file at the Registrant's headquarters.

(d)(1) Investment Management Services Agreement between Registrant, on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and IDS Life Insurance Company dated March 20, 1995, filed electronically as Exhibit No. 5(a) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(d)(2) Investment Management Services Agreement between Registrant, on behalf of IDS Life Growth Dimensions Fund and IDS Life Insurance Company dated April 11, 1996, filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 33, is incorporated by reference.

(d)(3) Investment Management Services Agreement dated Sept. 13, 1999, between Registrant, on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio
          - Small Cap Advantage Fund and IDS Life Insurance Company, filed electronically as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(d)(4) Investment Management Services Agreement dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and IDS Life Insurance Company, filed electronically herewith.

(d)(5) Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated Oct. 14, 1998, filed electronically as Exhibit 5(c) to Registrant's Post-Effective Amendment No. 36 filed on or about Oct. 30, 1998, is incorporated by reference.

(d)(6) Addendum to Investment Advisory Agreement dated May 1, 2000 between IDS Life Insurance Company and American Express Financial Company, filed electronically herewith.

(d)(7) Investment Advisory Agreement between American Express Financial Corporation and American Express Asset Management International Inc. for AXPSM Variable Portfolio - International Equity Fund (formerly IDS Life International Equity Fund) dated February 11, 1999, filed electronically as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 37 filed on or about May 28, 1999, is incorporated by reference.

(d)(8) Addendum to Investment Advisory Agreement dated May 1, 2000, between American Express Financial Corporation and American Express Asset Management International Inc. for AXP Variable Portfolio - Emerging Markets Fund, filed electronically herewith.

(d)(9) Investment Subadvisory Agreement between American Express Financial Corporation and American Express Asset Management Group Inc. on behalf of AXP Variable Portfolio-Strategy Aggressive Fund dated July 9, 1999, filed electronically as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(d)(10) Subadvisory Agreement between American Express Financial Corporation and Kenwood Capital Management LLC on behalf of AXP Variable Portfolio
          - Small Cap Advantage Fund dated Sept. 13, 1999, filed electronically as Exhibit (d)(9) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(d)(11) Administrative Services Agreement, dated March 20, 1995, between IDS Life Investment Series, Inc., on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and American Express Financial Corporation, filed electronically as Exhibit No. 5(d) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(d)(12) Administrative Services Agreement, dated April 11, 1996, between IDS Life Investment Series, Inc. on behalf of IDS Life Growth Dimensions Fund and American Express Financial Corporation, filed electronically as Exhibit 5(f) to Registrant's Post-Effective Amendment No. 34, is incorporated by reference.

(d)(13) Administrative Services Agreement dated Sept. 13, 1999, between AXP Variable Portfolio Investment Series, Inc. on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and American Express Financial Corporation filed electronically as Exhibit
          (d)(12) to Registrant's Post-Effective Amendment No. 40 filed on or about May 28, 1999, is incorporated by reference.

(d)(14) Form of Administrative Services Agreement dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Financial Corporation, filed electronically herewith.

(e)       Underwriting contracts: Not Applicable.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement dated March 20, 1995, between IDS Life Investment Series, Inc., on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and American Express Trust Company, filed electronically as Exhibit No. 8(a) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(g)(2) Custodian Agreement dated April 11, 1996, between IDS Life Investment Series, Inc. on behalf of IDS Life Growth Dimensions Fund and American Express Trust Company, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 34, is incorporated by reference.

(g)(3)    Custodian  Agreement  dated  Sept.  13,  1999,  between  AXP  Variable
          Portfolio - Investment Series, Inc. on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and American Express Trust Company filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(g)(4) Custodian Agreement dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Trust Company, filed electronically herewith.

(g)(5) Custodian Agreement dated May 13, 1999 between American Express Trust Company and The Bank of New York filed electronically as Exhibit
          (g)(3) to IDS Precious Metal Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745 filed on or about May 24, 1999, is incorporated by reference.

(h)(1) Plan and Agreement of Merger between IDS Life Capital Resource Minnesota, Inc. and IDS Life Capital Resource Fund, Inc. dated April 10, 1986, filed electronically as Exhibit No. 9(a) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, is incorporated by reference.

(h)(2) License Agreement between Registrant and IDS Financial Corporation, dated Jan. 25, 1988, filed electronically as Exhibit No. 9(b) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, is incorporated by reference.

(h)(3) License Agreement dated June 17, 1999 between the American Express Funds and American Express Company, filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc. Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered, filed electronically herewith.

(j)       Independent Auditors' Consent: filed electronically herewith.

(k)       Omitted Financial Statements: Not Applicable.

(l) Investment Letter of IDS Life Insurance Company dated Oct. 13, 1981, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 25, is incorporated by reference.

(m)(1) Plan and Agreement of Distribution dated Sept. 13, 1999, between Registrant on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio
          - Small Cap Advantage Fund and IDS Life Insurance Company, filed electronically as Exhibit (m) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference

(m)(2) Plan and Agreement of Distribution dated Sept. 20, 1999, between Registrant (on behalf of AXPSM Variable Portfolio - Capital Resource Fund, AXPSM Variable Portfolio - International Fund, AXPSM Variable Portfolio - New Dimensions Fund and AXPSM Variable Portfolio - Strategy Aggressive Fund) and IDS Life Insurance Company, filed electronically herewith.

(m)(3) Plan and Agreement of Distribution dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and IDS Life Insurance Company, filed electronically herewith.

(n)       Rule 18f-3 Plan: Not Applicable.

(o)       Reserved

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter filed electronically on or about March 30, 2000 as Exhibit (p)(2) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement dated Jan. 13, 2000 filed electronically as Exhibit (p)(1) to Registrant's Post-Effective Amendment No. 41 filed on or about Feb. 11, 2000, is incorporated by reference.

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 13, 2000 filed electronically as Exhibit (p)(2) to Registrant's Post-Effective Amendment No. 41 filed on or about Feb. 11, 2000, is incorporated by reference.

Item 24.      Persons Controlled by or under Common Control with Registrant
              -------------------------------------------------------------

IDS Life and its subsidiaries are the record holders of all outstanding shares of AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Money Market Series, Inc. and AXP Variable Portfolio - Managed Series, Inc. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial ownership of all shares of each fund.

Item 25.      Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 26.   Business and Other Connections of Investment Advisor (IDS Life Insurance Company).

Directors and officers of IDS Life Insurance Company who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,            American Centurion Life      200 AXP Financial Center     Director and President
Executive Vice President        Assurance Company            Minneapolis, MN  55474

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Vice President
                                Corporation

                                IDS Life Insurance Company   P.O. Box 5144                Director and President
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mark W. Carter,                 American Express Financial   200 AXP Financial Center     Senior Vice President and
Executive Vice President        Advisors Inc.                Minneapolis, MN  55474       Chief Marketing Officer

                                American Express Financial                                Director, Senior Vice
                                Corporation                                               President and Chief
                                                                                          Marketing Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Robert M. Elconin,              American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474

                                American Express Financial                                Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,               AMEX Assurance Company       200 AXP Financial Center     Vice President
Vice President                                               Minneapolis, MN  55474

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance Company

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Vice President
                                Corporation

                                American Partners Life                                    Director and Vice
                                Insurance Company                                         President

                                IDS Certificate Company                                   Vice President

                                IDS Life Series Fund, Inc.                                Vice President

                                IDS Life Variable Annuity                                 Vice President
                                Funds A and B




                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,              AMEX Assurance Company       200 AXP Financial Center     Vice President, Treasurer
Vice President                                               Minneapolis, MN  55474       and Assistant Secretary

                                American Centurion Life                                   Vice President and
                                Assurance Company                                         Treasurer

                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Corporation                                               Corporate Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Minnesota                                Vice President and
                                Foundation                                                Treasurer

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.



                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life                                    Vice President and
                                Insurance Company                                         Treasurer

                                IDS Cable Corporation                                     Director, Vice President
                                                                                          and Treasurer

                                IDS Cable II Corporation                                  Director, Vice President
                                                                                          and Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Certificate Company                                   Vice President and
                                                                                          Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                North Carolina Inc.                                       Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund Inc.                                 Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer




                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Treasurer

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS Sales Support Inc.                                    Vice President and
                                                                                          Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corp.                                         Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

David R. Hubers,                AMEX Assurance Company       200 AXP Financial Center     Director
Director                                                     Minneapolis, MN  55474

                                American Express Financial                                Chairman, President and
                                Advisors Inc.                                             Chief Executive Officer

                                American Express Financial                                Director, President and
                                Corporation                                               Chief Executive Officer

                                American Express Service                                  Director and President
                                Corporation

                                IDS Certificate Company                                   Director

                                IDS Plan Services of                                      Director and President
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Jensen,                American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474

                                American Express Financial                                Vice President
                                Corporation

                                IDS Life Series Fund, Inc.                                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------

Richard W. Kling,               AMEX Assurance Company       200 AXP Financial Center     Director
Director, Chief Executive                                    Minneapolis, MN  55474
Officer and President

                                American Centurion Life                                   Director and Chairman of
                                Assurance Company                                         the Board

                                American Enterprise Life                                  Director and Chairman of
                                Insurance Company                                         the Board




                                American Express                                          Director and President
                                Corporation

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Financial                                Director and Senior Vice
                                Corporation                                               President-Insurance
                                                                                          Products

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President
                                Corporation

                                American Partners Life                                    Director and Chairman of
                                Insurance Company                                         the Board

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board

                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.

                                IDS Life Series Fund, Inc.                                Director and President

                                IDS Life Variable Annuity                                 Manager, Chairman of the
                                Funds A and B                                             Board and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

                                IDS Life Insurance Company   P.O. Box 5144                Director and Chairman of
                                of New York                  Albany, NY 12205             the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,                American Express Financial   200 AXP Financial Center     Vice President
Director and Executive Vice     Advisors Inc.                Minneapolis, MN  55474
President

                                American Express Financial                                Vice President
                                Corporation

                                IDS Life Series Fund, Inc.                                Vice President and Chief
                                                                                          Actuary

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paula R. Meyer,                 American Enterprise Life     200 AXP Financial Center     Vice President
Director and Executive Vice     Insurance Company            Minneapolis, MN  55474
President

                                American Express                                          Director
                                Corporation

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and President
                                Insurance Company

                                IDS Certificate Company                                   Director and President

                                American Express Financial                                Vice President
                                Corporation

                                Investors Syndicate                                       Director, Chairman of the
                                Development Corporation                                   Board and President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Pamela J. Moret,                American Express Financial   200 AXP Financial Center     Director and Senior Vice
Director and Executive Vice     Advisors Inc.                Minneapolis, MN  55474       President-Investment
President                                                                                 Products

                                American Express Financial                                Vice President
                                Corporation

                                American Express Trust                                    Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barry J. Murphy,                American Enterprise                                       Director
Director and Executive Vice     Investment Services Inc.
President



                                American Express Client      200 AXP Financial Center     Director and President
                                Service Corporation          Minneapolis, MN  55474

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Financial                                Director and Senior Vice
                                Corporation                                               President
------------------------------- ---------------------------- ---------------------------- ----------------------------

James R. Palmer,                American Express Financial   200 AXP Financial Center     Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474

                                American Express Financial                                Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,             AMEX Assurance Company       200 AXP Financial Center     Director
Director and Executive Vice                                  Minneapolis, MN  55474
President

                                American Enterprise Life                                  Executive Vice President
                                Insurance Company

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Financial Officer

                                American Express Financial                                Senior Vice President and
                                Corporation                                               Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life                                    Director and Vice President
                                Insurance Agency

                                IDS Certificate Company                                   Director and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,          American Enterprise Life     200 AXP Financial Center     Director, Vice President,
Vice President, General         Insurance Company            Minneapolis, MN  55474       General Counsel and
Counsel and Secretary                                                                     Secretary

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Express Financial                                Vice President and
                                Corporation                                               Assistant General Counsel

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, General
                                                                                          Counsel and Secretary



                                IDS Life Series Fund Inc.                                 General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

Philip C. Wentzel,              American Centurion Life      200 AXP Financial Center     Vice President and
Vice President and Controller   Assurance Company            Minneapolis, MN  55474       Controller, Risk Management

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Controller

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Controller, Risk Management


Item 27.      Principal Underwriters

              The Fund has no principal underwriter.

Item 28.      Location of Accounts and Records

              American Express Financial Corporation
              200 AXP Financial Center
              Minneapolis, MN  55474

Item 29.      Management Services

              Not Applicable.

Item 30.      Undertakings

              Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Variable Portfolio - Investment Series, Inc, certifies that it meets the requirements for the effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 26th day of October, 2000.


AXP VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.


By     /s/ Arne H. Carlson**
       _____________________________________________
           Arne H. Carlson, Chief Executive Officer


By
       /s/ John M. Knight
           John M. Knight, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of October, 2000.

Signature                                            Capacity

/s/  H. Brewster Atwater, Jr.*                       Director
------------------------------------
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chairman of the Board
------------------------------------
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
------------------------------------
     Lynne V. Cheney

/s/  David R. Hubers*                                Director
------------------------------------
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
------------------------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
------------------------------------
     Anne P. Jones

/s/  William R. Pearce*                              Director
------------------------------------
     William R. Pearce

/s/  Alan K. Simpson*                                Director
------------------------------------
     Alan K. Simpson

/s/  John R. Thomas*                                 Director
------------------------------------
     John R. Thomas

/s/  C. Angus Wurtele*                               Director
------------------------------------
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney dated Jan. 13, 2000, filed electronically as Exhibit (p)(1) to Registrant's Post-Effective Amendment No. 41, by:




/s/ Leslie L. Ogg
    Leslie L. Ogg


**Signed pursuant to Officers' Power of Attorney dated Jan. 13, 2000, filed electronically as Exhibit (p)(2) to Registrant's Post-Effective Amendment No. 41, by:




/s/ Leslie L. Ogg
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 43 TO REGISTRATION STATEMENT NO. 2-73115

This post-effective amendment contains the following papers and documents:

The facing sheet.


Part A.

         The prospectus.

Part B.

         Statement of Additional Information.


Part C.

         Other information.

         The signatures.

         Exhibits.